OPPENHEIMER VARIABLE ACCOUNT FUNDS

Prospectus dated May 1, 1997

OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is a diversified open-end investment company consisting of nine separate funds
(collectively, the "Funds"):

OPPENHEIMER MONEY FUND ("Money Fund") seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in Money Fund is neither insured nor guaranteed by the U.S. Government. While Money Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

OPPENHEIMER HIGH INCOME FUND ("High Income Fund") seeks a high level of current income from investment in high yield fixed-income securities. High Income Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.
OPPENHEIMER BOND FUND ("Bond Fund") primarily seeks a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, this Fund seeks capital growth when consistent with its primary objective.

OPPENHEIMER CAPITAL APPRECIATION FUND ("Capital Appreciation Fund") seeks to achieve capital appreciation by investing in "growth-type" companies.

OPPENHEIMER GROWTH FUND ("Growth Fund") seeks to achieve capital appreciation by investing in securities of well-known established companies.

OPPENHEIMER MULTIPLE STRATEGIES FUND ("Multiple Strategies Fund") seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

OPPENHEIMER GROWTH & INCOME FUND ("Growth & Income Fund") seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

OPPENHEIMER GLOBAL SECURITIES FUND ("Global Securities Fund") seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities, but which may be considered to be speculative.

OPPENHEIMER STRATEGIC BOND FUND ("Strategic Bond Fund") seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. Current income is not an objective.

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts (collectively, the "Accounts"). The Accounts invest in shares of one or more of the Funds in accordance with allocation instructions received from Account owners. Such allocation rights are further described in the accompanying Account Prospectus. Shares are redeemed to the extent necessary to provide benefits under an Account.

     This Prospectus explains concisely what you should know before investing in the Trust and the Funds. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Funds in the May 1, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Funds' Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


          About the Funds
          Overview of the Funds
          Financial Highlights
          Investment Objectives and Policies
          How the Funds are Managed
          Performance of the Funds

          About Your Account
          How to Buy Shares
          How to Sell Shares
          Dividends, Capital Gains and Taxes
          Appendix A: Description of Terms
          Appendix B: Description of Securities Ratings

ABOUT THE FUNDS

Overview of the Funds

     Some of the important facts about the Funds are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing. Keep the Prospectus for reference after you invest.

        What Are the Funds' Investment Objectives?

Money Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.
High Income Fund's investment objective is to seek a high level of current income from investment in high yield fixed-income securities.

Bond Fund's investment objective is to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's Investors Services, Inc. ("Moody's"), "BBB" or better by Standard & Poor's Corporation ("Standard & Poor's"). As a secondary investment objective, Bond Fund seeks capital growth when consistent with its primary objective.
Capital Appreciation Fund's investment objective is to achieve capital appreciation by investing in "growth-type" companies. Growth Fund's investment objective is to seek to achieve capital appreciation by investing in securities of well-known established companies.
Multiple Strategies Fund's investment objective is to seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.
Growth & Income Fund's investment objective is to seek a total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
Global Securities Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities.
Strategic Bond Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

        What Do the Funds Invest In? To seek their respective investment objectives, the Funds invest as follows.
Money Fund primarily invests in "money market" securities.

High Income Fund primarily invests in high yield fixed-income securities, including unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds."
Bond Fund primarily invests in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's.
Capital Appreciation Fund primarily invests in "growth-type" companies.
Growth Fund primarily invests in securities of well-known established companies.
Multiple Strategies Fund primarily invests in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.
Growth & Income Fund invests primarily in equity and debt securities and focuses from time to time on small to medium capitalization companies.
Global Securities Fund primarily invests in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations.
Strategic Bond Fund primarily invests in foreign government and corporate debt securities, U.S. Government securities, lower-rated high yield domestic debt securities, commonly known as "junk bonds." These investments are more fully explained for each Fund in "Investment Objectives and Policies," starting on page ___.

        Who Manages the Funds? The Funds' investment adviser is OppenheimerFunds, Inc. (the "Manager"), which (including subsidiaries) advises investment company portfolios having over $60 billion in assets as of March 31, 1997. Each Fund's portfolio manager is primarily responsible for the selection of securities of that Fund. The portfolio managers are as follows:
Money Fund, Dorothy Warmack;
High Income Fund, Bond Fund, Multiple Strategies Fund and Strategic Bond Fund, David Negri (joined by Richard Rubinstein for Multiple Strategies Fund and by Arthur Steinmetz for Strategic Bond Fund); Capital Appreciation Fund, Paul LaRocco;
Growth Fund, Jane Putnam;
Global Securities Fund, William Wilby; and
Growth & Income Fund, Robert J. Milnamow and Michael S. Levine.

The Manager is paid an advisory fee by each Fund, based on its assets. The Trust's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How The Funds Are Managed," starting on page ____ for more information about the Manager and its fees.

        How Risky Are The Funds? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer, can affect the value of the Funds' investments and their price per share. Equity investments are generally subject to a number of risks including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers, and stocks which are small to medium size in capitalization may fluctuate more than large capitalization stocks. For both equity and income investments, foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to domestic investments. In comparing levels of risk among the funds that invest to some degree in equities, Growth Fund is most conservative, followed by Multiple Strategies Fund, Growth & Income Fund, Capital Appreciation Fund and Global Securities Fund. Fixed-income investments are generally subject to the risk that values will fluctuate with interest rates and inflation, with lower-rated fixed-income investments being subject to a greater risk that the issuer will default in its interest or principal payment obligations. In comparing levels of risk among the fixed-income funds, Bond Fund is most conservative, followed by Strategic Bond Fund and High Income Fund. Money Fund is the most conservative of all nine Funds in that Money Fund intends to maintain a stable net asset value, although there is no assurance that it will be able to do so.

        How Can I Buy or Sell Shares? Shares of each Fund are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts. Account owners should refer to the accompanying Account Prospectus on how to buy or sell shares of the Funds.

        How Have the Funds Performed? Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund measure their performance
by quoting their yields.   All of the Funds with the exception of
Money Fund may measure their performance by quoting average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The performance of all the Funds except Money Fund can also be compared to broad market indices, which we have done starting on page ___. Please remember that past performance does not guarantee future results.

Financial Highlights


     The tables on the following pages present selected financial information, including per share data and expense ratios and other data about the Funds, and are based on each Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Funds' independent auditors, whose report on the Funds' financial statements for the fiscal year ended December 31, 1996, is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS                                                     OPPENHEIMER MONEY FUND

---------------------------------------------------------------------------------------------------
                                YEAR ENDED DECEMBER 31,
                                1996       1995      1994      1993      1992      1991      1990      1989
1988      1987
----------------------------------------------------------------------------------------------------------------
-------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                          $1.00      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
$1.00     $1.00
----------------------------------------------------------------------------------------------------------------
-------------------
Income from investment
operations - net investment
income and net realized gain      .05        .06       .04       .03       .04       .06       .08       .09
 .07       .06
Dividends and distributions to
shareholders                     (.05)      (.06)     (.04)     (.03)     (.04)     (.06)     (.08)     (.09)
(.07)     (.06)
----------------------------------------------------------------------------------------------------------------
-------------------
Net asset value, end of period  $1.00      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
$1.00     $1.00

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL RETURN, AT NET ASSET
VALUE(1)                         5.13%     5.62%     4.25%     3.09%     3.93%     6.18%     7.84%     9.56%
6.96%     6.74%
----------------------------------------------------------------------------------------------------------------
-------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                      $129,719   $65,386   $89,671   $61,221   $58,266   $58,709   $89,143   $68,440
$69,468   $42,538
----------------------------------------------------------------------------------------------------------------
-------------------
Average net assets (in
thousands)                      $ 99,263   $75,136   $90,264   $57,654   $61,317   $75,747   $82,966   $67,586
$60,241   $35,138
----------------------------------------------------------------------------------------------------------------
-------------------
Ratios to average net assets:
Net investment income              5.01%     5.52%     4.18%     3.12%     3.76%     5.97%     7.80%     8.82%
 7.31%     6.33%
Expenses                           0.49%     0.51%     0.43%     0.43%     0.50%     0.49%     0.51%     0.53%
 0.55%     0.59%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

FINANCIAL HIGHLIGHTS                                                OPPENHEIMER HIGH INCOME FUND

-------------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31,
                                  1996      1995      1994       1993      1992      1991      1990      1989
 1988     1987
----------------------------------------------------------------------------------------------------------------
-------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                            $10.63    $ 9.79    $11.02     $ 9.74    $9.40     $7.90     $8.59     $9.30
 $9.14    $10.04
----------------------------------------------------------------------------------------------------------------
-------------------
Income (loss) from investment
operations:
Net investment income                .97       .98       .94        .82     1.19      1.28      1.21      1.09
  1.12      1.30
Net realized and unrealized gain
(loss)                               .58       .94     (1.27)      1.65      .43      1.30      (.82)     (.65)
   .23      (.51)
----------------------------------------------------------------------------------------------------------------
-------------------
Total income (loss) from
investment operations               1.55      1.92      (.33)      2.47     1.62      2.58       .39       .44
  1.35       .79
----------------------------------------------------------------------------------------------------------------
-------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                             (1.05)    (1.08)     (.66)     (1.19)   (1.28)    (1.08)    (1.08)    (1.08)
 (1.07)    (1.55)
Distributions from net realized
gain                                  --        --      (.24)        --       --        --        --      (.07)
  (.12)     (.14)
----------------------------------------------------------------------------------------------------------------
-------------------
Total dividends and distributions
to shareholders                    (1.05)    (1.08)     (.90)     (1.19)   (1.28)    (1.08)    (1.08)    (1.15)
 (1.19)    (1.69)
----------------------------------------------------------------------------------------------------------------
-------------------
Net asset value, end of period    $11.13    $10.63    $ 9.79     $11.02    $9.74     $9.40     $7.90     $8.59
 $9.30    $ 9.14

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL RETURN, AT NET ASSET
VALUE(1)                           15.26%    20.37%   (3.18)%    26.34%    17.92%    33.91%     4.65%     4.84%
 15.58%     8.07%
----------------------------------------------------------------------------------------------------------------
-------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                        $191,293  $133,451  $ 95,698   $93,011   $40,817   $27,308   $19,172   $23,698
 $25,551  $21,768
----------------------------------------------------------------------------------------------------------------
-------------------
Average net assets (in
thousands)                        $157,203  $115,600  $101,096   $67,000   $36,861   $23,663   $21,493   $26,040
 $24,530  $20,637
----------------------------------------------------------------------------------------------------------------
-------------------
Ratios to average net assets:
Net investment income               9.18%     9.81%     9.15%    10.50%    12.08%    14.26%    14.32%    11.52%
 11.94%    13.13%
Expenses                            0.81%     0.81%     0.67%     0.68%     0.73%     0.75%     0.75%     0.75%
  0.75%     0.75%
----------------------------------------------------------------------------------------------------------------
-------------------
Portfolio turnover rate(2)         125.0%    107.1%    110.1%    135.7%    144.2%    108.0%     95.1%     78.7%
  57.9%     42.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $216,284,607 and $177,884,266, respectively.

FINANCIAL HIGHLIGHTS                                                    OPPENHEIMER BOND FUND

-------------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31,
                                  1996      1995      1994      1993      1992      1991      1990      1989
1988      1987
----------------------------------------------------------------------------------------------------------------
-------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                            $11.84    $10.78    $11.65    $10.99    $11.15    $10.33    $10.49    $10.15
$10.19    $11.15
----------------------------------------------------------------------------------------------------------------
-------------------
Income (loss) from investment
operations:
Net investment income                .69       .72       .76       .65       .87       .95       .97       .98
   .94       .97
Net realized and unrealized gain
(loss)                              (.15)     1.07      (.98)      .76      (.17)      .80      (.18)      .32
  (.05)     (.71)
----------------------------------------------------------------------------------------------------------------
-------------------
Total income (loss) from
investment operations                .54      1.79      (.22)     1.41       .70      1.75       .79      1.30
   .89       .26
----------------------------------------------------------------------------------------------------------------
-------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                              (.74)     (.73)     (.62)     (.75)     (.86)     (.93)     (.95)     (.96)
  (.93)    (1.17)
Distributions from net realized
gain                                (.01)       --      (.03)       --        --        --        --        --
    --      (.05)
----------------------------------------------------------------------------------------------------------------
-------------------
Total dividends and distributions
to shareholders                     (.75)     (.73)     (.65)     (.75)     (.86)     (.93)     (.95)     (.96)
  (.93)    (1.22)
----------------------------------------------------------------------------------------------------------------
-------------------
Net asset value, end of period    $11.63    $11.84    $10.78    $11.65    $10.99    $11.15    $10.33    $10.49
$10.15    $10.19

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL RETURN, AT NET ASSET
VALUE(1)                             4.80%    17.00%   (1.94)%    13.04%     6.50%    17.63%     7.92%    13.32%
   8.97%     2.53%
----------------------------------------------------------------------------------------------------------------
-------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                        $426,439  $211,232  $135,067  $111,846  $63,354   $32,762   $16,576   $13,422
$ 9,989   $10,415
----------------------------------------------------------------------------------------------------------------
-------------------
Average net assets (in
thousands)                        $296,253  $170,929  $121,884   $87,215  $45,687   $22,169   $15,088   $11,167
$11,028   $ 8,748
----------------------------------------------------------------------------------------------------------------
-------------------
Ratios to average net assets:
Net investment income                6.72%     6.91%     7.30%     7.20%    7.81%     8.73%     9.30%     9.34%
  9.08%     9.17%
Expenses                             0.78%     0.80%     0.57%     0.46%    0.56%     0.64%     0.61%     0.64%
  0.70%     0.75%
----------------------------------------------------------------------------------------------------------------
-------------------
Portfolio turnover rate(2)           82.3%     79.4%     35.1%     36.3%    41.3%      7.6%      7.4%      5.4%
  36.3%      5.9%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $449,994,454 and $218,747,414, respectively.

FINANCIAL HIGHLIGHTS                                              OPPENHEIMER CAPITAL APPRECIATION FUND

-----------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31,
                                 1996      1995      1994      1993       1992      1991      1990      1989
1988      1987
----------------------------------------------------------------------------------------------------------------
-------------------

PER SHARE OPERATING DATA:
Net asset value, beginning of
period                           $34.21    $25.95    $31.64    $26.04     $23.24    $15.24    $20.40    $16.31
$14.39    $13.12
----------------------------------------------------------------------------------------------------------------
-------------------
Income (loss) from investment
operations:
Net investment income               .09       .11       .10       .05        .06       .08       .32       .50
   .33       .21
Net realized and unrealized
gain (loss)                        6.59      8.29     (2.22)     6.71       3.43      8.18     (3.54)     3.93
  1.60      1.67
----------------------------------------------------------------------------------------------------------------
-------------------
Total income (loss) from
investment operations              6.68      8.40     (2.12)     6.76       3.49      8.26     (3.22)     4.43
  1.93      1.88
----------------------------------------------------------------------------------------------------------------
-------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                             (.11)     (.09)     (.04)     (.06)      (.14)     (.26)     (.53)     (.34)
    --      (.34)
Distributions from net realized
gain                              (2.07)     (.05)    (3.53)    (1.10)      (.55)       --     (1.41)       --
  (.01)     (.27)
----------------------------------------------------------------------------------------------------------------
-------------------
Total dividends and distributions
to shareholders                   (2.18)     (.14)    (3.57)    (1.16)      (.69)     (.26)    (1.94)     (.34)
  (.01)     (.61)
----------------------------------------------------------------------------------------------------------------
-------------------
Net asset value, end of period   $38.71    $34.21    $25.95    $31.64     $26.04    $23.24    $15.24    $20.40
$16.31    $14.39

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL RETURN, AT NET ASSET
VALUE(1)                          20.22%    32.52%   (7.59)%    27.32%     15.42%    54.72%   (16.82)%   27.57%
 13.41%    14.34%
----------------------------------------------------------------------------------------------------------------
-------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                       $617,392  $325,404  $185,774  $136,885   $83,335   $49,371   $23,295   $27,523
$13,667   $9,692
----------------------------------------------------------------------------------------------------------------
-------------------
Average net assets (in
thousands)                       $467,080  $240,730  $153,832   $98,228   $56,371   $34,887   $24,774   $21,307
$13,239    $8,598
----------------------------------------------------------------------------------------------------------------
-------------------
Ratios to average net assets:
Net investment income               0.32%     0.47%     0.50%     0.23%     0.30%     0.81%     1.93%     3.27%
  2.13%     1.68%
Expenses                            0.75%     0.78%     0.57%     0.47%     0.54%     0.63%     0.71%     0.68%
  0.73%     0.75%
----------------------------------------------------------------------------------------------------------------
-------------------
Portfolio turnover rate(2)         100.1%    125.5%     96.5%    122.8%     78.9%    122.3%    222.0%    130.5%
 128.7%    138.7%
Average brokerage commission
rate(3)                          $0.0583   $0.0577        --        --        --        --        --        --
    --        --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $507,743,146 and $384,247,154, respectively.
3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold.

FINANCIAL HIGHLIGHTS                                                    OPPENHEIMER GROWTH FUND

---------------------------------------------------------------------------------------------------
                                YEAR ENDED DECEMBER 31,
                                1996      1995       1994      1993      1992      1991      1990      1989
1988      1987
----------------------------------------------------------------------------------------------------------------
-------------------
PER SHARE OPERATING DATA:
Net asset value, beginning
of period                       $23.55    $17.68     $17.70    $16.96    $15.17    $12.54    $16.38    $13.64
$11.21    $12.53
----------------------------------------------------------------------------------------------------------------
-------------------
Income (loss) from investment
operations:
Net investment income              .15       .25        .22       .46       .16       .30       .56       .66
  .29       .20
Net realized and unrealized
gain (loss)                       5.46      6.10       (.05)      .74      1.99      2.82     (1.79)     2.50
 2.19       .24
----------------------------------------------------------------------------------------------------------------
-------------------
Total income from investment
operations                        5.61      6.35        .17      1.20      2.15      3.12     (1.23)     3.16
 2.48       .44
----------------------------------------------------------------------------------------------------------------
-------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                            (.25)     (.22)      (.15)     (.14)     (.36)     (.49)     (.62)     (.35)
   --      (.34)
Distributions from net realized
gain                             (1.67)     (.26)      (.04)     (.32)       --        --     (1.99)     (.07)
 (.05)    (1.42)
----------------------------------------------------------------------------------------------------------------
-------------------
Total dividends and distributions
to shareholders                  (1.92)     (.48)      (.19)     (.46)     (.36)     (.49)    (2.61)     (.42)
 (.05)    (1.76)
----------------------------------------------------------------------------------------------------------------
-------------------
Net asset value, end of period  $27.24    $23.55     $17.68    $17.70    $16.96    $15.17    $12.54    $16.38
$13.64    $11.21

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL RETURN, AT NET ASSET
VALUE(1)                          25.20%   36.65%      0.97%     7.25%    14.53%    25.54%   (8.21)%    23.59%
22.09%     3.32%
----------------------------------------------------------------------------------------------------------------
-------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                      $285,920  $117,710   $63,283   $56,701   $36,494   $22,032   $15,895   $19,301
$17,746   $14,692
----------------------------------------------------------------------------------------------------------------
-------------------
Average net assets (in
thousands)                      $152,466   $88,803   $59,953   $46,389   $25,750   $18,810   $17,235   $18,596
$15,585   $15,121
----------------------------------------------------------------------------------------------------------------
-------------------
Ratios to average net assets:
Net investment income              1.08%     1.46%     1.38%     1.13%     1.36%     2.82%     4.09%     3.72%
 2.39%     1.56%
Expenses, before voluntary
reimbursement by the Manager       0.81%     0.79%     0.58%     0.50%     0.61%     0.70%     0.71%     0.70%
 0.70%     0.75%
Expenses, net of voluntary
reimbursement by the Manager       0.79%      N/A       N/A       N/A       N/A       N/A       N/A       N/A
  N/A       N/A
----------------------------------------------------------------------------------------------------------------
-------------------
Portfolio turnover rate(2)         65.4%     58.2%     53.8%     12.6%     48.7%    133.9%    267.9%    148.0%
132.5%    191.0%
Average brokerage commission
rate(3)                         $0.0589   $0.0590        --        --        --        --        --        --
   --        --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $117,544,250 and $78,446,013, respectively.
3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

FINANCIAL HIGHLIGHTS                                            OPPENHEIMER MULTIPLE STRATEGIES FUND
                             ----------------------------------------------------------------------------------
                             YEAR ENDED DECEMBER 31,
                             1996      1995      1994      1993      1992      1991      1990      1989       1988
    1987(1)
----------------------------------------------------------------------------------------------------------------
-------------------
PER SHARE OPERATING DATA:
Net asset value, beginning
of period                    $14.55    $12.91    $13.88    $12.47    $11.96    $10.90    $12.30    $11.58     $10.04
  $10.00
----------------------------------------------------------------------------------------------------------------
-------------------
Income (loss) from
investment operations:
Net investment income           .72       .66       .63       .55       .55       .69       .73       .73
 .66       .44
Net realized and unrealized
gain (loss)                    1.45      2.00      (.90)     1.41       .50      1.15      (.97)     1.04      1.53
     .07
----------------------------------------------------------------------------------------------------------------
-------------------
Total income (loss) from
investment
operations                     2.17      2.66      (.27)     1.96      1.05      1.84      (.24)     1.77       2.19
     .51
----------------------------------------------------------------------------------------------------------------
-------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income              (.74)     (.65)     (.60)     (.55)     (.54)     (.78)     (.70)     (.68)     (.65)
   (.43)
Distributions from net
realized gain                  (.35)     (.37)     (.10)       --        --        --      (.46)     (.37)
--      (.04)
----------------------------------------------------------------------------------------------------------------
-------------------
Total dividends and
distributions to
shareholders                  (1.09)    (1.02)     (.70)     (.55)     (.54)     (.78)    (1.16)    (1.05)
(.65)     (.47)
----------------------------------------------------------------------------------------------------------------
-------------------
Net asset value, end of
period                       $15.63    $14.55    $12.91    $13.88    $12.47    $11.96    $10.90    $12.30     $11.58
  $10.04

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL RETURN, AT NET ASSET
VALUE(2)                      15.50%    21.36%   (1.95)%    15.95%     8.99%    17.48%   (1.91)%    15.76%
22.15%     3.97%
----------------------------------------------------------------------------------------------------------------
-------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)               $484,285  $381,263  $292,067  $250,290  $159,464  $124,634  $118,888  $121,286
$78,386   $53,291
----------------------------------------------------------------------------------------------------------------
-------------------
Average net assets (in
thousands)                   $428,277  $344,745  $279,949  $199,954  $139,011  $117,000  $123,231  $101,057
$64,298   $34,256
----------------------------------------------------------------------------------------------------------------
-------------------
Ratios to average net
assets:
Net investment income           4.89%     4.81%     4.90%     4.44%     4.63%     5.95%     6.53%     6.36%
6.18%     6.12% (3)
Expenses                        0.77%     0.77%     0.56%     0.48%     0.55%     0.54%     0.55%     0.57%
0.58%     0.65% (3)
----------------------------------------------------------------------------------------------------------------
-------------------
Portfolio turnover rate(4)      40.3%     39.0%     31.4%     32.4%     57.8%     80.3%     99.2%     66.9%
110.0%     46.9%
Average brokerage
commission rate(5)           $0.0361   $0.0329        --        --        --        --        --        --
--        --

1. For the period from February 9, 1987 (commencement of operations) to December 31, 1987.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $211,489,140 and $146,222,245, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.


FINANCIAL HIGHLIGHTS                     OPPENHEIMER GROWTH & INCOME FUND
                                   ------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                     1996        1995(1)
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $12.51       $10.00
-----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .14          .01
Net realized and unrealized gain                       3.91         2.52
-----------------------------------------------------------------------------
Total income from investment operations                4.05         2.53
Dividends and distributions to shareholders:
Dividends from net investment income                   (.14)        (.02)
Distributions from net realized gain                   (.05)          --
-----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                        (.19)        (.02)
-----------------------------------------------------------------------------
Net asset value, end of period                       $16.37       $12.51
                                                     ------------------------
                                                     ------------------------
-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                   32.51%      25.25%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $47,009      $4,288
-----------------------------------------------------------------------------
Average net assets (in thousands)                    $21,562      $1,809
-----------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  1.41%      0.50%(3)
Expenses                                               1.00%      2.07%(3)
-----------------------------------------------------------------------------
Portfolio turnover rate(4)                            112.6%       23.7%
Average brokerage commission rate(5)                 $0.0618     $0.0598

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $58,041,356 and $22,631,948,respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

FINANCIAL HIGHLIGHTS                                                    OPPENHEIMER GLOBAL SECURITIES FUND

-----------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                    1996      1995      1994       1993      1992       1991
 1990(1)
----------------------------------------------------------------------------------------------------------------
-----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $15.00    $15.09    $16.30     $9.57    $10.38    $10.04
 10.00
----------------------------------------------------------------------------------------------------------------
-----------
Income (loss) from investment operations:
Net investment income (loss)                             .15       .12       .04      (.02)      .07       .04
    --
Net realized and unrealized gain (loss)                 2.52       .19      (.96)     6.75      (.80)      .30
   .04
----------------------------------------------------------------------------------------------------------------
-----------
Total income (loss) from investment operations          2.67       .31      (.92)     6.73      (.73)      .34
   .04
----------------------------------------------------------------------------------------------------------------
-----------
Dividends and distributions to shareholders:
Dividends from net investment income                      --        --      (.04)       --      (.04)       --
    --
Distributions from net realized gain                      --      (.40)     (.25)       --      (.04)       --
    --
----------------------------------------------------------------------------------------------------------------
-----------
Total dividends and distributions
to shareholders                                           --      (.40)     (.29)       --      (.08)       --
    --
----------------------------------------------------------------------------------------------------------------
-----------
Net asset value, end of period                        $17.67    $15.00    $15.09    $16.30     $9.57    $10.38
$10.04

-----------------------------------------------------------------------

-----------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
-----------
TOTAL RETURN, AT NET ASSET VALUE(2)                    17.80%     2.24%   (5.72)%    70.32%   (7.11)%     3.39%
  0.40%
----------------------------------------------------------------------------------------------------------------
-----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $580,998  $360,979  $297,842   $96,425   $13,537    $7,339
  $432
----------------------------------------------------------------------------------------------------------------
-----------
Average net assets (in thousands)                   $466,750  $332,336  $214,545   $31,696   $11,181    $3,990
  $263
----------------------------------------------------------------------------------------------------------------
-----------
Ratios to average net assets:
Net investment income                                   1.09%     0.86%     0.54%     0.72%     1.04%     0.75%
  0.08% (3)
Expenses                                                0.81%     0.89%     0.91%     0.92%     1.06%     1.32%
  6.84% (3)
----------------------------------------------------------------------------------------------------------------
-----------
Portfolio turnover rate(4)                              89.9%    131.3%     70.4%     65.1%     34.1%     29.5%
   0.0%
Average brokerage commission rate(5)                 $0.0045   $0.0092        --        --        --        --
    --

1. For the period from November 12, 1990 (commencement of operations) to December 31, 1990.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities)for the period ended December 31, 1996 were $508,437,343 and $396,821,829, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

FINANCIAL HIGHLIGHTS                            OPPENHEIMER STRATEGIC BOND FUND
                                          ------------------------------------------
                                          YEAR ENDED DECEMBER 31,
                                          1996       1995      1994       1993(1)
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $4.91     $4.60     $5.12     $5.00
------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                          .38       .38       .35       .10
Net realized and unrealized gain (loss)        .19       .30      (.54)      .11
------------------------------------------------------------------------------------
Total income (loss) from investment
  operations                                   .57       .68      (.19)      .21
------------------------------------------------------------------------------------
Dividends and distributions to
  shareholders:
Dividends from net investment income          (.39)     (.37)     (.32)     (.09)
Distributions in excess of net
  realized gain                                 --        --      (.01)       --
------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                             (.39)     (.37)     (.33)     (.09)
Net asset value, end of period               $5.09     $4.91     $4.60     $5.12
                                          ------------------------------------------
                                          ------------------------------------------
------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)          12.07%    15.33%    (3.78)%    4.25%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $118,716   $60,098   $20,320    $9,887
------------------------------------------------------------------------------------
Average net assets (in thousands)          $82,604   $37,698   $15,389    $4,259
------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                         8.48%     9.32%     8.36%     5.67%(3)
Expenses                                      0.85%     0.85%     0.87%     0.96%(3)
------------------------------------------------------------------------------------
Portfolio turnover rate(4)                   144.3%     87.0%    136.6%     10.9%

1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $173,855,919 and $107,646,460, respectively.

Investment Objectives and Policies. Each Fund's investment objective and policies are set forth below. Since market risks are inherent in all securities to varying degrees, there can be no assurance that a Fund will meet its investment objectives.

Investment Objective and Policies - Money Fund. The objective of Money Fund is to seek the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Securities and Exchange Commission Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940 (the "Investment Company Act") places restrictions on a money market fund's investments. Under Rule 2a-7, Money Fund may purchase only "Eligible Securities," as defined below, that the Manager, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk. An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization, or (b) an unrated security that is judged by the Manager to be of comparable quality to investments that are "Eligible Securities" rated by Rating Organizations. Rule 2a-7 permits Money Fund to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. Under Rule 2a-7, Money Fund may invest only up to 5% of its assets in "Second Tier Securities," which are Eligible Securities that are not "First Tier Securities."

     In addition to the overall 5% limit on Second Tier Securities, Money Fund may not invest (i) more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or (ii) more than 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer. Under the current provisions of Rule 2a-7, the Trust's Board must approve or ratify the purchase of Eligible Securities that are unrated or are rated by only one Rating Organization. Additionally, under Rule 2a-7, Money Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Trust's Board has adopted procedures under Rule 2a-7 pursuant to which the Board has delegated to the Manager the responsibility of conforming Money Fund's investments with the requirements of Rule 2a-7 and those Procedures.

     Ratings at the time of purchase will determine whether securities may be acquired under the above restrictions. The rating restrictions described in this Prospectus do not apply to banks in which the Trust's cash is kept. Subsequent downgrades in ratings may require reassessment of the credit risk presented by a security and may require its sale. See "Investment Objectives and Policies -- Money Fund" in the Statement of Additional Information for further details.

     The Trust intends to exercise due care in the selection of portfolio securities. However, a risk may exist that the issuers of Money Fund's portfolio securities may not be able to meet their duties and obligations on interest or principal payments at the time called for by the instrument. There is also the risk that because of a redemption demand greater than anticipated by the Manager, some of Money Fund's portfolio may have to be liquidated prior to maturity at a loss. Any of these risks, if encountered, could cause a reduction in the net asset value of Money Fund's shares.

     The types of instruments that will form the major part of Money Fund's investments are certificates of deposit, bankers' acceptances, commercial paper, U.S. Treasury bills, securities of U.S. Government agencies or instrumentalities and other debt instruments (including bonds) issued by corporations, including variable and floating rate instruments, and variable rate master demand notes. Some of such instruments may be supported by letters of credit or may be subject to repurchase transactions (described below). Except as described below, Money Fund will purchase certificates of deposit or bankers' acceptances only if issued or guaranteed by a domestic bank subject to regulation by the U.S. Government or by a foreign bank having total assets at least equal to U.S. $1 billion. Money Fund may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund also may purchase obligations issued by other entities if they are:
(i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund, or (ii) subject to repurchase agreements (explained below), if the collateral for the agreement complies with Rule 2a-7. In addition, the Fund may also invest in securities other than those described above that meet with the requirements of Rule 2a-7. For further information, see "Foreign Securities" and "Other Investment Restrictions" below. See Appendix A below and "Investment Objectives and Policies" in the Statement of Additional Information for further information on the investments which Money Fund may make. See Appendix B below for a description of the rating categories of the Rating Organizations.


Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund.

High Income Fund. The objective of High Income Fund is to earn a high level of current income by investing primarily in a diversified portfolio of high yield, fixed-income securities (including long-term debt and preferred stock issues, including convertible securities) believed by the Manager not to involve undue risk. High Income Fund's investment policy is to assume certain risks (discussed below) in seeking high yield, which is ordinarily associated with high risk securities, commonly known as "junk bonds," in the lower rating categories of the established securities ratings services (i.e., securities rated "Baa" or lower by Moody's or "BBB" or lower by Standard & Poor's), and unrated securities. The investments in which High Income Fund will invest principally will be in the lower rating categories; it may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. Such ratings indicate that the obligations are speculative in a high degree and may be in default. Appendix B of this Prospectus describes these rating categories.

     High Income Fund is not obligated to dispose of securities whose issuers subsequently are in default or if the rating is subsequently downgraded. High Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Manager, yields and risks comparable to rated securities. Risks of high yield securities are discussed under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of High Income Fund's total assets as of December 31, 1996 (securities rated by any rating organization are included in the equivalent Standard & Poor's rating category): AAA, 0.58%; AA, 0.16%; BBB, 1.26%; BB, 14.59%; B,
32.00%; CCC, 2.76%; C, 0.40%. Unrated securities represented 9.25% of the Fund's total assets. The Manager will not rely principally on the rating assigned by rating services. The Manager's analysis may include consideration of the financial strength of the issuer, including its historic and current financial condition, the trading activity in its securities, present and anticipated cash flow, estimated current value of assets in relation to historical cost, the issuer's experience and managerial expertise, responsiveness to changes in interest rates and business conditions, debt maturity schedules, current and future borrowing requirements, and any change in the financial condition of the issuer and the issuer's continuing ability to meet its future obligations. The Manager also may consider anticipated changes in business conditions, levels of interest rates of bonds as contrasted with levels of cash dividends, industry and regional prospects, the availability of new investment opportunities and the general economic, legislative and monetary outlook for specific industries, the nation and the world.


Bond Fund. Bond Fund's primary objective is to earn a high level of current income by investing primarily in a diversified portfolio of high yield fixed-income securities. As a secondary objective, Bond Fund seeks capital growth when consistent with its primary objective. As a matter of non-fundamental policy, Bond Fund will, under normal market conditions, invest at least 65% of its total assets in bonds. Bond Fund will invest only in securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. However, Bond Fund is not obligated to dispose of securities if the rating is reduced, and therefore will from time to time hold securities rated lower than "Baa" by Moody's or "BBB" by Standard
& Poor's.

Strategic Bond Fund. The investment objective of Strategic Bond Fund is to seek a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities. Although the premiums received by Strategic Bond Fund from writing covered calls are a form of capital gain, the Fund generally will not make investments in securities with the objective of seeking capital appreciation.

     The Fund intends to invest principally in: (i) lower-rated high yield domestic debt securities; (ii) U.S. Government securities, and (iii) foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may from time to time invest up to 100% of its total assets in any one sector if, in the judgment of the Manager, the Fund has the opportunity of seeking a high level of current income without undue risk to principal. Distributable income will fluctuate as the Fund assets are shifted among the three sectors.

       High Yield Securities. The higher yields and high income sought by Strategic Bond Fund are generally obtainable from securities in the lower rating categories of the established rating services, commonly known as "junk bonds." Such securities are rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's. Strategic Bond Fund may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. Such ratings indicate that the obligations are speculative in a high degree and may be in default. Risks of high yield, high risk securities are discussed under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of Strategic Bond Fund's total assets as of December 31, 1996 (securities rated by any rating organization are included in the equivalent Standard & Poor's rating category): AAA, 0.11%; A, 0.47%; BBB, 0.93%; BB, 4.80%; B, 14.98%; CCC, 1.24%; C, 0.75%. Unrated securities represented 0.25% of the Fund's total assets. The Manager will not rely principally on the ratings assigned by rating services. Strategic Bond Fund is not obligated to dispose of securities whose issuers subsequently are in default or if the rating of such securities is reduced. Appendix B of this Prospectus describes these rating categories. Strategic Bond Fund may also invest in unrated securities which, in the opinion of the Manager, offer yields and risks comparable to those of securities which are rated.

Other Fixed-Income Strategies and Techniques.   High Income Fund,
Bond Fund and Strategic Bond Fund (collectively, the "Income Funds") can also use the investment techniques and strategies described below. The Statement of Additional Information contains more information about these practices.


  International Securities. The Income Funds may invest in foreign government and foreign corporate debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. These investments may include (i) U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity, (ii) debt obligations such as bonds (including sinking fund and callable bonds), (iii) debentures and notes (including variable rate and floating rate instruments), and (iv) preferred stocks and zero coupon securities. Further information about investments in foreign securities and special risks of "emerging markets" is set forth below under "Other Investment Techniques and Strategies - Foreign Securities," and "Special Risks of 'Emerging Markets'."

       U.S. Government Securities. U.S. Government Securities are debt obligations issued by or guaranteed by the United States Government or one of its agencies or instrumentalities. Although U.S. Government Securities are considered among the most creditworthy of fixed-income investments and their yields are generally lower than the yields available from corporate debt securities, the values of U.S. Government Securities (and of fixed-income securities generally) will vary inversely to changes in prevailing interest rates. To compensate for the lower yields available on U.S. Government securities, the Income Funds may attempt to augment these yields by writing covered call options against them. See "Hedging," below. Certain of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government Securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities may include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds ("Fannie Maes"). U.S. Government Securities in which the Funds may invest include zero coupon U.S. Treasury securities, mortgage-backed securities and money market instruments.

     Zero coupon Treasury securities are: (i) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts; or (ii) certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Because the Fund accrues taxable income from these securities without receiving cash, the Fund may be required to sell portfolio securities in order to pay cash dividends or to meet redemptions. The Income Funds may invest up to 50% of their total assets at the time of purchase in zero coupon securities issued by either corporations or the U.S. Treasury.

       Domestic Securities. The Income Funds' investments in domestic securities may include preferred stocks, participation interests and zero coupon securities. Domestic investments include fixed-income securities and dividend-paying common stocks issued by domestic corporations in any industry which may be denominated in U.S. dollars or non-U.S. currencies.

     The Income Funds' investments may include securities which represent participation interests in loans made to corporations (see "Participation Interests," below) and in pools of residential mortgage loans which may be guaranteed by agencies or instrumentalities of the U.S. Government (e.g. Ginnie Maes, Freddie Macs and Fannie Maes), including collateralized mortgage-backed obligations ("CMOs"), or which may not be guaranteed. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at lower rates than the original investment, thus reducing the yield of the Fund. CMOs in which the Fund may invest are securities issued by a U.S. Government instrumentality or private corporation that are collateralized by a portfolio of mortgages or mortgage-backed securities which may or may not be guaranteed by the U.S. Government. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates.

     The Income Funds may also invest in CMOs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

     The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

     The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

     Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities may be deemed "illiquid." If any Fund holds illiquid stripped securities, the amount it can hold will be subject to its investment policy limiting investments in illiquid securities to 15% of that Fund's assets.

     The Income Funds may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Funds may invest. The Funds' obligation under the forward roll must be covered by segregated liquid assets. The main risk of this investment strategy is risk of default by the counterparty.

     The Income Funds may also invest in asset-backed securities, which are securities that represent fractional undivided interests in pools of consumer loans and trade receivables, similar in structure to the mortgage-backed securities in which the Fund may invest, described above. Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.

Risk Factors. The securities in which High Income Fund and Strategic Bond Fund principally invest are considered speculative and involve greater risk than lower yielding, higher rated fixed-income securities, while providing higher yields than such securities. Lower rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Other risks may involve the default of the issuer or price changes in the issuer's securities due to changes in the issuer's financial strength or economic conditions. Issuers of lower rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities. During an economic downturn, lower rated securities might decline in value more than investment grade securities. These Funds are not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. These risks are discussed in more detail in the Statement of Additional Information.

Investment Objectives and Policies - Capital Appreciation Fund,
Growth Fund, Multiple Strategies Fund, Growth & Income Fund and
Global Securities Fund.

Capital Appreciation Fund. In seeking its objective of capital appreciation, Capital Appreciation Fund will emphasize investments in securities of "growth-type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets, and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. "Growth-type" companies may also include companies developing applications for recent scientific advances. Capital Appreciation Fund may also invest in cyclical industries and in "special situations" that the Manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the Manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements. There is a risk that the price of the security may be expected to decline if the anticipated development fails to occur.

Growth Fund. In seeking its objective of capital appreciation, Growth Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years, including predecessors). Current income is a secondary consideration in the selection of Growth Fund's portfolio securities.

Multiple Strategies Fund. The objective of Multiple Strategies Fund is to seek a high total investment return, which includes current income as well as capital appreciation in the value of its shares. In seeking that objective, Multiple Strategies Fund may invest in equity securities (including common stocks, preferred stocks, convertible securities and warrants), debt securities (including bonds, high yield securities, participation interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. Government obligations, described above under "Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund" and under "Participation Interests" below) and cash and cash equivalents (described above as the types of instruments in which the Money Fund may invest).

     The composition of Multiple Strategies Fund's portfolio among the different types of permitted investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of securities. Accordingly, there is neither a minimum nor a maximum percentage of Multiple Strategies Fund's assets that may, at any given time, be invested in any of the types of investments identified above. In the event future economic or financial conditions adversely affect securities, it is expected that Multiple Strategies Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents.

Growth & Income Fund. The objective of Growth & Income Fund is to seek a high total return, which includes growth in the value of its shares as well as current income from equity and debt securities. In seeking that objective, Growth & Income Fund may invest in equity and debt securities. Its equity investments will include common stocks, preferred stocks, convertible securities and warrants. Its debt securities will include bonds, participation interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. government obligations (described above under "Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund" and under "Participation Interests" below) and cash and cash equivalents (described above as the types of instruments in which
the Money Fund may invest).    From time to time Growth & Income
Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     The composition of Growth & Income Fund's portfolio among equity and fixed-income investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. Accordingly, there is neither a minimum nor a maximum percentage of Growth & Income Fund's assets that may, at any given time, be invested in either type of investment. In the event future economic or financial conditions adversely affect equity securities, it is expected that Growth & Income Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents.

Global Securities Fund. The objective of Global Securities Fund is to seek long-term capital appreciation. Current income is not an objective. In seeking its objective, the Fund will invest a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the Manager, have relatively favorable long-term prospects for increasing demand or which develop new products and retain a significant part of earnings for research and development), cyclical industries (e.g. base metals, paper and chemicals) and special investment situations which are considered to have appreciation possibilities (e.g., private placements of start-up companies). The Fund may invest without limit in "foreign securities" (as defined below in "Other Investment Techniques and Strategies - Foreign Securities") and thus the relative amount of such investments will change from time to time. It is currently anticipated that Global Securities Fund may invest as much as 80% or more of its total assets in foreign securities. See "Other Investment Techniques and Strategies - Foreign Securities," below, for further discussion as to the possible rewards and risks of investing in foreign securities and as to additional diversification requirements for the Fund's foreign investments.

        Can the Funds' Investment Objectives and Policies Change? The Funds have investment objectives, described above, as well as investment policies each follows to try to achieve its objectives. Additionally, the Funds use certain investment techniques and strategies in carrying out those investment policies. The Funds' investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." Each Fund's investment objectives are fundamental policies.

     The Trust's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information).

Other Investment Techniques and Strategies. Some of the Funds can also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

        Borrowing for Leverage. From time to time, Capital Appreciation Fund, Strategic Bond Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund may borrow money from banks to buy securities. These Funds will borrow only if they can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." This investing technique may subject a Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that a Fund's net asset value per share will fluctuate more than funds that don't borrow, since a Fund pays interest on borrowings and interest expense affects a Fund's share price and yield. Money Fund, High Income Fund, Bond Fund and Growth Fund may borrow only up to 5% of the value of its total assets and Global Securities Fund may borrow up to 10% of the value of its total assets. Global Securities Fund will not borrow, if as a result of such borrowing more than 25% of its total assets would consist of investments in when-issued or delayed delivery securities or borrowed funds. Borrowing for Leverage is subject to regulatory limits described in more detail in "Borrowing" in the Statement of Additional Information. These Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

     Each of the above Funds has undertaken to limit borrowing by that Fund to 25% of the value of its net assets, which is further limited to 10% if the borrowing is for a purpose other than to facilitate redemptions. Neither percentage limitation is a fundamental policy.

        Investments In Small, Unseasoned Companies. Money Fund, Capital Appreciation Fund, Multiple Strategies Fund, Growth & Income Fund, Growth Fund, Global Securities Fund and Strategic Bond Fund may each invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, counting the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile.
It is not currently intended that investments in securities of companies (including predecessors) that have operated less than three years will exceed 5% of the net assets of either Growth Fund or Multiple Strategies Fund. Money Fund, Capital Appreciation Fund, Growth & Income Fund, Global Securities Fund and Strategic Bond Fund are not subject to this restriction.

        Participation Interests. Strategic Bond Fund, Global Securities Fund, High Income Fund and Multiple Strategies Fund and Growth & Income Fund may acquire participation interests in U.S. dollar-denominated loans that are made to U.S. or foreign companies (the "borrower"). They may be interests in, or assignments of, the loan, and are acquired from the banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of a Fund's net assets can be invested in participation interests of the same borrower. The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests primarily depends upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's "D" by Standard & Poor's or "D" by Fitch, but may be deemed acceptable credit risks. Participation interests are subject to each Fund's limitations on investments in illiquid securities. See "Illiquid and Restricted Securities" below.

        Foreign Securities. Each Fund may purchase "foreign securities" that is, securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, and each Fund other than Money Fund may purchase securities issued by U.S. corporations denominated in non-U.S. currencies. Money Fund may invest in certain dollar-denominated foreign securities which are "Eligible Securities" as described above. Securities of foreign issuers that are represented by American Depository Receipts ("ADRs"), or that are listed on a U.S. securities exchange or are traded in the United States over-the-counter markets are not considered "foreign securities" for this purpose because they are not subject to many of the special considerations and risks (discussed below and in the Statement of Additional Information) that apply to foreign securities traded and held abroad. Each Fund may also invest in debt obligations issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, subject to the investment policies described above. Foreign securities which the Funds may purchase may be denominated in U.S. dollars or in non-U.S. currencies. The Funds may convert U.S. dollars into foreign currency, but only to effect securities transactions and not to hold such currency as an investment, other than in hedging transactions (see "Hedging" below).

     It is currently intended that each Fund (other than Global Securities Fund, Multiple Strategies Fund, Growth & Income Fund or Strategic Bond Fund) will invest no more than 25% of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks. Multiple Strategies Fund will invest no more than 35% of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks. Global Securities Fund, Growth & Income Fund and Strategic Bond Fund have no restrictions on the amount of their assets that may be invested in foreign securities. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.

     The Funds have undertaken to comply with the foreign country diversification guidelines of Section 10506 of the California Insurance Code, as follows: Whenever a Fund's investment in foreign securities exceeds 25% of its net assets, it will invest its assets in securities of issuers located in a minimum of two different foreign countries; this minimum is increased to three foreign countries if foreign investments comprise 40% or more of a Fund's net assets, to four if 60% or more and to five if 80% or more. In addition, no such Fund will have more than 20% of its net assets invested in securities of issuers located in any one foreign country; that limit is increased to 35% for Australia, Canada, France, Japan, the United Kingdom or Germany.

     The percentage of each Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of their financial markets, the interest rate climate of such countries, and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. Each such Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions and subject to the above diversification requirements those of a single country. In summary, foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities investing may include foreign withholding taxation, changes in currency rates or currency blockage, currency exchange costs, difficulty in obtaining and enforcing judgments against foreign issuers, relatively greater brokerage and custodial costs, risk of expropriation or nationalization of assets, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards. See "Investment Objectives and Policies - Foreign Securities" in the Statement of Additional Information for further details.

        Special Risks of "Emerging Markets". Investments in securities traded in "emerging markets" (which are trading markets that are relatively new in countries with developing economies) involve more risks than foreign securities of more developed countries. Emerging markets may have extended settlement periods for securities transactions so that a Fund might not receive the repayment of principal or income on its investments on a timely basis, which could affect its net asset value. There may be a lack of liquidity for emerging market securities. Interest rates and foreign currency exchange rates may be more volatile. Government limitations on foreign investments may be more likely to be imposed than in more developed countries. Emerging markets may respond in a more volatile manner to economic changes than those of more developed countries.

        Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are options to purchase securities, normally granted to current holders by the issuer. Each of the Funds (except Money
Fund) may invest up to 5% of its total assets in warrants and rights. That 5% does not apply to warrants and rights that have been acquired as part of units with other securities or that were attached to other securities. No more than 2% of each such Fund's total assets may be invested in warrants that are not listed on either the New York or American Stock Exchanges. For further details about these investments, see "Warrants and Rights" in the Statement of Additional Information.

        Repurchase Agreements. Each Fund may acquire securities that are subject to repurchase agreements to generate income while providing liquidity. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (10% of net assets for Money Fund) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements of seven days or less.

        Illiquid and Restricted Securities. Under the policies and procedures established by the Board of Trustees, the Manager determines the liquidity of certain of a Fund's investments. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on resale or cannot be sold publicly until it is registered under the Securities Act of 1933. No Fund will invest more than 15% of its net assets in illiquid or restricted securities (for Money Fund, the limit is 10%); no Fund presently intends to invest more than 10% of its net assets in illiquid or restricted securities. This policy applies to participation interests, bank time deposits, master demand notes and repurchase transactions maturing in more than seven days, over-the-counter ("OTC") options held by any Fund and that portion of assets used to cover such OTC options; it does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

        Loans of Portfolio Securities. To attempt to increase its income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. Each Fund must receive collateral for such loans. These loans are limited to 25% of the Fund's net assets and are subject to other conditions described in the Statement of Additional Information. The Funds presently do not intend to lend portfolio securities, but if any Fund does, the value of securities loaned is not expected to exceed 5% of the value of that Fund's total assets.

        "When-Issued" or Delayed Delivery Transactions. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to a Fund if the value of the security changes prior to the settlement date.

        Hedging.  As described below, the Funds (other than Money
Fund) may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based stock or bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Funds do not use hedging instruments for speculative purposes, and have limits on the use of them, described below. The hedging instruments the Funds may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information. None of the discussion in this section concerning Hedging Instruments applies to Money Fund, which may not use Hedging Instruments.

     The Funds may buy and sell options, futures and forward contracts for a number of purposes. They may do so to try to manage their exposure to the possibility that the prices of their portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. High Income Fund, Bond Fund, Multiple Strategies Fund, Growth & Income Fund and Strategic Bond Fund may do so to try to manage their exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Funds' portfolios against price fluctuations.

     Other hedging strategies, such as buying futures and call options, tend to increase the Funds' exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on Funds' foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Funds own, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Funds for liquidity purposes or to raise cash to distribute to shareholders.

        Futures. Global Securities Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Strategic Bond Fund may buy and sell futures contracts that relate to broadly-based stock indices (these are referred to as Stock Index Futures). The latter three Funds and Global Securities Fund, Bond Fund and High Income Fund may buy and sell futures contracts that relate to broadly-based securities indices (these are referred to as Stock Index Futures and Bond Index Futures) or to interest rates (these are referred to as Interest Rate Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information.

        Put and Call Options. The Funds may buy and sell certain kinds of put options (puts) and call options (calls).

     The Funds may buy calls only on securities, broadly-based stock and bond indices, foreign currencies and Futures that the Fund is permitted to buy and sell (as explained above) or to terminate their obligation on a call that the Fund previously wrote. Each Fund may write (that is, sell) covered call options on up to 100% of its assets. When a Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from that Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment).

     The Funds may purchase put options. Buying a put on an investment gives that Fund the right to sell the investment at a set price to a seller of a put on that investment. The Funds can buy only those puts that relate to (1) securities (whether or not that Fund owns such securities), (2) Futures that the Fund is permitted to buy and sell (as explained above), (3) broadly-based stock or bond indices or (4) foreign currencies. A Fund can buy a put on a Future whether or not that Fund owns the particular Future in its portfolio.

     The Funds may buy and sell puts and calls only if certain conditions are met: (1) calls the Funds buy or sell must be listed on a securities or commodities exchange, or quoted on the Automated Quotation System ("NASDAQ") of The Nasdaq Stock Market, Inc.; (2) in the case of puts and calls on foreign currency, they must be traded on a securities or commodities exchange, or in the over-the-counter market, or quoted by recognized dealers in those options;
(3) none of the Funds will write puts if, as a result, more than 50% of its net assets would be required to be segregated liquid assets; (4) each call the Funds write must be "covered" while it is outstanding: that means a Fund must own the security on which the call was written; calls (including calls on Futures) must be covered by securities or other liquid assets a Fund owns and segregates to enable it to satisfy its obligations if the call is exercised; (5) a Fund may write calls on Futures contracts it owns, but these calls must be covered by securities or other liquid assets the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised; (6) a call or put option may not be purchased if the value of all of a Fund's put and call options would exceed 5% of that Fund's total assets. No trading or listing requirement applies to calls written by a Fund.

     If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying security over the exercise price less the commissions paid on the sale. In addition, the Fund could experience capital losses which might cause previously distributed short-term capital gains to be recharacterized as non-taxable return of capital to shareholders.

        Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Funds (other than Money
Fund) use them to "lock-in" the U.S. dollar price of a security denominated in a foreign currency that a Fund has bought or sold, or to protect against losses from changes in the relative values of the U.S. dollar and a foreign currency. Such Funds may also use "cross hedging," where a Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

        Interest Rate Swaps. Strategic Bond Fund, High Income Fund, Bond Fund and Growth & Income Fund can also enter into interest rate swap transactions. In an interest rate swap, a Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. A Fund enters into swaps only on securities it owns. Each of these Funds may not enter into swaps with respect to more than 25% of its total assets. Also, each Fund will segregate liquid assets of any type, including equity and debt securities of any grade to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

     Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management.
If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce that Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums and has special tax effects on the Funds. There are also special risks in particular hedging strategies. If a covered call written by a Fund is exercised on a security that has increased in value, that Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, each Fund limits its exposure to the amount of its assets denominated in the foreign currency. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Funds could be obligated to pay more under their swap agreements than they receive under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

       Derivative Investments. Each Fund (other than Money Fund) can invest in a number of different kinds of "derivative investments." Such Funds may use some types of derivatives for hedging purposes, and may invest in others because they offer the potential for increased income and principal value. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index or currency. In the broadest sense, derivative investments include exchange-traded options and futures contracts (please refer to "Hedging").

     One risk of investing in derivative investments is that the company issuing the instrument might not pay the amount due on the maturity of the instrument. There is also the risk that the underlying investment or security on which the derivative is based, and the derivative itself may not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks can mean that a Fund will realize less income than expected from its investments, or that it can lose part of the value of its investments, which will affect that Fund's share price. Certain derivative investments held by the Funds may trade in the over-the-counter markets and may be illiquid. If that is the case, the Funds' investment in them will be limited, as discussed in "Illiquid and Restricted Securities."

     The Funds (other than Money Fund) may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Another derivative investment such Funds may invest in are currency-indexed securities. These are typically short-term or intermediate-term debt securities. Their value at maturity or the interest rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This variety of index security offers the potential for greater income but at a greater risk of loss.

     Other derivative investments the Funds (other than Money Fund) may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer's common stock at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt (because the price of the issuer's common stock is not as high as was expected).

        Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Funds may engage frequently in short-term trading to try to achieve their objectives. High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs for Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund and to a lesser extent, higher transaction costs for Money Fund, Bond Fund, Strategic Bond Fund and High Income Fund. The "Financial Highlights," above show the portfolio turnover for the past fiscal years for each Fund. If any Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify under the tax laws as a regulated investment company (see "Dividends, Capital Gains and Taxes," below).

        Short Sales Against-the-Box. In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill its delivery obligation. The seller later buys the security to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. The Funds may not sell securities short except that each Fund (except Money Fund) may sell securities short in collateralized transactions referred to as "short sales against-the-box", where the Funds own an equivalent amount of the securities sold short. No more than 15% of any Fund's net assets will be held as collateral for such short sales at any one time.

Other Investment Restrictions

     Each of the Funds has certain investment restrictions which, together with its investment objective, are fundamental policies.
Under some of those restrictions, the Funds cannot:

          with respect to 75% of its total assets, invest in securities (except those of the U.S. Government or its agencies or instrumentalities) of any issuer if immediately thereafter, either
(a) more than 5% of that Fund's total assets would be invested in securities of that issuer, or (b) that Fund would then own more than 10% of that issuer's voting securities or 10% in principal amount of the outstanding debt securities of that issuer (the latter limitation on debt securities does not apply to Strategic Bond Fund);

          lend money except in connection with the acquisition of debt securities which a Fund's investment policies and restrictions permit it to purchase; the Funds may also make loans of portfolio securities (see "Loans of Portfolio Securities");

          pledge, mortgage or hypothecate any assets to secure a debt; the escrow arrangements which are involved in options trading are not considered to involve such a mortgage, hypothecation or pledge;

          concentrate investments in any particular industry, other than securities of the U.S. Government or its agencies or instrumentalities [Money Fund, Bond Fund and High Income Fund, only]; therefore these Funds will not purchase the securities of issuers primarily engaged in the same industry if more than 25% of the total value of that Fund's assets would (in the absence of special circumstances) consist of securities of companies in a single industry; however, there is no limitation as to concentration of investments by Money Fund in obligations issued by domestic banks, foreign branches of domestic banks (if guaranteed by the domestic parent), savings and loan associations or in obligations issued by the federal government and its agencies and instrumentalities; and

          deviate from the percentage requirements and other restrictions listed under "Warrants and Rights," and the first paragraph under "Borrowing for Leverage."

     None of the percentage limitations and restrictions described above and in the Statement of Additional Information for the Funds with respect to writing covered calls, hedging, short sales and derivatives is a fundamental policy.

     Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment, and a Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Money Fund has separately undertaken to exclude savings and loan associations from the exception to the concentration limitation set forth under the fourth investment restriction listed above. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

     The Trustees of the Trust are required to monitor events to identify any irreconcilable conflicts which may arise between the variable life insurance policies and variable annuity contracts that invest in the Funds. Should any conflict arise which ultimately requires that any substantial amount of assets be withdrawn from any Fund, its operating expenses could increase.

How the Funds are Managed

Organization and History. The Trust was organized in 1984 as a Massachusetts business trust. The Trust is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest. It consists of nine separate Funds - Money Fund, Bond Fund and Growth Fund, all organized in 1984, High Income Fund, Capital Appreciation Fund and Multiple Strategies Fund, all organized in 1986, Global Securities Fund, organized in 1990, Strategic Bond Fund, organized in 1993 and Growth & Income Fund, organized in 1995.

     The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review performance, and review the actions of the Manager. "Trustees and Officers of the Trust" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Trust. Although the Trust will normally not hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

The Manager and Its Affiliates. The Funds are managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Funds' investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under Investment Advisory Agreements for each Fund which state the Manager's responsibilities. The Agreements set forth the fees paid by each Fund to the Manager and describe the expenses that each Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $60 billion as of March 31, 1997, held in more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

        Portfolio Managers.

The Portfolio Manager of High Income Fund, Bond Fund, Multiple Strategies Fund and Strategic Bond Fund is David P. Negri, joined by Richard H. Rubinstein for Multiple Strategies Fund and by Arthur
P. Steinmetz for Strategic Bond Fund. They are the persons principally responsible for the day-to-day management of those Funds since July 1989, January 1990, July 1989 (April 1991 for Mr. Rubinstein) and May 1993, respectively. During the past five years, Messrs. Steinmetz, Rubinstein and Negri have also served as officers of other Oppenheimer funds.

The Portfolio Manager of Global Securities Fund is William Wilby. He has been the person principally responsible for the day-to-day management of that Fund's portfolio since December, 1995. During the past five years, Mr. Wilby has also served as an officer and portfolio manager for other Oppenheimer funds, prior to which he was an international investment strategist at Brown Brothers Harriman & Co., and a Managing Director and Portfolio Manager at AIG Global Investors.

The Portfolio Manager of the Money Fund is Dorothy G. Warmack. On May 1, 1996, she became the person principally responsible for the day-to-day management of that Fund's portfolio. During the past five years, she has served as an officer of other Oppenheimer funds.

The Portfolio Manager of Growth Fund is Jane Putnam. She has been the person principally responsible for the day-to-day management of that Fund's portfolio since May 1994. During the past five years, Ms. Putnam has also served as an Associate Portfolio Manager for other Oppenheimer funds and formerly served as a portfolio manager and equity research analyst for Chemical Bank.

The Portfolio Manager of Capital Appreciation Fund is Paul LaRocco. He has been the person principally responsible for the day-to-day management of that Fund's portfolio since January 1994. During the past five years, he has also served as an Associate Portfolio Manager for other Oppenheimer funds and formerly served as a securities analyst with Columbus Circle Investors, prior to which he was an investment analyst for Chicago Title & Trust Co.

The Portfolio Manager of Growth & Income Fund is Robert J. Milnamow and the Associate Portfolio Manager of that Fund is Michael S. Levine. Mr. Milnamow has been the person principally responsible for the day-to-day management of that Fund since November, 1995. He is an officer of other Oppenheimer funds. During the past five years, Mr. Milnamow was a portfolio manager with Phoenix Securities Group, and Mr. Levine was a portfolio manager and research associate for Amos Securities, Inc., before which he was an analyst for Shearson Lehman Hutton, Inc.

Messrs. LaRocco, Negri and Milnamow, Ms. Putnam and Ms. Warmack are Vice Presidents of the Manager, Mr. Levine is an Assistant Vice President of the Manager, and Messrs. Rubinstein, Steinmetz and Wilby are Senior Vice Presidents of the Manager. Each of the Portfolio Managers named above is also a Vice President of the Trust.

        Fees and Expenses. The monthly management fee payable to the Manager is computed separately on the net assets of each Fund as of the close of business each day. The management fee rates are as follows: (i) for Money Fund: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets over $1.5 billion; (ii) for Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million; and (iii) for High Income Fund, Bond Fund and Strategic Bond Fund: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets over $1 billion.

     During the fiscal year ended December 31, 1996, the management fee (computed on an annualized basis as a percentage of the net assets of all the Funds as of the close of business each day) and the total operating expenses as a percentage of average net assets of each Fund were as follows:

                                            Total
                           Management    Operating
                           Fees             Expenses(1)
Money Fund                 0.45%         0.49%
High Income Fund           0.75%         0.81%
Bond Fund                  0.74%         0.78%
Capital Appreciation Fund  0.72%         0.75%
Growth Fund                0.75%         0.79%(2)
Multiple Strategies Fund   0.73%         0.77%
Global Securities Fund     0.73%         0.81%
Strategic Bond Fund        0.75%         0.85%
Growth & Income Fund       0.75%         1.00%

____________________
(1) This table does not reflect expenses that apply at the separate account level or to related insurance products.

(2) Total Operating Expenses would have been 0.81% in the absence of a voluntary one-time fee reimbursement described in the Statement of Additional Information under "The Manager and Its
Affiliates."

   The Funds pay expenses related to their daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Funds' assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the investment advisory agreement is contained in the Statement of Additional Information.

   There is also information about the Funds' brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Funds' portfolio transactions. When deciding which brokers to use, the Manager is permitted by the investment advisory agreements to consider whether brokers have sold shares of the Funds or any other funds for which the Manager serves as investment adviser.

      Shareholder Inquiries. Inquiries by policyowners for Account information are to be directed to the insurance company issuing the Account at the address or telephone number shown in the accompanying Account Prospectus.

Performance of the Funds

Explanation of Performance Terminology. Money Fund uses the term "yield" to illustrate its performance. High Income Fund, Bond Fund and Strategic Bond Fund use the terms "yield," "total return," and "average annual total return" to illustrate performance. All the Funds, except Money Fund, use the terms "average annual total return" and "total return" to illustrate their performance. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or market indices, as we have done below.

   It is important to understand that the Funds' total returns and yields represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Funds' performance. Each Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio and expenses.

      Yields. Money Fund's "yield" is the income generated by an investment in that Fund over a seven-day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. The compounded "effective yield" is calculated similarly, but the annualized income earned by an investment in Money Fund is assumed to be reinvested. The compounded effective yield will therefore be slightly higher than the yield because of the effect of the assumed reinvestment.

   Yield for High Income Fund, Strategic Bond Fund or Bond Fund will be computed in a standardized manner for mutual funds, by dividing that Fund's net investment income per share earned during a 30-day base period by the maximum offering price (equal to the net asset value) per share on the last day of the period. This yield calculation is compounded on a semi-annual basis, and multiplied by 2 to provide an annualized yield. The Statement of Additional Information describes a dividend yield and a distribution return that may also be quoted for these Funds.

      Total Returns. There are different types of total returns used to measure each Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Funds' actual year-by-year performance.

How Have the Funds Performed? Below is a discussion by the Manager of the Funds' performance during their last fiscal year ended December 31, 1996, followed by a graphical comparison of each Fund's performance, except Money Fund, to an appropriate broad-based market index.

Management's Discussion of Performance. During the Funds' fiscal year ended December 31, 1996, the U.S. bond markets and the equity markets experienced overall substantial growth in response to declines in interest rates and strong corporate profits in the face of slower economic growth. These positive market factors contributed to Fund performance, as did particular investment strategies of each of the Funds. Investments in foreign securities contributed far less to Fund performance, due to relatively weak overall economic growth overseas. During the fiscal year ended December 31, 1996, the Manager emphasized the following investment
strategies and techniques in the individual Funds.   The portfolio
holdings, allocations and strategies of each of the Funds are subject to change.

   High Income Fund emphasized media and cable companies in the domestic and international sector, and government deregulation of that sector caused increased demand for telecommunication products.


   Bond Fund increased investments in mortgage-backed securities. During the second half of last year, it focused on corporate bonds issued by financial services firms, in the expectation that restructuring and consolidations would improve profitability and balance sheets, and in oil and gas-related businesses, in expectation that advances in technology would strengthen profits.


   Capital Appreciation Fund took advantage of the favorable performance of high growth company stocks. The Fund invested in the health care and technology industries, in the business services sector, information technology services and industrial services, in order to take advantage of profits anticipated from the offering of new products or services or from increased demand.

Growth Fund emphasized large cap stocks in the technology and financial services sectors and in niche-consumer cyclicals, such as selected women's apparel companies and footwear manufacturers.


   Multiple Strategies Fund's equity and fixed-income investments were broadly diversified among sectors. Areas of emphasis included technology, financial services and health care. The Fund's fixed-income strategy was to focus on high-yield bonds to benefit from expected strong corporate earnings and refinancings and to capture the higher yields of foreign bonds, each of which complemented the Fund's U.S. treasury holdings.

   Growth & Income Fund used the following security selection criteria: companies in emerging and improving industries, large growth companies that define their industries, smaller companies with niche-businesses, companies undergoing restructuring, and companies that were fundamentally strong and selling at extremely low valuations. Much of the Fund's gains were from the technology and financial services sectors.

   Global Securities Fund experienced most of its growth from the U.S. market, due to relatively weak economic growth overseas. It focused on investments in the natural resources sector and biotechnology holdings within the health care sector.

   Strategic Bond Fund's holdings in emerging international markets were the best performing sector for that Fund, followed by high-yield corporate bonds, which overcame weak performance by the Fund's U.S. government bond holdings.

      Comparing each Fund's Performance to the Market. The charts below show the performance of hypothetical $10,000 investments in each Fund (except for Money Fund) held until December 31, 1996. Performance information does not reflect charges that apply to separate accounts investing in the Funds and is not restated to reflect the increased management fee rates that took effect September 1, 1994. If these charges and expenses were taken into account, performance would be lower.

High Income Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard & Poor's or Moody's, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high-yield corporate bond market
- the market in which High Income Fund principally invests. This index was selected in place of the Salomon Brothers High Yield Market Index (which had been used in the Trust's prior prospectuses) because a more complete data history is available for the Merrill Lynch Index. During the fiscal year ended December 31, 1996, the average annual total returns of the two indices and High Income Fund were as follows: Merrill Lynch High Yield Master Index:
11.06%; Salomon Brothers High Yield Market Index: 11.29%; High Income Fund: 15.26%.

Bond Fund's performance is compared to the performance of the Lehman Brothers Corporate Bond Index, which is an unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market.

The performance of Capital Appreciation Fund, Growth Fund and
Growth & Income Fund is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market.

Multiple Strategies Fund's performance is compared to the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, a broad-based, unmanaged index of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market.


Global Securities Fund's performance is compared to the Morgan
Stanley World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S., and is widely recognized as a measure of global stock market performance.

Strategic Bond Fund's performance is compared to the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index. The Salomon Brothers World Government Bond Index is an unmanaged index of fixed-rate bonds having a maturity of one year or more, and is widely recognized as a benchmark of fixed income performance on a world-wide basis.

   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, a Fund's performance reflects the effect of that Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for a Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

Comparison of Change in Value of $10,000 Hypothetical Investments in High Income Fund Versus Merrill Lynch High Yield Master Index

[Graph comparing total return of High Income Fund shares to performance of Merrill Lynch High Yield Master Index]

Average Annual Total Return at 12/31/96(1)

          1 year        5 year    10 year

          15.26%        14.88%    13.89%


Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
(1)The inception date of the Fund was 4/30/86.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Bond Fund Versus Lehman Brothers Corporate Bond Index

[Graph comparing total return of Bond Fund shares to performance of Lehman Brothers Corporate Bond Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        5 year    10 year

          4.80%            7.68%         8.81%


Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
(1) The inception date of the Fund was 4/3/85.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.


Comparison of Change in Value of $10,000 Hypothetical Investments in Capital Appreciation Fund Versus S&P 500 Index

[Graph comparing total return of Capital Appreciation Fund shares to performance of S&P 500 Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        5 year    10 year

          20.22%        16.69%    16.50%


Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
(1) The inception date of the Fund was 8/15/86.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Growth Fund Versus S&P 500 Index

[Graph comparing total return of Growth Fund shares to performance of S&P 500 Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        5 years       10 Years

          25.20%        16.24%    14.32%


Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions.
(1) The inception date of the Fund was 4/3/85.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Multiple Strategies Fund Versus S&P 500 Index and Lehman
Brothers Aggregate Bond Index

[Graph comparing total return of Multiple Strategies Fund shares to performance of S&P 500 Index and Lehman Brothers Aggregate Bond
Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        5 years       Life of Fund

          15.50%        11.67%    11.52%


Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the S&P 500 Index begins on 1/31/87.
(1) The inception date of the Fund was 2/9/87.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Global Securities Fund Versus Morgan Stanley World Index

[Graph comparing total return of Global Securities Fund shares to performance of Morgan Stanley World Index]

Average Annual Total Returns at 12/31/96(1)

          1 year    5 years           Life of Fund

          17.80%    12.43%        10.69%


Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the Morgan Stanley World Index begins on 10/31/90.
(1) The inception date of the Fund was 11/12/90.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Strategic Bond Fund Versus Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index

[Graph comparing total return of Strategic Bond Fund to performance of Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        Life of Fund

          12.07%        7.35%
______________

Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index begins on 4/30/93.
(1)  The inception date of the Fund was 5/3/93.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Growth & Income Fund Versus S&P 500 Index

[Graph comparing total return of Growth & Income Fund to performance of S&P 500]


Cumulative Total Return at 12/31/96(1)

      1 year            Life of Fund

      32.51%            40.54%

_________________________

Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the S&P 500 Index begins on 6/30/95.
(1)  The inception date of the Fund was 7/5/95.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

ABOUT YOUR ACCOUNT

How to Buy Shares

   Shares of each Fund are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying Account Prospectus. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in that Fund's best interest to do so. Shares of each Fund are offered at their respective offering price, which (as used in this Prospectus and the Statement of Additional Information) is net asset value (without sales charge).

   All purchase orders are processed at the offering price next determined after receipt by the Trust of a purchase order in proper form. The offering price (and net asset value) is determined as of the close of The New York Stock Exchange, which is normally 4:00 P.M., New York time, but may be earlier on some days. Net asset value per share of each Fund is determined by dividing the value of that Fund's net assets by the number of its shares outstanding.
The Board of Trustees has established procedures for valuing each Fund's securities. In general, those valuations are based on market value. Under Rule 2a-7, the amortized cost method is used to value Money Fund's net asset value per share, which is expected to remain fixed at $1.00 per share except under extraordinary circumstances; there can be no assurance that Money Fund's net asset value will not vary. Further details are in "About Your Account- How to Buy Shares - Money Fund Net Asset Valuation" in the Statement of Additional Information.


How to Sell Shares

   Payment for shares tendered by an Account for redemption is made ordinarily in cash and forwarded within seven days after receipt by the Trust's transfer agent, OppenheimerFunds Services (the "Transfer Agent"), of redemption instructions in proper form, except under unusual circumstances as determined by the Securities and Exchange Commission. The Trust understands that payment to the Account owner will be made in accordance with the terms of the accompanying Account Prospectus. The redemption price will be the net asset value next determined after the receipt by the Transfer Agent of a request in proper form. The market value of the securities in the portfolios of the Funds is subject to daily fluctuations and the net asset value of the Funds' shares (other than shares of the Money Fund) will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

Dividends, Capital Gains And Taxes

Dividends of Money Fund. The Trust intends to declare Money Fund's dividends from its net investment income on each day the New York Stock Exchange is open for business. Such dividends will be payable on shares held of record at the time of the previous determination of net asset value. Daily dividends accrued since the prior dividend payment will be paid to shareholders monthly as of a date selected by the Board of Trustees. Money Fund's net income for dividend purposes consists of all interest income accrued on portfolio assets, less all expenses of that Fund for such period. Accrued market discount is included in interest income; amortized market premium is treated as an expense.
Although distributions from net realized gains on securities, if any, will be paid at least once each year, and may be made more frequently, Money Fund does not expect to realize long-term capital gains, and therefore does not contemplate payment of any capital gains distribution. Distributions from net realized gains will not be distributed unless Money Fund's capital loss carry forwards, if any, have been used or have expired. Money Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To effect this policy, under certain circumstances the Money Fund may withhold dividends or make distributions from capital or capital gains (see "Money Fund Net Asset Valuation" in the Statement of Additional Information).

Dividends and Distributions of High Income Fund, Bond Fund, Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund. The Trust intends to declare High Income Fund, Bond Fund, Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund dividends quarterly, payable in March, June, September and December.

Dividends and Distributions of Capital Appreciation Fund, Growth
Fund and Global Securities Fund.  The Trust intends to declare
Capital Appreciation Fund, Growth Fund and Global Securities Fund dividends on an annual basis.

Capital Gains. Any Fund (other than Money Fund) may make a supplemental distribution annually in December out of any net short-term or long-term capital gains derived from the sale of securities, premiums from expired calls written by the Fund, and net profits from hedging transactions. Each such Fund may also make a supplemental distribution of capital gains and ordinary income following the end of its fiscal year. All dividends and capital gains distributions paid on shares of any of the Funds are automatically reinvested in additional shares of that Fund at net asset value determined on the distribution date. There are no fixed dividend rates and there can be no assurance as to payment of any dividends or the realization of any capital gains.

Tax Treatment to the Account As Shareholder. Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

Tax Status of the Funds. If the Funds qualify as "regulated investment companies" under the Internal Revenue Code, the Trust will not be liable for Federal income taxes on amounts paid as dividends and distributions from any of the Funds. The Funds did qualify during their last fiscal year and the Trust intends that they will qualify in current and future years. However, the Code contains a number of complex tests relating to qualification which any Fund might not meet in any particular year (see, e.g., "Other Investment Techniques and Strategies - Portfolio Turnover"). If any Fund does not so qualify, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders of that Fund. The above discussion relates solely to Federal tax laws. This discussion is not exhaustive and a qualified tax adviser should be consulted.

APPENDIX A - DESCRIPTION OF TERMS

Some of the terms used in the Prospectus and the Statement of Additional Information are described below:

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually 14 days to one year) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer; these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.
Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bank notes are short-term direct credit obligations of the issuing bank or bank holding company.

Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Variable rate master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement between the holder and the borrower. The holder has the right to increase the amount under the note at any time up to the face amount, or to decrease the amount borrowed, and the borrower may repay up to the face amount of the note without penalty.

Corporate obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

Letters of credit are obligations by the issuer (a bank or other person) to honor drafts or other demands for payment upon compliance with specified conditions.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Such agencies and instrumentalities include, but are not limited to, Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Issues of the United States Treasury are direct obligations of the United States Government. Issues of agencies or instrumentalities are (i) guaranteed by the United States Treasury, or (ii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury, or (iii) supported by the issuing agency's or instrumentality's own credit.

APPENDIX B - DESCRIPTION OF SECURITIES RATINGS

This is a description of (i) the two highest rating categories for Short Term Debt and Long Term Debt by the Rating Organizations referred to under "Investment Objectives and Policies -- Money Fund", and (ii) additional rating categories that apply principally to investments by High Income Fund, Strategic Bond Fund and Bond Fund. The rating descriptions are based on information supplied by the Rating Organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation ("S&P"):  The following ratings by
S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated
"A-1".

Fitch Investors Service, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

A1+: Obligations supported by the highest capacity for timely repayment.

A1: Obligations supported by a very strong capacity for timely repayment.

A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These rating categories apply principally to investments by High Income Fund, Strategic Bond Fund and Bond Fund. For Money Fund only, the two highest rating categories of each Rating Organization are relevant for securities purchased with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A: Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds are rated as follows:

AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

A: Have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the "A" category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and"CC" the highest degree. While such bonds will likely have some equality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C, D:  Bonds on which no interest is being paid are rated "C."
Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

Fitch

Investment Grade Bond Ratings


AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."


A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond Ratings
BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.


DDD, DD and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.

Duff & Phelps:

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than the risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

AAA: The lowest expectation for investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risks significantly.


AA: A very low expectation for investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, it not quite as favorable as for companies in the highest rating category.

                          APPENDIX TO PROSPECTUS

     Graphic material included in Prospectus of Oppenheimer
Variable Account Funds: "Comparison of Total Return of Oppenheimer Variable Account Funds with Broad-Based Indices - Changes in Value of a $10,000 Hypothetical Investment"

     Linear graphs will be included in the Prospectus of Oppenheimer Variable Account Funds (the "Funds") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in shares of the Funds for the life of each Fund (except Oppenheimer Money Fund) and comparing such values with the same investments over the same time periods in Broad-Based Indices. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of the Broad-Based Indices, is set forth in the Prospectus under "How Have the Funds Performed? - Management's Discussion of Performance."

                                   Merrill
                                   Lynch
Fiscal                             High Yield
Year Ended     High Income Fund    Master Index
12/31/86       $10,000             $10,000
12/31/87       $10,808             $10,466
12/31/88       $12,491             $11,877
12/31/89       $13,096             $12,370
12/31/90       $13,705             $11,841
12/31/91       $18,353             $15,935
12/31/92       $21,641             $18,829
12/31/93       $27,341             $22,064
12/31/94       $26,471             $21,801
12/31/95       $31,863             $26,149
12/31/96       $36,724             $29,043

                                   Lehman
                                   Brothers
Fiscal                             Corporate
Year Ended     Bond Fund           Bond Index
12/31/86       $10,000             $10,000
12/31/87       $10,252             $10,256
12/31/88       $11,172             $11,202
12/31/89       $12,660             $12,779
12/31/90       $13,664             $13,681
12/31/91       $16,071             $16,213
12/31/92       $17,116             $17,622
12/31/93       $19,348             $19,765
12/31/94       $18,973             $18,987
12/31/95       $22,198             $23,211
12/31/96       $23,261             $23,974









Fiscal         Capital
Year Ended     Appreciation Fund   S&P 500 Index
12/31/86       $10,000             $10.000
12/31/87       $11,434             $10,525
12/31/88       $12,967             $12,268
12/31/89       $16,542             $16,149
12/31/90       $13,760             $15,647
12/31/91       $21,289             $20,404
12/31/92       $24,572             $21,956
12/31/93       $31,286             $24,164
12/31/94       $28,911             $24,482
12/31/95       $38,313             $33,671
12/31/96       $46,061             $41,397


Fiscal
Year Ended     Growth Fund         S&P 500 Index
12/31/86       $10,000             $10,000
12/31/87       $10,331             $10,525
12/31/88       $12,614             $12,268
12/31/89       $15,589             $16,149
12/31/90       $14,309             $15,647
12/31/91       $17,964             $20,404
12/31/92       $20,574             $21,956
12/31/93       $22,065             $24,164
12/31/94       $22,278             $24,482
12/31/95       $30,444             $33,671
12/31/96       $38,117             $41,397


                                                       Lehman
                                                       Brothers
Fiscal         Multiple                                Aggregate
Year Ended     Strategies Fund     S&P 500 Index       Bond Index

02/09/87(1)    $10,000             $10,000             $10,000
12/31/87       $10,397             $ 9,276             $10,133
12/31/88       $12,700             $10,812             $10,932
12/31/89       $14,700             $14,232             $12,520
12/31/90       $14,421             $13,790             $13,642
12/31/91       $16,941             $17,982             $15,825
12/31/92       $18,463             $19,350             $16,996
12/31/93       $21,408             $21,296             $18,653
12/31/94       $20,991             $21,576             $18,109
12/31/95       $25,474             $29,675             $21,455
12/31/96       $29,423             $36,484             $22,234

                                   Morgan
Fiscal         Global              Stanley
Year Ended     Securities Fund     World Index
11/12/90(1)    $10,000             $10,000
12/31/90       $10,040             $10,046
12/31/91       $10,380             $11,951
12/31/92       $ 9,642             $11,394
12/31/93       $16,424             $14,029
12/31/94       $15,483             $14,812
12/31/95       $15,830             $17,970
12/31/96       $18,648             $20,485



                                                  Solomon
                                   Lehman         Brothers
                                   Brothers       World
Fiscal         Strategic           Aggregate      Government
Year Ended     Bond Fund           Bond Index     Bond Index
05/03/93(1)    $10,000             $10,000        $10,000
12/31/93       $10,425             $10,466        $10,531
12/31/94       $10,031             $10,161        $10,776
12/31/95       $11,569             $12,038        $12,828
12/31/96       $12,965             $12,475        $13,294

_______________________
(1)  Commencement of operations.


Fiscal         Growth &            S&P
Year Ended     Income Fund         500 Index

07/05/95(1)    $10,000             $10,000
12/31/95       $12,525             $11,443
12/31/96       $16,598             $14,069

_______________________
(1)  Commencement of operations.

Oppenheimer Variable Account Funds
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York  10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York  10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado  80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Trust, OppenheimerFunds, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

Oppenheimer Variable Account Funds

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated May 1, 1997.


OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is an investment company consisting of nine separate Funds (the "Funds"):

Oppenheimer Money Fund ("Money Fund")
Oppenheimer High Income Fund ("High Income Fund")
Oppenheimer Bond Fund ("Bond Fund")
Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund") Oppenheimer Growth Fund ("Growth Fund")
Oppenheimer Multiple Strategies Fund ("Multiple Strategies Fund")
Oppenheimer Growth & Income Fund ("Growth & Income Fund")
Oppenheimer Global Securities Fund ("Global Securities Fund")
Oppenheimer Strategic Bond Fund ("Strategic Bond Fund")

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts (collectively the "Accounts"), as described in the Account Prospectus.

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1997. It should be read together with the Trust's Prospectus, which may be obtained by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, and the Account Prospectus.


TABLE OF CONTENTS

                                                                      Page
About the Funds
Investment Objectives and Policies                          2
     Investment Policies and Strategies                     2
     Other Investment Techniques and Strategies             11
     Other Investment Restrictions                          19
How the Funds are Managed                                   20
     Organization and History                               20
     Trustees and Officers of the Trust                     21
     The Manager and Its Affiliates                         25
Brokerage Policies of the Funds                             27
Performance of the Funds                                    29
About Your Account
How to Buy Shares                                           32
Dividends, Capital Gains and Taxes                          35
Additional Information About the Funds                      36

                                                            Page
Financial Information About the Funds
Independent Auditors' Report                                37
Financial Statements                                        38
Appendix A:  Industry Classifications                       A-1

Appendix B: Major Shareholders                              B-1

ABOUT THE FUNDS

Investment Objectives and Policies

Investment Policies and Strategies. The investment objectives and policies of each of the Funds are described in the Prospectus. Set forth below is supplemental information about those policies. Certain capitalized terms used in this Additional Statement are defined in the Prospectus.

        Money Fund. The Prospectus describes "Eligible Securities" in which Money Fund may invest and indicates that if a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk."
If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund's best interests to dispose of it; but if Money Fund disposes of the security within 5 days of OppenheimerFunds, Inc. (the "Manager") learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in Money Fund's best interests to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Service, L.P., Duff & Phelps, Inc., IBCA Limited and its affiliate, INCA, Inc., and Thomson BankWatch, Inc. See Appendix B to the Prospectus for a description of the rating categories of the Rating Organizations.

        Time Deposits. The Fund may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than 7 days, are subject to the 10% investment limitation for illiquid securities set forth in "Other Investment Techniques and Strategies
- Illiquid and Restricted Securities" in the Prospectus.

        Floating Rate/Variable Rate Notes. Money Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

        Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund at varying rates of interest pursuant to direct arrangements between Money Fund, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. Money Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the limitations applicable to illiquid securities described in "Other Investment Techniques and Strategies -Illiquid and Restricted Securities" in the Prospectus.

        Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund. The market value of fixed income securities in which Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of fixed income investments, and a decline in interest rates will tend to increase their value. In order to take advantage of differences in securities prices and yields or of fluctuations in interest rates, consistent with their respective investment objectives, these Funds may trade for short-term profits.

        High Yield Securities. As stated in the Prospectus, the corporate debt in which High Income Fund and Strategic Bond Fund will principally invest may be in the lower rating categories.

     Risks of high yield securities include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates,
(iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates which may cause the Fund to invest premature redemption proceeds in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of these two Funds. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

        Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Strategic Bond Fund and Global
Securities Fund. The investment risks and rewards of certain of the investment policies of these six Funds are discussed below.

        Securities of Growth-Type Companies. Capital Appreciation Fund, Growth Fund and Global Securities Fund may emphasize securities of "growth-type" companies. Such issuers typically are those whose goods or services have relatively favorable long-term prospects for increasing demand, or ones which develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may include companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as nuclear energy, oceanography, business services and new customer products.

        Small, Unseasoned Companies. Each of these six Funds may invest in securities of small unseasoned companies. These are companies that have been in operation for less than three years, even after including the operations of any of their predecessors. Securities of these companies may have a limited liquidity (which means that a Fund may have difficulty selling them at an acceptable price when it wants to) and the price of those securities may be volatile.

        Domestic Securities. Investments by Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund in fixed-income securities issued by domestic corporations may include participation interests, asset-backed securities and other debt obligations (bonds, debentures, notes, mortgage-backed securities and CMOs) together with preferred stocks.

        Investment Policies - Collateralized Securities. Each of these Funds may invest in the collateralized securities described below. High Income Fund, Bond Fund and Strategic Bond Fund are most likely to make such investments.

        Asset-Backed Securities. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

        Mortgage-Backed Securities. These securities represent participation interests in pools of residential mortgage loans which may or may not be guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of the Fund's shares. Any of those government agencies may also issue collateralized mortgage-backed obligations, discussed below.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans.
The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid.
The opposite is true for pass-through securities purchased at a discount. The Fund may purchase mortgage-backed securities at a premium or at a discount.

     The Fund may invest in "stripped" mortgage backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class). Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available to the IO security. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile that the value of the pool as a whole, and losses may be more severe than on other classes.

        Collateralized Mortgage-Backed Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

        Participation Interests. Strategic Bond Fund, Global Securities Fund, High Income Fund, Multiple Strategies Fund and Growth & Income Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus, on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. It is currently intended that no more than 5% of the net assets of Multiple Strategies Fund, Growth & Income Fund or Strategic Bond Fund can be invested in participation interests of the same borrower. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

        Foreign Securities. As noted in the Prospectus, each Fund, other than Money Fund, may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All of these are considered to be "foreign securities." Money Fund may invest in certain U.S. dollar-denominated foreign securities, as described in the Prospectus. The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

     Investing in foreign securities, and in particular in securities in emerging market countries, involves considerations and risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

     Because each Fund, other than Money Fund, may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of each Fund's assets and each Fund's income available for distribution. In addition, although a portion of each Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. High Income Fund, Strategic Bond Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund may engage in foreign currency exchange transactions for hedging purposes to attempt to protect against changes in future exchange rates. See "Hedging - Forward Contracts," below.

     The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although each Fund, other than Money Fund, will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign securities will fluctuate in response to changes in U.S. and foreign interest rates.

     Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. From time to time, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be reimposed. If a Fund's portfolio securities are held abroad, the countries in which they may be held and the sub-custodians or depositories holding them must be approved by the Trust's Board of Trustees to the extent that the approval is required under applicable rules of the Securities and Exchange Commission.

     Under normal market conditions, Global Fund will invest its assets in securities of issuers located in a minimum of five different foreign countries; this minimum may be reduced to four foreign countries when foreign country investments comprise less than 80% of the Fund's net assets; to three foreign countries when such investments comprise less than 60% of its net assets, to two foreign countries when such investments comprise less than 40% of its net assets and to one foreign country when such investments comprise less than 20% of its net assets. In addition, no more than 20% of Global Fund's net assets shall be invested in securities of issuers located in any one foreign country; that limit shall be increased to 35% for securities located in Australia, Canada, France, Japan, the United Kingdom or Germany. None of the above percentage limits are fundamental policies.

        Warrants and Rights. As described in the Prospectus, each Fund other than Money Fund may invest in warrants and rights. Warrants basically are options to purchase equity securities at set prices valid for a specified period of time. Their prices do not necessarily move in a manner parallel to the prices of the underlying securities. Any price paid for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

        Repurchase Agreements. These Funds may acquire securities that are subject to repurchase agreements in order to generate income while providing liquidity as set forth in the prospectus. Money Fund's repurchase agreements must comply with the collateral requirements of Rule 2a-7 under the Investment Company Act. In a repurchase transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank or broker-dealer which has been designated a primary dealer in government securities which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Funds' Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

        Loans of Portfolio Securities. Each Fund may lend its respective portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or certain other cash equivalents. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust. Any Fund lending its securities receives amounts equal to the dividends declared or interest paid on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board of Trustees. The lending Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit it to reacquire loaned securities on five days' notice or in time to vote on any important matter.

        Borrowing. From time to time, each of Capital Appreciation Fund, Strategic Bond Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global Fund may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. Borrowing is subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks. The Investment Company Act requires that any such borrowing will be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing, as stated in addition to other percentage restrictions in the Prospectus. If the value of such Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, that Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Borrowing for investment increases both investment opportunity and risk. Interest on money borrowed is an expense these six Funds would not otherwise incur, so that they may have little or no net investment income during periods of substantial borrowings. Since substantially all of these Funds' assets fluctuate in value whereas borrowing obligations are fixed, when a Fund has outstanding borrowings, its net asset value will tend to increase and decrease more when its portfolio assets increase or decrease than would otherwise be the case. Money Fund, High Income Fund and Bond Fund may only borrow as a temporary measure for extraordinary or emergency purposes.

        When-Issued and Delayed Delivery Transactions. Each Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will identify assets to its Custodian, consisting of cash, U.S. Government securities, or other high grade debt securities rated "A" or better by Moody's or Standard & Poor's at least equal to the value of purchase commitments until payment is made.

     The Funds will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. If any of the Funds chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.

     To the extent any Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. Each Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above), when-issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to that Fund.

     When-issued transactions and forward commitments allow a Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.


Other Investment Techniques and Strategies

Covered Calls and Hedging

     As described in the Prospectus, each Fund (except Money Fund) may each write covered calls and may also employ one or more types of Hedging Instruments, including the futures identified in the Prospectus ("Futures").

     The Funds' strategy of hedging with Futures and options on Futures will be incidental to each such Fund's activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, a given Fund would: (i) sell Futures, (ii) purchase puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to permit a Fund to establish a position in the securities markets as a temporary substitute for purchasing individual securities (which that Fund will normally purchase, and then terminate that hedging position), or to attempt to protect against the possibility that a Fund's portfolio debt securities are not fully included in a rise in the securities market, these Funds may: (i) purchase Futures, or
(ii) purchase calls on such Futures or on securities.

     When hedging to attempt to protect against declines in the dollar value of a foreign currency-denominated security or in a payment on such security, a Fund would: (a) purchase puts on that foreign currency or on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a lower or higher rate than the spot ("cash") rate. Additional information about the Hedging Instruments these Funds may use is provided below. At present, the Funds do not intend to purchase or sell Futures or related options if, after any such purchase, the sum of initial margin deposits on Futures and premiums paid for related options exceeds 5% of the value of that Fund's total assets. Certain options on foreign currencies are considered related options for this purpose. In the future, a Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with that Fund's investment objective, legally permissible and adequately disclosed.

Writing Covered Call Options.  When any of the Funds (except Money
Fund) write a call on a security, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. Such Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, each such Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by each such Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable securities until the call expired or was exercised. Call writing may affect a Fund's turnover rate and brokerage commissions. The exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond its control.

     The Funds may also write (and purchase) calls on foreign currencies. A call written on a foreign currency by any of the Funds is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call written by any of the Funds on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline (due to an adverse change in the exchange rate) in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Funds' custodian, cash or U.S. Government securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     A Fund may also write calls on Futures without owning a futures contract (or, with respect to the High Income Fund, a deliverable bond) provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require a Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by each Fund's hedging policies.

Hedging. Set forth below are the Hedging Instruments which the Funds (except Money Fund) may use.

     Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will earmark liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

     Purchasing Calls and Puts. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

     When such Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or Futures a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

     Purchasing a put on either Futures or on securities it does not own permits a Fund either to resell the put or, if applicable, to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on a Future or security not held by it, the put protects the Fund to the extent that the prices of the underlying Future or securities move in a similar pattern to the prices of the securities in a Fund's portfolio.

     Futures. No price is paid or received upon the purchase or sale of a Future. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions.
As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

     Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     The Funds may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     These Funds may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. Dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     These Funds may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where that Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of that Fund are denominated ("cross-hedge").

     These Funds will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate that Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is also the subject of the hedge. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in these currencies provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in that foreign currency or U.S. dollars, at least equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring any Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer.

     Interest Rate Swap Transactions. The risk incurred by Bond Fund, High Income Fund and Strategic Bond Fund in entering into a swap agreement is twofold: interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. These Funds will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     Additional Information About Hedging Instruments and Their Use. Each Fund's Custodian, or a securities depository acting for the Custodian, will act as that Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

     When a Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a securities dealer, which would establish a formula price at which that Fund would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below for a put, above for a call, the market price of the underlying security ("in-the-money"). For any OTC option which any of these three Funds writes, it will treat as illiquid (for purposes of the 15% of net assets restriction on illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it, unless subject to a buy-back agreement with the executing broker. The SEC is evaluating the general issue of whether or not OTC options should be considered as liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

     Each Fund's option activities may affect its turnover rate and brokerage commissions. As noted above, the exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond a Fund's control. The exercise by a Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the underlying investment for reasons which would not exist in the absence of the put. Each Fund will pay a brokerage commission each time it buys or sells a call, buys a put or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.

     Regulatory Aspects of Hedging Instruments. These Funds must each operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. The Rule does not limit the percentage of each Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule each Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of that Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the restrictions, each Fund also must, as to its short positions, use Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA. Certain options on foreign currencies are considered related options for this purpose.

     Transactions in options by these Funds are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when a Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

     Tax Aspects of Hedging Instruments and Covered Calls. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986. That qualification enables each Fund to "pass-through" its income and realized capital gains to shareholders without the Fund having to pay tax on them. One of the tests for each Fund's qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with that 30% cap, the Funds will limit the extent to which they engage in the following activities, but will not be precluded from them: (i) selling investments, including Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by that Fund; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held by that Fund for less than three months; and (v) writing calls on investments held for less than three months.

     Possible Risk Factors in Hedging. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk in using short hedging by: (i) selling Futures or
(ii) purchasing puts on broadly-based indices or Futures to attempt to protect against declines in the value of the Fund's securities that the prices of the Futures or applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value prices) of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the Hedging Instruments, each Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index. It is also possible that where a Fund has used Hedging Instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the Hedging Instruments are based.

     If a Fund uses Hedging Instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying Futures and/or calls on such Futures, on securities, or on stock indices, it is possible that the market may decline. If either Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, that Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

        Short Sales Against-the-Box. Each Fund (except Money Fund) may sell securities short in "short sales against-the-box." In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill the delivery obligation. The seller later buys the security to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. In a short sale against-the-box, the Fund owns an equivalent amount of the securities sold short. This technique is primarily used for tax purposes.

Other Investment Restrictions

     The significant investment restrictions of all the Funds are set forth in the Prospectus. The following investment restrictions are also fundamental policies. Fundamental policies and the Funds' investment objectives cannot be changed without the vote of a "majority" of the outstanding shares of the Trust (or of the Fund, as to matters affecting only that Fund). Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

     Under these additional restrictions, each of the Funds cannot:
(1) invest in oil or gas exploration or development programs; (2) invest in real estate or in interests in real estate, but may purchase securities of issuers holding real estate or interests therein; (3) invest in companies for the purpose of acquiring control of management thereof; (4) underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio; (5) invest or hold securities of any issuer if those officers and trustees or directors of the Trust or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; or (6) invest in other open-end investment companies, or invest more than 5% of its net assets at the time of purchase in closed-end investment companies, including small business investment companies, nor make any such investments at commission rates in excess of normal brokerage commissions.

     For purposes of the Funds' policy not to concentrate described in the fourth investment restriction in the Prospectus, the Funds have adopted the industry classifications set forth in Appendix A to the Statement of Additional Information. This is not a fundamental policy.

     New York's insurance laws require that investments of each Fund be made with a degree of care of an "ordinarily prudent person." The Manager believes that compliance with this standard will not have a negative impact on the performance of any of the Funds. In addition, each Fund's investments must comply with the diversification requirements contained in Section 817(h) of the Internal Revenue Code, and each Fund has undertaken to comply with the diversification requirements of Section 10506 of the California Insurance Code (see "Other Investment Techniques and Strategies -- Foreign Securities" in the Prospectus) and with the regulations adopted under those statutes.

How the Funds are Managed

Organization and History. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. At all shareholder meetings, shareholders only vote on matters affecting their Fund. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Trust valued at $25,000 or more or holding at least 1% of the Trust's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under
Section 16(c) of the Investment Company Act.   At all shareholder
meetings, shareholders only vote on matters affecting their Fund, and each Fund votes separately on such matters. However, matters that require a vote by all shareholders of the Trust are submitted to all the shareholders, without individual voting by Fund.

     The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances, the risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. Each Trustee is also a Trustee, Director or Managing General Partner of Daily Cash Accumulation Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer Champion Income Fund, Oppenheimer High Yield Fund, Oppenheimer Cash Reserves, Oppenheimer Main Street Funds, Inc., Oppenheimer International Bond Fund, Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Oppenheimer Strategic Income & Growth Fund, Oppenheimer Real Asset Fund, Centennial America Fund, L.P., Oppenheimer Municipal Fund, Oppenheimer Limited-Term Government Fund, Panorama Series Fund, Inc. and The New York Tax-Exempt Income Fund, Inc. (collectively, the "Denver-based Oppenheimer Funds"). Ms. Macaskill is President and Mr. Swain is Chairman and Chief Executive Officer of each of the Denver-based Oppenheimer funds. As of March 31, 1997, none of the Trustees or officers were Account owners and thus none owned any Fund shares.


Robert G. Avis, Trustee*, Age: 65
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and
A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age: 82
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

Charles Conrad, Jr., Trustee; Age: 66
1501 Quail Street, Newport Beach, California 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas
Space Systems, Co. and associated with the National Aeronautics and Space Administration.

Sam Freedman, Trustee; Age 56
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), Vice President and a director of Oppenheimer Acquisition Corp. ("OAC") and a director of the Manager.

Raymond J. Kalinowski, Trustee; Age: 67
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc.; formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards & Sons, Inc. (a broker-dealer), of which he was a Senior Vice President.
___________________
*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

C. Howard Kast, Trustee; Age: 75
2552 East Alameda, Denver, Colorado 80209
Formerly the Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age: 75
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill, President*; Age 48
President, Chief Executive Officer and a Director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager, Chairman and a director of SSI and SFSI; President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager, a director of Oppenheimer Real Asset Management, inc.; formerly an Executive Vice President of the Manager.

Ned M. Steel, Trustee; Age: 81
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; Director of Visiting
Nurse Corporation of Colorado; formerly Senior Vice President and a Director of Van Gilder Insurance Corp. (insurance brokers).

James C. Swain, Chairman, Chief Executive Officer and Trustee*;
Age: 63
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager; formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"); formerly Chairman of the Board of SSI.

Andrew J. Donohue, Vice President and Secretary; Age: 46
Two World Trade Center, New York, New York 10048-0203
Executive Vice President, General Counsel and a Director of the Manager, OppenheimerFunds Distributor, Inc. ("OFDI"), HarbourView, SSI, SFSI, Oppenheimer Partnership Holdings, Inc. and MultiSource Services, Inc. (a broker-dealer); President and a director of Centennial; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; an officer of other Oppenheimer funds.

George C. Bowen, Vice President and Treasurer; Age: 60
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of OFDI and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Vice President, Treasurer and a director of Centennial Capital Corporation; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC; Treasurer of Oppenheimer Partnership Holdings, Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.
___________________
*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

Paul LaRocco, Vice President; Capital Appreciation Fund Portfolio
Manager; Age: 39
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; an officer of other Oppenheimer funds Associate Portfolio Manager for other Oppenheimer funds; formerly a securities analyst with Columbus Circle Investors, prior to which he was investment analyst for Chicago Title & Trust Co.

Jane Putnam, Vice President; Growth Fund Portfolio Manager; Age 36 Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; formerly a portfolio manager and equity research analyst for Chemical Bank.

Michael S. Levine, Growth & Income Fund Assistant Portfolio
Manager; Age: 31
Two World Trade Center, New York, New York 10048-0203
Assistant Vice President and Associate Portfolio Manager of the
Manager; formerly portfolio manager and research associate for Amas Securities, Inc.; before which he was an analyst for Shearson
Lehman Hutton, Inc.

David P. Negri, Vice President; High Income Fund, Bond Fund,
Multiple Strategies Fund and Strategic Bond Fund Portfolio Manager;
Age: 43
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; an officer of other Oppenheimer funds.

Richard H. Rubinstein, Vice President; Multiple Strategies Fund
Portfolio Manager; Age: 48
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager; an officer of other
Oppenheimer funds.

William L. Wilby, Vice President; Global Securities Fund Portfolio Manager; Age: 52
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager and Vice President of HarbourView; an officer of other Oppenheimer funds; formerly an international investment strategist at Brown Brothers, Harriman & Co., prior to which he was a Managing Director and Portfolio Manager at AIG Global Investors.

Robert J. Milnamow, Vice President; Growth & Income Fund Portfolio
Manager; Age 46
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; an officer of other Oppenheimer funds; previously a portfolio manager with Phoenix Securities
Group.

Robert G. Zack, Assistant Secretary; Age: 48
Two World Trade Center, New York, New York 10048-0203
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other
Oppenheimer funds.


Robert J. Bishop, Assistant Treasurer; Age: 38
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

Scott Farrar, Assistant Treasurer; Age: 31
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting, an officer of other Oppenheimer funds; previously a Fund Controller for the Manager.

Dorothy Warmack, Vice President; Money Fund Portfolio Manager; Age:
60
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager and Centennial; an officer of other
Oppenheimer funds.

      Remuneration of Trustees. The officers of the Trust and one of the Trustees of the Trust (Mr. Swain) who is affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the total amounts shown below. Mr. Freedman became a Trustee on June 27, 1996, and received no compensation from the Trust before that date. The compensation from the Trust was paid during its fiscal year ended December 31, 1996. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and compensation is received as a director, trustee, managing general partner or member of a committee or Board of those funds during the calendar year 1996.

                                                      Total
                                                      Compensation
                                        Aggregate                              From All
                                        Compensation  Denver-based
Name               Position             From Trust                             OppenheimerFunds1
Robert G. Avis          Trustee             $3,833                             $58,003

William A. Baker        Audit and Review         $5,622                             $79,715
                   Committee Chairman
                   and Trustee

Charles Conrad, Jr.     Audit and Review         $4,937                             $74,717
                        Committee Member
                        and Trustee

Sam Freedman            Trustee             $1,950    $29,502

Raymond J. Kalinowski        Derivative Instruments
                        Oversight Committee
                        Member and
                        Trustee             $4,900    $74,173


C. Howard Kast               Derivative Instruments
                        Oversight Committee $4,900    $74,173
                        Member and
                        Trustee

Robert M. Kirchner      Audit and Review         $4,937                        $74,717
                        Committee Member
                        and Trustee

Ned M. Steel            Trustee             $3,833    $58,003


1 For the 1996 calendar year.

      Major Shareholders. As of March 31, 1997, the holders of 5% or more of the outstanding shares of any Fund were separate accounts of (i) Monarch Life Insurance Company ("Monarch"), Springfield, MA; (ii) ReliaStar Bankers Security Life Insurance Company ("ReliaStar"), Minneapolis, MN; (iii) The Life Insurance Company of Virginia ("Life of Virginia"), Richmond, VA; (iv) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH; (v) Aetna Life Insurance and Annuity Company ("Aetna"), Hartford, CT;
(vi) Massachusetts Mutual Life Insurance Company, Springfield, MA ("MassMutual"), (vii) Jefferson-Pilot Life Insurance Company ("Jefferson Pilot"), Greensboro, NC, and their respective subsidiaries. Such shares were held as shown in Appendix B.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Trust, and one of whom (Mr. Swain) serves as a Trustee of the Trust.

      The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

         The Investment Advisory Agreements. The investment advisory agreements between the Manager and the Trust for each of the nine Funds require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of each Fund.

      Expenses not expressly assumed by the Manager under the advisory agreement are paid by the Trust. The advisory agreements list examples of expenses paid by the Trust, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. Expenses with respect to any two or more Funds are allocable in proportion to the net assets of the respective Funds except where allocations of direct expenses can be made. The management fees paid by the Funds to the Manager for the Funds' most recent three fiscal years (except for Growth & Income Fund, which commenced operations within that period) were as follows:


                    Fiscal year ended December 31,
                    1994        1995              1996
Money Fund             $  341,324  $  338,483     $  445,899
High Income Fund       $  617,198  $  866,154     $1,177,754
Bond Fund           $  630,514  $1,280,422   $2,188,350
Capital Appreciation Fund   $  803,231 $1,790,785 $3,382,840
Growth Fund            $  307,904  $  644,977     $1,139,255
Multiple Strategies Fund $1,433,107    $2,540,311 $3,132,569
Global Securities Fund   $1,517,234    $2,451,556 $3,395,740
Strategic Bond Fund         $  105,760 $  281,335 $   618,338
Growth & Income Fund(1)                      $ 6,710(1)     $   160,819


____________________

(1)From July 5, 1995 (commencement of operations) to December 31,
1996.

     The advisory agreements provide that the Manager is not liable for any loss sustained by the Trust and/or any Fund in connection with matters to which the Agreements relate, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard for its obligations thereunder. The Manager may act as investment adviser for any other person, firm or corporation, and the Agreements permit the Manager to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Trust, the right of the Trust or any of the Funds to use the name "Oppenheimer" as part of their names may be withdrawn.

     Independently of the advisory agreements, the Manager has voluntarily undertaken since January 1, 1995 that the total expenses of any Fund shall not exceed 2.5% of the first $30 million of average net assets of that Fund, 2.0% of the next $70 million and 1.5% of average net assets over $100 million. In addition, the Manager has voluntarily undertaken since September 1, 1994 that it will limit the management fee charged under Strategic Bond Fund's Agreement so that the ordinary operating expenses of that Fund would not exceed 1.0% of its average net assets in any fiscal year. The payment of the management fee will be reduced or eliminated during any fiscal year in which such payment would cause the expenses of a Fund to exceed its expense limitation. The Manager reserves the right to terminate or amend the undertakings at any time. Any assumption of a Fund's expenses under these limitations would lower that Fund's overall expense ratio and increase its total return during any period in which expenses are limited. The Manager has advised the Trust that it may withdraw these expense limit undertakings in the near future, in which event this Statement of Additional Information may not be supplemented. During the fiscal year ended December 31, 1996, the Manager reimbursed Oppenheimer Growth Fund $27,276 for certain SEC registration fees incurred in connection with the acquisition by that Fund of J.P. Capital Appreciation Fund, Inc.

        The Transfer Agent. OppenheimerFunds Services, the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records.


Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreements Affecting Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Global Securities Fund and Strategic Bond Fund. One of the duties of the Manager under the advisory agreements is to arrange the portfolio transactions for the Funds. The advisory agreements contain provisions relating to the employment of broker-dealers ("brokers") to effect the Funds' portfolio transactions. In doing so, the Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Funds to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by the Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

     Under the advisory agreements, the Manager is authorized to select brokers that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided.

Description of Brokerage Practices Followed by the Manager.
Subject to the provisions of the advisory agreements, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When Funds engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

     Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

     The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees permits the Manager to use concessions on fixed price offerings to obtain research in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund.
As most purchases made by Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund are principal transactions at net prices, these Funds incur little or no brokerage costs. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. No principal transactions and, except under unusual circumstances, no agency transactions for these Funds will be handled by any affiliated securities dealer. In the unusual circumstance when these Funds pay brokerage commissions, the above-described brokerage practices and policies are followed. Money Fund's policy of investing in short-term debt securities with maturities of less than 397 days results in high portfolio turnover. However, since brokerage commissions, if any, are small, high portfolio turnover does not have an appreciable adverse effect upon the net asset value of that Fund.

     During the Funds' fiscal year ended December 31, 1994, 1995 and 1996, total brokerage commissions paid by the Funds (not including spreads or concessions on principal transactions on a net trade basis) were $1,570,251, $4,083,132 and $507,501, respectively, for Capital Appreciation Fund; $13,640, $104,203 and $24,248, respectively, for High Income Fund; $96,732, $152,870 and $215,286, respectively, for Growth Fund; $332,782, $400,275 and $351,373, respectively, for Multiple Strategies Fund; $2,245,838, $2,826,016 and $2,101,076, respectively for Global Securities Fund; $3,742, $13,074 and $11,995, respectively, for Strategic Bond Fund; $1,413, $2,100 and $13,852, respectively, for Bond Fund; and $42,952 and $71,023, respectively for Growth & Income Fund. During the fiscal year ended December 31, 1996, $81,236, $124,381, $116,119, $1,492,561, $36, $0, $1,137, and $31, 319 was paid by
Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund, Global Securities Fund, Strategic Bond Fund, Bond Fund, High Income Fund and Growth & Income Fund, respectively, to dealers as brokerage commissions in return for research services; the aggregate amount of those transactions was $46,134,716, $78,755,197, $44,923,811, $216,949,646, $14,637, $0, $310,798, and
$16,575,898 for these respective Funds.

Performance of the Funds

        Money Fund Yield Information. Money Fund's current yield for a seven day period of time is determined in accordance with regulations adopted under the Investment Company Act as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of a seven day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7 and (c) subtracting 1 from the result. For the seven days ended December 31, 1996, Money Fund's "current yield" was 5.03% and its compounded "effective yield" for that period was 5.15%.

     The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends, the dividends declared during a period may not be the same on an annualized basis as the yield for that period.

        High Income Fund, Bond Fund and Strategic Bond Fund Yield Information. The "yield" or "standardized yield" of High Income Fund, Bond Fund and Strategic Bond Fund for a 30-day period is calculated using the following formula set forth in the SEC rules:
The symbols above represent the following factors:

                                 (a-b)    6
          Standardized Yield = 2 ((--- + 1)  - 1)
                                 ( cd)


   a =     dividends and interest earned during the 30-day period.
   b =     expenses accrued for the period (net of any expense
   reimbursements).
   c = the average daily number of Fund shares outstanding during the 30-day period that were entitled to receive dividends.
   d = the Fund's maximum offering price (including sales charge) per share on the last day of the period.

     Each Fund's yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. For the 30 days ended December 31, 1996, the yield of High Income Fund, Bond Fund and Strategic Bond Fund, calculated as described above, was 8.29%, 6.13% and 7.43%, respectively. The "standardized" yield is not based on distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the return on a Fund's portfolio investments, and may differ from a Fund's "distribution return" described below.

        Dividend Yield and Distribution Return. From time to time High Income, Bond and Strategic Bond Funds may quote a "dividend yield" or a "distribution return." Dividend yield is based on that Fund's dividends derived from net investment income during a stated period, and distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the Fund's dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the Fund's maximum offering price (equal to its net asset value) per share on the last day of the period. The result may be annualized if the period of measurement is less than one year. The dividend yield of High Income Fund, Bond Fund and Strategic Bond Fund for the quarter ended December 31, 1996, was 8.98%, 6.53% and 9.86%, respectively.

Total Return. Each Fund, except Money Fund, may quote its "total return" or "average annual total return." "Average annual total return" (see the formula below) is an average annual compounded rate of return. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

               1/n
          (ERV)
          (---)   -1 = Average Annual Total Return
          ( P )


The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over a stated period. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


          ERV - P
          ------- = Total Return
             P

Both formulas assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Set forth below is the "average annual total return" and "total return" for each Fund (using the method described above) during the periods indicated:


                Average Annual Total Return for:
                                                            Cumulative
                                                            Total
                    Fiscal Year    Five Year Ten Year                 Return From
                    Ended               Period         Period         Inception(1)Inception(1)
Fund                12/31/96  Ended 12/31/96   Ended 12/31/96    to 12/31/96    to 12/31/96
High Income Fund         15.26%         14.88%      13.89%       13.46%              284.59%
Bond Fund            4.80%          7.68%          8.81%          9.94%              204.37%
Capital Appreciation Fund     20.22%         16.69%    16.50%         15.67%         353.02%
Growth Fund              25.20%         16.24%      14.32%       14.52%              391.50%
Multiple Strategies Fund 15.50%         11.67%      N/A          11.52%              194.22%
Global Securities Fund   17.53%         12.38%      N/A          10.65%               86.05%
Strategic Bond Fund      12.07%         N/A       N/A        7.35%                29.66%
Growth & Income Fund          32.51%         N/A    N/A          40.54%               65.98%

______________

(1)Inception dates are as follows: 4/30/86 for High Income Fund;
4/3/85 for Bond Fund and Growth Fund; 8/15/86 for Capital
Appreciation Fund; 2/9/87 for Multiple Strategies Fund; 11/12/90 for Global Securities Fund; 5/3/93 for Strategic Bond Fund; and
7/5/95 for Growth & Income Fund.

    The total return on an investment made in shares of any one of these Funds may be compared with performance for the same period of either the Standard & Poor's 500 Index ("S&P 500") or the Dow Jones Industrial Average ("Dow"). Both the S&P 500 and the Dow are widely recognized indices of stock market performance consisting of unmanaged groups of common stocks (the Dow consists of 30 such issues). The performance of both indices includes a factor for the reinvestment of income dividends but not capital gains and does not take sales charges or taxes into consideration.

    Yield and total return information may be useful to investors in reviewing performance of the Funds. However, a number of factors should be taken into account before using such performance information as a basis for comparison with alternative investments. An investment in any of these Funds is not insured. Their performance is not guaranteed and will fluctuate over time. Yield and total return for any Fund for any given past period is not an indication or representation by that Fund of future yields or rates of return on its shares. In comparing the performance of one Fund to another, consideration should be given to each Fund's investment policy, portfolio quality, portfolio maturity, type of instrument held and operating expenses. When comparing yield, total return and investment risk of an investment in any of the Funds with those of other investment instruments, investors should understand that certain other investment alternatives such as money market instruments, certificates of deposits ("CDs"), U.S. Government securities or bank accounts provide yields that are fixed or that may vary above a stated minimum, and may be insured or guaranteed. Finally, the performance quotations do not reflect the charges deducted from an Account, as explained in the attached Prospectus for the Policies. If these charges were deducted, that performance would be lower than as described above.

Other Performance Comparisons. From time to time the Trust may publish the ranking of any of the Funds by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Funds is ranked against all other funds underlying variable insurance products. The Lipper performance analysis includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

    From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

    From time to time the Trust may publish the ranking of the performance of any of the separate accounts that offer any of the Funds by Morningstar, Inc., an independent mutual fund monitoring service, that ranks mutual funds, including the Funds, monthly in broad investment categories (domestic stock, international stock, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk reflects fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Rankings are subject to change.

About Your Account

How To Buy Shares

Determination of Net Asset Value Per Share. The sale of shares of the Funds is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus.

    The net asset value per share of each Fund is determined as of the close of business of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the value of the Fund's net assets by the number of shares that are outstanding.
The NYSE normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Dealers may conduct trading at times when the Exchange is closed (including weekends and holidays). Trading may occur in debt securities and in foreign securities at times when the NYSE is closed (including weekends and holidays or after 4:00 P.M., New York time, on a regular business day). Because the net asset value of the Funds will not be calculated on those days, the net asset values per share of the Funds may be significantly affected at times when shareholders may not purchase or redeem shares.

The Trust's Board of Trustees has established procedures for the valuation of each Fund's (other than Money Fund's) securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day, or the closing bid price on the day of valuation); (ii) securities traded on a foreign securities exchange are valued generally at the last sale price available to the pricing service approved by the Trust's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded; or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Trust's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Trust's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced (i) at the "official bid" or "market maker bid" available to the pricing service or the Manager as reported by the principal exchange at its last trading session on or immediately prior to the date of valuation, or (ii) at the mean of the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the bid price if no ask  price is available).

    Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the NYSE. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event would materially affect a Fund's net asset value, in which case an adjustment would be made, if necessary.

    In the case of U.S. Government Securities, mortgage-backed securities, foreign fixed-income securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities, mortgage-backed securities, foreign government securities and corporate bonds. The Manager will monitor the accuracy of such pricing services which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

    Puts, calls and futures are valued at the last sale price on the principal exchanges on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and ask prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and ask prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no ask price is available).

    When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. Credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining a Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

Money Fund Net Asset Valuation. Money Fund will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that it will do so. The Fund operates under SEC Rule 2a-7, under which the Fund may use the amortized cost method of valuing its shares. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. The method does not take into account unrealized capital gains or losses.

    The Trust's Board of Trustees has established procedures intended to stabilize Money Fund's net asset value at $1.00 per share. If the Fund's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of Fund shares without monetary consideration, or calculating net asset value per share by using available market quotations.

    As long as it uses Rule 2a-7, Money Fund must abide by certain conditions described above and in the prospectus. For purposes of the Rule, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

    While the amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on Money Fund shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices or estimates of market prices for its portfolio. Conversely, during periods of rising interest rates, the daily yield on Money Fund shares will tend to be higher than that of a portfolio priced at market value.

Dividends, Capital Gains and Taxes

Distributions and Taxes. The Trust intends for each Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to Federal income taxes on amounts paid by them as dividends and distributions, as described in the Prospectus. Each Fund is treated as a single entity for purposes of determining Federal tax treatment. The Trust will endeavor to ensure that each Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.

    The Internal Revenue Code requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though that Fund receives no interest payment in cash on the security during the year. As an investment company, each Fund must pay out substantially all of its net investment income each year. Accordingly, when a Fund holds zero coupon securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of that Fund or by liquidation of portfolio securities, if necessary. The Fund may realize a gain or loss from such sales.
In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have had in the absence of such transactions.

Additional Information About the Funds

The Custodian and the Transfer Agent. The Bank of New York is the custodian of the Trust's securities. The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities, collecting income on the portfolio securities, and handling the delivery of portfolio securities to and from the Trust. The Manager has represented to the Trust that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Trust and the Custodian. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

    OppenheimerFunds Services, a subsidiary of the Manager, is responsible as Transfer Agent for maintaining the Trust's shareholder registry and shareholder accounting records, and for administrative functions. It also acts as the shareholder servicing agent for the other Oppenheimer funds.

Independent Auditors. The independent auditors of the Trust examine its financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Variable
Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the applicable periods ended December 31, 1996, 1995, 1994, 1993 and 1992. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
-----------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1997

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                           PRINCIPAL              VALUE
                                                                            AMOUNT               (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES - 1.0%
----------------------------------------------------------------------------------------------------------
      First National Bank of Boston, 5.45%, 2/3/97
      (Cost $1,293,506)                                                  $  1,300,000         $  1,293,506
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS - 3.1%
----------------------------------------------------------------------------------------------------------
      Bank of Scotland Treasury Services PLC, 5.45%, 2/25/97                2,000,000            1,983,347
      ----------------------------------------------------------------------------------------------------
      CoreStates Capital Corp., 5.54%, 12/18/97                  (1)        2,000,000            1,998,908
                                                                                              ------------
      Total Direct Bank Obligations (Cost $3,982,255)                                            3,982,255
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT - 3.8%
----------------------------------------------------------------------------------------------------------
      Bayerische Vereinsbank AG, guaranteeing commercial paper
      of Galicia Funding Corp.-Series B:
      5.38%, 2/28/97                                             (2)          500,000              495,682
      5.41%, 3/5/97                                              (2)        2,000,000            1,981,065
      ----------------------------------------------------------------------------------------------------
      Societe Generale, guaranteeing commercial paper of:
      Girsa Funding Corp., 5.32%, 4/3/97                         (2)        2,000,000            1,972,809
      Nacional Financiera, SNC-Series A, 5.44%, 1/9/97                        500,000              499,396
                                                                                              ------------

      Total Letters of Credit (Cost $4,948,952)                                                  4,948,952
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES - 82.8%
----------------------------------------------------------------------------------------------------------
BEVERAGES - 3.1%
      ----------------------------------------------------------------------------------------------------
      Coca-Cola Enterprises, Inc., 5.34%, 1/31/97                (2)        4,000,000            3,982,200
----------------------------------------------------------------------------------------------------------
BROKER/DEALERS - 12.5%
      ----------------------------------------------------------------------------------------------------
      Dean Witter, Discover & Co.:
      5.73%, 1/15/97                                                        2,000,000            2,000,181
      5.81%, 9/29/97                                             (1)        2,500,000            2,504,222
      ----------------------------------------------------------------------------------------------------
      Goldman Sachs Group, L.P.:
      5.42%, 1/17/97                                                        4,000,000            3,990,364
      8.25%, 1/2/97                                                         2,050,000            2,049,530
      ----------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc., 5.33%, 1/2/97                                700,000              699,896
      ----------------------------------------------------------------------------------------------------
      Morgan Stanley Group, Inc., 5.26%, 6/27/97                 (1)        5,000,000            5,000,000
                                                                                              ------------
                                                                                                16,244,193
----------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE - 11.9%
      ----------------------------------------------------------------------------------------------------
      CIT Group Holdings, Inc.:
      5.67%, 3/11/98                                             (1)        1,000,000            1,000,000
      7%, 1/3/97                                                            5,000,000            4,998,055
      ----------------------------------------------------------------------------------------------------
      Countrywide Home Loans, 5.33%, 1/23/97                                  590,000              588,078
      ----------------------------------------------------------------------------------------------------
      FINOVA Capital Corp., 5.43%, 2/26/97                                  4,000,000            3,966,276
      ----------------------------------------------------------------------------------------------------
      Heller Financial, Inc.:
      5.45%, 3/21/97                                                        3,000,000            2,964,121
      5.46%, 10/10/97                                            (1)        2,000,000            1,999,691
                                                                                              ------------
                                                                                                15,516,221

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                         PRINCIPAL             VALUE
                                                                          AMOUNT              (NOTE 1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
CONGLOMERATES - 4.2%
      ------------------------------------------------------------------------------------------------
      Mitsubishi International Corp.:
      5.34%, 1/8/97                                                    $  500,000           $  499,481
      5.50%, 3/17/97                                                    5,000,000            4,942,708
                                                                                            ----------
                                                                                             5,442,189
------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 3.8%
      ------------------------------------------------------------------------------------------------
      Island Finance Puerto Rico, Inc., 5.32%, 2/26/97                  5,000,000            4,958,622
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 10.9%
      ------------------------------------------------------------------------------------------------
      Associates Corp. of North America, 7.28%, 1/2/97                  6,000,000            5,998,787
      ------------------------------------------------------------------------------------------------
      Ford Motor Credit Co.:
      5.32%, 1/6/97                                                       385,000              384,715
      5.40%, 1/2/97                                                     5,000,000            4,999,011
      ------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp.:
      5.35%, 1/8/97                                                       500,000              499,480
      7.75%, 4/15/97                                                    2,200,000            2,213,215
                                                                                            ----------
                                                                                            14,095,208
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.0%
      ------------------------------------------------------------------------------------------------
      Mitsubishi Electric Finance America, Inc.:
      5.33%, 1/30/97                                         (2)          715,000              711,918
      5.36%, 2/12/97                                         (2)        3,200,000            3,179,989
                                                                                            ----------
                                                                                             3,891,907
-------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.9%
      ------------------------------------------------------------------------------------------------
      Rexam PLC, 5.32%, 1/29/97                              (2)        1,125,000            1,120,345
-------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.8%
      ------------------------------------------------------------------------------------------------
      Repsol International Finance BV, 5.33%, 1/6/97                    5,000,000            4,996,299
-------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL - 23.8%
      ------------------------------------------------------------------------------------------------
      CIESCO L.P.:
      5.35%, 2/14/97                                                      800,000              794,769
      5.78%, 5/19/97                                      (1)(2)        3,000,000            2,999,805
      ------------------------------------------------------------------------------------------------
      Cooperative Association of Tractor Dealers, Inc.,
       5.40%, 1/24/97                                                   1,176,000            1,171,943
      ------------------------------------------------------------------------------------------------
      Enterprise Funding Corp., 6.10%, 1/9/97                (2)        1,525,000            1,522,933
      ------------------------------------------------------------------------------------------------
      Falcon Asset Securitization Corp., 5.32%, 1/13/97      (2)          590,000              588,954
      ------------------------------------------------------------------------------------------------
      First Deposit Master Trust 1993-3:
      5.32%, 2/24/97                                         (2)        2,000,000            1,984,040
      5.35%, 1/21/97                                         (2)          774,000              771,699
      5.36%, 1/15/97                                         (2)        3,000,000            2,993,747
      ------------------------------------------------------------------------------------------------
      Preferred Receivables Funding Corp., 5.53%, 1/16/97               5,000,000            4,988,479
      ------------------------------------------------------------------------------------------------
      RACERS Series 1996-MM-12-3, 5.59%, 12/15/97         (1)(3)        2,000,000            2,000,000
      ------------------------------------------------------------------------------------------------
      Sheffield Receivables Corp.:
      5.32%, 1/16/97                                         (2)        3,550,000            3,542,131
      5.32%, 1/9/97                                                     2,000,000            1,997,636
      ------------------------------------------------------------------------------------------------
      Sigma Finance, Inc.:
      5.31%, 2/25/97                                         (2)          545,000              540,579
      5.37%, 4/15/97                                         (2)        3,000,000            2,953,460
      5.44%, 2/28/97                                         (2)        2,000,000            1,982,471
                                                                                            ----------
                                                                                            30,832,646

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                         PRINCIPAL             VALUE
                                                                          AMOUNT              (NOTE 1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 1.1%
      -------------------------------------------------------------------------------------------------
      Marks & Spencer, guaranteeing commercial paper of:
       St. Michael Finance Ltd., 5.70%, 2/10/97                        $  1,390,000        $  1,381,197
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 3.8%
      -------------------------------------------------------------------------------------------------
      NYNEX Corp., 5.42%, 1/13/97                                         5,000,000           4,990,967
                                                                                          -------------
      Total Short-Term Notes (Cost $107,451,994)                                            107,451,994
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.8%
-------------------------------------------------------------------------------------------------------
      Federal Home Loan Bank, 5.68%, 8/1/97 (Cost $4,997,438)      (1)    5,000,000           4,997,438
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
-------------------------------------------------------------------------------------------------------
      Bayerische Landesbank Girozentrale, 5.07%, 7/29/97           (1)    2,000,000           2,000,000
      -------------------------------------------------------------------------------------------------
      Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of:  Comision Federal de Electricidad-Series A, 5.36%,
       3/11/97                                                            2,000,000           1,979,453
                                                                                          -------------
      Total Foreign Government Obligations (Cost $3,979,453)                                  3,979,453
      -------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS, AT VALUE                                              97.6%        126,653,598
      -------------------------------------------------------------------------------------------------
      OTHER ASSETS NET OF LIABILITIES                                           2.4           3,064,922
                                                                         -------------     ------------
      NET ASSETS                                                              100.0%       $129,718,520
                                                                         -------------     ------------
                                                                         -------------     ------------

      Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

      1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

      2. Restricted securities, including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $33,323,827 or 25.69% of the Fund's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

      3. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $2,000,000, or 1.54% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

      See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 4.1%
--------------------------------------------------------------------------------------------------------------
  CBA Mortgage Corp., Mtg. Pass-Through Certificates,
  Series 1993-C1, Cl. F, 7.773%, 12/25/03                            (2)(3)     $    700,000     $   548,625
  ------------------------------------------------------------------------------------------------------------
  Commercial Mortgage Acceptance Corp., Collateralized
  Mtg. Obligation, Series 1996-C1, Cl. E, 8.075%, 12/25/20           (2)(4)          250,000         252,344
  ------------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
  Certificates, Series 1995-C2, Cl. D, 7.989%, 6/15/21                (2)            449,587         456,050
  ------------------------------------------------------------------------------------------------------------
  Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-
  Through Certificates, Series 1996-C1, Cl. E, 7.51%, 2/15/28        (2)(3)          835,342         678,715
  ------------------------------------------------------------------------------------------------------------
  Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-
  Through Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06        (4)            750,000         607,969
  ------------------------------------------------------------------------------------------------------------
  NationsCommercial Corp., NB Commercial Mtg. Pass-
  Through Certificates, Series-DMC, Cl. C, 8.921%, 8/12/11            (4)            900,000         916,312
  ------------------------------------------------------------------------------------------------------------
  Nomura Asset Securities Corp., Series 1994-MD1, Cl. B2,
  8.421%, 3/15/18                                                    (2)(3)          750,000         658,008
  ------------------------------------------------------------------------------------------------------------
  Resolution Trust Corp., Commercial Mtg. Pass-Through
  Certificates:
  Series 1994-C1, Cl. E, 8%, 6/25/26                                                 700,166         644,153
  Series 1994-C2, Cl. G, 8%, 4/25/25                                                 815,728         732,244
  Series 1995-C1, Cl. F, 6.90%, 2/25/27                                              913,739         805,519
  ------------------------------------------------------------------------------------------------------------
  Salomon Brothers Mortgage Securities VII, Series 1996-B,
  Cl. 1, 7.136%, 4/25/26                                                           1,491,164         892,835
  ------------------------------------------------------------------------------------------------------------
  Structured Asset Securities Corp., Multiclass Pass-Through
  Certificates, Series 1996-C3, Cl. E, 8.458%, 6/25/30                (4)            650,000         574,234
                                                                                                 -----------
  Total Mortgage-Backed Obligations (Cost $7,521,680)                                              7,767,008

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 10.7%
--------------------------------------------------------------------------------------------------------------
  Argentina (Republic of):
  Treasury Bills, Zero Coupon, 12.117%, 1/17/97                       (5) ARP        700,000         698,215
  Unsec. Unsub. Bonds, 11.50%, 8/14/01                                    GBP        120,000         211,727
  ------------------------------------------------------------------------------------------------------------
  Banco Estado Minas Gerais, 8.25%, 2/10/00                                          550,000         531,094
  ------------------------------------------------------------------------------------------------------------
  Banco Nacional de Comercio Exterior SNC International
  Finance BV Gtd. Registered Bonds, 11.25%, 5/30/06                                  180,000         196,425
  ------------------------------------------------------------------------------------------------------------
  Bonos de la Tesoreria de la Federacion, Zero Coupon:
  25.785%, 11/6/97                                                    (5) MXP      4,000,000         416,640
  29.171%, 7/3/97                                                     (5) MXP      3,450,000         387,598
  27.799%, 9/4/97                                                     (5) MXP      3,900,000         423,613
  ------------------------------------------------------------------------------------------------------------
  Brazil (Federal Republic of) Multi-Year Discount Facility
  Agreement Trust Certificates, Series REGS, 6.688%, 9/15/07          (2)            390,000         334,669
  ------------------------------------------------------------------------------------------------------------
  Buenos Aires (Province of) Bonds, 10%, 3/5/01                           DEM        420,000         291,881
  ------------------------------------------------------------------------------------------------------------
  Bulgaria (Republic of) Disc. Bonds, Tranche A, 6.688%,
  7/28/24                                                             (2)            540,000         306,450
  ------------------------------------------------------------------------------------------------------------
  Canada (Government of) Debs., 10.50%, 7/1/00                            CAD      2,015,000       1,724,474
  ------------------------------------------------------------------------------------------------------------
  Central Bank of Costa Rica Interest Claim Bonds, Series B,
  6.344%, 5/21/05                                                    (2)(4)          224,763         212,120
  ------------------------------------------------------------------------------------------------------------
  Denmark (Kingdom of) Bonds, 8%, 11/15/01                                DKK      6,640,000       1,249,452

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
  Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                       $    820,000     $   875,042
  ------------------------------------------------------------------------------------------------------------
  Hashemite Kingdom of Jordan:
  Disc. Bonds, 6.50%, 12/23/23                                        (2)          1,000,000         773,750
  Interest Arrears Bonds, 6.50%, 12/23/05                             (2)            300,000         276,750
  ------------------------------------------------------------------------------------------------------------
  Italy (Republic of):
  Sr. Unsec. Unsub. Global Bonds, 0.563%, 7/26/99                     (2)   JPY   91,000,000         788,086
  Treasury Bonds, Buoni del Tesoro Poliennali, 10.50%, 11/1/98              ITL  940,000,000         662,028
  ------------------------------------------------------------------------------------------------------------
  New Zealand (Government of):
  Bonds, 8%, 4/15/04                                                        NZD      545,000         402,253
  Index Linked Bonds, 4.60%, 2/15/16                                  (2)   NZD      303,000         209,750
  ------------------------------------------------------------------------------------------------------------
  Norwegian Government Bonds, 9.50%, 10/31/02                               NOK    1,105,000         206,693
  ------------------------------------------------------------------------------------------------------------
  Panama (Republic of) Interest Reduction Bonds, 3.50%,
  7/17/14                                                             (6)          1,550,000       1,078,707
  ------------------------------------------------------------------------------------------------------------
  Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio
  Prazo, 11.625%, 2/23/98                                                   PTE  146,000,000         997,525
  ------------------------------------------------------------------------------------------------------------
  Russia (Government of) Interest Nts., 12/29/49                     (7)(8)          330,000         229,763
  ------------------------------------------------------------------------------------------------------------
  Sweden (Kingdom of) Bonds, Series 1030, 13%, 6/15/01                      SEK    3,600,000         679,774
  ------------------------------------------------------------------------------------------------------------
  Telecomunicacoes Brasileiras SA Bonds, 13%, 2/5/99                        ITL  385,000,000         272,666
  ------------------------------------------------------------------------------------------------------------
  Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98                           ZAR      955,000         194,442
  ------------------------------------------------------------------------------------------------------------
  Treasury Corp. of Victoria Gtd. Bonds, 12%, 9/22/01                       AUD    1,325,000       1,258,521
  ------------------------------------------------------------------------------------------------------------
  United Kingdom Treasury Nts., 12.50%, 11/21/05                            GBP      975,000       2,115,904
  ------------------------------------------------------------------------------------------------------------
  United Mexican States Bonds, 10.375%, 1/29/03                             DEM    1,895,000       1,326,160
  ------------------------------------------------------------------------------------------------------------
  Venezuela (Republic of):
  Collateralized Par Bonds, Series W-A, 6.75%, 3/31/20                               250,000         191,875
  Front-Loaded Interest Reduction Bonds, Series B,
  6.50%, 3/31/07                                                      (2)            500,000         446,875
  New Money Bonds, Series P, 6.50%, 12/18/05                          (2)            500,000         447,344
                                                                                                 -----------
  Total Foreign Government Obligations (Cost $19,831,187)                                         20,418,266

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS - 1.3%
--------------------------------------------------------------------------------------------------------------
  Algeria (Republic of) Reprofiled Debt Loan
  Participation Agreement, Tranche A, 6.625%, 9/4/06                 (2)(4)        1,305,000       1,008,113
  ------------------------------------------------------------------------------------------------------------
  Morocco (Kingdom of) Loan Participation Agreement,
  Tranche A, 6.437%, 1/1/09                                          (2)(9)          990,000         807,159
  ------------------------------------------------------------------------------------------------------------
  Trinidad & Tobago Loan Participation Agreement,
  Tranche B, 1.772%, 9/30/00                                         (2)(4) JPY   82,062,000         657,514
                                                                                                 -----------
  Total Loan Participations (Cost $2,329,670)                                                      2,472,786

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 0.8%
--------------------------------------------------------------------------------------------------------------
  San Joaquin Hills, California Transportation Corridor
  Agency Toll Road Capital Appreciation Revenue Bonds, Jr.
  Lien, Zero Coupon, 9.002%, 1/1/28 (Cost $816,147)                   (5)         12,500,000       1,499,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 61.0%
--------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 5.5%
--------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
  ------------------------------------------------------------------------------------------------------------
  NL Industries, Inc.:
  0%/13% Sr. Sec. Disc. Nts., 10/15/05                                (8)       $    300,000     $   260,250
  11.75% Sr. Sec. Nts., 10/15/03                                                     260,000         276,250
                                                                                                 -----------
                                                                                                     536,500
--------------------------------------------------------------------------------------------------------------
METALS/MINING - 0.9%
  ------------------------------------------------------------------------------------------------------------
  Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03                        454,000         498,265
  ------------------------------------------------------------------------------------------------------------
  Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06                                1,250,000       1,275,000
                                                                                                 -----------
                                                                                                   1,773,265
--------------------------------------------------------------------------------------------------------------
PAPER - 3.0%
  ------------------------------------------------------------------------------------------------------------
  APP International Finance Co. BV, 11.75% Gtd. Sec. Nts.,
  10/1/05                                                                          1,400,000       1,499,750
  ------------------------------------------------------------------------------------------------------------
  Florida Coast Paper Co. LLC, 12.75% First Mtg. Nts., 6/1/03                        550,000         598,125
  ------------------------------------------------------------------------------------------------------------
  Indah Kiat International Finance Co. BV:
  11.875% Sr. Sec. Gtd. Nts., 6/15/02                                                100,000         109,375
  12.50% Sr. Sec. Gtd. Nts., Series C, 6/15/06                                     1,000,000       1,106,250
  ------------------------------------------------------------------------------------------------------------
  Repap New Brunswick, Inc., 10.625% Second Priority Sr.
  Sec. Nts., 4/15/05                                                               1,000,000       1,050,000
  ------------------------------------------------------------------------------------------------------------
  Repap Wisconsin, Inc., 9.25% First Priority Sr. Sec. Nts.,
  2/1/02                                                                             500,000         508,750
  ------------------------------------------------------------------------------------------------------------
  SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                               250,000         271,250
  ------------------------------------------------------------------------------------------------------------
  Stone Container Corp.:
  10.75% First Mtg. Nts., 10/1/02                                                    500,000         528,750
  10.75% Sr. Sub. Nts., 6/15/97                                                      100,000         101,750
                                                                                                 -----------
                                                                                                   5,774,000
--------------------------------------------------------------------------------------------------------------
STEEL - 1.3%
  ------------------------------------------------------------------------------------------------------------
  AK Steel Corp., 9.125% Sr. Nts., 12/15/06                           (3)          1,400,000       1,438,500
  ------------------------------------------------------------------------------------------------------------
  Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                               600,000         612,000
  ------------------------------------------------------------------------------------------------------------
  Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
  Series B, 4/15/03                                                                  200,000         190,000
  ------------------------------------------------------------------------------------------------------------
  Jorgensen (Earle M.) Co., 10.75% Sr. Nts., 3/1/00                                  175,000         179,375
                                                                                                 -----------
                                                                                                   2,419,875
--------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 7.7%
--------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 2.4%
  ------------------------------------------------------------------------------------------------------------
  Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
  Series B, 11.617%, 5/27/98                                          (5)            750,000         629,062
  ------------------------------------------------------------------------------------------------------------
  E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06                (3)            550,000         578,187
  ------------------------------------------------------------------------------------------------------------
  Harman International Industries, Inc., 12% Sr. Sub. Nts.,
  8/1/02                                                                           1,650,000       1,806,750
  ------------------------------------------------------------------------------------------------------------
  International Semi-Tech Microelectronics, Inc., 0%/11.50%
  Sr. Sec. Disc. Nts., 8/15/03                                        (8)            500,000         326,250
  ------------------------------------------------------------------------------------------------------------
  Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
  12.333%, 3/15/98                                                    (5)            350,000         305,375
  ------------------------------------------------------------------------------------------------------------
  TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05                            350,000         404,250
  ------------------------------------------------------------------------------------------------------------
  Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                              600,000         612,000
                                                                                                 -----------
                                                                                                   4,661,874

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.5%
  ------------------------------------------------------------------------------------------------------------
  Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03                        $    400,000     $   418,000
  ------------------------------------------------------------------------------------------------------------
  Doane Products Co., 10.625% Sr. Nts., 3/1/06                                       250,000         265,000
  ------------------------------------------------------------------------------------------------------------
  Foodbrands America, Inc., 10.75% Sr. Sub. Nts., 5/15/06                            235,000         250,275
                                                                                                 -----------
                                                                                                     933,275
--------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.4%
  ------------------------------------------------------------------------------------------------------------
  Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06         (3)            850,000         877,625
  ------------------------------------------------------------------------------------------------------------
  Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., 7/15/02                            400,000         452,000
  ------------------------------------------------------------------------------------------------------------
  IHF Holdings, Inc., 0%/15% Sr. Sub. Disc. Nts., Series B,
  11/15/04                                                           (4)(8)        1,050,000         769,303
  ------------------------------------------------------------------------------------------------------------
  Magellan Health Services, Inc., 11.25% Sr. Sub. Nts.,
  Series A, 4/15/04                                                                  500,000         557,500
                                                                                                 -----------
                                                                                                   2,656,428
--------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 1.0%
  ------------------------------------------------------------------------------------------------------------
  Capital Gaming International, Inc., Promissory Nts., 8/1/95        (10)              9,500              --
  ------------------------------------------------------------------------------------------------------------
  Majestic Star Casino LLC (The), 12.75% Sr. Sec. Nts.,
  5/15/03                                                                            280,000         302,400
  ------------------------------------------------------------------------------------------------------------
  Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
  Series B, 11/15/02                                                                 600,000         795,000
  ------------------------------------------------------------------------------------------------------------
  Showboat Marina Casino Partnership/Showboat Marina
  Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03                           750,000         828,750
                                                                                                 -----------
                                                                                                   1,926,150
--------------------------------------------------------------------------------------------------------------
LEISURE - 0.1%
  ------------------------------------------------------------------------------------------------------------
  Gillett Holdings, Inc., 12.25% Sr. Sub. Nts., Series A,
  6/30/02                                                            (4)             278,779         290,976
--------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.1%
  ------------------------------------------------------------------------------------------------------------
  Ameriking, Inc., 10.75% Sr. Nts., 12/1/06                                          505,000         525,200
  ------------------------------------------------------------------------------------------------------------
  Carrols Corp., 11.50% Sr. Nts., 8/15/03                                            430,000         456,875
  ------------------------------------------------------------------------------------------------------------
  Foodmaker, Inc.:
  9.25% Sr. Nts., 3/1/99                                                             200,000         204,000
  9.75% Sr. Sub. Nts., 6/1/02                                                        950,000         971,375
                                                                                                 -----------
                                                                                                   2,157,450
--------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL - 1.2%
  ------------------------------------------------------------------------------------------------------------
  Clark-Schwebel, Inc., 10.50% Sr. Nts., 4/15/06                                     725,000         775,750
  ------------------------------------------------------------------------------------------------------------
  Polysindo International Finance Co. BV, 11.375% Gtd. Sec.
  Nts., 6/15/06                                                                      600,000         647,250
  ------------------------------------------------------------------------------------------------------------
  Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                         500,000         553,750
  ------------------------------------------------------------------------------------------------------------
  William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06                  (3)            350,000         364,000
                                                                                                 -----------
                                                                                                   2,340,750
--------------------------------------------------------------------------------------------------------------
ENERGY - 6.9%
  ------------------------------------------------------------------------------------------------------------
  BP America, Inc., 10.875% Nts., 8/1/01                                  CAD        350,000         307,221
  ------------------------------------------------------------------------------------------------------------
  Chesapeake Energy Corp.:
  10.50% Sr. Nts., 6/1/02                                                            600,000         654,000
  9.125% Sr. Nts., 4/15/06                                                         1,000,000       1,042,500
  ------------------------------------------------------------------------------------------------------------
  DeepTech International, Inc., 12% Sr. Sec. Nts., 12/15/00                          200,000         215,000
  ------------------------------------------------------------------------------------------------------------
  Falcon Drilling Co., Inc., 8.875% Sr. Nts., Series B, 3/15/03                      300,000         307,875
  ------------------------------------------------------------------------------------------------------------
  J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                              1,400,000       1,473,500
  ------------------------------------------------------------------------------------------------------------
  Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06                  (3)            925,000         985,125
  ------------------------------------------------------------------------------------------------------------
  Maxus Energy Corp., 11.50% Debs., 11/15/15                                         800,000         848,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                 PRINCIPAL       MARKET VALUE
                                                                                 AMOUNT(1)         (NOTE 1)
--------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
--------------------------------------------------------------------------------------------------------------
  Mesa Operating Co.:
  0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06                      (8)        $    1,050,000     $   729,750
  10.625% Gtd. Sr. Sub. Nts., 7/1/06                                               1,450,000       1,576,875
  ------------------------------------------------------------------------------------------------------------
  Parker Drilling Corp., 9.75% Gtd. Sr. Nts., 11/15/06             (3)               150,000         158,625
  ------------------------------------------------------------------------------------------------------------
  Petroleum Heat & Power Co., Inc.:
  12.25% Sub. Debs., 2/1/05                                                          157,000         176,232
  9.375% Sub. Debs., 2/1/06                                                          850,000         828,750
  ------------------------------------------------------------------------------------------------------------
  TransTexas Gas Corp., 11.50% Sr. Sec. Gtd. Nts., 6/15/02                         3,300,000       3,584,625
  ------------------------------------------------------------------------------------------------------------
  Triton Energy Corp., 9.75% Sr. Sub. Disc. Nts., 12/15/00                           200,000         210,000
  ------------------------------------------------------------------------------------------------------------
  Vintage Petroleum, Inc., 9% Sr. Sub. Nts., 12/15/05                                100,000         103,000
                                                                                                 -----------
                                                                                                  13,201,078
--------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.2%
--------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 1.8%
  ------------------------------------------------------------------------------------------------------------
  Bank of America Malaysia, Zero Coupon Nts., 7.12%,
  4/30/97                                                         (5)(7) MYR       1,100,000         425,930
  ------------------------------------------------------------------------------------------------------------
  Chase Malaysia, Zero Coupon Nts., 7.203%, 4/25/97                (5)   MYR       1,000,000         387,455
  ------------------------------------------------------------------------------------------------------------
  Citibank Malaysia Banker's Acceptance, Zero Coupon
  Negotiable CD, 7.169%, 4/30/97                                   (5)   MYR         500,000         193,567
  ------------------------------------------------------------------------------------------------------------
  First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts.,
  10/1/03                                                          (3)               750,000         813,750
  ------------------------------------------------------------------------------------------------------------
  Ocwen Financial Corp., 11.875% Nts., 10/1/03                                       800,000         876,000
  ------------------------------------------------------------------------------------------------------------
  PT Inti Indorayon Utama, Zero Coupon Promissory Nts.,
  17.234%, 2/12/97                                                 (5)   IDR   1,800,000,000         748,885
                                                                                                 -----------
                                                                                                   3,445,587
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.0%
  ------------------------------------------------------------------------------------------------------------
  Aames Financial Corp., 9.125% Sr. Nts., 11/1/03                                    200,000         204,500
  ------------------------------------------------------------------------------------------------------------
  ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                         (4)               144,131         159,265
  ------------------------------------------------------------------------------------------------------------
  GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                    1,500,000       1,533,750
  ------------------------------------------------------------------------------------------------------------
  Snap Ltd., 11.50% Sec. Bonds, 1/29/09                                  DEM       2,070,000       1,359,978
  ------------------------------------------------------------------------------------------------------------
  Wilshire Financial Services Group, Inc., 13% Nts., 1/1/04                          600,000         606,000
                                                                                                 -----------
                                                                                                   3,863,493
--------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
  ------------------------------------------------------------------------------------------------------------
  Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                (3)               750,000         761,250
--------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 1.4%
--------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
  ------------------------------------------------------------------------------------------------------------
  Building Materials Corp. of America, 8.625% Sr. Nts.,
  12/15/06                                                         (3)               165,000         164,587
--------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 1.3%
  ------------------------------------------------------------------------------------------------------------
  First Place Tower, Inc.:
  9.22% First Mtg. Bonds, 12/15/05                                       CAD         300,400         244,863
  Units (each unit consists of one $10 principal amount of
  8.50% cv. sub. debs., 12/15/15 and 40 common shares)            (11)   CAD         180,660         270,202
  ------------------------------------------------------------------------------------------------------------
  Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec.
  Nts., Series B, 4/1/02                                                           1,200,000       1,296,000
  ------------------------------------------------------------------------------------------------------------
  Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A,
  12/1/11                                                          (3)               700,000         586,687
                                                                                                 -----------
                                                                                                   2,397,752

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.3%
--------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/COMPUTERS - 1.2%
  ------------------------------------------------------------------------------------------------------------
  Communications & Power Industries, Inc., 12% Sr. Sub.
  Nts., Series B, 8/1/05                                                        $  1,000,000     $ 1,117,500
  ------------------------------------------------------------------------------------------------------------
  Rohr, Inc., 11.625% Sr. Nts., 5/15/03                                              800,000         900,000
  ------------------------------------------------------------------------------------------------------------
  Unisys Corp., 11.75% Sr. Nts., 10/15/04                                            250,000         267,813
                                                                                                 -----------
                                                                                                   2,285,313
--------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
  ------------------------------------------------------------------------------------------------------------
  Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B,
  8/1/04                                                                             400,000         446,000
  ------------------------------------------------------------------------------------------------------------
  Foamex LP/Foamex Capital Corp., 9.50% Gtd. Sr. Sec. Nts.,
  6/1/00                                                                             240,000         247,200
  ------------------------------------------------------------------------------------------------------------
  Hayes Wheels International, Inc., 11% Sr. Sub. Nts.,
  7/15/06                                                                            400,000         436,000
  ------------------------------------------------------------------------------------------------------------
  Lear Corp., 9.50% Sub. Nts., 7/15/06                                               300,000         321,000
  ------------------------------------------------------------------------------------------------------------
  Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                     225,000         218,250
                                                                                                 -----------
                                                                                                   1,668,450
--------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 0.2%
  ------------------------------------------------------------------------------------------------------------
  Farley, Inc., Zero Coupon Sub. Debs., 14.143%, 12/30/12            (4)(5)          198,000          22,516
  ------------------------------------------------------------------------------------------------------------
  Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                            350,000         369,250
                                                                                                 -----------
                                                                                                     391,766
--------------------------------------------------------------------------------------------------------------
MEDIA - 11.5%
--------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.3%
  ------------------------------------------------------------------------------------------------------------
  American Radio Systems Corp., 9% Sr. Sub. Nts., 2/1/06                             700,000         693,000
  ------------------------------------------------------------------------------------------------------------
  Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                              200,000         203,000
  ------------------------------------------------------------------------------------------------------------
  Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03           (12)         1,000,000       1,104,535
  ------------------------------------------------------------------------------------------------------------
  Paxson Communications Corp., 11.625% Sr. Sub. Nts.,
  10/1/02                                                                            815,000         855,750
  ------------------------------------------------------------------------------------------------------------
  Summit Communications Group, Inc., 10.50% Sr. Sub.
  Debs., 4/15/05                                                      (4)            850,000         928,625
  ------------------------------------------------------------------------------------------------------------
  Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B,
  1/15/06                                                                            550,000         537,625
                                                                                                 -----------
                                                                                                   4,322,535
--------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 5.8%
  ------------------------------------------------------------------------------------------------------------
  American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts.,
  6/15/04                                                             (8)             50,106          20,794
  ------------------------------------------------------------------------------------------------------------
  Bell Cablemedia plc:
  0%/11.875% Sr. Disc. Nts., 9/15/05                                  (8)          1,100,000         893,750
  0%/11.95% Sr. Disc. Nts., 7/15/04                                   (8)          1,700,000       1,496,000
  ------------------------------------------------------------------------------------------------------------
  Cablevision Industries Corp., 9.25% Sr. Debs., Series B,
  4/1/08                                                                             600,000         637,107
  ------------------------------------------------------------------------------------------------------------
  Cablevision Systems Corp.:
  10.50% Sr. Sub. Debs., 5/15/16                                                     250,000         260,000
  10.75% Sr. Sub. Debs., 4/1/04                                                      500,000         521,250
  ------------------------------------------------------------------------------------------------------------
  Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
  11/15/07                                                            (8)            800,000         574,000
  ------------------------------------------------------------------------------------------------------------
  Diamond Cable Communications plc:
  0%/11.75% Sr. Disc. Nts., 12/15/05                                  (8)          1,425,000       1,020,656
  0%/13.25% Sr. Disc. Nts., 9/30/04                                   (8)            250,000         206,563

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)
  ------------------------------------------------------------------------------------------------------------
  EchoStar Communications Corp., 0%/12.875% Sr. Disc.
  Nts., 6/1/04                                                        (8)       $    400,000     $   333,000
  ------------------------------------------------------------------------------------------------------------
  Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
  Series B, 11/1/03                                                   (2)            885,000         907,125
  ------------------------------------------------------------------------------------------------------------
  International CableTel, Inc.:
  0%/10.875% Sr. Deferred Coupon Nts., 10/15/03                       (8)            100,000          85,250
  0%/12.75% Sr. Deferred Coupon Nts., 4/15/05                         (8)            350,000         263,375
  ------------------------------------------------------------------------------------------------------------
  Rogers Cablesystems Ltd.:
  10% Sr. Sec. Second Priority Debs., 12/1/07                                        200,000         212,000
  11% Sr. Sub. Gtd. Debs., 12/1/15                                                   250,000         269,375
  ------------------------------------------------------------------------------------------------------------
  TeleWest plc, 0%/11% Sr. Disc. Debs., 10/1/07                       (8)          4,050,000       2,835,000
  ------------------------------------------------------------------------------------------------------------
  TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                      300,000         324,608
  ------------------------------------------------------------------------------------------------------------
  Videotron Holdings plc, 0%/11% Sr. Disc. Nts., 8/15/05              (8)            250,000         204,375
                                                                                                 -----------
                                                                                                  11,064,228
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 2.5%
  ------------------------------------------------------------------------------------------------------------
  Ackerley Communications, Inc., 10.75% Sr. Sec. Nts.,
  Series A, 10/1/03                                                                  750,000         798,750
  ------------------------------------------------------------------------------------------------------------
  GSPI Corp., 10.15% First Mtg. Bonds, 6/24/10                        (3)            471,719         443,846
  ------------------------------------------------------------------------------------------------------------
  Heritage Media Corp., 8.75% Sr. Sub. Nts., 2/15/06                                 350,000         337,750
  ------------------------------------------------------------------------------------------------------------
  Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07                     (3)            475,000         486,281
  ------------------------------------------------------------------------------------------------------------
  Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                               400,000         416,000
  ------------------------------------------------------------------------------------------------------------
  Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr. Sub.
  Disc. Nts., 8/1/03                                                  (8)          1,850,000       1,725,125
  ------------------------------------------------------------------------------------------------------------
  Universal Outdoor, Inc.:
  9.75% Sr. Sub. Nts., 10/15/06                                                      250,000         258,750
  9.75% Sr. Sub. Nts., 10/15/06                                       (3)            250,000         258,125
                                                                                                 -----------
                                                                                                   4,724,627
--------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 0.9%
  ------------------------------------------------------------------------------------------------------------
  Imax Corp., 7% Sr. Nts., 3/1/01                                     (6)          1,600,000       1,640,000
--------------------------------------------------------------------------------------------------------------
OTHER - 1.3%
--------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.0%
  ------------------------------------------------------------------------------------------------------------
  Maxxam Group, Inc., 0%/12.25% Sr. Sec. Disc. Nts., 8/1/03           (8)            100,000          85,000
--------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL - 0.3%
  ------------------------------------------------------------------------------------------------------------
  Allied Waste North America, Inc., 10.25% Sr. Sub. Nts.,
  12/1/06                                                             (3)            525,000         553,219
--------------------------------------------------------------------------------------------------------------
SERVICES - 1.0%
  ------------------------------------------------------------------------------------------------------------
  Coinstar, Inc., Units (each unit consists of $1,000 principal amount of 0%/13% sr. sub. disc. nts., 10/1/06 and one
  warrant to purchase seven ordinary shares)                       (4)(8)(11)        750,000         526,500
  ------------------------------------------------------------------------------------------------------------
  Iron Mountain, Inc., 10.125% Sr. Sub. Nts., 10/1/06                                500,000         532,500
  ------------------------------------------------------------------------------------------------------------
  Protection One Alarm Monitoring, Inc.:
  0%/13.625% Sr. Disc. Nts., 6/30/05                                  (8)            550,000         525,250
  6.75% Cv. Gtd. Sr. Sub. Nts., 9/15/03                                              390,000         358,800
                                                                                                 -----------
                                                                                                   1,943,050
--------------------------------------------------------------------------------------------------------------
RETAIL - 1.9%
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.4%
  ------------------------------------------------------------------------------------------------------------
  Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03                           630,000         683,550

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.5%
  ------------------------------------------------------------------------------------------------------------
  Grand Union Co., 12% Sr. Nts., 9/1/04                                         $    800,000     $   852,000
  ------------------------------------------------------------------------------------------------------------
  Ralph's Grocery Co.:
  10.45% Sr. Nts., 6/15/04                                                           250,000         266,875
  10.45% Sr. Nts., 6/15/04                                                         1,100,000       1,174,250
  ------------------------------------------------------------------------------------------------------------
  Smith's Food & Drug Centers, Inc., 11.25% Sr. Unsec. Sub.
  Nts., 5/15/07                                                                      550,000         610,500
                                                                                                 -----------
                                                                                                   2,903,625
--------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%
--------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.4%
  ------------------------------------------------------------------------------------------------------------
  Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02                         750,000         836,250
--------------------------------------------------------------------------------------------------------------
RAILROADS - 0.9%
  ------------------------------------------------------------------------------------------------------------
  Transtar Holdings LP/Transtar Capital Corp., 0%/13.375%
  Sr. Disc. Nts., Series B, 12/15/03                                  (8)          2,200,000       1,771,000
--------------------------------------------------------------------------------------------------------------
UTILITIES - 17.0%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.4%
  ------------------------------------------------------------------------------------------------------------
  CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06                            (3)            425,000         440,938
  ------------------------------------------------------------------------------------------------------------
  California Energy, Inc., 0%/10.25% Sr. Disc. Nts., 1/15/04          (8)          1,400,000       1,487,500
  ------------------------------------------------------------------------------------------------------------
  El Paso Electric Co., 9.40% First Mtg. Bonds, Series E,
  5/1/11                                                                           1,000,000       1,075,000
  ------------------------------------------------------------------------------------------------------------
  First PV Funding Corp.:
  10.15% Lease Obligation Bonds, Series 1986B, 1/15/16                               210,000         223,913
  10.30% Lease Obligation Bonds, Series 1986A, 1/15/14                               740,000         789,025
  ------------------------------------------------------------------------------------------------------------
  Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08                                   620,689         648,621
                                                                                                 -----------
                                                                                                   4,664,997
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 14.6%
  ------------------------------------------------------------------------------------------------------------
  American Communications Services, Inc.:
  0%/12.75% Sr. Disc. Nts., 4/1/06                                    (8)            600,000         334,500
  0%/13% Sr. Disc. Nts., 11/1/05                                      (8)            500,000         297,500
  ------------------------------------------------------------------------------------------------------------
  Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
  Nts., 3/15/08                                                       (8)            200,000         115,250
  ------------------------------------------------------------------------------------------------------------
  Brooks Fiber Properties, Inc.:
  0%/10.875% Sr. Disc. Nts., 3/1/06                                   (8)            200,000         134,500
  0%/11.875% Sr. Disc. Nts., 11/1/06                                (3)(8)         2,050,000       1,317,125
  ------------------------------------------------------------------------------------------------------------
  Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04                    (4)(8)         1,025,000         855,875
  ------------------------------------------------------------------------------------------------------------
  CellNet Data Systems, Inc., 0%/13% Sr. Disc. Nts., 6/15/05        (4)(8)           600,000         417,000
  ------------------------------------------------------------------------------------------------------------
  Cellular Communications International, Inc., Zero Coupon
  Sr. Disc. Nts., 12.376%, 8/15/00                                 (5)(9)(13)      3,600,000       2,511,000
  ------------------------------------------------------------------------------------------------------------
  Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03               (8)          2,000,000       1,830,000
  ------------------------------------------------------------------------------------------------------------
  Central Temica Guemes, 12% Bonds, 11/26/01                          (4)            200,000         203,000
  ------------------------------------------------------------------------------------------------------------
  Colt Telecom Group plc, Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06 and one
  warrant to purchase 7.8 ordinary shares)                          (8)(11)        1,100,000         665,500
  ------------------------------------------------------------------------------------------------------------
  Comunicacion Celular SA, 0%/13.125% Sr. Deferred
  Coupon Bonds, 11/15/03                                              (8)            875,000         581,875
  ------------------------------------------------------------------------------------------------------------
  Geotek Communications, Inc., 0%/15% Sr. Sec. Disc. Nts.,
  7/15/05                                                             (8)          1,350,000         857,250
  ------------------------------------------------------------------------------------------------------------
  GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
  Disc. Nts., 12/15/05                                              (3)(8)           178,000         115,700

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
  ------------------------------------------------------------------------------------------------------------
  GST USA, Inc., 0%/13.875% Bonds, 12/15/05                           (8)       $  1,499,000     $   921,885
  ------------------------------------------------------------------------------------------------------------
  Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts.,
  Series B, 4/15/03                                                   (8)            100,000          57,250
  ------------------------------------------------------------------------------------------------------------
  IntelCom Group (USA), Inc.:
  0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06                               (8)            150,000          98,625
  0%/13.50% Sr. Disc. Nts., 9/15/05                                   (8)          1,550,000       1,108,250
  ------------------------------------------------------------------------------------------------------------
  Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                  1,225,000       1,047,375
  ------------------------------------------------------------------------------------------------------------
  MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
  1/15/04                                                             (8)          1,650,000       1,443,750
  ------------------------------------------------------------------------------------------------------------
  Occidente y Caribe Celular SA, Units (each unit consists of
  $1,000 principal amount of 0%/14% sr. disc. nts., 3/15/04
  and one warrant to purchase 5.709 ordinary shares)               (3)(8)(11)        300,000         181,500
  ------------------------------------------------------------------------------------------------------------
  Omnipoint Corp.:
  11.625% Sr. Nts., 8/15/06                                                          700,000         731,500
  11.625% Sr. Nts., 8/15/06                                           (3)            500,000         522,500
  ------------------------------------------------------------------------------------------------------------
  ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr.
  Nts., 8/15/04                                                       (3)          1,060,000       1,078,550
  ------------------------------------------------------------------------------------------------------------
  Petersburg Long Distance, Inc.:
  9% Cv. Sub. Nts., 6/1/06                                            (3)            170,000         179,350
  Units (each unit consists of $1,000 principal amount of
  0%/14% sr. disc. nts., 6/1/04 and one warrant to purchase 34
  ordinary shares)                                                 (3)(8)(11)      1,150,000         948,750
  ------------------------------------------------------------------------------------------------------------
  PriCellular Wireless Corp.:
  0%/12.25% Sr. Sub. Disc. Nts., 10/1/03                              (8)            500,000         430,000
  0%/14% Sr. Sub. Disc. Nts., 11/15/01                                (8)          1,750,000       1,710,625
  10.75% Sr. Nts., 11/1/04                                            (3)            800,000         834,000
  ------------------------------------------------------------------------------------------------------------
  Real Time Data, Inc., Units (each unit consists of $1,000
  principal amount of 0%/13.50% sub. disc. nts., 8/15/06 and
  one warrant to purchase six ordinary shares)                     (4)(8)(11)      1,900,000       1,045,000
  ------------------------------------------------------------------------------------------------------------
  Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
  0%/12.50% Sr. Disc. Nts., 8/15/06                                   (8)          1,350,000         914,625
  ------------------------------------------------------------------------------------------------------------
  Teleport Communications Group, Inc.:
  0%/11.125% Sr. Disc. Nts., 7/1/07                                   (8)          2,975,000       2,052,750
  9.875% Sr. Nts., 7/1/06                                                            300,000         322,500
  ------------------------------------------------------------------------------------------------------------
  USA Mobile Communications, Inc. II, 9.50% Sr. Nts.,
  2/1/04                                                                             150,000         143,250
  ------------------------------------------------------------------------------------------------------------
  Western Wireless Corp.:
  10.50% Sr. Sub. Nts., 2/1/07                                        (3)            350,000         367,063
  10.50% Sr. Sub. Nts., 6/1/06                                        (9)          1,400,000       1,471,750
                                                                                                 -----------
                                                                                                  27,846,923
                                                                                                 -----------
  Total Corporate Bonds and Notes (Cost $110,703,118)                                            116,688,823

                                                                                     SHARES
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.7%
--------------------------------------------------------------------------------------------------------------
  Berg Electronics Corp.                                            (3)(14)           11,246         330,351
  ------------------------------------------------------------------------------------------------------------
  Celcaribe SA                                                      (4)(14)          121,950         207,315
  ------------------------------------------------------------------------------------------------------------
  EchoStar Communications Corp., Cl. A                               (14)              4,000          88,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                 MARKET VALUE
                                                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
  ECM Fund, L.P.I.                                                    (4)                150     $   150,750
  ------------------------------------------------------------------------------------------------------------
  El Paso Electric Co.                                               (14)             12,384          80,496
  ------------------------------------------------------------------------------------------------------------
  Equitable Bag, Inc.                                               (4)(14)            3,723          18,615
  ------------------------------------------------------------------------------------------------------------
  Gillett Holdings, Inc.                                            (4)(14)           22,355         804,780
  ------------------------------------------------------------------------------------------------------------
  Grand Union Co.                                                    (14)             20,511         102,555
  ------------------------------------------------------------------------------------------------------------
  GST Telecommunications, Inc.                                       (14)              8,800          78,100
  ------------------------------------------------------------------------------------------------------------
  J. Ray McDermott SA                                                (14)             10,965         241,230
  ------------------------------------------------------------------------------------------------------------
  MFS Communications, Inc.                                           (14)                147           8,011
  ------------------------------------------------------------------------------------------------------------
  Omnipoint Corp.                                                   (4)(14)           46,875         857,227
  ------------------------------------------------------------------------------------------------------------
  Triangle Wire & Cable, Inc.                                       (4)(14)           21,111          21,111
  ------------------------------------------------------------------------------------------------------------
  Walter Industries, Inc.                                            (14)             18,455         260,677
                                                                                                 -----------
  Total Common Stocks (Cost $2,637,945)                                                            3,249,218

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 7.9%
--------------------------------------------------------------------------------------------------------------
  BankAmerica Corp., 8.375%, Series K                                                 13,000         328,250
  ------------------------------------------------------------------------------------------------------------
  BankUnited Capital Trust Preferred Securities                       (3)                600         600,750
  ------------------------------------------------------------------------------------------------------------
  Cablevision Systems Corp., 8.50% Cum. Cv., Series I                                 14,600         299,300
  ------------------------------------------------------------------------------------------------------------
  California Federal Bank, 10.625% Non-Cum., Series B                                  9,500       1,054,500
  ------------------------------------------------------------------------------------------------------------
  CRIIMI MAE, Inc., 10.875% Cum. Cv. Preferred Stock,
  Series B                                                                            37,000       1,073,000
  ------------------------------------------------------------------------------------------------------------
  Earthwatch, Inc., 12% Cv. Sr. Preferred Stock, Series C           (4)(15)           90,000         900,000
  ------------------------------------------------------------------------------------------------------------
  El Paso Electric Co., 11.40% Series A Preferred Stock              (15)              5,367         601,104
  ------------------------------------------------------------------------------------------------------------
  Fidelity Federal Bank, 12% Non-Cum. Exchangeable
  Perpetual Preferred Stock, Series A                                 (4)             20,000         565,000
  ------------------------------------------------------------------------------------------------------------
  First Nationwide Bank, 11.50% Non-Cum.                                               6,000         688,500
  ------------------------------------------------------------------------------------------------------------
  Fresenius Medical Care Trust, 9% Preferred Securities                            2,260,000       2,305,200
  ------------------------------------------------------------------------------------------------------------
  Glendale Federal Bank, F.S.B., 8.75% Non-Cum. Cv.,
  Series E                                                                            16,500         969,375
  ------------------------------------------------------------------------------------------------------------
  K-III Communications Corp., $11.625 Exchangeable,
  Series B                                                          (4)(15)            8,423         852,849
  ------------------------------------------------------------------------------------------------------------
  Kelley Oil & Gas Corp., $2.625 Cv.                                 (14)             13,000         310,375
  ------------------------------------------------------------------------------------------------------------
  Navistar International Corp., $6.00 Cv., Series G                                    2,500         141,250
  ------------------------------------------------------------------------------------------------------------
  Panamsat Corp., 12.75% Sr. Preferred Exchangeable                 (4)(15)            1,450       1,779,875
  ------------------------------------------------------------------------------------------------------------
  Pantry Pride, Inc., $14.875 Exchangeable, Series B                                   2,000         201,000
  ------------------------------------------------------------------------------------------------------------
  Prime Retail, Inc., $19.00 Cv., Series B                                             7,000         152,250
  ------------------------------------------------------------------------------------------------------------
  SDW Holdings Corp., 15% Cum. Sr. Exchangeable
  Preferred Stock                                                     (4)             37,500       1,312,500
  ------------------------------------------------------------------------------------------------------------
  Walden Residential Properties, Inc.:
  Preferred Stock                                                                      5,000         120,625
  9.16% Cv. Preferred Stock, Series B                                                 30,000         866,250
                                                                                                 -----------
  Total Preferred Stocks (Cost $13,725,104)                                                       15,121,953

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OTHER SECURITIES - 0.6%
--------------------------------------------------------------------------------------------------------------
  MFS Communications Co., Inc., 8% Cv. Depositary Shares
  each Representing 1/100 Share of Dividend Enhanced
  Convertible Stock (Cost $968,719)                                                   13,000       1,186,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                 MARKET VALUE
                                                                                    UNITS          (NOTE 1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.5%
--------------------------------------------------------------------------------------------------------------
  American Communications Services, Inc. Wts., Exp. 11/05                                475     $    42,750
  ------------------------------------------------------------------------------------------------------------
  American Telecasting, Inc. Wts., Exp. 6/99                                           6,000          10,500
  ------------------------------------------------------------------------------------------------------------
  Ames Department Stores, Inc.:
  Excess Cash Flow Payment Certificates, Series AG-7A                (4)              12,400             124
  Litigation Trust                                                   (4)              39,658             397
  ------------------------------------------------------------------------------------------------------------
  Australis Media Ltd. Wts., Exp. 5/00                               (4)                 125               1
  ------------------------------------------------------------------------------------------------------------
  Capital Gaming International, Inc. Wts., Exp. 2/99                 (4)              21,112             327
  ------------------------------------------------------------------------------------------------------------
  CellNet Data Systems, Inc. Wts., Exp. 6/05                         (3)               4,800          70,200
  ------------------------------------------------------------------------------------------------------------
  Cellular Communications International, Inc. Wts., Exp. 8/03        (4)               2,920          58,400
  ------------------------------------------------------------------------------------------------------------
  Comunicacion Celular SA Wts., Exp. 11/03                           (4)                 875          65,625
  ------------------------------------------------------------------------------------------------------------
  Eye Care Centers of America, Inc. Wts., Exp. 10/03                 (4)                 630           2,835
  ------------------------------------------------------------------------------------------------------------
  Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99                     (4)                 500          15,000
  ------------------------------------------------------------------------------------------------------------
  Gaylord Container Corp. Wts., Exp. 11/02                                            14,410          88,261
  ------------------------------------------------------------------------------------------------------------
  Geotek Communications, Inc. Wts., Exp. 7/05                                         52,500         131,250
  ------------------------------------------------------------------------------------------------------------
  Hyperion Telecommunications, Inc. Wts., Exp. 4/01                  (4)                 100           2,000
  ------------------------------------------------------------------------------------------------------------
  Icon Health & Fitness, Inc. Wts., Exp. 11/99                       (4)                 400          20,000
  ------------------------------------------------------------------------------------------------------------
  IHF Holdings, Inc. Wts., Exp. 11/99                                (4)                 250          37,500
  ------------------------------------------------------------------------------------------------------------
  In-Flight Phone Corp. Wts., Exp. 8/02                                                  950              --
  ------------------------------------------------------------------------------------------------------------
  IntelCom Group, Inc. Wts., Exp. 9/05                                                 5,940          53,460
  ------------------------------------------------------------------------------------------------------------
  Jewel Recovery LP, Participation Units of Limited Partners'
  Interest                                                                             2,360              --
  ------------------------------------------------------------------------------------------------------------
  Omnipoint Corp. Wts., Exp. 11/00                                   (4)               7,500         137,157
  ------------------------------------------------------------------------------------------------------------
  Protection One, Inc. Wts.:
  Exp. 11/03                                                         (4)              28,000         175,000
  Exp. 6/05                                                          (4)               1,600          13,200
  ------------------------------------------------------------------------------------------------------------
  SDW Holdings Corp., Cl. B Wts., Exp. 12/06                         (4)               3,750          48,750
  ------------------------------------------------------------------------------------------------------------
  Trizec Corp. Wts., Exp. 7/99                                                         3,970          16,944
  ------------------------------------------------------------------------------------------------------------
  United International Securities Ltd. Wts., Exp. 11/99              (4)               1,440          28,800
  ------------------------------------------------------------------------------------------------------------
  Venezuela Government Wts., Exp. 4/20                                                 1,250              --
                                                                                                 -----------
  Total Rights, Warrants and Certificates (Cost $399,755)                                          1,018,481

                                                                                  PRINCIPAL
                                                                                  AMOUNT(1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 3.4%
--------------------------------------------------------------------------------------------------------------
  Bayerische Landesbank Girozentrale, New York Branch,
  6.28% Deutsche Mark Currency Protected Yield Curve CD,
  7/25/97                                                                       $    300,000         298,950
  ------------------------------------------------------------------------------------------------------------
  Canadian Imperial Bank of Commerce, New York Branch:
  16.75% CD, 4/16/97 (indexed to the Federation GKO, Zero
  Coupon, 4/9/97)                                                    (4)             800,000         797,600
  17% CD, 2/26/97 (indexed to the Federation GKO, Zero
  Coupon, 2/19/97)                                                   (4)             250,000         249,625
  17% CD, 4/2/97 (indexed to the Russian Federation GKO,
  Zero Coupon, 3/26/97)                                                              400,000         399,000
  17.30% CD, 2/26/97 (indexed to the Federation GKO, Zero
  Coupon, 2/19/97)                                                   (4)             300,000         299,550

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
  ING (U.S.) Financial Holdings Corp., Zero Coupon:
  Korean Won/U.S. Dollar Linked Nts., 10.871%, 6/9/97                (5)        $    200,000     $   185,960
  Nts. Linked to the Greek Drachma/Swiss Franc Exchange
  Rate, 14.829%, 12/4/97                                             (5)             600,000         509,040
  Nts., Linked to Greek Drachma/Swiss Franc Exchange Rate,
  14.437%, 12/10/97                                                  (5)             285,000         243,048
  ------------------------------------------------------------------------------------------------------------
  Internationale Nederlanden (U.S.) Capital Holdings Corp.,
  Zero Coupon:
  Chilean Peso Linked Nts., 11.813%, 6/23/97                         (5)             420,000         384,468
  Czech Koruna Linked Nts., 11.911%, 6/26/97                         (5)             350,000         333,585
  ------------------------------------------------------------------------------------------------------------
  Lehman Brothers Holdings:
  U.S. Dollar Nts. Linked to Czech Koruna/Swiss Franc, 15%,
  12/21/98                                                                           100,000          99,920
  Zero Coupon, U.S. Dollar Nts. Linked to:
  Czech Koruna/Swiss Franc, 15.411%, 12/29/97                        (5)             500,000         500,900
  Greek Drachma/Swiss Franc, 15.453%, 12/26/97                       (5)             400,000         399,440
  Greek Drachma/Swiss Franc, 15.499%, 12/30/97                       (5)             200,000         200,000
  Greek Drachma/Swiss Franc, 15.639%, 12/23/97                       (5)             400,000         398,640
  ------------------------------------------------------------------------------------------------------------
  Salomon Brothers, Inc., Zero Coupon Brazilian Credit
  Linked Nts., 12.677%, 1/3/97 (indexed to the Brazilian
  National Treasury Nts., Zero Coupon, 1/2/97)                       (5)             800,000         799,680
  ------------------------------------------------------------------------------------------------------------
  Swiss Bank Corp., New York Branch, 6.05% CD, 6/20/97
  (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. &
  3 mos. Japanese Yen Swap rate & New Zealand Dollar)                                450,000         459,225
                                                                                                 -----------
  Total Structured Instruments (Cost $6,588,493)                                                   6,558,631

                                                               DATE      STRIKE       CONTRACTS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
--------------------------------------------------------------------------------------------------------------
  Australian Dollar Put Opt.                                   1/97     1.28AUD          770,000       1,040
  ------------------------------------------------------------------------------------------------------------
  Australian Dollar Put Opt.                                   2/97     1.282AUD         770,000       2,041
  ------------------------------------------------------------------------------------------------------------
  Deutsche Mark Put Opt.                                       2/97     1.545DEM       6,160,000      33,855
  ------------------------------------------------------------------------------------------------------------
  Italy (Republic of) Treasury Bonds, Buoni del Tesoro
  Poliennali, 9.50%, 2/1/06 Put Opt.                           7/97     99.96%ITL            480         336
  ------------------------------------------------------------------------------------------------------------
  Japanese Yen Put Opt.                                        3/97     115JPY       165,000,000      22,770
  ------------------------------------------------------------------------------------------------------------
  New Zealand Dollar Put Opt.                                  3/97     1.4286NZD        573,000       3,461
  ------------------------------------------------------------------------------------------------------------
  New Zealand Dollar Put Opt.                                  3/97     1.44NZD          205,700         749
  ------------------------------------------------------------------------------------------------------------
  New Zealand Dollar Put Opt.                                  3/97     1.453NZD          91,500         210
                                                                                                 -----------
  Total Put Options Purchased (Cost $104,672)                                                         64,462

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                  PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT(1)        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.8%
--------------------------------------------------------------------------------------------------------------
  Repurchase agreement with Goldman, Sachs & Co.,
  6.52%, dated 12/31/96, to be repurchased at $12,904,673
  on 1/2/97, collateralized by U.S. Treasury Nts.,
  5.50%-7.50%, 7/15/99-8/15/05, with a value of $13,195,771
  (Cost $12,900,000)                                                            $ 12,900,000     $ 12,900,000
  ------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE (COST $178,526,490)                                       98.8%     188,944,878
  ------------------------------------------------------------------------------------------------------------
  OTHER ASSETS NET OF LIABILITIES                                                        1.2        2,348,495
                                                                                ------------     ------------
  NET ASSETS                                                                           100.0%    $191,293,373
                                                                                ------------     ------------
                                                                                ------------     ------------

  1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

      ARP - Argentine Peso                             JPY - Japanese Yen
      AUD - Australian Dollar                          MXP - Mexican Peso
      CAD - Canadian Dollar                            MYR - Malaysian Ringgit
      DEM - German Deutsche Mark                       NOK - Norwegian Krone
      DKK - Danish Krone                               NZD - New Zealand Dollar
      GBP - British Pound Sterling                     PTE - Portuguese Escudo
      IDR - Indonesian Rupiah                          SEK - Swedish Krona
      ITL - Italian Lira                               ZAR - South African Rand

  2.  Represents the current interest rate for a variable rate security.

  3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,341,932 or 9.07% of the Fund's net assets, at December 31, 1996.

  4. Identifies issues considered to be illiquid - See applicable note of Notes to Financial Statements.

  5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

  6.  Represents the current interest rate for an increasing rate security.

  7.  When-issued security to be delivered and settled after December 31, 1996.

  8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

  9. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                            CONTRACTS/PRINCIPAL
                                                  SUBJECT           EXPIRATION      EXERCISE     PREMIUM      MARKET
VALUE
                                                  TO CALL              DATE          PRICE       RECEIVED
(NOTE 1)

----------------------------------------------------------------------------------------------------------------
-----------
  Call option on Australian Dollar                626,780              1/97        1.2285AUD     $ 4,043        $
  63
  Call option on British Pound Sterling           300,000              1/97        1.632GBP        6,756
23,970
  Call option on British Pound Sterling           600,000              3/97        1.69GBP        11,040
20,004
  Call option on British Pound Sterling           200,000              3/97        1.71GBP         3,906
6,220
  Call option on Morocco (Kingdom of)
  Loan Participation Agreement,
  Tranche A, 6.437%, 1/1/09                       990,000              1/97        79.88%         10,791
29,700
  Call option on New Zealand Dollar               205,700              3/97        1.4194NZD       1,327
1,483
  Call option on New Zealand Dollar               573,000              3/97        1.4124NZD       3,782
3,364
  Call option on New Zealand Dollar                91,500              3/97        1.4276NZD         640
  866
                                                                                                 -------
-------
                                                                                                 $42,285
$85,670
                                                                                                 -------
-------
                                                                                                 -------
-------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

  10.  Non-income producing--issuer is in default of interest payment.

  11. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

  12. Securities with an aggregate market value of $104,535 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See applicable note of Notes to Financial Statements.

  13. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See applicable note of Notes to Financial Statements.

  14.  Non-income producing security.

  15.  Interest or dividend is paid in kind.














  See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES - 0.2%
------------------------------------------------------------------------------------------------------------------
    General Motors Acceptance Corp., 7.75%, 4/15/97
    (Cost $733,498)                                                                $       700,000   $    733,498
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 26.2%
------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 18.9%
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 13.2%
    --------------------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp.:
    Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
    Participation Certificates:
    Series 1712, Cl. B, 6%, 3/15/09                                                      1,000,000        928,430
    Series 1714, Cl. M, 7%, 8/15/23                                                      2,000,000      1,898,740
    7%, 4/1/26                                                                           5,078,575      4,985,942
    Interest-Only Stripped Mtg.-Backed Security, Trust 177, Cl. B:
    14.13%, 7/1/26                                                      (2)              6,902,607      2,409,441
    14.341%, 7/15/26                                                    (2)              3,155,477      1,101,459
    --------------------------------------------------------------------------------------------------------------
    Federal National Mortgage Assn.:
    6.50%, 3/1/11                                                                          928,945        912,281
    7%, 11/1/25                                                                          1,839,735      1,800,733
    7%, 11/1/25                                                                          7,646,654      7,484,545
    7%, 4/1/04                                                                             404,189        408,094
    7.50%, 1/1/08                                                                          344,370        350,324
    7.50%, 1/1/26                                                                        4,860,349      4,864,772
    7.50%, 1/15/27                                                      (3)             23,200,000     23,185,616
    7.50%, 4/1/08                                                                          269,575        274,237
    8%, 5/1/17                                                                             784,672        811,021
    Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
    Investment Conduit Pass-Through Certificates:
    8.75%, 11/25/05                                                                      3,000,000      3,124,680
    10.40%, 4/25/19                                                                      1,565,940      1,689,258
                                                                                                     ------------
                                                                                                       56,229,573
------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED - 5.7%
    --------------------------------------------------------------------------------------------------------------
    Government National Mortgage Assn.:
    6%, 10/20/25                                                                         4,710,209      4,818,403
    7%, 1/15/09-10/20/24                                                                 9,630,297      9,582,739
    7.50%, 7/15/26                                                                       9,903,936      9,915,128
                                                                                                     ------------
                                                                                                       24,316,270
------------------------------------------------------------------------------------------------------------------
PRIVATE - 7.3%
------------------------------------------------------------------------------------------------------------------
COMMERCIAL - 6.0%
    --------------------------------------------------------------------------------------------------------------
    Commercial Mortgage Acceptance Corp., Collateralized Mtg.
    Obligation, Series 1996-C1, Cl. D, 7.605%, 12/25/20              (4)(5)              2,500,000      2,515,625
    --------------------------------------------------------------------------------------------------------------
    Criimi Mae Financial Corp., Collateralized Mtg. Obligations,
    Trust I, Cl. A-2, 7.56%, 8/30/05                                    (4)              2,000,000      1,996,250
    --------------------------------------------------------------------------------------------------------------
    FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-
    Through Certificates, Series 1994-C1:
    Cl. 2-D, 8.70%, 9/25/25                                             (5)              1,500,000      1,580,156
    Cl. 2-E, 8.70%, 9/25/25                                             (5)              1,500,000      1,573,594

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
COMMERCIAL (CONTINUED)
    --------------------------------------------------------------------------------------------------------------
    Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-
    Through Certificates, Series 1995-C2, Cl. C, 7.629%, 6/15/21        (4)        $       894,334   $    905,164
    --------------------------------------------------------------------------------------------------------------
    Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-
    Through Certificates, Series 1996-C1, Cl. D-1, 7.51%, 2/15/28    (4)(5)              1,000,000        983,125
    --------------------------------------------------------------------------------------------------------------
    NationsCommercial Corp., NB Commercial Mtg. Pass-Through
    Certificates, Series-DMC:
    Cl. B, 8.562%, 8/12/11                                              (5)              1,600,000      1,629,750
    Cl. C, 8.921%, 8/12/11                                              (5)              3,500,000      3,563,437
    --------------------------------------------------------------------------------------------------------------
    Potomac Gurnee Financial Corp., Commercial Mtg. Pass-
    Through Certificates:
    Cl. C, 7.217%, 12/21/26                                                                250,000        250,078
    Cl. D, 7.685%, 12/21/26                                                                500,000        500,156
    --------------------------------------------------------------------------------------------------------------
    Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
    Series 1992-CHF, Cl. C, 8.25%, 12/25/20                                              1,008,390      1,019,735
    Series 1994-C1, Cl. C, 8%, 6/25/26                                                   1,500,000      1,542,422
    Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                3,000,000      2,827,266
    --------------------------------------------------------------------------------------------------------------
    Structured Asset Securities Corp., Multiclass Pass-Through
    Certificates:
    Series 1996-C3, Cl. C, 7.375%, 6/25/30                           (4)(5)              3,000,000      2,992,500
    Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                              1,800,000      1,784,250
                                                                                                     -------------
                                                                                                       25,663,508
------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Green Tree Financial Corp., Series 1994-6, Cl. A3, 7.70%, 1/15/20                    1,000,000      1,015,620
------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY - 0.8%
    --------------------------------------------------------------------------------------------------------------
    Countrywide Funding Corp., Series 1993-12, Cl. B1, 6.625%, 2/25/24                   1,000,000        917,109
    --------------------------------------------------------------------------------------------------------------
    Merrill Lynch Trust, Collateralized Mtg. Obligations,
    Gtd. Multiclass Mtg. Participation Certificates,
    Series 43, Cl. E, 6.50%, 8/27/15                                                       500,000        485,465
    --------------------------------------------------------------------------------------------------------------
    Resolution Trust Corp., Commercial Mtg. Pass-Through
    Certificates, Series 1991-M5, Cl. A, 9%, 3/25/17                                     1,846,874      1,903,146
                                                                                                     -------------
                                                                                                        3,305,720
------------------------------------------------------------------------------------------------------------------
OTHER - 0.1%
    --------------------------------------------------------------------------------------------------------------
    GE Capital Mortgage Services, Inc., Series 1994-14, Cl. A1,
    6.50%, 4/25/24                                                                         141,512        141,070
    --------------------------------------------------------------------------------------------------------------
    Salomon Brothers Mortgage Securities VI:
    Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B:
    6.113%, 10/23/17                                                    (2)                 98,443         31,871
    6.113%, 10/23/17                                                    (2)                 34,999         11,331
    Principal-Only Stripped Mtg.-Backed Security,
    Series 1987-3, Cl. A, Zero Coupon:
    9.543%, 10/23/17                                                    (6)                143,993        100,480
    8.411%, 10/23/17                                                    (6)                 51,121         35,673
                                                                                                     ------------
                                                                                                          320,425

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
RESIDENTIAL - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Contimortgage Home Equity Loan Trust, Series 1995-2,
    Cl. A2, 7.95%, 4/15/10                                                         $       547,848   $    552,813
    --------------------------------------------------------------------------------------------------------------
    Ryland Mortgage Securities Corp. III, Sub. Bonds,
    Series 1992-A, Cl. 1A, 8.285%, 3/29/30                              (4)                378,157        378,040
                                                                                                     ------------
                                                                                                          930,853
                                                                                                     ------------
    Total Mortgage-Backed Obligations (Cost $110,759,887)                                             111,781,969
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 38.8%
------------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds:
    10.375%, 11/15/09-11/15/12                                                           1,000,000      1,262,188
    12.75%, 11/15/10                                                                     1,000,000      1,415,938
    6.75%, 8/15/26                                                                       5,000,000      5,035,940
    6.875%, 8/15/25                                                                      3,500,000      3,567,816
    7.125%, 2/15/23                                                                      4,500,000      4,696,879
    7.50%, 11/15/16                                                                      9,200,000      9,959,008
    8%, 11/15/21                                                                         5,000,000      5,732,815
    8.125%, 8/15/19                                                                      2,800,000      3,236,626
    8.875%, 8/15/17                                                                      1,500,000      1,852,032
    9.25%, 2/15/16                                                                       1,000,000      1,269,063
    STRIPS, Zero Coupon:
    7.144%, 5/15/15                                                     (7)              1,500,000        432,256
    7.142%, 8/15/14                                                     (7)              5,000,000      1,520,869
    --------------------------------------------------------------------------------------------------------------
    U.S. Treasury Nts.:
    5.125%, 11/30/98                                                                       500,000        493,125
    5.75%, 8/15/03                                                                         470,000        456,047
    5.875%, 4/30/98                                                                      2,500,000      2,498,440
    6%, 8/31/97-12/31/97                                                                26,000,000     26,032,524
    6.375%, 6/30/97                                                     (8)              1,000,000      1,003,751
    6.375%, 3/31/01-8/15/02                                                              2,000,000      2,013,752
    6.50%, 4/30/99-10/15/06                                                             31,500,000     31,715,643
    6.75%, 6/30/99                                                      (9)             22,150,000     22,544,557
    6.875%, 3/31/00                                                                        500,000        511,407
    7.25%, 5/15/04                                                                       1,000,000      1,052,813
    7.25%, 8/15/04                                                     (10)             12,750,000     13,427,355
    7.375%, 11/15/97                                                                     2,000,000      2,023,752
    7.50%, 11/15/01-2/15/05                                                             15,150,000     16,157,358
    7.875%, 11/15/04                                                                     2,000,000      2,183,126
    8.50%, 5/15/97-7/15/97                                                               1,000,000      1,012,500
    9.25%, 8/15/98                                                      (8)              2,000,000      2,101,252
                                                                                                     -------------
    Total U.S. Government Obligations (Cost $162,639,776)                                             165,208,832
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 15.4%
------------------------------------------------------------------------------------------------------------------
    Bonos de la Tesoreria de la Federacion, Zero Coupon:
    25.785%, 11/6/97                                                    (7)MXP           8,000,000        833,280
    24.602%, 12/4/97                                                    (7)MXP           9,915,000      1,015,679
    37.786%,  3/6/97                                                    (7)MXP           5,300,000        643,949

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 15.4%
------------------------------------------------------------------------------------------------------------------
    Bonos de la Tesoreria de la Federacion, Zero Coupon:
    28.589%, 7/31/97                                                    (7)MXP           5,200,000   $    574,528
    27.799%, 9/4/97                                                     (7)MXP           6,820,000        740,780
    --------------------------------------------------------------------------------------------------------------
    Canada (Government of) Debs., 10.50%, 7/1/00                           CAD           5,180,000      4,433,139
    --------------------------------------------------------------------------------------------------------------
    Corporacion Andina de Fomento Sr. Unsec. Debs.:
    6.625%, 10/14/98                                                   (11)              1,000,000      1,004,050
    7.25%, 4/30/98                                                     (11)              1,000,000      1,012,425
    --------------------------------------------------------------------------------------------------------------
    Denmark (Kingdom of) Bonds, 8%, 11/15/01                               DKK          26,800,000      5,042,968
    --------------------------------------------------------------------------------------------------------------
    Financiera Energetica Nacional SA:
    Eurobonds, 9.375%, 6/15/06                                         (11)              2,350,000      2,507,744
    Nts., 9.375%, 6/15/06                                                                  700,000        746,987
    --------------------------------------------------------------------------------------------------------------
    Germany (Republic of) Bonds, Series 90, 8.50%, 8/21/00                 DEM           4,500,000      3,318,552
    --------------------------------------------------------------------------------------------------------------
    Italy (Republic of):
    Sr. Unsec. Unsub. Global Bonds, 0.563%, 7/26/99                     (4)JPY         434,000,000      3,758,566
    Treasury Bonds, Buoni del Tesoro Poliennali,
    10.50%, 11/1/98                                                        ITL       3,425,000,000      2,412,175
    --------------------------------------------------------------------------------------------------------------
    Landesbank Rheinland-Pfalz-Girozentrale Bonds, 5.75%, 10/16/03         DEM           3,400,000      2,229,975
    --------------------------------------------------------------------------------------------------------------
    Netherlands (Government of) Bonds, 8.75%, 9/15/01                      NLG             900,000        608,503
    --------------------------------------------------------------------------------------------------------------
    New Zealand (Government of):
    Bonds, 8%, 4/15/04                                                     NZD           1,345,000        992,717
    Index Linked Bonds, 4.60%, 2/15/16                                  (4)NZD             333,000        230,518
    --------------------------------------------------------------------------------------------------------------
    Norwegian Government Bonds, 9.50%, 10/31/02                            NOK          17,135,000      3,205,142
    --------------------------------------------------------------------------------------------------------------
    Ontario, Canada (Province of) Bonds, 8%, 10/17/01                                      750,000        797,737
    --------------------------------------------------------------------------------------------------------------
    Poland (Republic of) Disc. Bonds, 6.50%, 10/27/24                   (4)              7,250,000      7,059,687
    --------------------------------------------------------------------------------------------------------------
    Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio Prazo,
     11.625%, 2/23/98                                                      PTE         259,000,000      1,769,583
    --------------------------------------------------------------------------------------------------------------
    South Africa (Republic of) Debs., 9.625%, 12/15/99                                   1,000,000      1,066,250
    --------------------------------------------------------------------------------------------------------------
    Sweden (Kingdom of) Bonds, Series 1030, 13%, 6/15/01                   SEK           5,200,000        981,896
    --------------------------------------------------------------------------------------------------------------
    Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98                        ZAR           2,390,000        486,614
    --------------------------------------------------------------------------------------------------------------
    Treasury Corp. of Victoria Gtd. Bonds, 12%, 9/22/01                    AUD           2,885,000      2,740,252
    --------------------------------------------------------------------------------------------------------------
    United Kingdom Treasury Nts., 12.50%, 11/21/05                         GBP           3,365,000      7,302,580
    --------------------------------------------------------------------------------------------------------------
    United Mexican States Bonds, 7.688%, 8/6/01                      (4)(11)             8,000,000      8,030,000
                                                                                                     -------------
    Total Foreign Government Obligations (Cost $64,734,768)                                            65,546,276
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS - 0.3%
------------------------------------------------------------------------------------------------------------------
    Colombia (Republic of) 1989-1990 Integrated Loan Facility
    Bonds, 6.563%, 7/1/01 (Cost $1,335,840)                          (4)(5)              1,428,800      1,364,504
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 0.4%
------------------------------------------------------------------------------------------------------------------
    Dade County, FL Educational Facilities Authority:
    Exchangeable Revenue Bonds, University of Miami,
    Prerefunded, MBIA Insured, 7.65%, 4/1/10                                               175,000        195,919
    Revenue Bonds, University of Miami, MBIA Insured, 7.65%, 4/1/10                        205,000        226,960

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    Dade County, FL Educational Facilities Authority:  (Continued)
    Taxable Exchange Revenue Bonds, University of Miami,
    MBIA Insured, 9.70%, 4/1/10                                                         $  120,000     $  132,854
    --------------------------------------------------------------------------------------------------------------
    Pinole, CA Redevelopment Agency Tax Allocation
    Taxable Bonds, Pinole Vista Redevelopment,
    Series B, 8.35%, 8/1/17                                                                670,000        702,703
    --------------------------------------------------------------------------------------------------------------
    Port of Portland, OR Special Obligation Taxable Revenue
    Bonds, PAMCO Project, 9.20%, 5/15/22                                                   500,000        567,900
                                                                                                       ----------
    Total Municipal Bonds and Notes (Cost $1,664,053)                                                   1,826,336
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 18.2%
------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 1.3%
------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
    --------------------------------------------------------------------------------------------------------------
    Lyondell Petrochemical Co., 8.25% Nts., 3/15/97                                        262,000        263,155
    --------------------------------------------------------------------------------------------------------------
    Quantum Chemical Corp., 10.375% First Mtg. Nts., 6/1/03                              2,100,000      2,282,357
                                                                                                       ----------
                                                                                                        2,545,512
------------------------------------------------------------------------------------------------------------------
PAPER - 0.7%
    --------------------------------------------------------------------------------------------------------------
    Boise Cascade Corp., 9.90% Nts., 3/15/00                                               750,000        816,983
    --------------------------------------------------------------------------------------------------------------
    Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                         500,000        560,402
    --------------------------------------------------------------------------------------------------------------
    Scotia Pacific Holding Co., 7.95% Timber Collateralized Nts., 7/20/15                1,484,210      1,488,992
                                                                                                       ----------
                                                                                                        2,866,377
------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 1.4%
------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.6%
    --------------------------------------------------------------------------------------------------------------
    Fletcher Challenge Capital Canada, Inc., 7.75% Nts.,
    6/20/06                                                                              1,800,000      1,868,207
    --------------------------------------------------------------------------------------------------------------
    Procter & Gamble Co., 9.36% Debs., 1/1/21                                              500,000        609,486
                                                                                                       ----------
                                                                                                        2,477,693
------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Bass America, Inc., 6.75% Gtd. Nts., 8/1/99                                            750,000        756,647
------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Roche Holdings, Inc., 2.75% Bonds, 4/14/00                                           1,250,000      1,137,500
------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 0.1%
    --------------------------------------------------------------------------------------------------------------
    Circus Circus Enterprises, Inc., 6.75% Nts., 7/15/03                                   375,000        370,134
------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Fruit of the Loom, Inc., 7% Debs., 3/15/11                                           1,097,000      1,021,576
------------------------------------------------------------------------------------------------------------------
ENERGY - 2.0%
------------------------------------------------------------------------------------------------------------------
    BP America, Inc., 10.875% Nts., 8/1/01                                CAD              650,000        570,554
    --------------------------------------------------------------------------------------------------------------
    Coastal Corp.:
    8.75% Sr. Nts., 5/15/99                                                                500,000        524,372
    9.75% Sr. Debs., 8/1/03                                                                200,000        229,281
    --------------------------------------------------------------------------------------------------------------
    Colorado International Gas Corp., 10% Sr. Debs., 6/15/05                               500,000        592,560
    --------------------------------------------------------------------------------------------------------------
    Eastern Energy Ltd., 6.75% Nts., 12/1/06                           (5)               2,000,000      1,950,000
    --------------------------------------------------------------------------------------------------------------
    Enron Corp., 9.875% Debs., 6/15/03                                                     375,000        434,551
    --------------------------------------------------------------------------------------------------------------
    HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                      500,000        587,111
    --------------------------------------------------------------------------------------------------------------
    McDermott, Inc., 9.375% Nts., 3/15/02                                                  400,000        421,403

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    Mitchell Energy & Development Corp., 9.25% Sr. Nts.,
    1/15/02                                                                           $  1,000,000   $  1,072,891
    --------------------------------------------------------------------------------------------------------------
    Southwest Gas Corp., 9.75% Debs., Series F, 6/15/02                                    500,000        557,007
    --------------------------------------------------------------------------------------------------------------
    Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21                                        500,000        590,300
    --------------------------------------------------------------------------------------------------------------
    TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                       750,000        940,815
                                                                                                     ------------
                                                                                                        8,470,845
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.7%
------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 3.8%
    --------------------------------------------------------------------------------------------------------------
    Banco Ganadero SA, 9.75% Sr. Unsec. Unsub. Nts.,
    8/26/99                                                             (11)               250,000        264,375
    --------------------------------------------------------------------------------------------------------------
    BankAmerica Corp., 7.75% Sub. Nts., 7/15/02                                            750,000        785,092
    --------------------------------------------------------------------------------------------------------------
    BankAmerica Institute, 8.07% Gtd. Bonds, Series A,
    12/31/26                                                            (5)              2,000,000      2,024,600
    --------------------------------------------------------------------------------------------------------------
    Chase Malaysia, Zero Coupon Nts.:
    7.203%, 4/23/97                                                     (7)MYR           2,125,000        823,667
    7.202%, 4/25/97                                                     (7)MYR             475,000        184,041
    --------------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New), 10.125% Sub. Nts.,
    11/1/00                                                                                750,000        839,884
    --------------------------------------------------------------------------------------------------------------
    Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD:
    7.19%, 4/28/97                                                      (7)MYR             600,000        232,371
    7.169%, 4/30/97                                                     (7)MYR             400,000        154,853
    7.121%, 5/26/97                                                  (3)(7)MYR           1,439,000        554,225
    --------------------------------------------------------------------------------------------------------------
    Citicorp Capital Trust I, 7.933% Gtd. Bonds, 2/15/27                                 2,000,000      2,026,200
    --------------------------------------------------------------------------------------------------------------
    Deutsche Bank Financial, Inc., 6.70% Gtd. Nts., 12/13/06                             2,000,000      1,982,500
    --------------------------------------------------------------------------------------------------------------
    First Chicago Corp.:
    11.25% Sub. Nts., 2/20/01                                                              750,000        871,756
    9% Sub. Nts., 6/15/99                                                                  150,000        159,024
    --------------------------------------------------------------------------------------------------------------
    First Fidelity Bancorporation, 8.50% Sub. Capital Nts., 4/1/98                         850,000        872,074
    --------------------------------------------------------------------------------------------------------------
    PT Hutama Karya, Zero Coupon Medium-Term Nts., 15.103%, 4/15/97     (7)IDR       2,500,000,000      1,013,588
    --------------------------------------------------------------------------------------------------------------
    Standard Charter Berhad Banker's Acceptance, Zero Coupon
    Negotiable CD, 7.313%, 4/4/97                                       (7)MYR           2,270,000        883,179
    --------------------------------------------------------------------------------------------------------------
    Suntrust Banks, Inc., 8.875% Debs., 2/1/98                                             500,000        514,460
    --------------------------------------------------------------------------------------------------------------
    Swiss Bank Corp., 7.25% Sub. Nts., 9/1/06                                            2,000,000      2,035,610
                                                                                                     ------------
                                                                                                       16,221,499
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.6%
    --------------------------------------------------------------------------------------------------------------
    Allied-Lyons Finance BV, 6.50% Debs., 8/26/97                                          500,000        501,325
    --------------------------------------------------------------------------------------------------------------
    American Car Line Co., 8.25% Equipment Trust
    Certificates, Series 1993-A, 4/15/08                                                   578,000        591,416
    --------------------------------------------------------------------------------------------------------------
    American General Finance Corp., 5.875% Sr. Nts., 7/1/00                                196,000        192,315
    --------------------------------------------------------------------------------------------------------------
    Associates Corp. of North America, 8.625% Sr. Nts., 6/15/97                            500,000        506,450
    --------------------------------------------------------------------------------------------------------------
    Countrywide Funding Corp., 6.57% Gtd. Medium-Term Nts., Series A, 8/4/97               196,000        196,970
    --------------------------------------------------------------------------------------------------------------
    Fleet Mtg. Group, Inc., 6.50% Nts., 9/15/99                                            500,000        501,476
    --------------------------------------------------------------------------------------------------------------
    Ford Motor Credit Co., 6.75% Nts., 8/15/08                                           1,000,000        967,526

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
    --------------------------------------------------------------------------------------------------------------
    Golden West Financial Corp.:
    10.25% Sub. Nts., 5/15/97                                                           $  131,000     $  133,058
    8.625% Sub. Nts., 8/30/98                                                              250,000        259,376
    --------------------------------------------------------------------------------------------------------------
    Household Finance Corp., 8.95% Debs., 9/15/99                                          500,000        531,395
    --------------------------------------------------------------------------------------------------------------
    Household International BV, 6% Gtd. Sr. Nts., 3/15/99                                  131,000        129,772
    --------------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., 6.875% Nts., 3/1/03                                         750,000        750,541
    --------------------------------------------------------------------------------------------------------------
    Morgan Stanley Group, Inc., 7% Debs., 10/1/13                                        1,000,000        965,282
    --------------------------------------------------------------------------------------------------------------
    Norsk Hydro AS, 8.75% Bonds, 10/23/01                                                1,000,000      1,087,500
    --------------------------------------------------------------------------------------------------------------
    Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                 1,000,000      1,033,717
    --------------------------------------------------------------------------------------------------------------
    PHH Corp., 6.50% Nts., 2/1/00                                                          500,000        501,017
    --------------------------------------------------------------------------------------------------------------
    Smith Barney Holdings, Inc. (New), 7.50% Nts., 5/1/02                                  750,000        772,693
    --------------------------------------------------------------------------------------------------------------
    U.S. Leasing International, Inc.:
    7% Nts., 11/1/97                                                                       750,000        756,631
    6.625% Sr. Nts., 5/15/03                                                               750,000        740,557
                                                                                                      -----------
                                                                                                       11,119,017
------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Aetna Services, Inc., 7.125% Nts., 8/15/06                                           1,000,000      1,005,660
    --------------------------------------------------------------------------------------------------------------
    SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                 196,000        205,105
                                                                                                        ----------
                                                                                                        1,210,765
------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.4%
------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/COMPUTERS - 0.2%
    --------------------------------------------------------------------------------------------------------------
    British Aerospace plc, 8% Debs., 5/27/97                                             1,000,000      1,008,125
------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Chrysler Corp., 10.95% Debs., 8/1/17                                                   800,000        861,408
------------------------------------------------------------------------------------------------------------------
MEDIA - 2.5%
-----------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 1.3%
    -------------------------------------------------------------------------------------------------------------
    Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08                      3,000,000      3,185,535
    -------------------------------------------------------------------------------------------------------------
    TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                        2,200,000      2,380,455
                                                                                                        ---------
                                                                                                        5,565,990
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 0.8%
    --------------------------------------------------------------------------------------------------------------
    GSPI Corp., 10.15% First Mtg. Bonds, 6/24/10                       (11)              1,132,126      1,065,229
    --------------------------------------------------------------------------------------------------------------
    News America Holdings, Inc., 10.125% Sr. Gtd. Debs., 10/15/12                          500,000        576,731
    --------------------------------------------------------------------------------------------------------------
    Time Warner Entertainment LP/Time Warner, Inc., 8.375% Sr. Debs., 3/15/23            1,850,000      1,885,505
                                                                                                        ---------
                                                                                                        3,527,465
-----------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 0.1%
    --------------------------------------------------------------------------------------------------------------
    Columbia Pictures Entertainment, Inc., 9.875% Sr. Sub. Nts., 2/1/98                    500,000        519,416
-----------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Reed Elsevier, Inc., 6.625% Nts., 10/15/23                         (11)                600,000        536,664
    --------------------------------------------------------------------------------------------------------------
    Reed Publishing (USA), Inc.:
    7.24% Gtd. Medium-Term Nts., 2/10/97                                                   500,000        500,720
    7.66% Medium-Term Nts., 2/19/99                                                        500,000        514,000
                                                                                                        ---------
                                                                                                        1,551,384


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       PRINCIPAL    MARKET VALUE
                                                                                       AMOUNT(1)       (NOTE 1)
------------------------------------------------------------------------------------------------------------------
OTHER - 0.8%
------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Tenneco, Inc. (New):
    10.20% Exchangeable Debs., 3/15/08                                                  $  400,000     $  481,083
    8.075% Nts., 10/1/02                                                                   650,000        691,313
                                                                                                       ----------
                                                                                                        1,172,396
-----------------------------------------------------------------------------------------------------------------
SERVICES - 0.5%
    --------------------------------------------------------------------------------------------------------------
    Archer Daniels Midland Co., 7.125% Debs., 3/1/13                                       750,000        747,339
    --------------------------------------------------------------------------------------------------------------
    Johnson Controls, Inc., 7.70% Debs., 3/1/15                                            500,000        526,784
    --------------------------------------------------------------------------------------------------------------
    Laidlaw, Inc., 7.70% Debs., 8/15/02                                                    500,000        519,856
    --------------------------------------------------------------------------------------------------------------
    Philip Morris Cos., 8.25% Debs., 10/15/03                                              500,000        531,468
                                                                                                       ----------
                                                                                                        2,325,447
-----------------------------------------------------------------------------------------------------------------
RETAIL - 0.1%
-----------------------------------------------------------------------------------------------------------------
    Hook-SupeRx, Inc., 10.125% Sr. Nts., 6/1/02                                            600,000        637,279
-----------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
-----------------------------------------------------------------------------------------------------------------
    Kansas City Southern Industries, Inc., 6.625% Nts., 3/1/05                             750,000        729,815
    --------------------------------------------------------------------------------------------------------------
    Union Pacific Corp., 9.65% Medium-Term Nts., 4/17/00                                   400,000        436,784
                                                                                                       ----------
                                                                                                        1,166,599
-----------------------------------------------------------------------------------------------------------------
UTILITIES - 2.7%
-----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%
    --------------------------------------------------------------------------------------------------------------
    Consolidated Natural Gas Co., 6.625% Debs., 12/1/13                                  1,000,000        952,257
    --------------------------------------------------------------------------------------------------------------
    Long Island Lighting Co., 7% Nts., 3/1/04                                              150,000        144,488
    --------------------------------------------------------------------------------------------------------------
    Midwest Power Systems, Inc., 7% General Mtg. Bonds, 2/15/05                            500,000        501,363
    --------------------------------------------------------------------------------------------------------------
    National Fuel Gas Co., 7.75% Debs., 2/1/04                                             500,000        520,030
    --------------------------------------------------------------------------------------------------------------
    Public Service Co. of Colorado, 8.75% First Mtg. Bonds, 3/1/22                         750,000        810,742
    --------------------------------------------------------------------------------------------------------------
    South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                              500,000        564,942
    --------------------------------------------------------------------------------------------------------------
    Texas Gas Transmission Corp., 8.625% Nts., 4/1/04                                      500,000        546,702
    --------------------------------------------------------------------------------------------------------------
    Washington Gas Light Co., 8.75% First Mtg. Bonds, 7/1/19                               500,000        527,895
                                                                                                       ----------
                                                                                                        4,568,419
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.6%
    --------------------------------------------------------------------------------------------------------------
    360 Communications Co.:
    7.125% Sr. Nts., 3/1/03                                                              1,450,000      1,435,278
    7.50% Sr. Nts., 3/1/06                                                               2,000,000      1,987,418
    --------------------------------------------------------------------------------------------------------------
    Alltel Corp., 6.50% Debs., 11/1/13                                                   1,000,000        918,925
    --------------------------------------------------------------------------------------------------------------
    GTE Corp.:
    8.85% Debs., 3/1/98                                                                    750,000        772,672
    9.375% Debs., 12/1/00                                                                  500,000        549,396
    --------------------------------------------------------------------------------------------------------------
    Northern Telecom Ltd., 6.875% Nts., 10/1/02                                            500,000        506,280
    --------------------------------------------------------------------------------------------------------------
    United Telephone Co. (Pennsylvania), 7.375% First Mtg. Nts., Series Y, 12/1/02         500,000        511,806
                                                                                                       ----------
                                                                                                        6,681,775
                                                                                                       ----------
    Total Corporate Bonds and Notes (Cost $77,541,108)                                                 77,783,268

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                    MARKET VALUE
                                                                                         SHARES        (NOTE1)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.0%

    Allstate Financing I, 7.95% Gtd. Quarterly Income Preferred
    Securities, Series A                                                                   120,000    $ 3,000,000
    -------------------------------------------------------------------------------------------------------------
    BankAmerica Corp., 8.375%, Series K                                                     45,400      1,146,350
                                                                                                      -----------
    Total Preferred Stocks (Cost $4,177,404)                                                            4,146,350

                                                                                        Principal
                                                                                         Amount(1)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 2.8%
-----------------------------------------------------------------------------------------------------------------
    Bayerische Landesbank Girozentrale, New York Branch,
    6.28% Deutsche Mark Currency Protected Yield Curve CD, 7/25/97                       $ 150,000        149,475
    --------------------------------------------------------------------------------------------------------------
    Canadian Imperial Bank of Commerce, New York Branch,
    13.50% Greek Drachma/Swiss Franc Linked Nts., 2/5/97                                   250,000        253,025
    --------------------------------------------------------------------------------------------------------------
    Deutsche Bank AG, New York Branch, Czech Koruna Linked
    Nts., Zero Coupon Debs., 12.548%, 2/3/97                            (7)CZK          11,000,000        399,905
    --------------------------------------------------------------------------------------------------------------
    ING (U.S.) Financial Holdings Corp., Zero Coupon:
    Chilean Peso Linked Nts., with Chilean Sovereign Risk,
    9.05%, 3/12/97                                                      (7)                768,639        748,040
    Korean Won/U.S. Dollar Linked Nts., 10.87%, 6/9/97                  (7)                500,000        464,900
    Nts. Linked to the Greek Drachma/Swiss Franc Exchange Rate:
    14.829%, 12/4/97                                                    (7)              1,000,000        848,400
    14.437%, 12/10/97                                                   (7)              1,150,000        980,720
    --------------------------------------------------------------------------------------------------------------
    Internationale Nederlanden (U.S.) Capital Holdings Corp.,
    Zero Coupon Chilean Peso Linked Nts.:
    11.813%, 6/23/97                                                    (7)                900,000        823,860
    11.741%, 6/24/97                                                    (7)                900,000        823,590
    --------------------------------------------------------------------------------------------------------------
    Lehman Brothers Holdings:
    U.S. Dollar Nts. Linked to Czech Koruna/Swiss Franc, 15%,
    12/21/98                                                                               500,000        499,600
    Zero Coupon Greek Drachma/Swiss Franc Linked Nts., 16.93%, 1/13/97  (7)                800,000        815,600
    Zero Coupon U.S. Dollar Nts. Linked to:                             (7)              1,000,000      1,001,800
    Czech Koruna/Swiss Franc, 15.411%, 12/29/97
    Greek Drachma/Swiss Franc:
    15.639%, 12/23/97                                                   (7)                500,000        498,300
    15.453%, 12/26/97                                                   (7)                500,000        499,300
    15.323%, 12/30/97                                                   (7)              1,000,000      1,000,000
    -------------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., Units, 9.75%, 6/15/99
     (representing debt of Chemical Banking Corp.,
    sub. capital nts., and equity of Citicorp,
    7.75% preferred, series 22)                                     (5)(12)              1,000,000      1,188,000
    -------------------------------------------------------------------------------------------------------------
    Swiss Bank Corp., New York Branch, 6.05% CD, 6/20/97
    (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. &
    3 mos. Japanese Yen Swap rate & New Zealand Dollar)                                    800,000        816,400
                                                                                                       ----------
    Total Structured Instruments (Cost $11,812,162)                                                    11,810,915

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)


  MARKET VALUE
                                                                              DATE       STRIKE          CONTRACTS
  (NOTE 1)
----------------------------------------------------------------------------------------------------------------
----------------
----------------------------------------------------------------------------------------------------------------
----------------
PUT OPTIONS PURCHASED - 0.0%
----------------------------------------------------------------------------------------------------------------
---------------
    Australian Dollar Put Opt.                                                1/97       1.28AUD         1,675,000
   $  2,261

----------------------------------------------------------------------------------------------------------------
-----------
    Australian Dollar Put Opt.                                                2/97       1.282AUD        1,670,000
      4,425

----------------------------------------------------------------------------------------------------------------
-----------
    Deutsche Mark Put Opt.                                                    2/97       1.545DEM       17,350,000
     95,356

----------------------------------------------------------------------------------------------------------------
-----------
    Italy (Republic of) Treasury Bonds,
    Buoni del Tesoro Poliennali, 9.50%, 2/1/06 Put Opt.                       7/97       99.96%ITL           1,700
      1,190

----------------------------------------------------------------------------------------------------------------
-----------
    Japanese Yen Put Opt.                                                     3/97       115JPY        437,500,000
     60,375

----------------------------------------------------------------------------------------------------------------
-----------
    New Zealand Dollar Put Opt.                                               3/97       1.4286NZD       1,414,500
      8,544

----------------------------------------------------------------------------------------------------------------
-----------
    New Zealand Dollar Put Opt.                                               3/97       1.44NZD           226,300
        824

----------------------------------------------------------------------------------------------------------------
-----------
    New Zealand Dollar Put Opt.                                               3/97       1.453NZD          100,500
        231

     --------
    Total Put Options Purchased (Cost $294,450)
      173,206

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT(1)
----------------------------------------------------------------------------------------------------------------
---------------
----------------------------------------------------------------------------------------------------------------
---------------
REPURCHASE AGREEMENT - 3.3%
----------------------------------------------------------------------------------------------------------------
---------------
    Repurchase agreement with Goldman, Sachs & Co.,
    6.52%, dated 12/31/96, to be repurchased at $14,005,071
    on 1/2/97, collateralized by U.S. Treasury Nts.,
    5.50%-7.50%, 7/15/99-8/15/05, with a value of $14,320,992
     (Cost $14,000,000)                                                                         $  14,000,000
   14,000,000

----------------------------------------------------------------------------------------------------------------
-----------
    TOTAL INVESTMENTS, AT VALUE (COST $449,692,946)                                                     106.6%
  454,375,154

----------------------------------------------------------------------------------------------------------------
-----------
    LIABILITIES IN EXCESS OF OTHER ASSETS                                                                (6.6)
  (27,936,209)

-------------------------------
    NET ASSETS                                                                                          100.0%
$  426,438,945

-------------------------------

-------------------------------

    1.  Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
    AUD - Australian Dollar                                                     MXP - Mexican Peso
    CAD - Canadian Dollar                                                       MYR - Malaysian Ringgit
    CZK - Czech Koruna                                                          NLG - Netherlands Guilder
    DEM - German Deutsche Mark                                                  NOK - Norwegian Krone
    DKK - Danish Krone                                                          NZD - New Zealand Dollar
    GBP - British Pound Sterling                                                PTE - Portuguese Escudo
    IDR - Indonesian Rupiah                                                     SEK - Swedish Krona
    ITL - Italian Lira                                                          ZAR - South African Rand
    JPY - Japanese Yen
    2.  Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.  These securities typically decline in price as interest rates decline.  Most other fixed income securities increase in price when interest rates decline.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs).  Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
    3.  When-issued security to be delivered and settled after December 31, 1996.
    4.  Represents the current interest rate for a variable rate security.
    5.  Identifies issues considered to be illiquid - See applicable note of Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

    6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.
    Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
    7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
    8. Securities with an aggregate market value of $3,105,003 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See applicable note of Notes to Financial Statements.
    9. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                                   CONTRACTS
                                                    SUBJECT       EXPIRATION   EXERCISE        PREMIUM    MARKET
VALUE
                                                     TO CALL      DATE         PRICE           RECEIVED     (NOTE
1)

------------------------------------------------------------------------------------------------------------------
    Call option on Australian Dollar               1,363,450      1/97         1.2285AUD       $  8,794     $
136
    Call option on British Pound Sterling            495,000      1/97         1.632GBP          11,147
39,550
    Call option on British Pound Sterling          1,800,000      3/97         1.69GBP           33,120
60,012
    Call option on British Pound Sterling            800,000      3/97         1.71GBP           15,624
24,880
    Call option on New Zealand Dollar              1,414,500      3/97         1.4124NZD          9,336
8,303
    Call option on New Zealand Dollar                226,300      3/97         1.4194NZD          1,460
1,632
    Call option on New Zealand Dollar                100,500      3/97         1.4276NZD            703
952
                                                                                               ----------
---------
                                                                                               $  80,184    $
135,465
                                                                                               ----------
---------
                                                                                               ----------
---------

    10.  A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts.  See applicable note of Notes to Financial Statements.
    11.  Represents securities sold under Rule 144A, which are exempt from registration under the
    Securities Act of 1933, as amended.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  These securities amount to $14,420,487 or 3.38% of the Fund's net assets, at December 31, 1996.
    12.  Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future.  For units which represent debt securities, principal amount disclosed represents total underlying principal.


See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                             PRINCIPAL        MARKET VALUE
                                                                              AMOUNT            (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.7%
----------------------------------------------------------------------------------------------------------
    Danka Business Systems plc, 6.75% Cv. Sub. Nts., 4/1/02          (1)   $  800,000         $ 1,083,000
    ------------------------------------------------------------------------------------------------------
    Southern Pacific Funding Corp., 6.75% Cv. Sub. Nts., 10/15/06           1,000,000           1,068,750
    ------------------------------------------------------------------------------------------------------
    United Waste Systems, Inc., 4.50% Cv. Sub. Nts., 6/1/01          (2)    2,000,000           2,392,500
                                                                                              -----------
    Total Convertible Corporate Bonds and Notes (Cost $3,800,000)                               4,544,250

                                                                              SHARES
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCKS - 78.1%
----------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 14.1%
----------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.3%
    ------------------------------------------------------------------------------------------------------
    Alrenco, Inc.                                                    (3)       42,000             446,250
    ------------------------------------------------------------------------------------------------------
    NHP, Inc.                                                        (3)       75,000           1,162,500
                                                                                              -----------
                                                                                                1,608,750
----------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 4.8%
----------------------------------------------------------------------------------------------------------
    Applebee's International, Inc.                                            120,000           3,300,000
    ------------------------------------------------------------------------------------------------------
    CKE Restaurants, Inc.                                                     230,000           8,280,000
    ------------------------------------------------------------------------------------------------------
    HFS, Inc.                                                        (3)       80,000           4,780,000
    ------------------------------------------------------------------------------------------------------
    International Game Technology                                             220,000           4,015,000
    ------------------------------------------------------------------------------------------------------
    Landry's Seafood Restaurants, Inc.                               (3)      200,000           4,275,000
    ------------------------------------------------------------------------------------------------------
    Rainforest Cafe, Inc.                                            (3)       75,000           1,762,500
    ------------------------------------------------------------------------------------------------------
    Regal Cinemas, Inc.                                              (3)       99,900           3,071,925
                                                                                              -----------
                                                                                               29,484,425
----------------------------------------------------------------------------------------------------------
MEDIA - 1.6%
    ------------------------------------------------------------------------------------------------------
    Chancellor Broadcasting Co., Cl. A                               (3)       58,900           1,398,875
    ------------------------------------------------------------------------------------------------------
    Evergreen Media Corp., Cl. A                                     (3)       50,000           1,250,000
    ------------------------------------------------------------------------------------------------------
    Getty Communications plc, ADR                                    (3)      130,000           1,950,000
    ------------------------------------------------------------------------------------------------------
    Infinity Broadcasting Corp., Cl. A                               (3)       60,000           2,017,500
    ------------------------------------------------------------------------------------------------------
    Raster Graphics, Inc.                                            (3)      220,000           2,612,500
    ------------------------------------------------------------------------------------------------------
    SFX Broadcasting, Inc., Cl. A                                    (3)       23,200             690,200
                                                                                              -----------
                                                                                                9,919,075
----------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 3.1%
    ------------------------------------------------------------------------------------------------------
    Fila Holding SpA, Sponsored ADR                                             40,000          2,325,000
    ------------------------------------------------------------------------------------------------------
    Meyer (Fred), Inc.                                               (3)        97,000          3,443,500
    ------------------------------------------------------------------------------------------------------
    Nautica Enterprises, Inc.                                        (3)        105,000         2,651,250
    ------------------------------------------------------------------------------------------------------
    North Face, Inc. (The)                                           (3)        115,000         2,213,750
    ------------------------------------------------------------------------------------------------------
    Vans, Inc.                                                       (3)        350,000         4,375,000
    ------------------------------------------------------------------------------------------------------
    Wolverine World Wide, Inc.                                                  133,500         3,871,500
                                                                                              -----------
                                                                                               18,880,000
----------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 4.3%
    ------------------------------------------------------------------------------------------------------
    Abercrombie & Fitch Co., Cl. A                                   (3)         24,800           409,200
    ------------------------------------------------------------------------------------------------------
    Central Garden & Pet Co.                                         (3)        230,000         4,844,375
    ------------------------------------------------------------------------------------------------------
    Corporate Express, Inc.                                          (3)         62,500         1,839,844
    ------------------------------------------------------------------------------------------------------
    CUC International, Inc.                                          (3)        300,000         7,125,000
    ------------------------------------------------------------------------------------------------------
    Linens 'N Things, Inc.                                           (3)        200,500         3,934,812
    ------------------------------------------------------------------------------------------------------
    Petco Animal Supplies, Inc.                                      (3)        135,000         2,801,250
    ------------------------------------------------------------------------------------------------------
    Staples, Inc.                                                    (3)         61,250         1,106,328

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            MARKET VALUE
                                                                            SHARES            (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY (CONTINUED)
    TJX Cos., Inc.                                                          90,000          $ 4,263,750
                                                                                            -----------
                                                                                             26,324,559
----------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 21.9%
----------------------------------------------------------------------------------------------------------
FOOD - 1.6%
    ------------------------------------------------------------------------------------------------------
    Richfood Holdings, Inc.                                                150,000            3,637,500
    ------------------------------------------------------------------------------------------------------
    Safeway, Inc.                                               (3)        150,000            6,412,500
                                                                                            -----------
                                                                                             10,050,000
----------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 7.3%
    ------------------------------------------------------------------------------------------------------
    Agouron Pharmaceuticals, Inc.                               (3)         30,000            2,032,500
    ------------------------------------------------------------------------------------------------------
    Alpha-Beta Technology, Inc.                                 (3)        126,900            1,340,381
    ------------------------------------------------------------------------------------------------------
    BioChem Pharma, Inc.                                        (3)        165,000            8,291,250
    ------------------------------------------------------------------------------------------------------
    Biogen, Inc.                                                (3)        200,000            7,750,000
    ------------------------------------------------------------------------------------------------------
    Dura Pharmaceuticals, Inc.                                  (3)        180,000            8,595,000
    ------------------------------------------------------------------------------------------------------
    Incyte Pharmaceuticals, Inc.                                (3)         80,000             4,120,000
    ------------------------------------------------------------------------------------------------------
    Millennium Pharmaceuticals, Inc.                            (3)        100,000            1,737,500
    ------------------------------------------------------------------------------------------------------
    Nuerocrine Biosciences, Inc.                                (3)        105,000            1,050,000
    ------------------------------------------------------------------------------------------------------
    Physician Support Systems, Inc.                             (3)        220,000            4,235,000
    ------------------------------------------------------------------------------------------------------
    SangStat Medical Corp.                                      (3)        220,000            5,830,000
                                                                                            -----------
                                                                                             44,981,631
----------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 11.1%
    ------------------------------------------------------------------------------------------------------
    AmeriSource Health Corp., Cl. A                             (3)        165,500            7,985,375
    ------------------------------------------------------------------------------------------------------
    Apache Medical Systems, Inc.                                (3)         50,000              534,375
    ------------------------------------------------------------------------------------------------------
    Biosource International, Inc.                               (3)          7,500               51,562
    ------------------------------------------------------------------------------------------------------
    Capstone Pharmacy Services, Inc.                            (3)        190,000            2,161,250
    ------------------------------------------------------------------------------------------------------
    Cardinal Health, Inc.                                                   97,500            5,679,375
    ------------------------------------------------------------------------------------------------------
    Cardiovascular Dynamics, Inc.                               (3)        139,700            1,816,100
    ------------------------------------------------------------------------------------------------------
    ESC Medical Systems Ltd.                                    (3)        107,100            2,731,050
    ------------------------------------------------------------------------------------------------------
    FPA Medical Management, Inc.                                (3)        230,000            5,146,250
    ------------------------------------------------------------------------------------------------------
    HEALTHSOUTH Corp.                                           (3)        170,000            6,566,250
    ------------------------------------------------------------------------------------------------------
    Hologic, Inc.                                               (3)         50,000            1,237,500
    ------------------------------------------------------------------------------------------------------
    IMPATH, Inc.                                                (3)        135,000            2,531,250
    ------------------------------------------------------------------------------------------------------
    Integ, Inc.                                                 (3)        126,500            1,233,375
    ------------------------------------------------------------------------------------------------------
    MedPartners, Inc.                                           (3)        150,000            3,150,000
    ------------------------------------------------------------------------------------------------------
    OccuSystems, Inc.                                           (3)         45,000            1,215,000
    ------------------------------------------------------------------------------------------------------
    Omnicare, Inc.                                                         153,600            4,934,400
    ------------------------------------------------------------------------------------------------------
    Orthodontic Centers of America, Inc.                        (3)        120,000            1,920,000
    ------------------------------------------------------------------------------------------------------
    Pediatrix Medical Group, Inc.                               (3)        127,500            4,701,562
    ------------------------------------------------------------------------------------------------------
    PhyCor, Inc.                                                (3)         97,500            2,766,562
    ------------------------------------------------------------------------------------------------------
    Renal Treatment Centers, Inc.                               (3)        200,000            5,100,000
    ------------------------------------------------------------------------------------------------------
    Total Renal Care Holdings, Inc.                             (3)        197,600            7,163,000
                                                                                            -----------
                                                                                             68,624,236
----------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.3%
    ------------------------------------------------------------------------------------------------------
    Blyth Industries, Inc.                                      (3)        170,000            7,756,250
    ------------------------------------------------------------------------------------------------------
    Nu Skin Asia Pacific, Inc., Cl. A                           (3)          7,500              231,562
                                                                                            -----------
                                                                                              7,987,812
----------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
    ------------------------------------------------------------------------------------------------------
    Swisher International Group, Inc., Cl. A                    (3)        225,000            3,571,875

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            MARKET VALUE
                                                                            SHARES            (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
ENERGY - 2.8%
----------------------------------------------------------------------------------------------------------
    Calpine Corp.                                                    (3)   225,000         $  4,500,000
    ------------------------------------------------------------------------------------------------------
    Diamond Offshore Drilling, Inc.                                  (3)    76,900            4,383,300
    ------------------------------------------------------------------------------------------------------
    Energy Ventures, Inc.                                            (3)   100,200            5,097,675
    ------------------------------------------------------------------------------------------------------
    Nabors Industries, Inc.                                          (3)   150,000            2,887,500
    ------------------------------------------------------------------------------------------------------
    NUMAR Corp.                                                      (3)    51,000              698,063
                                                                                            --------------
                                                                                             17,566,538
----------------------------------------------------------------------------------------------------------
FINANCIAL - 5.3%
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.8%
    ------------------------------------------------------------------------------------------------------
    Associates First Capital Corp., Cl. A                                  161,000            7,104,125
    ------------------------------------------------------------------------------------------------------
    Concord EFS, Inc.                                                (3)   100,000            2,825,000
    ------------------------------------------------------------------------------------------------------
    Green Tree Financial Corp.                                              85,000            3,283,125
    ------------------------------------------------------------------------------------------------------
    Southern Pacific Funding Corp.                                   (3)   130,000            4,046,250
                                                                                            --------------
                                                                                             17,258,500
----------------------------------------------------------------------------------------------------------
INSURANCE - 2.5%
    ------------------------------------------------------------------------------------------------------
    Berkley (W.R.) Corp.                                                    30,000            1,522,500
    ------------------------------------------------------------------------------------------------------
    CapMAC Holdings, Inc.                                                  100,600            3,332,375
    ------------------------------------------------------------------------------------------------------
    Conseco, Inc.                                                          100,000            6,375,000
    ------------------------------------------------------------------------------------------------------
    Executive Risk, Inc.                                                   120,000            4,440,000
                                                                                            --------------
                                                                                             15,669,875
----------------------------------------------------------------------------------------------------------
INDUSTRIAL - 8.8%
----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
    ------------------------------------------------------------------------------------------------------
    Honeywell, Inc.                                                         40,000            2,630,000
----------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 6.3%
    ------------------------------------------------------------------------------------------------------
    Abacus Direct Corp.                                              (3)    80,000            1,500,000
    ------------------------------------------------------------------------------------------------------
    Affiliated Computer Services, Inc., Cl. A                        (3)   160,000            4,760,000
    ------------------------------------------------------------------------------------------------------
    CIBER, Inc.                                                      (3)    63,000            1,890,000
    ------------------------------------------------------------------------------------------------------
    Corrections Corp. of America                                     (3)   100,000            3,062,500
    ------------------------------------------------------------------------------------------------------
    CORT Business Services Corp.                                     (3)   106,800            2,202,750
    ------------------------------------------------------------------------------------------------------
    Danka Business Systems plc, Sponsored ADR                               70,000            2,476,250
    ------------------------------------------------------------------------------------------------------
    May & Speh, Inc.                                                 (3)    34,900              427,525
    ------------------------------------------------------------------------------------------------------
    Precision Response Corp.                                         (3)    85,000            2,985,625
    ------------------------------------------------------------------------------------------------------
    SITEL Corp.                                                      (3)   152,200            2,168,850
    ------------------------------------------------------------------------------------------------------
    Tetra Technologies, Inc.                                         (3)   125,000            3,156,250
    ------------------------------------------------------------------------------------------------------
    Transaction Systems Architects, Inc., Cl. A                      (3)    92,000            3,059,000
    ------------------------------------------------------------------------------------------------------
    United Waste Systems, Inc.                                       (3)    94,000            3,231,250
    ------------------------------------------------------------------------------------------------------
    USA Waste Services, Inc.                                         (3)   171,300            5,460,188
    ------------------------------------------------------------------------------------------------------
    Whittman-Hart, Inc.                                              (3)   110,000            2,818,750
                                                                                            --------------
                                                                                             39,198,938
----------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.1%
    ------------------------------------------------------------------------------------------------------
    PRI Automation, Inc.                                             (3)    70,000            3,185,000
    ------------------------------------------------------------------------------------------------------
    RockShox, Inc.                                                   (3)   200,000            2,900,000
    ------------------------------------------------------------------------------------------------------
    U.S. Filter Corp.                                                (3)   208,600            6,623,050
                                                                                            --------------
                                                                                             12,708,050
----------------------------------------------------------------------------------------------------------
TECHNOLOGY - 24.0%
----------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.5%
    ------------------------------------------------------------------------------------------------------
    Cascade Communications Corp.                                     (3)    60,000            3,307,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            MARKET VALUE
                                                                            SHARES            (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 10.7%
    ------------------------------------------------------------------------------------------------------
    Adobe Systems, Inc.                                                    50,000         $  1,868,750
    ------------------------------------------------------------------------------------------------------
    Aspen Technologies, Inc.                                   (3)         70,000            5,617,500
    ------------------------------------------------------------------------------------------------------
    Centennial Technologies, Inc.                              (3)         55,000            2,860,000
    ------------------------------------------------------------------------------------------------------
    Computer Associates International, Inc.                               135,000            6,716,250
    ------------------------------------------------------------------------------------------------------
    CyberMedia, Inc.                                           (3)        100,300            1,579,725
    ------------------------------------------------------------------------------------------------------
    Eidos plc, Sponsored ADR                                   (3)        100,000            1,200,000
    ------------------------------------------------------------------------------------------------------
    First Data Corp.                                                       67,576            2,466,524
    ------------------------------------------------------------------------------------------------------
    HBO & Co.                                                              70,000            4,156,250
    ------------------------------------------------------------------------------------------------------
    Indus Group, Inc. (The)                                    (3)         75,000            1,931,250
    ------------------------------------------------------------------------------------------------------
    Informix Corp.                                             (3)         50,000            1,018,750
    ------------------------------------------------------------------------------------------------------
    Legato Systems, Inc.                                       (3)         60,000            1,957,500
    ------------------------------------------------------------------------------------------------------
    Mecon, Inc.                                                (3)         55,000              364,375
    ------------------------------------------------------------------------------------------------------
    Oracle Corp.                                               (3)         67,500            2,818,125
    ------------------------------------------------------------------------------------------------------
    Pure Atria Corp.                                           (3)         51,400            1,272,150
    ------------------------------------------------------------------------------------------------------
    Rational Software Corp.                                    (3)         87,500            3,461,719
    ------------------------------------------------------------------------------------------------------
    Rogue Wave Software, Inc.                                  (3)        200,000            3,150,000
    ------------------------------------------------------------------------------------------------------
    SELECT Software Tools Ltd., ADR                            (3)        220,000            4,015,000
    ------------------------------------------------------------------------------------------------------
    Sunquest Information Systems, Inc.                         (3)         50,000              712,500
    ------------------------------------------------------------------------------------------------------
    Systemsoft Corp.                                           (3)        100,000            1,487,500
    ------------------------------------------------------------------------------------------------------
    Transition Systems, Inc.                                   (3)         40,000              565,000
    ------------------------------------------------------------------------------------------------------
    Vantive Corp.                                              (3)         70,000            2,187,500
    ------------------------------------------------------------------------------------------------------
    Verilink Corp.                                             (3)        175,000            5,818,750
    ------------------------------------------------------------------------------------------------------
    Versant Object Technology Corp.                            (3)        200,000            3,725,000
    ------------------------------------------------------------------------------------------------------
    Visigenic Software, Inc.                                   (3)        235,000            3,583,750
    ------------------------------------------------------------------------------------------------------
    White Pine Software, Inc.                                  (3)        183,000            1,326,750
                                                                                           ---------------
                                                                                            65,860,618
----------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.0%
    ------------------------------------------------------------------------------------------------------
    Altera Corp.                                               (3)         50,000            3,634,375
    ------------------------------------------------------------------------------------------------------
    ESS Technology, Inc.                                       (3)        175,000            4,921,875
    ------------------------------------------------------------------------------------------------------
    Nokia Corp., A Shares, Sponsored ADR                                   85,000            4,898,125
    ------------------------------------------------------------------------------------------------------
    Sawtek, Inc.                                               (3)         95,100            3,768,338
    ------------------------------------------------------------------------------------------------------
    SDL, Inc.                                                  (3)        165,000            4,331,250
    ------------------------------------------------------------------------------------------------------
    Waters Corp.                                               (3)        100,000            3,037,500
                                                                                           ---------------
                                                                                            24,591,463
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 8.8%
    ------------------------------------------------------------------------------------------------------
    Ascend Communications, Inc.                                (3)         40,000            2,485,000
    ------------------------------------------------------------------------------------------------------
    Cisco Systems, Inc.                                        (3)        115,000            7,316,875
    ------------------------------------------------------------------------------------------------------
    Comverse Technology, Inc.                                  (3)        170,000            6,428,125
    ------------------------------------------------------------------------------------------------------
    Davox Corp.                                                (3)         60,000            2,475,000
    ------------------------------------------------------------------------------------------------------
    LCI International, Inc.                                    (3)        120,600            2,592,900
    ------------------------------------------------------------------------------------------------------
    Newbridge Networks Corp.                                   (3)        130,000            3,672,500
    ------------------------------------------------------------------------------------------------------
    PageMart Wireless, Inc., Cl. A                             (3)        103,100              683,038
    ------------------------------------------------------------------------------------------------------
    Periphonics Corp.                                          (3)        205,800            6,019,650
    ------------------------------------------------------------------------------------------------------
    Sterling Commerce, Inc.                                    (3)         45,500            1,603,875
    ------------------------------------------------------------------------------------------------------
    Tel-Save Holdings, Inc.                                    (3)        100,000            2,900,000
    ------------------------------------------------------------------------------------------------------
    Teledata Communications Ltd.                               (3)        240,000            5,520,000
    ------------------------------------------------------------------------------------------------------
    Tellabs, Inc.                                              (3)        160,000            6,020,000

                                       32

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            MARKET VALUE
                                                                            SHARES            (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
    ------------------------------------------------------------------------------------------------------
    U.S. Robotics Corp.                                         (3)        95,000          $  6,840,000
                                                                                           ---------------
                                                                                             54,556,963
----------------------------------------------------------------------------------------------------------
UTILITIES - 1.2%
----------------------------------------------------------------------------------------------------------
    ACC Corp.                                                   (3)        58,200             1,760,550
    ------------------------------------------------------------------------------------------------------
    Advanced Fibre Communications, Inc.                         (3)        45,000             2,503,125
    ------------------------------------------------------------------------------------------------------
    West TeleServices Corp.                                     (3)       125,200             2,848,300
                                                                                           ---------------
                                                                                              7,111,975
                                                                                           ---------------
    Total Common Stocks (Cost $377,931,267)                                                 481,892,783

                                                                            UNITS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
----------------------------------------------------------------------------------------------------------
    PerSeptive Biosystems, Inc. Wts., Exp. 9/03 (Cost $0)                     961                    --

                                                                          PRINCIPAL
z                                                                          AMOUNT
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 22.3%
----------------------------------------------------------------------------------------------------------
    Repurchase agreement with PaineWebber, Inc., 6.50%,
    dated 12/31/96, to be repurchased at $15,905,742 on
    1/2/97, collateralized by U.S. Treasury Nts., 5.75%-8.75%,
    9/30/97-8/31/00, with a value of $16,394,610                    $  15,900,000            15,900,000
    ------------------------------------------------------------------------------------------------------
    Repurchase agreement with Goldman, Sachs & Co.,
    6.52%, dated 12/31/96, to be repurchased at
    $122,144,227 on 1/2/97, collateralized by U.S. Treasury
    Nts., 5.50%-7.50%, 7/15/99-8/15/05, with a value of
    $124,899,505                                                      122,100,000           122,100,000
                                                                                           ---------------
    Total Repurchase Agreements (Cost $138,000,000)                                         138,000,000
    ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT VALUE (COST $519,731,267)                         101.1%          624,437,033
    ------------------------------------------------------------------------------------------------------
    LIABILITIES IN EXCESS OF OTHER ASSETS                                    (1.1)           (7,044,761)
                                                                    --------------         -------------
    NET ASSETS                                                              100.0%         $617,392,272
                                                                    --------------         -------------
                                                                    --------------         -------------

    1. Identifies issues considered to be illiquid - See applicable note 6 of Notes to Financial Statements.
    2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,392,500 or 0.39% of the Fund's net assets, at December 31, 1996.
    3. Non-income producing security.


    See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                         PRINCIPAL      MARKET VALUE
                                                                          AMOUNT          (NOTE 1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SHORT-TERM NOTES - 2.4%
-----------------------------------------------------------------------------------------------------
   CIESCO L.P., 5.52%, 1/2/97                                           $ 3,850,000     $  3,849,409
   --------------------------------------------------------------------------------------------------
   Ford Motor Credit Co., 5.62%, 1/2/97                                   3,000,000        2,999,532
                                                                                        -------------
   Total Short-Term Notes (Cost $6,848,941)                                                6,848,941
                                                                           SHARES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
COMMON STOCKS - 70.9%
-----------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.0%
-----------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
-----------------------------------------------------------------------------------------------------
   FMC Corp.                                                    (1)           2,200          154,275
   --------------------------------------------------------------------------------------------------
   IMC Global, Inc.                                                          19,000          743,375
   --------------------------------------------------------------------------------------------------
   Morton International, Inc.                                                29,000        1,181,750
   --------------------------------------------------------------------------------------------------
   Potash Corp. of Saskatchewan, Inc.                                        10,000          850,000
   --------------------------------------------------------------------------------------------------
   Praxair, Inc.                                                             36,600        1,688,175
   --------------------------------------------------------------------------------------------------
   Terra Industries, Inc.                                                    46,000          678,500
   --------------------------------------------------------------------------------------------------
   Union Carbide Corp.                                                       22,000          899,250
                                                                                        -------------
                                                                                           6,195,325
-----------------------------------------------------------------------------------------------------
METALS - 0.6%
   --------------------------------------------------------------------------------------------------
   Oregon Steel Mills, Inc.                                                  58,000          971,500
   --------------------------------------------------------------------------------------------------
   USX-U.S. Steel Group, Inc.                                                25,000          784,375
                                                                                        -------------
                                                                                           1,755,875
-----------------------------------------------------------------------------------------------------
PAPER - 0.2%
   --------------------------------------------------------------------------------------------------
   Bowater, Inc.                                                             11,000          413,875
   --------------------------------------------------------------------------------------------------
   Sonoco Products Co.                                                        8,400          217,350
                                                                                        -------------
                                                                                             631,225
-----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 9.8%
-----------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.2%
   --------------------------------------------------------------------------------------------------
   Arvin Industries, Inc.                                                    24,900          616,275
   --------------------------------------------------------------------------------------------------
   Champion Enterprises, Inc.                                   (1)          64,000        1,248,000
   --------------------------------------------------------------------------------------------------
   Pulte Corp.                                                               22,000          676,500
   --------------------------------------------------------------------------------------------------
   Toll Brothers, Inc.                                          (1)          46,000          897,000
                                                                                        -------------
                                                                                           3,437,775
-----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.8%
   --------------------------------------------------------------------------------------------------
   AMR Corp.                                                    (1)           3,000          264,375
   --------------------------------------------------------------------------------------------------
   Applebee's International, Inc.                                            19,500          536,250
   --------------------------------------------------------------------------------------------------
   Callaway Golf Co.                                                         41,200        1,184,500
   --------------------------------------------------------------------------------------------------
   Carmike Cinemas, Inc., Cl. A                                 (1)           1,500           38,062
   --------------------------------------------------------------------------------------------------
   CKE Restaurants, Inc.                                                     17,800          640,800
   --------------------------------------------------------------------------------------------------
   Disney (Walt) Co.                                                         13,000          905,125
   --------------------------------------------------------------------------------------------------
   ITT Corp. (New)                                              (1)          12,000          520,500
   --------------------------------------------------------------------------------------------------
   McDonald's Corp.                                                           4,000          181,000
   --------------------------------------------------------------------------------------------------
   Outback Steakhouse, Inc.                                     (1)          10,000          267,500
   --------------------------------------------------------------------------------------------------
   Wendy's International, Inc.                                               35,800          733,900
                                                                                        -------------
                                                                                           5,272,012
-----------------------------------------------------------------------------------------------------
MEDIA - 0.3%
   --------------------------------------------------------------------------------------------------
   American Greetings Corp., Cl. A                                           30,000          851,250


                                               34

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                        MARKET VALUE
                                                                          SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 3.4%
   --------------------------------------------------------------------------------------------------
   Donna Karan International, Inc.                              (1)          51,100       $  721,787
   --------------------------------------------------------------------------------------------------
   Federated Department Stores, Inc.                            (1)          60,000        2,047,500
   --------------------------------------------------------------------------------------------------
   Fruit of the Loom, Inc., Cl. A                               (1)          30,000        1,136,250
   --------------------------------------------------------------------------------------------------
   Jones Apparel Group, Inc.                                    (1)          28,200        1,053,975
   --------------------------------------------------------------------------------------------------
   Liz Claiborne, Inc.                                                       11,000          424,875
   --------------------------------------------------------------------------------------------------
   Mac Frugal's Bargains-Close-Outs, Inc.                       (1)          43,500        1,136,437
   --------------------------------------------------------------------------------------------------
   Nautica Enterprises, Inc.                                    (1)          17,000          429,250
   --------------------------------------------------------------------------------------------------
   Neiman-Marcus Group, Inc.                                    (1)          34,000          867,000
   --------------------------------------------------------------------------------------------------
   Tommy Hilfiger Corp.                                         (1)          23,800        1,142,400
   --------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                                     37,000          846,375
                                                                                        -------------
                                                                                           9,805,849
-----------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.1%
   --------------------------------------------------------------------------------------------------
   American Pad & Paper Co.                                     (1)         42,500           961,562
   --------------------------------------------------------------------------------------------------
   AnnTaylor Stores Corp.                                       (1)          37,000          647,500
   --------------------------------------------------------------------------------------------------
   Bed Bath & Beyond, Inc.                                      (1)          18,000          436,500
   --------------------------------------------------------------------------------------------------
   Brown Group, Inc.                                                         45,000          826,875
   --------------------------------------------------------------------------------------------------
   Claire's Stores, Inc.                                                     27,000          351,000
   --------------------------------------------------------------------------------------------------
   Consolidated Stores Corp.                                    (1)          25,000          803,125
   --------------------------------------------------------------------------------------------------
   Gap, Inc. (The)                                                           33,000          994,125
   --------------------------------------------------------------------------------------------------
   Home Depot, Inc.                                                          22,000        1,102,750
   --------------------------------------------------------------------------------------------------
   Nine West Group, Inc.                                        (1)          41,000        1,901,375
   --------------------------------------------------------------------------------------------------
   Stride Rite Corp.                                                         40,000          400,000
   --------------------------------------------------------------------------------------------------
   Tiffany & Co.                                                             15,000          549,375
                                                                                         ------------
                                                                                           8,974,187
-----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 12.6%
-----------------------------------------------------------------------------------------------------
BEVERAGES - 0.5%
   --------------------------------------------------------------------------------------------------
   Boston Beer Co., Inc., Cl. A                                 (1)          13,000          133,250
   --------------------------------------------------------------------------------------------------
   Coca-Cola Co. (The)                                                       21,000        1,105,125
   --------------------------------------------------------------------------------------------------
   Cott Corp.                                                                35,000          253,750
                                                                                        -------------
                                                                                           1,492,125
-----------------------------------------------------------------------------------------------------
EDUCATION - 0.2%
   --------------------------------------------------------------------------------------------------
   National Education Corp.                                     (1)          32,000          488,000
-----------------------------------------------------------------------------------------------------
FOOD - 2.8%
   --------------------------------------------------------------------------------------------------
   American Stores Co.                                                       17,000          694,875
   --------------------------------------------------------------------------------------------------
   Hershey Foods Corp.                                                       22,000          962,500
   --------------------------------------------------------------------------------------------------
   JP Foodservice, Inc.                                         (1)          25,600          713,600
   --------------------------------------------------------------------------------------------------
   Kroger Co.                                                   (1)          23,000        1,069,500
   --------------------------------------------------------------------------------------------------
   Richfood Holdings, Inc.                                                   52,500        1,273,125
   --------------------------------------------------------------------------------------------------
   Safeway, Inc.                                                (1)          35,000        1,496,250
   --------------------------------------------------------------------------------------------------
   Sara Lee Corp.                                                            45,000        1,676,250
                                                                                        -------------
                                                                                           7,886,100
-----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.9%
   --------------------------------------------------------------------------------------------------
   Abbott Laboratories                                                        4,000          203,000
   --------------------------------------------------------------------------------------------------
   Amgen, Inc.                                                  (1)           8,000          435,000
   --------------------------------------------------------------------------------------------------
   Bristol-Myers Squibb Co.                                                   6,500          706,875
   --------------------------------------------------------------------------------------------------
   Incyte Pharmaceuticals, Inc.                                 (1)          12,600          648,900
   --------------------------------------------------------------------------------------------------
   Johnson & Johnson                                                         55,516        2,761,921
   --------------------------------------------------------------------------------------------------
   Lilly (Eli) & Co.                                                         32,090        2,342,570

                                       35


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                        MARKET VALUE
                                                                          SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS (Continued)
   --------------------------------------------------------------------------------------------------
   Merck & Co., Inc.                                                          6,000     $    475,500
   --------------------------------------------------------------------------------------------------
   Pfizer, Inc.                                                              24,500        2,030,437
   --------------------------------------------------------------------------------------------------
   Schering-Plough Corp.                                                     25,400        1,644,650
                                                                                        -------------
                                                                                          11,248,853
   --------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.6%
   --------------------------------------------------------------------------------------------------
   Baxter International, Inc.                                                10,000          410,000
   --------------------------------------------------------------------------------------------------
   Boston Scientific Corp.                                      (1)          17,000        1,020,000
   --------------------------------------------------------------------------------------------------
   Guidant Corp.                                                             27,916        1,591,212
   --------------------------------------------------------------------------------------------------
   HealthCare COMPARE Corp.                                     (1)          35,900        1,521,262
   --------------------------------------------------------------------------------------------------
   HEALTHSOUTH Corp.                                            (1)          40,000        1,545,000
   --------------------------------------------------------------------------------------------------
   Medtronic, Inc.                                                           21,000        1,428,000
   --------------------------------------------------------------------------------------------------
   Nellcor Puritan Bennett, Inc.                                (1)          31,600          691,250
   --------------------------------------------------------------------------------------------------
   Oxford Health Plans, Inc.                                    (1)          23,000        1,346,937
   --------------------------------------------------------------------------------------------------
   Sofamor Danek Group, Inc.                                    (1)          19,000          579,500
   --------------------------------------------------------------------------------------------------
   VISX, Inc.                                                   (1)          11,000          243,375
                                                                                        -------------
                                                                                          10,376,536
-----------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.4%
   --------------------------------------------------------------------------------------------------
   Procter & Gamble Co.                                                      10,000        1,075,000
-----------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
   --------------------------------------------------------------------------------------------------
   Philip Morris Cos., Inc.                                                  23,000        2,590,375
   --------------------------------------------------------------------------------------------------
   UST, Inc.                                                                 23,000          744,625
                                                                                        -------------
                                                                                           3,335,000
-----------------------------------------------------------------------------------------------------
ENERGY - 6.0%
-----------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.5%
   --------------------------------------------------------------------------------------------------
   BJ Services Co.                                              (1)          20,000        1,020,000
   --------------------------------------------------------------------------------------------------
   Global Marine, Inc.                                          (1)          60,000        1,237,500
   --------------------------------------------------------------------------------------------------
   Tidewater, Inc.                                                           10,000          452,500
   --------------------------------------------------------------------------------------------------
   Transocean Offshore, Inc.                                                 25,000        1,565,625
                                                                                        -------------
                                                                                           4,275,625
-----------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 4.5%
   --------------------------------------------------------------------------------------------------
   Amerada Hess Corp.                                                        15,500          897,062
   --------------------------------------------------------------------------------------------------
   Amoco Corp.                                                               15,600        1,255,800
   --------------------------------------------------------------------------------------------------
   Atlantic Richfield Co.                                                    13,600        1,802,000
   --------------------------------------------------------------------------------------------------
   Mobil Corp.                                                               16,100        1,968,225
   --------------------------------------------------------------------------------------------------
   Pennzoil Co.                                                              13,000          734,500
   --------------------------------------------------------------------------------------------------
   Phillips Petroleum Co.                                                    33,000        1,460,250
   --------------------------------------------------------------------------------------------------
   Royal Dutch Petroleum Co.                                                 13,000        2,219,750
   --------------------------------------------------------------------------------------------------
   Unocal Corp.                                                              40,000        1,625,000
   --------------------------------------------------------------------------------------------------
   USX-Marathon Group                                                        41,000          978,875
                                                                                        -------------
                                                                                          12,941,462
-----------------------------------------------------------------------------------------------------
FINANCIAL - 14.2%
-----------------------------------------------------------------------------------------------------
BANKS - 3.5%
   --------------------------------------------------------------------------------------------------
   Bank of Boston Corp.                                                      23,000        1,477,750
   --------------------------------------------------------------------------------------------------
   Bank of New York Co., Inc. (The)                                          28,800          972,000
   --------------------------------------------------------------------------------------------------
   BankAmerica Corp.                                                          7,500          748,125
   --------------------------------------------------------------------------------------------------
   Chase Manhattan Corp. (New)                                               22,640        2,020,620
   --------------------------------------------------------------------------------------------------
   Citicorp                                                                  20,600        2,121,800
   --------------------------------------------------------------------------------------------------
   Mellon Bank Corp.                                                         18,000        1,278,000

                                         36

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                        MARKET VALUE
                                                                          SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------
BANKS (Continued)
-----------------------------------------------------------------------------------------------------
   State Street Boston Corp.                                                 21,600     $  1,393,200
                                                                                        -------------
                                                                                          10,011,495
-----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 7.0%
   --------------------------------------------------------------------------------------------------
   Advanta Corp., Cl. A                                                      20,000          855,000
   --------------------------------------------------------------------------------------------------
   Associates First Capital Corp., Cl. A                                     22,000          970,750
   --------------------------------------------------------------------------------------------------
   Countrywide Credit Industries, Inc.                                       28,000          801,500
   --------------------------------------------------------------------------------------------------
   Everen Capital Corp.                                                      22,000          492,250
   --------------------------------------------------------------------------------------------------
   Fannie Mae                                                                32,000        1,192,000
   --------------------------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corp.                                          16,000        1,762,000
   --------------------------------------------------------------------------------------------------
   Finova Group, Inc.                                                        23,000        1,477,750
   --------------------------------------------------------------------------------------------------
   First USA, Inc.                                                           86,000        2,977,750
   --------------------------------------------------------------------------------------------------
   Franklin Resources, Inc.                                                  15,400        1,052,975
   --------------------------------------------------------------------------------------------------
   Green Tree Financial Corp.                                                54,000        2,085,750
   --------------------------------------------------------------------------------------------------
   Morgan Stanley Group, Inc.                                                 7,000          399,875
   --------------------------------------------------------------------------------------------------
   Price (T. Rowe) Associates                                                29,200        1,270,200
   --------------------------------------------------------------------------------------------------
   Salomon, Inc.                                                             24,000        1,131,000
   --------------------------------------------------------------------------------------------------
   Schwab (Charles) Corp. (New)                                              25,000          800,000
   --------------------------------------------------------------------------------------------------
   Travelers Group, Inc.                                                     60,666        2,752,720
                                                                                        -------------
                                                                                          20,021,520
-----------------------------------------------------------------------------------------------------
INSURANCE - 3.7%
   --------------------------------------------------------------------------------------------------
   AFLAC, Inc.                                                               19,400          829,350
   --------------------------------------------------------------------------------------------------
   Allstate Corp.                                                            40,500        2,343,937
   --------------------------------------------------------------------------------------------------
   American International Group, Inc.                                         3,000          324,750
   --------------------------------------------------------------------------------------------------
   Cigna Corp.                                                               10,600        1,448,225
   --------------------------------------------------------------------------------------------------
   Equitable Cos., Inc.                                                      54,000        1,329,750
   --------------------------------------------------------------------------------------------------
   ITT Hartford Group, Inc.                                                   5,000          337,500
   --------------------------------------------------------------------------------------------------
   Loews Corp.                                                               11,000        1,036,750
   --------------------------------------------------------------------------------------------------
   MGIC Investment Corp.                                                     12,100          919,600
   --------------------------------------------------------------------------------------------------
   SunAmerica, Inc.                                                          44,000        1,952,500
                                                                                        -------------
                                                                                          10,522,362
-----------------------------------------------------------------------------------------------------
INDUSTRIAL - 6.1%
-----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
   --------------------------------------------------------------------------------------------------
   Emerson Electric Co.                                                       23,000       2,225,250
   --------------------------------------------------------------------------------------------------
   General Electric Co.                                                       28,000       2,768,500
   --------------------------------------------------------------------------------------------------
   Honeywell, Inc.                                                            15,300       1,005,975
                                                                                        ------------
                                                                                           5,999,725
-----------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 1.0%
   --------------------------------------------------------------------------------------------------
   Centex Corp                                                               34,000        1,279,250
   --------------------------------------------------------------------------------------------------
   Fluor Corp.                                                                6,000          376,500
   --------------------------------------------------------------------------------------------------
   Rayonier, Inc.                                                            28,400        1,089,850
                                                                                        -------------
                                                                                           2,745,600
-----------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
   --------------------------------------------------------------------------------------------------
   Kent Electronics Corp.                                       (1)          16,400          422,300
   --------------------------------------------------------------------------------------------------
   Manpower, Inc.                                                            10,000          325,000
                                                                                        -------------
                                                                                             747,300
-----------------------------------------------------------------------------------------------------
MANUFACTURING - 1.6%
   --------------------------------------------------------------------------------------------------
   AGCO Corp.                                                                25,200          721,350
   --------------------------------------------------------------------------------------------------
   AlliedSignal, Inc.                                                        14,000          938,000

                                      37

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                        MARKET VALUE
                                                                          SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

MANUFACTURING (Continued)
   --------------------------------------------------------------------------------------------------
   Deere & Co.                                                               10,000     $    406,250
   --------------------------------------------------------------------------------------------------
   Sealed Air Corp.                                             (1)          33,000        1,373,625
   --------------------------------------------------------------------------------------------------
   U.S. Filter Corp.                                            (1)          40,300        1,279,525
                                                                                        -------------
                                                                                           4,718,750
TRANSPORTATION - 1.1%
   --------------------------------------------------------------------------------------------------
   Burlington Northern Santa Fe Corp.                                         7,000          604,625
   --------------------------------------------------------------------------------------------------
   Canadian Pacific Ltd. (New)                                               78,000        2,067,000
   --------------------------------------------------------------------------------------------------
   Illinois Central Corp.                                                    15,000          480,000
                                                                                        -------------
                                                                                           3,151,625
-----------------------------------------------------------------------------------------------------
TECHNOLOGY - 16.8%
   --------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.6%
   --------------------------------------------------------------------------------------------------
   Goodrich (B.F.) Co.                                                       24,000          972,000
   --------------------------------------------------------------------------------------------------
   Lockheed Martin Corp.                                                      8,707          796,691
                                                                                        -------------
                                                                                           1,768,691
-----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 4.1%
   --------------------------------------------------------------------------------------------------
   Adaptec, Inc.                                                (1)          26,000        1,040,000
   --------------------------------------------------------------------------------------------------
   Cabletron Systems, Inc.                                      (1)          44,000        1,463,000
   --------------------------------------------------------------------------------------------------
   Cascade Communications Corp.                                 (1)          43,500        2,397,938
   --------------------------------------------------------------------------------------------------
   EMC Corp.                                                    (1)          36,000        1,192,500
   --------------------------------------------------------------------------------------------------
   Gateway 2000, Inc.                                           (1)          30,800        1,649,725
   --------------------------------------------------------------------------------------------------
   International Business Machines Corp.                                      8,000        1,208,000
   --------------------------------------------------------------------------------------------------
   Quantum Corp.                                                (1)          22,000          629,750
   --------------------------------------------------------------------------------------------------
   Seagate Technology                                           (1)          30,000        1,185,000
   --------------------------------------------------------------------------------------------------
   Sun Microsystems, Inc.                                       (1)          35,000          899,063
                                                                                        -------------
                                                                                          11,664,976
-----------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.9%
   --------------------------------------------------------------------------------------------------
   Automatic Data Processing, Inc.                                            7,000          300,125
   --------------------------------------------------------------------------------------------------
   BMC Software, Inc.                                           (1)          42,000        1,737,750
   --------------------------------------------------------------------------------------------------
   Computer Associates International, Inc.                                    9,000          447,750
   --------------------------------------------------------------------------------------------------
   First Data Corp.                                                          29,000        1,058,500
   --------------------------------------------------------------------------------------------------
   HBO & Co.                                                                 30,000        1,781,250
   --------------------------------------------------------------------------------------------------
   Microsoft Corp.                                              (1)          50,000        4,131,250
   --------------------------------------------------------------------------------------------------
   Oracle Corp.                                                 (1)          40,400        1,686,700
   --------------------------------------------------------------------------------------------------
   PLATINUM Technology, Inc.                                    (1)          33,000          449,625
   --------------------------------------------------------------------------------------------------
   SAP AG, Preference                                           (1)           5,000          687,172
   --------------------------------------------------------------------------------------------------
   Shiva Corp.                                                  (1)          20,000          697,500
   --------------------------------------------------------------------------------------------------
   Sungard Data Systems, Inc.                                   (1)          23,000          908,500
                                                                                        -------------
                                                                                          13,886,122
-----------------------------------------------------------------------------------------------------
ELECTRONICS - 2.8%
   --------------------------------------------------------------------------------------------------
   Altera Corp.                                                 (1)           6,000          436,125
   --------------------------------------------------------------------------------------------------
   Analog Devices, Inc.                                         (1)          25,000          846,875
   --------------------------------------------------------------------------------------------------
   Applied Materials, Inc.                                      (1)          32,000        1,150,000
   --------------------------------------------------------------------------------------------------
   Intel Corp.                                                               20,000        2,618,750
   --------------------------------------------------------------------------------------------------
   LSI Logic Corp.                                              (1)           4,000          107,000
   --------------------------------------------------------------------------------------------------
   Novellus Systems, Inc.                                       (1)          16,200          877,838
   --------------------------------------------------------------------------------------------------
   SCI Systems, Inc.                                            (1)          25,200        1,124,550
   --------------------------------------------------------------------------------------------------
   Varian Associates, Inc.                                                   15,300          778,388
                                                                                        -------------
                                                                                           7,939,526

                                       38


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                        MARKET VALUE
                                                                          SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 4.4%
   --------------------------------------------------------------------------------------------------
   3Com Corp.                                                   (1)          13,000     $    953,875
   --------------------------------------------------------------------------------------------------
   Cisco Systems, Inc.                                          (1)          47,000        2,990,375
   --------------------------------------------------------------------------------------------------
   Hong Kong Telecommunications Ltd., Sponsored ADR                          21,572          350,545
   --------------------------------------------------------------------------------------------------
   Newbridge Networks Corp.                                     (1)          35,000          988,750
   --------------------------------------------------------------------------------------------------
   Sprint Corp.                                                              26,500        1,056,688
   --------------------------------------------------------------------------------------------------
   Telecom Corp. of New Zealand Ltd., Sponsored ADR                           7,000          567,000
   --------------------------------------------------------------------------------------------------
   Tellabs, Inc.                                                (1)          90,600        3,408,825
   --------------------------------------------------------------------------------------------------
   WorldCom, Inc.                                               (1)          85,000        2,215,313
                                                                                        ------------
                                                                                          12,531,371

-----------------------------------------------------------------------------------------------------
UTILITIES - 2.4%
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%
   --------------------------------------------------------------------------------------------------
   American Electric Power Co., Inc.                                         11,550          474,994
   --------------------------------------------------------------------------------------------------
   CMS Energy Corp.                                                          16,200          544,725
   --------------------------------------------------------------------------------------------------
   FPL Group, Inc.                                                           13,600          625,600
   --------------------------------------------------------------------------------------------------
   Peco Energy Co.                                                            8,300          209,575
   --------------------------------------------------------------------------------------------------
   Pinnacle West Capital Corp.                                               32,000        1,016,000
                                                                                        ------------
                                                                                           2,870,894
-----------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
   --------------------------------------------------------------------------------------------------
   Questar Corp.                                                             14,000          514,500
   --------------------------------------------------------------------------------------------------
   Sonat, Inc.                                                               18,000          927,000
                                                                                        -------------
                                                                                           1,441,500
-----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.9%
   --------------------------------------------------------------------------------------------------
   Bell Atlantic Corp.                                                        6,300          407,925
   --------------------------------------------------------------------------------------------------
   BellSouth Corp.                                                           14,600          589,475
   --------------------------------------------------------------------------------------------------
   Century Telephone Enterprises, Inc.                                       14,000          432,250
   --------------------------------------------------------------------------------------------------
   Cincinnati Bell, Inc.                                                     11,800          727,175
   --------------------------------------------------------------------------------------------------
   SBC Communications, Inc.                                                   6,400          331,200
                                                                                        -------------
                                                                                           2,488,025
                                                                                        -------------
   Total Common Stocks (Cost $145,462,807)                                               202,551,681
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
-----------------------------------------------------------------------------------------------------
   TCI Communications, Inc., $2.125 Cum. Cv., Series A
    (Cost $150,000)                                                           3,000          116,625

                                                                         PRINCIPAL
                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 25.5%
-----------------------------------------------------------------------------------------------------
   Repurchase agreement with J.P. Morgan Securities, Inc.,
   6.50%, dated 12/31/96, to be repurchased at $23,008,306
   on 1/2/97, collateralized by U.S. Treasury Bonds,
   7.875%-12%, 5/15/09-2/15/21, with a value of $18,981,947
   and U.S. Treasury Nts., 4.75%-6%, 8/31/98-9/30/98, with
   a value of $4,712,989                                                $23,000,000       23,000,000


                                   39


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                         PRINCIPAL      MARKET VALUE
                                                                          AMOUNT          (NOTE 1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Repurchase Agreements (Continued)
-----------------------------------------------------------------------------------------------------
   Repurchase agreement with Goldman, Sachs & Co.,
   6.52%, dated 12/31/96, to be repurchased at $50,018,111
   on 1/2/97, collateralized by U.S. Treasury Nts.,
   5.50%-7.50%, 7/15/99-8/15/05, with a value of $51,146,398           $ 50,000,000     $ 50,000,000
                                                                                        -------------
   Total Repurchase Agreements (Cost $73,000,000)                                         73,000,000
   --------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS, AT VALUE (COST $225,461,748)                             98.8%     282,517,247
   --------------------------------------------------------------------------------------------------
   OTHER ASSETS NET OF LIABILITIES                                              1.2        3,402,903
                                                                              -----     -------------
   NET ASSETS                                                                 100.0%    $285,920,150
                                                                              -----     -------------
                                                                              -----     -------------

   1.  Non-income producing security.











See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996
                                                                                   PRINCIPAL       MARKET VALUE
                                                                                   AMOUNT(1)       (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 2.4%
---------------------------------------------------------------------------------------------------------------
    Federal National Mortgage Assn.:
    7.50%, 1/15/27                                                       (2)       $    3,000,000  $  2,998,140
    8.50%, 1/15/27                                                       (2)            3,000,000     3,109,680
    -----------------------------------------------------------------------------------------------------------
    Government National Mortgage Assn.:
    8%, 4/15/23                                                                         3,215,702     3,300,726
    8%, 7/15/22                                                                         1,439,933     1,480,712
    -----------------------------------------------------------------------------------------------------------
    Resolution Trust Corp., Commercial Mtg. Pass-Through
    Certificates, Series 1994-C2, Cl. E, 8%, 4/25/25                                      708,271       706,280
                                                                                                   ------------
    Total Mortgage-Backed Obligations (Cost $11,581,318)                                             11,595,538
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 7.5%
---------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds:
    STRIPS, Zero Coupon, 7.101%, 11/15/18                                (3)           24,500,000     5,511,248
    STRIPS, Zero Coupon, 7.313%, 8/15/19                                 (3)           26,800,000     5,714,563
    -----------------------------------------------------------------------------------------------------------
    U.S. Treasury Nts.:
    6.375%, 8/15/02                                                                     5,000,000     5,034,380
    6.75%, 5/31/97                                                                     10,300,000    10,345,072
    9.25%, 8/15/98                                                                      9,000,000     9,455,633
                                                                                                   ------------
    Total U.S. Government Obligations (Cost $35,122,095)                                             36,060,896
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 16.2%
---------------------------------------------------------------------------------------------------------------
    Argentina (Republic of):
    Bonds, Bonos de Consolidacion de Deudas, Series I, 5.375%, 4/1/01    (4)(5)         2,478,092     2,340,150
    Par Bonds, 5.25%, 3/31/23                                            (6)           24,000,000    15,150,000
    Past Due Interest Bonds, Series L, 6.625%, 3/31/05                   (4)            8,820,000     7,678,912
    -----------------------------------------------------------------------------------------------------------
    Brazil (Federal Republic of) Par Bonds, 5%, 4/15/24                  (6)            8,000,000     5,020,000
    -----------------------------------------------------------------------------------------------------------
    Canada (Government of) Bonds:
    8.50%, 4/1/02                                                               CAD     1,500,000     1,237,184
    8.75%, 12/1/05                                                              CAD    12,200,000    10,376,451
    9.75%, 12/1/01                                                              CAD     3,000,000     2,584,352
    9.75%, 6/1/01                                                               CAD     2,000,000     1,707,551
    -----------------------------------------------------------------------------------------------------------
    Denmark (Kingdom of) Bonds, 8%, 3/15/06                                     DKK    32,100,000     5,985,855
    -----------------------------------------------------------------------------------------------------------
    Eskom Depositary Receipts, Series E168, 11%, 6/1/08                         ZAR    12,570,000     1,967,471
    -----------------------------------------------------------------------------------------------------------
    Ireland (Government of) Bonds, 9.25%, 7/11/03                               IEP     1,110,000     2,176,463
    -----------------------------------------------------------------------------------------------------------
    Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
    8.50%, 8/1/99                                                               ITL 2,700,000,000     1,860,455
    -----------------------------------------------------------------------------------------------------------
    New Zealand (Government of) Bonds, 8%, 2/15/01                              NZD    10,440,000     7,630,155
    -----------------------------------------------------------------------------------------------------------
    Poland (Republic of) Treasury Bills, Zero Coupon, 20.70%, 1/8/97     (3)    PLZ     3,150,000     1,097,181
    -----------------------------------------------------------------------------------------------------------
    Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%, 5/15/03           AUD     1,800,000     1,661,406
    -----------------------------------------------------------------------------------------------------------
    Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03                      AUD     3,000,000     2,497,435

                                       41

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                   PRINCIPAL       MARKET VALUE
                                                                                   AMOUNT(1)       (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
    United Kingdom Treasury:
    Bonds, 6.75%, 11/26/04                                                      GBP     2,680,000  $  4,410,077
    Nts., 13%, 7/14/00                                                          GBP     1,590,000     3,204,569
                                                                                                   ------------
    Total Foreign Government Obligations (Cost $71,329,300)                                          78,585,667
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 13.7%
---------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.6%
---------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
    -----------------------------------------------------------------------------------------------------------
    NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05            (7)              800,000       694,000
    -----------------------------------------------------------------------------------------------------------
    Quantum Chemical Corp., 10.375% First Mtg. Nts., 6/1/03                               500,000       543,418
                                                                                                   ------------
                                                                                                      1,237,418
---------------------------------------------------------------------------------------------------------------
GOLD - 0.3%
    -----------------------------------------------------------------------------------------------------------
    Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06                                   1,250,000     1,275,000
---------------------------------------------------------------------------------------------------------------
METALS - 0.5%
    -----------------------------------------------------------------------------------------------------------
    AK Steel Corp., 9.125% Sr. Nts., 12/15/06                            (8)            1,250,000     1,284,375
    -----------------------------------------------------------------------------------------------------------
    Armco, Inc., 8.50% Sinking Fund Debs., 9/1/01                                         178,000       179,335
    -----------------------------------------------------------------------------------------------------------
    Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                      1,000,000     1,072,500
                                                                                                   ------------
                                                                                                      2,536,210
---------------------------------------------------------------------------------------------------------------
PAPER - 0.5%
    -----------------------------------------------------------------------------------------------------------
    APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05                      500,000       535,625
    -----------------------------------------------------------------------------------------------------------
    Repap Wisconsin, Inc., 9.875% Second Priority Sr. Nts., 5/1/06                      1,000,000     1,012,500
    -----------------------------------------------------------------------------------------------------------
    SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                                  750,000       813,750
                                                                                                   ------------
                                                                                                      2,361,875
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 4.5%
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.7%
    -----------------------------------------------------------------------------------------------------------
    Chrysler Financial Corp., 13.25% Nts., 10/15/99                                       500,000       585,946
    -----------------------------------------------------------------------------------------------------------
    Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06                     600,000       656,250
    -----------------------------------------------------------------------------------------------------------
    Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                          500,000       545,000
    -----------------------------------------------------------------------------------------------------------
    Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                        525,000       509,250
    -----------------------------------------------------------------------------------------------------------
    Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec.
    Nts., Series B, 4/1/02                                                                950,000     1,026,000
                                                                                                   ------------
                                                                                                      3,322,446
---------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.4%
    -----------------------------------------------------------------------------------------------------------
    Foodmaker, Inc.:
    9.25% Sr. Nts., 3/1/99                                                                450,000       459,000
    9.75% Sr. Sub. Nts., 6/1/02                                                           350,000       357,875
    -----------------------------------------------------------------------------------------------------------
    Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03                            500,000       507,500
    -----------------------------------------------------------------------------------------------------------
    Imax Corp., 7% Sr. Nts., 3/1/01                                      (6)              600,000       615,000
                                                                                                   ------------
                                                                                                      1,939,375
---------------------------------------------------------------------------------------------------------------
MEDIA - 2.9%
    -----------------------------------------------------------------------------------------------------------
    American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04        (7)              749,948       311,228

                                       42

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                   PRINCIPAL       MARKET VALUE
                                                                                   AMOUNT(1)       (NOTE 1)
---------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs.,
    Series B, 3/1/05                                                     (7)         $  1,000,000    $  732,500
    -----------------------------------------------------------------------------------------------------------
    Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04               (7)              900,000       792,000
    -----------------------------------------------------------------------------------------------------------
    Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08                       500,000       530,922
    -----------------------------------------------------------------------------------------------------------
    Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06                              250,000       257,813
    -----------------------------------------------------------------------------------------------------------
    EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04     (7)              900,000       749,250
    -----------------------------------------------------------------------------------------------------------
    Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
    Series B, 11/1/03                                                    (4)              650,000       666,250
    -----------------------------------------------------------------------------------------------------------
    International CableTel, Inc., 0%/10.875% Sr. Deferred Coupon
    Nts., 10/15/03                                                       (7)              500,000       426,250
    -----------------------------------------------------------------------------------------------------------
    Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03                           1,000,000     1,104,535
    -----------------------------------------------------------------------------------------------------------
    Panamsat LP/Panamsat Capital Corp.:
    0%/11.375% Sr. Sub. Disc. Nts., 8/1/03                               (7)            1,000,000       932,500
    9.75% Sr. Sec. Nts., 8/1/00                                                           500,000       532,500
    -----------------------------------------------------------------------------------------------------------
    Rogers Cablesystems Ltd., 10% Sr. Sec. Second Priority Debs., 12/1/07               1,000,000     1,060,000
    -----------------------------------------------------------------------------------------------------------
    SCI Television, Inc., 11% Sr. Sec. Nts., 6/30/05                                      500,000       537,500
    -----------------------------------------------------------------------------------------------------------
    Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                            500,000       511,875
    -----------------------------------------------------------------------------------------------------------
    TeleWest plc:
    0%/11% Sr. Disc. Debs., 10/1/07                                      (7)            1,250,000       875,000
    9.625% Sr. Debs., 10/1/06                                                             500,000       515,000
    -----------------------------------------------------------------------------------------------------------
    Time Warner Entertainment LP/Time Warner, Inc.:
    10.15% Sr. Nts., 5/1/12                                                               500,000       602,999
    8.375% Sr. Debs., 3/15/23                                                             500,000       509,596
    -----------------------------------------------------------------------------------------------------------
    Time Warner, Inc., 9.125% Debs., 1/15/13                                              500,000       542,930
    -----------------------------------------------------------------------------------------------------------
    TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                       1,000,000     1,082,025
    -----------------------------------------------------------------------------------------------------------
    Universal Outdoor, Inc., 9.75% Sr. Sub. Nts., 10/15/06               (8)              500,000       516,250
                                                                                                   ------------
                                                                                                     13,788,923
---------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.1%

    -----------------------------------------------------------------------------------------------------------
    Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                            600,000       664,500
---------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.4%
    -----------------------------------------------------------------------------------------------------------
    Cole National Group, Inc., 11.25% Sr. Nts., 10/1/01                                 1,000,000     1,107,500
    -----------------------------------------------------------------------------------------------------------
    Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                   750,000       787,500
                                                                                                   ------------
                                                                                                      1,895,000
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 2.3%

---------------------------------------------------------------------------------------------------------------
FOOD - 0.6%

    -----------------------------------------------------------------------------------------------------------
    Grand Union Co., 12% Sr. Nts., 9/1/04                                               1,500,000     1,597,500
    -----------------------------------------------------------------------------------------------------------
    Ralph's Grocery Co., 10.45% Sr. Nts., 6/15/04                                         600,000       640,500
    -----------------------------------------------------------------------------------------------------------
    RJR Nabisco, Inc., 8.625% Medium-Term Nts., 12/1/02                                   500,000       504,814
                                                                                                   ------------
                                                                                                      2,742,814
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.8%

    -----------------------------------------------------------------------------------------------------------
    Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06          (8)            1,900,000     1,961,750
    -----------------------------------------------------------------------------------------------------------
    Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., 7/15/02                             1,000,000     1,130,000
    -----------------------------------------------------------------------------------------------------------
    Magellan Health Services, Inc., 11.25% Sr. Sub. Nts.,

    Series A, 4/15/04                                                                     500,000       557,500
                                                                                                   ------------
                                                                                                      3,649,250

                                       43

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                   PRINCIPAL       MARKET VALUE
                                                                                   AMOUNT(1)       (NOTE 1)
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.9%

    -----------------------------------------------------------------------------------------------------------
    Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,

    Series B, 11.404%, 5/27/98                                           (3)       $    1,500,000  $  1,258,125
    -----------------------------------------------------------------------------------------------------------
    Harman International Industries, Inc., 12% Sr. Sub. Nts., 8/1/02                    1,000,000     1,095,000
    -----------------------------------------------------------------------------------------------------------
    Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts., 4/15/05           1,000,000     1,050,000
    -----------------------------------------------------------------------------------------------------------
    Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., Series B,

    13.169%, 3/15/98                                                     (3)              500,000       436,250
    -----------------------------------------------------------------------------------------------------------
    Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05                                       500,000       552,500
                                                                                                   ------------
                                                                                                      4,391,875
---------------------------------------------------------------------------------------------------------------
ENERGY - 1.3%

    -----------------------------------------------------------------------------------------------------------
    J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                                   750,000       789,375
    -----------------------------------------------------------------------------------------------------------
    Mesa Operating Co., 10.625% Gtd. Sr. Sub. Nts., 7/1/06                              1,500,000     1,631,250
    -----------------------------------------------------------------------------------------------------------
    OPI International, Inc., 12.875% Sr. Gtd. Nts., 7/15/02              (9)            1,000,000     1,097,500
    -----------------------------------------------------------------------------------------------------------
    TransTexas Gas Corp., 11.50% Sr. Sec. Gtd. Nts., 6/15/02                            1,350,000     1,466,438
    -----------------------------------------------------------------------------------------------------------
    Triton Energy Corp., 0%/9.75% Sr. Sub. Disc. Nts., 12/15/00                         1,000,000     1,050,000
                                                                                                   ------------
                                                                                                      6,034,563
---------------------------------------------------------------------------------------------------------------
FINANCIAL - 0.3%

---------------------------------------------------------------------------------------------------------------
BANKS - 0.1%

    -----------------------------------------------------------------------------------------------------------
    First Chicago Corp.:

    11.25% Sub. Nts., 2/20/01                                                             250,000       290,585
    9% Sub. Nts., 6/15/99                                                                 250,000       265,040
                                                                                                   ------------
                                                                                                        555,625
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.2%

    -----------------------------------------------------------------------------------------------------------
    GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                       1,000,000     1,022,500
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.3%

---------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.6%

    -----------------------------------------------------------------------------------------------------------
    American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                    500,000       535,000
    -----------------------------------------------------------------------------------------------------------
    Owens-Illinois, Inc.:

    10% Sr. Sub. Nts., 8/1/02                                                             500,000       525,000
    11% Sr. Debs., 12/1/03                                                                500,000       558,750
    -----------------------------------------------------------------------------------------------------------
    Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                                           425,000       433,500
    -----------------------------------------------------------------------------------------------------------
    Triangle Pacific Corp., 10.50% Sr. Nts., 8/1/03                                       850,000       911,625
                                                                                                   ------------
                                                                                                      2,963,875
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.4%
    -----------------------------------------------------------------------------------------------------------
    Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06      (8)              285,000       300,319
    -----------------------------------------------------------------------------------------------------------
    EnviroSource, Inc., 9.75% Sr. Nts., 6/15/03                                           750,000       708,750
    -----------------------------------------------------------------------------------------------------------
    Iron Mountain, Inc., 10.125% Sr. Sub. Nts., 10/1/06                                 1,000,000     1,065,000
                                                                                                   ------------
                                                                                                      2,074,069
---------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.3%

    -----------------------------------------------------------------------------------------------------------
    Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                               500,000       527,500
    -----------------------------------------------------------------------------------------------------------
    Terex Corp., 13.25% Sr. Sec. Nts., 5/15/02                                          1,000,000     1,080,000
                                                                                                   ------------
                                                                                                      1,607,500
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 1.7%

---------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%

    -----------------------------------------------------------------------------------------------------------
    Unisys Corp., 15% Credit Sensitive Nts., 7/1/97                      (4)              650,000       685,750

                                       44

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                   PRINCIPAL       MARKET VALUE
                                                                                   AMOUNT(1)       (NOTE 1)
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.6%

    -----------------------------------------------------------------------------------------------------------
    360 Communications Co., 7.50% Sr. Nts., 3/1/06                                     $  500,000  $    496,854
    -----------------------------------------------------------------------------------------------------------
    Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc. Nts., 12/1/04        (7)              800,000       660,000
    -----------------------------------------------------------------------------------------------------------
    IntelCom Group (USA), Inc., 0%/13.50% Sr. Disc. Nts., 9/15/05        (7)              900,000       643,500
    -----------------------------------------------------------------------------------------------------------
    MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04      (7)            1,850,000     1,618,750
    -----------------------------------------------------------------------------------------------------------
    Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                                          1,000,000     1,045,000
    -----------------------------------------------------------------------------------------------------------
    PriCellular Wireless Corp., 0%/14% Sr. Sub. Disc. Nts., 11/15/01     (7)            1,000,000       977,500
    -----------------------------------------------------------------------------------------------------------
    Teleport Communications Group, Inc.:

    0%/11.125% Sr. Disc. Nts., 7/1/07                                    (7)            1,600,000     1,104,000
    9.875% Sr. Nts., 7/1/06                                                               400,000       430,000
    -----------------------------------------------------------------------------------------------------------
    USA Mobile Communications, Inc. II, 9.50% Sr. Nts., 2/1/04                          1,000,000       955,000
                                                                                                   ------------
                                                                                                      7,930,604
---------------------------------------------------------------------------------------------------------------
UTILITIES - 0.7%

---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.5%

    -----------------------------------------------------------------------------------------------------------
    Calfornia Energy, Inc., 0%/10.25% Sr. Disc. Nts., 1/15/04            (7)              750,000       796,875
    -----------------------------------------------------------------------------------------------------------
    Calpine Corp., 10.50% Sr. Nts., 5/15/06                                               800,000       851,000
    -----------------------------------------------------------------------------------------------------------
    First PV Funding Corp., 10.15% Lease Obligation Bonds, Series

    1986B, 1/15/16                                                                        770,000       821,013
                                                                                                   ------------
                                                                                                      2,468,888
---------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%

    -----------------------------------------------------------------------------------------------------------
    Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17              989,000       951,913
                                                                                                   ------------
    Total Non-Convertible Corporate Bonds and Notes (Cost $63,199,248)                               66,099,973
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.2%

    -----------------------------------------------------------------------------------------------------------
    Castorama Dubois Investissements SA, 3.15% Cv. Bonds, 1/1/03                FRF       165,000        38,530
    -----------------------------------------------------------------------------------------------------------
    MEDIQ, Inc., 7.50% Exchangeable Sub. Debs., 7/15/03                                 1,000,000       930,000
                                                                                                   ------------
    Total Convertible Corporate Bonds and Notes (Cost $971,148)                                         968,530
                                                                                   SHARES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 45.6%

---------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.9%

---------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%

    -----------------------------------------------------------------------------------------------------------
    Agrium, Inc.                                                                          141,000     1,938,750
    -----------------------------------------------------------------------------------------------------------
    Bayer AG, Sponsored ADR                                                                56,000     2,281,989
    -----------------------------------------------------------------------------------------------------------
    Dow Chemical Co.                                                     (11)               8,000       627,000
    -----------------------------------------------------------------------------------------------------------
    Georgia Gulf Corp.                                                                     29,000       779,375
    -----------------------------------------------------------------------------------------------------------
    Great Lakes Chemical Corp.                                                             16,500       771,375
    -----------------------------------------------------------------------------------------------------------
    Monsanto Co.                                                         (11)              18,000       699,750
    -----------------------------------------------------------------------------------------------------------
    Sybron Chemical Industries, Inc.                                     (10)              48,000       768,000
                                                                                                   ------------
                                                                                                      7,866,239
                                       45

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   MARKET VALUE
                                                                                          SHARES   (NOTE 1)
---------------------------------------------------------------------------------------------------------------
METALS - 0.8%

    -----------------------------------------------------------------------------------------------------------
    Alumax, Inc.                                                         (10)              32,918  $  1,098,638
    -----------------------------------------------------------------------------------------------------------
    Brush Wellman, Inc.                                                                    83,500     1,367,312
    -----------------------------------------------------------------------------------------------------------
    Custom Chrome, Inc.                                                  (10)              45,000       905,625
    -----------------------------------------------------------------------------------------------------------
    Inco Ltd.                                                                              15,200       484,500
                                                                                                   ------------
                                                                                                      3,856,075
---------------------------------------------------------------------------------------------------------------
PAPER - 0.5%

    -----------------------------------------------------------------------------------------------------------
    Aracruz Celulose SA, Sponsored ADR, Cl. B                                             139,000     1,146,750
    -----------------------------------------------------------------------------------------------------------
    MacMillan Bloedel Ltd.                                                                 91,830     1,202,601
    -----------------------------------------------------------------------------------------------------------
    MacMillan Bloedel Ltd.                                                                  4,200        54,600
                                                                                                   ------------
                                                                                                      2,403,951
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.0%

---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.3%

    -----------------------------------------------------------------------------------------------------------
    AutoZone, Inc.                                                       (10)              38,500     1,058,750
    -----------------------------------------------------------------------------------------------------------
    Black & Decker Corp.                                                                   20,000       602,500
    -----------------------------------------------------------------------------------------------------------
    Chromcraft Revington, Inc.                                           (10)               7,400       205,350
    -----------------------------------------------------------------------------------------------------------
    Duracell International, Inc.                                                           20,000     1,397,500
    -----------------------------------------------------------------------------------------------------------
    Eaton Corp.                                                          (11)              16,000     1,116,000
    -----------------------------------------------------------------------------------------------------------
    General Motors Corp.                                                 (11)              25,000     1,393,750
    -----------------------------------------------------------------------------------------------------------
    IRSA Inversiones y Representaciones SA                                                214,506       688,685
                                                                                                   ------------
                                                                                                      6,462,535
---------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 4.7%

    -----------------------------------------------------------------------------------------------------------
    Alaska Air Group, Inc.                                               (10)              45,000       945,000
    -----------------------------------------------------------------------------------------------------------
    AMR Corp.                                                            (10)(11)          25,500     2,247,187
    -----------------------------------------------------------------------------------------------------------
    Brinker International, Inc.                                          (10)              58,800       940,800
    -----------------------------------------------------------------------------------------------------------
    Carnival Corp., Cl. A                                                                  34,100     1,125,300
    -----------------------------------------------------------------------------------------------------------
    Cheesecake Factory (The)                                             (10)              30,000       543,750
    -----------------------------------------------------------------------------------------------------------
    Choice Hotels International, Inc.                                    (10)              24,985       440,361
    -----------------------------------------------------------------------------------------------------------
    Circus Circus Enterprises, Inc.                                      (10)              25,500       876,562
    -----------------------------------------------------------------------------------------------------------
    Cracker Barrel Old Country Store, Inc.                                                 70,000     1,776,250
    -----------------------------------------------------------------------------------------------------------
    Disney (Walt) Co.                                                    (11)              20,793     1,447,713
    -----------------------------------------------------------------------------------------------------------
    Eastman Kodak Co.                                                    (11)              20,000     1,605,000
    -----------------------------------------------------------------------------------------------------------
    Gaylord Entertainment Co., Cl. A                                                       50,000     1,143,750
    -----------------------------------------------------------------------------------------------------------
    International Game Technology                                                          88,000     1,606,000
    -----------------------------------------------------------------------------------------------------------
    King World Productions, Inc.                                         (10)(11)          31,000     1,143,125
    -----------------------------------------------------------------------------------------------------------
    Mattel, Inc.                                                         (11)              39,296     1,090,471
    -----------------------------------------------------------------------------------------------------------
    Nintendo Co. Ltd.                                                                      32,000     2,285,517
    -----------------------------------------------------------------------------------------------------------
    Outback Steakhouse, Inc.                                             (10)(11)          14,600       390,550
    -----------------------------------------------------------------------------------------------------------
    Primadonna Resorts, Inc.                                             (10)(11)          55,000       935,000
    -----------------------------------------------------------------------------------------------------------
    Shangri-La Asia Ltd.                                                                  725,000     1,073,207
    -----------------------------------------------------------------------------------------------------------
    Shimano, Inc.                                                                          70,000     1,188,076
                                                                                                   ------------
                                                                                                     22,803,619
---------------------------------------------------------------------------------------------------------------
MEDIA - 1.3%

    -----------------------------------------------------------------------------------------------------------
    Comcast Corp., Cl. A Special                                                           93,000     1,656,562
    -----------------------------------------------------------------------------------------------------------
    Dow Jones & Co., Inc.                                                                  36,000     1,219,500
    -----------------------------------------------------------------------------------------------------------
    South China Morning Post Holdings Ltd.                                              1,800,000     1,489,335
    -----------------------------------------------------------------------------------------------------------
    Time Warner, Inc.                                                                      16,500       618,750
    -----------------------------------------------------------------------------------------------------------
    U S West Media Group                                                 (10)              75,000     1,387,500
                                                                                                   ------------
                                                                                                      6,371,647
                                       46

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   MARKET VALUE
                                                                                   SHARES          (NOTE 1)
---------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.0%

    -----------------------------------------------------------------------------------------------------------
    Cone Mills Corp.                                                     (10)             196,300  $  1,545,862
    -----------------------------------------------------------------------------------------------------------
    Donna Karan International, Inc.                                      (10)              71,500     1,009,937
    -----------------------------------------------------------------------------------------------------------
    Price/Costco, Inc.                                                   (10)(11)          58,900     1,479,862
    -----------------------------------------------------------------------------------------------------------
    Starter Corp.                                                        (10)             100,000       575,000
                                                                                                   ------------
                                                                                                      4,610,661
---------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.7%

    -----------------------------------------------------------------------------------------------------------
    Books-A-Million, Inc.                                                (10)             120,000       825,000
    -----------------------------------------------------------------------------------------------------------
    Burlington Coat Factory Warehouse Corp.                              (10)              62,000       806,000
    -----------------------------------------------------------------------------------------------------------
    Castorama Dubois Investissements SA                                                     4,131       709,592
    -----------------------------------------------------------------------------------------------------------
    General Nutrition Cos., Inc.                                         (10)              68,000     1,147,500
    -----------------------------------------------------------------------------------------------------------
    Gymboree Corp.                                                       (10)(11)          61,900     1,415,962
    -----------------------------------------------------------------------------------------------------------
    Movie Gallery, Inc.                                                  (10)              50,000       650,000
    -----------------------------------------------------------------------------------------------------------
    Toys 'R' Us, Inc.                                                    (10)(11)          60,500     1,815,000
    -----------------------------------------------------------------------------------------------------------
    Tractor Supply Co.                                                   (10)              46,300       954,937
                                                                                                   ------------
                                                                                                      8,323,991
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 7.8%
---------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.3%

    -----------------------------------------------------------------------------------------------------------
    Guinness plc                                                                          100,000       783,698
    -----------------------------------------------------------------------------------------------------------
    PepsiCo, Inc.                                                                          27,000       789,750
                                                                                                   ------------
                                                                                                      1,573,448
---------------------------------------------------------------------------------------------------------------
FOOD - 0.9%

    -----------------------------------------------------------------------------------------------------------
    Chiquita Brands International, Inc.                                                    69,080       880,770
    -----------------------------------------------------------------------------------------------------------
    Grand Union Co.                                                      (10)               6,185        30,925
    -----------------------------------------------------------------------------------------------------------
    Groupe Danone                                                                           6,513       905,777
    -----------------------------------------------------------------------------------------------------------
    Nestle SA, Sponsored ADR                                                               12,000       642,128
    -----------------------------------------------------------------------------------------------------------
    Sara Lee Corp.                                                                         48,000     1,788,000
                                                                                                   ------------
                                                                                                      4,247,600
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.9%

    -----------------------------------------------------------------------------------------------------------
    Abbott Laboratories                                                                    22,000     1,116,500
    -----------------------------------------------------------------------------------------------------------
    Agouron Pharmaceuticals, Inc.                                        (10)(11)          11,400       772,350
    -----------------------------------------------------------------------------------------------------------
    American Home Products Corp.                                                           19,000     1,113,875
    -----------------------------------------------------------------------------------------------------------
    Astra AB Free, Series A                                                                14,500       715,653
    -----------------------------------------------------------------------------------------------------------
    Bristol-Myers Squibb Co.                                             (11)              18,800     2,044,500
    -----------------------------------------------------------------------------------------------------------
    Genzyme Corp.                                                        (10)              55,000     1,196,250
    -----------------------------------------------------------------------------------------------------------
    Johnson & Johnson                                                                      29,800     1,482,550
    -----------------------------------------------------------------------------------------------------------
    Mylan Laboratories, Inc.                                                               84,000     1,407,000
    -----------------------------------------------------------------------------------------------------------
    Novartis AG                                                          (10)               2,346     2,678,455
    -----------------------------------------------------------------------------------------------------------
    SmithKline Beecham plc, ADR                                                            24,400     1,659,200
                                                                                                   ------------
                                                                                                     14,186,333
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.5%

    -----------------------------------------------------------------------------------------------------------
    Alternative Living Services, Inc.                                    (10)              73,000     1,058,500
    -----------------------------------------------------------------------------------------------------------
    Biomet, Inc.                                                                           50,000       756,250
    -----------------------------------------------------------------------------------------------------------
    Datascope Corp.                                                      (10)              35,000       700,000
    -----------------------------------------------------------------------------------------------------------
    Heartport, Inc.                                                      (10)              26,000       594,750
    -----------------------------------------------------------------------------------------------------------
    HemaSure, Inc.                                                       (10)             128,000       800,000
    -----------------------------------------------------------------------------------------------------------
    Innovasive Devices, Inc.                                             (10)              85,000       658,750
    -----------------------------------------------------------------------------------------------------------
    Integrated Health Services, Inc.                                                       32,500       792,187
    -----------------------------------------------------------------------------------------------------------
    Manor Care, Inc.                                                     (11)              24,985       674,595

                                       47

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   MARKET VALUE
                                                                                   SHARES          (NOTE 1)
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    Medtronic, Inc.                                                      (11)              15,700  $  1,067,600
    -----------------------------------------------------------------------------------------------------------
    Nellcor Puritan Bennett, Inc.                                        (10)              68,400     1,496,250
    -----------------------------------------------------------------------------------------------------------
    PerSeptive Biosystems, Inc.                                          (10)                 440         3,053
    -----------------------------------------------------------------------------------------------------------
    Sofamor Danek Group, Inc.                                            (10)(11)          30,000       915,000
    -----------------------------------------------------------------------------------------------------------
    United Healthcare Corp.                                              (11)              22,000       990,000
    -----------------------------------------------------------------------------------------------------------
    WellPoint Health Networks, Inc.                                      (10)(11)          49,981     1,718,097
                                                                                                   ------------
                                                                                                     12,225,032
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.7%
    -----------------------------------------------------------------------------------------------------------
    Kimberly-Clark Corp.                                                 (11)              13,100     1,247,775
    -----------------------------------------------------------------------------------------------------------
    Procter & Gamble Co.                                                 (11)              13,200     1,419,000
    -----------------------------------------------------------------------------------------------------------
    Scott's Liquid Gold, Inc.                                            (10)              57,200        92,950
    -----------------------------------------------------------------------------------------------------------
    Wella AG                                                                                1,550       819,702
                                                                                                   ------------
                                                                                                      3,579,427
---------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%

    -----------------------------------------------------------------------------------------------------------
    Philip Morris Cos., Inc.                                             (11)              21,300     2,398,913
---------------------------------------------------------------------------------------------------------------
ENERGY - 3.2%

---------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.7%

    -----------------------------------------------------------------------------------------------------------
    Kerr-McGee Corp.                                                     (11)              12,000       864,000
    -----------------------------------------------------------------------------------------------------------
    Weatherford Enterra, Inc.                                            (10)              29,000       870,000
    -----------------------------------------------------------------------------------------------------------
    Western Atlas, Inc.                                                  (10)(11)          22,000     1,559,250
                                                                                                   ------------
                                                                                                      3,293,250
---------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 2.5%

    -----------------------------------------------------------------------------------------------------------
    Atlantic Richfield Co.                                               (11)              14,300     1,894,750
    -----------------------------------------------------------------------------------------------------------
    Elan Energy, Inc.                                                    (10)             121,000     1,059,349
    -----------------------------------------------------------------------------------------------------------
    Enterprise Oil plc                                                                    118,000     1,305,786
    -----------------------------------------------------------------------------------------------------------
    Louisiana Land & Exploration Co.                                                       31,000     1,662,375
    -----------------------------------------------------------------------------------------------------------
    Royal Dutch Petroleum Co.                                            (11)               9,500     1,622,125
    -----------------------------------------------------------------------------------------------------------
    Talisman Energy, Inc.                                                (10)              19,000       632,108
    -----------------------------------------------------------------------------------------------------------
    Total SA, Sponsored ADR                                                                21,701       873,465
    -----------------------------------------------------------------------------------------------------------
    Unocal Corp.                                                                           36,000     1,462,500
    -----------------------------------------------------------------------------------------------------------
    YPF SA, Cl. D, ADR                                                                     52,000     1,313,000
                                                                                                   ------------
                                                                                                     11,825,458
---------------------------------------------------------------------------------------------------------------
FINANCIAL - 5.5%
---------------------------------------------------------------------------------------------------------------
BANKS - 3.0%
    -----------------------------------------------------------------------------------------------------------
    Akbank T.A.S.                                                                       2,660,750       359,742
    -----------------------------------------------------------------------------------------------------------
    Banco Frances del Rio de la Plata SA                                                  100,050       935,632
    -----------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New)                                          (11)              61,000     5,444,250
    -----------------------------------------------------------------------------------------------------------
    Citicorp                                                             (11)              13,000     1,339,000
    -----------------------------------------------------------------------------------------------------------
    Deutsche Bank, Sponsored ADR                                                           13,250       618,175
    -----------------------------------------------------------------------------------------------------------
    NationsBank Corp.                                                    (11)              49,600     4,848,400
    -----------------------------------------------------------------------------------------------------------
    PNC Bank Corp.                                                                         29,000     1,091,125
                                                                                                   ------------
                                                                                                     14,636,324
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.2%
    -----------------------------------------------------------------------------------------------------------
    American Express Co.                                                 (11)              38,000     2,147,000
    -----------------------------------------------------------------------------------------------------------
    Dean Witter, Discover & Co.                                          (11)              23,000     1,523,750
    -----------------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp.                                     (11)               9,700     1,068,213
    -----------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc.                                                              10,500       855,750
                                                                                                   ------------
                                                                                                      5,594,713

                                       48

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   MARKET VALUE
                                                                                   SHARES          (NOTE 1)
---------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
    -----------------------------------------------------------------------------------------------------------
    ACE Ltd.                                                                               27,000  $  1,623,375
    -----------------------------------------------------------------------------------------------------------
    American International Group, Inc.                                   (11)              12,600     1,363,950
    -----------------------------------------------------------------------------------------------------------
    Equitable Cos., Inc.                                                                   35,000       861,875
    -----------------------------------------------------------------------------------------------------------
    Skandia Forsakrings AB                                                                 40,000     1,130,634
    -----------------------------------------------------------------------------------------------------------
    UNUM Corp.                                                                             21,000     1,517,250
                                                                                                   ------------
                                                                                                      6,497,084
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 4.5%

---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%

    -----------------------------------------------------------------------------------------------------------
    Core Industries, Inc.                                                                  50,000       825,000
    -----------------------------------------------------------------------------------------------------------
    General Electric Co.                                                 (11)              14,400     1,423,800
                                                                                                   ------------
                                                                                                      2,248,800
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.8%

    -----------------------------------------------------------------------------------------------------------
    Owens Corning                                                                          33,000     1,406,625
    -----------------------------------------------------------------------------------------------------------
    Rubbermaid, Inc.                                                                       33,000       750,750
    -----------------------------------------------------------------------------------------------------------
    Wolverine Tube, Inc.                                                 (10)              51,000     1,797,750
                                                                                                   ------------
                                                                                                      3,955,125
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.4%
    -----------------------------------------------------------------------------------------------------------
    Calgon Carbon Corp.                                                                    84,500     1,035,125
    -----------------------------------------------------------------------------------------------------------
    Ecolab, Inc.                                                                           23,400       880,425
                                                                                                   ------------
                                                                                                      1,915,550
---------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.6%
    -----------------------------------------------------------------------------------------------------------
    AGCO Corp.                                                                             39,600     1,133,550
    -----------------------------------------------------------------------------------------------------------
    Citic Pacific Ltd.                                                                    162,000       940,375
    -----------------------------------------------------------------------------------------------------------
    Cognex Corp.                                                         (10)              40,000       740,000
    -----------------------------------------------------------------------------------------------------------
    Hutchison Whampoa Ltd.                                                                128,000     1,005,301
    -----------------------------------------------------------------------------------------------------------
    Mannesmann AG                                                                           2,100       902,350
    -----------------------------------------------------------------------------------------------------------
    Tenneco, Inc. (New)                                                  (11)              28,500     1,286,063
    -----------------------------------------------------------------------------------------------------------
    Trinity Industries, Inc.                                                               23,000       862,500
    -----------------------------------------------------------------------------------------------------------
    Westinghouse Air Brake Co.                                                             71,200       898,900
                                                                                                   ------------
                                                                                                      7,769,039
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.2%
    -----------------------------------------------------------------------------------------------------------
    Airborne Freight Corp.                                                                 32,000       748,000
    -----------------------------------------------------------------------------------------------------------
    Burlington Northern Santa Fe Corp.                                                     15,600     1,347,450
    -----------------------------------------------------------------------------------------------------------
    Canadian National Railway Co.                                                          30,000     1,140,332
    -----------------------------------------------------------------------------------------------------------
    Newport News Shipbuilding, Inc.                                      (10)               5,700        85,500
    -----------------------------------------------------------------------------------------------------------
    Spartan Motors, Inc.                                                                  108,000       729,000
    -----------------------------------------------------------------------------------------------------------
    Stolt-Nielsen SA                                                                       66,100     1,247,638
    -----------------------------------------------------------------------------------------------------------
    Stolt-Nielsen SA, Sponsored ADR                                                        22,050       413,438
                                                                                                   ------------
                                                                                                      5,711,358
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 10.3%
---------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
    -----------------------------------------------------------------------------------------------------------
    Boeing Co.                                                                              1,008       107,226
    -----------------------------------------------------------------------------------------------------------
    Rockwell International Corp.                                                           24,000     1,461,000
                                                                                                   ------------
                                                                                                      1,568,226
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.0%
    -----------------------------------------------------------------------------------------------------------
    International Business Machines Corp.                                (11)              19,200     2,899,200
    -----------------------------------------------------------------------------------------------------------
    Komag, Inc.                                                          (10)              25,000       678,125
    -----------------------------------------------------------------------------------------------------------
    Moore Corp. Ltd.                                                                       65,600     1,336,600

                                       49

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   MARKET VALUE
                                                                                   SHARES          (NOTE 1)
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    Optical Data Systems, Inc.                                           (10)              58,700    $  704,400
    -----------------------------------------------------------------------------------------------------------
    Seagate Technology                                                   (10)(11)          28,000     1,106,000
    -----------------------------------------------------------------------------------------------------------
    Xerox Corp.                                                          (11)              51,000     2,683,875
                                                                                                   ------------
                                                                                                      9,408,200
---------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.5%
    -----------------------------------------------------------------------------------------------------------
    America Online, Inc.                                                 (10)              32,540     1,081,955
    -----------------------------------------------------------------------------------------------------------
    American Software, Inc.                                              (10)             100,000       637,500
    -----------------------------------------------------------------------------------------------------------
    Arbor Software Corp.                                                 (10)               7,000       169,750
    -----------------------------------------------------------------------------------------------------------
    Astea International, Inc.                                            (10)              50,000       284,375
    -----------------------------------------------------------------------------------------------------------
    Business Objects SA, Sponsored ADR                                   (10)              45,000       607,500
    -----------------------------------------------------------------------------------------------------------
    Computer Associates International, Inc.                              (11)              45,975     2,287,256
    -----------------------------------------------------------------------------------------------------------
    Electronic Arts, Inc.                                                (10)(11)          37,200     1,113,675
    -----------------------------------------------------------------------------------------------------------
    Inference Corp., Cl. A                                               (10)             112,500       815,625
    -----------------------------------------------------------------------------------------------------------
    Microsoft Corp.                                                      (10)(11)           9,800       809,725
    -----------------------------------------------------------------------------------------------------------
    Novell, Inc.                                                         (10)             158,000     1,496,063
    -----------------------------------------------------------------------------------------------------------
    Sabre Group Holdings, Inc.                                           (10)              22,000       613,250
    -----------------------------------------------------------------------------------------------------------
    Structural Dynamics Research Corp.                                   (10)(11)          31,000       620,000
    -----------------------------------------------------------------------------------------------------------
    Symantec Corp.                                                       (10)(11)         110,364     1,600,278
                                                                                                   ------------
                                                                                                     12,136,952
---------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.7%
    -----------------------------------------------------------------------------------------------------------
    CAE, Inc.                                                                              75,433       569,606
    -----------------------------------------------------------------------------------------------------------
    Cypress Semiconductor Corp.                                          (10)              75,000     1,059,375
    -----------------------------------------------------------------------------------------------------------
    General Motors Corp., Cl. H                                                            17,000       956,250
    -----------------------------------------------------------------------------------------------------------
    Hewlett-Packard Co.                                                                    31,500     1,582,875
    -----------------------------------------------------------------------------------------------------------
    Input/Output, Inc.                                                   (10)              53,000       980,500
    -----------------------------------------------------------------------------------------------------------
    Intel Corp.                                                          (11)              55,400     7,253,938
    -----------------------------------------------------------------------------------------------------------
    Kyocera Corp.                                                                          14,000       870,854
    -----------------------------------------------------------------------------------------------------------
    LSI Logic Corp.                                                      (10)(11)          37,800     1,011,150
    -----------------------------------------------------------------------------------------------------------
    Nokia Corp., A Shares, Sponsored ADR                                 (11)              23,000     1,325,375
    -----------------------------------------------------------------------------------------------------------
    Novellus Systems, Inc.                                               (10)(11)          15,000       812,813
    -----------------------------------------------------------------------------------------------------------
    Proxima Corp.                                                        (10)              56,000       721,000
    -----------------------------------------------------------------------------------------------------------
    Xilinx, Inc.                                                         (10)(11)          18,200       669,988
                                                                                                   ------------
                                                                                                     17,813,724
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.8%
    -----------------------------------------------------------------------------------------------------------
    Airtouch Communications, Inc.                                        (10)              72,000     1,818,000
    -----------------------------------------------------------------------------------------------------------
    Bay Networks, Inc.                                                   (10)              16,607       346,671
    -----------------------------------------------------------------------------------------------------------
    Cisco Systems, Inc.                                                  (10)              13,500       858,938
    -----------------------------------------------------------------------------------------------------------
    ECI Telecommunications Ltd.                                          (11)              70,000     1,487,500
    -----------------------------------------------------------------------------------------------------------
    Kinnevik Investments AB Free, Series B                                                 24,500       674,573
    -----------------------------------------------------------------------------------------------------------
    MCI Communications Corp.                                             (11)              57,000     1,863,188
    -----------------------------------------------------------------------------------------------------------
    Newbridge Networks Corp.                                             (10)              31,000       875,750
    -----------------------------------------------------------------------------------------------------------
    Tellabs, Inc.                                                        (10)(11)          19,200       722,400
                                                                                                   ------------
                                                                                                      8,647,020
---------------------------------------------------------------------------------------------------------------
UTILITIES - 1.4%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
    -----------------------------------------------------------------------------------------------------------
    Public Service Enterprise Group, Inc.                                                  52,000     1,417,000

                                       50

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   MARKET VALUE
                                                                                   SHARES          (NOTE 1)
---------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.3%
    -----------------------------------------------------------------------------------------------------------
    El Paso Natural Gas Co.                                                                 2,651    $  133,876
    -----------------------------------------------------------------------------------------------------------
    Southwestern Energy Co.                                                                92,000     1,391,500
                                                                                                   ------------
                                                                                                      1,525,376
---------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.8%
    -----------------------------------------------------------------------------------------------------------
    BCE, Inc.                                                            (11)              28,000     1,337,000
    -----------------------------------------------------------------------------------------------------------
    SBC Communications, Inc.                                                               16,000       828,000
    -----------------------------------------------------------------------------------------------------------
    U S West Communications Group                                                          55,000     1,773,750
                                                                                                   ------------
                                                                                                      3,938,750
                                                                                                   ------------
    Total Common Stocks (Cost $165,892,959)                                                         220,811,420
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
    -----------------------------------------------------------------------------------------------------------
    Cyprus Amax Minerals Co., $4.00 Cv., Series A                                          24,000     1,287,000
    -----------------------------------------------------------------------------------------------------------
    K-III Communications Corp., Sr. Exchangeable, Series A                                 20,000       537,500
    -----------------------------------------------------------------------------------------------------------
    Pantry Pride, Inc., $14.875 Exchangeable, Series B                                      8,000       804,000
    -----------------------------------------------------------------------------------------------------------
    Time Warner, Inc., 10.25% Preferred, Series M                        (5)                    1         1,090
                                                                                                   ------------
    Total Preferred Stocks (Cost $2,661,833)                                                          2,629,590
                                                                                   UNITS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
    -----------------------------------------------------------------------------------------------------------
    American Telecasting, Inc. Wts., Exp. 6/99                                              6,000        10,500
    -----------------------------------------------------------------------------------------------------------
    Gaylord Container Corp. Wts., Exp. 11/02                                                9,232        56,546
    -----------------------------------------------------------------------------------------------------------
    Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                                         29,376        16,331
    -----------------------------------------------------------------------------------------------------------
    Icon Health & Fitness, Inc. Wts., Exp. 11/99                         (9)                1,000        50,000
    -----------------------------------------------------------------------------------------------------------
    PerSeptive Biosystems, Inc. Wts., Exp. 9/03                                               249            --
    -----------------------------------------------------------------------------------------------------------
    Terex Corp. Rts., Exp. 5/02                                          (9)                4,000         9,000
                                                                                                   ------------
    Total Rights, Warrants and Certificates (Cost $28,557)                                              142,377
                                                                                   PRINCIPAL
                                                                                   AMOUNT(1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 15.2%
    -----------------------------------------------------------------------------------------------------------
    Repurchase agreement with Goldman, Sachs & Co.,
    6.52%, dated 12/31/96, to be repurchased at $73,626,660
    on 1/2/97, collateralized by U.S. Treasury Nts., 5.50%-
    7.50%, 7/15/99-8/15/05, with a value of $75,287,498
    (Cost $73,600,000)                                                               $ 73,600,000    73,600,000
    -----------------------------------------------------------------------------------------------------------
    Total Investments, at Value (Cost $424,386,458)                                         101.3%  490,493,991
    -----------------------------------------------------------------------------------------------------------
    Liabilities in Excess of Other Assets                                                    (1.3)   (6,208,511)
                                                                                     ------------  ------------
    Net Assets                                                                              100.0% $484,285,480
                                                                                     ------------  ------------
                                                                                     ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
AUD - Australian Dollar       IEP - Irish Punt
CAD - Canadian Dollar         ITL - Italian Lira
DKK - Danish Krone            NZD - New Zealand Dollar
FRF - French Franc            PLZ - Polish Zloty
GBP - British Pound Sterling  ZAR - South African Rand
HKD - Hong Kong Dollar
2.  When-issued security to be delivered and settled after December 31, 1996.
3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
4.  Represents the current interest rate for a variable rate security.
5.  Interest or dividend is paid in kind.
6.  Represents the current interest rate for an increasing rate security.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,062,694 or 0.84% of the Fund's net assets, at December 31, 1996.
9. Identifies issues considered to be illiquid - See applicable note of Notes to Financial Statements.
10. Non-income producing security.
11. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                       SHARES
                                       SUBJECT   EXPIRATION   EXERCISE  PREMIUM     MARKET VALUE
                                       TO CALL   DATE         PRICE     RECEIVED    (NOTE 1)
-------------------------------------------------------------------------------------------------
AMR Corp.                                4,400       1/97     $ 95.00   $   11,417  $  2,750
Agouron Pharmaceuticals, Inc.           11,400       2/97       45.00       38,131   267,900
American Express Co.                     7,600       7/97       60.00       11,646    25,650
American International Group, Inc.       2,400       2/97      100.00       8,6272     3,700
Atlantic Richfield Co.                   2,800       7/97      145.00        6,040     6,475
BCE, Inc.                                5,600       6/97       50.00        5,781    10,150
Bristol-Myers Squibb Co.                 4,600       3/97      120.00        9,061     9,200
Chase Manhattan Corp. (New)             11,600       3/97       80.00       44,600   139,200
Citicorp                                 2,600       1/97       90.00       12,271    38,675
Citicorp                                 2,600       4/97      115.00        7,071     6,663
Computer Associates International, Inc.  9,000       1/97       55.00       28,979     5,063
Computer Associates International, Inc.  9,000       1/97       60.00       42,479     1,688
Dean Witter, Discover & Co.              4,600       4/97       70.00        9,975    12,938
Dean Witter, Discover & Co.              4,600       7/97       70.00       14,812    20,700
Disney (Walt) Co.                        4,000       7/97       80.00        9,880     7,500
Dow Chemical Co.                         2,000       3/97       90.00        3,815       750
ECI Telecommunications Ltd.             10,800       2/97       25.00       19,925     5,400
Eastman Kodak Co.                        8,000       7/97       90.00       24,259    18,000
Eaton Corp.                              3,200       7/97       75.00        5,504     7,000
Electronic Arts, Inc.                    9,000       3/97       30.00       32,354    29,250
Electronic Arts, Inc.                   11,900       6/97       40.00       26,417    19,338
Electronic Arts, Inc.                    5,400       6/97       45.00       15,131     5,738
Federal Home Loan Mortgage Corp.         1,800       4/97       28.75        7,821     9,900
Federal Home Loan Mortgage Corp.         1,800       7/97       30.00       10,521    13,050
General Electric Co.                     2,800       3/97      110.00        8,666     4,550

                                       52

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

11. Outstanding written call options (continued)

                                       SHARES
                                       SUBJECT   EXPIRATION   EXERCISE  PREMIUM     MARKET VALUE
                                       TO CALL   DATE         PRICE     RECEIVED    (NOTE 1)
-------------------------------------------------------------------------------------------------
General Motors Corp.                    5,000    3/97         $  60.00  $    7,350    $  4,688
Gymboree Corp.                         10,000    1/97            35.00      13,450          --
Intel Corp.                            11,000    1/97            90.00      34,044     457,875
Intel Corp.                            11,000    4/97           135.00      56,043     126,500
International Business Machines Corp.   3,800    4/97           175.00      21,735      13,300
Kerr-McGee Corp.                        2,400    7/97            75.00       4,728       6,900
Kimberly-Clark Corp.                    2,600    7/97           100.00      12,597      12,350
King World Productions, Inc.            6,200    5/97            40.00       9,114       8,138
LSI Logic Corp.                         7,400    7/97            35.00      20,127      12,950
MCI Communications Corp.               11,400    7/97            32.50      23,882      31,350
Manor Care, Inc.                        4,800    4/97            40.00       6,456      27,600
Mattel, Inc.                            6,400    7/97            35.00       6,608       4,800
Medtronic, Inc.                         3,000    2/97            55.00       9,660      43,125
Medtronic, Inc.                         3,000    7/97            70.00      11,910      12,000
Microsoft Corp.                         9,800    1/97            62.50      43,952     198,450
Monsanto Co.                            3,600    7/97            45.00       7,092       6,750
NationsBank Corp.                       9,800    2/97            90.00      51,154      94,325
Nokia Corp., A Shares, Sponsored ADR    4,600    4/97            45.00      12,512      60,375
Nokia Corp., A Shares, Sponsored ADR    4,600    4/97            60.00      15,961      16,100
Novellus Systems, Inc.                  3,000    7/97            65.00      18,284      12,000
Outback Steakhouse, Inc.               14,600    5/97            30.00      28,761      18,250
Philip Morris Cos., Inc.                4,200    6/97           110.00      18,773      41,474
Price/Costco, Inc.                     11,600    4/97            25.00      14,152      23,925
Primadonna Resorts, Inc.               11,000    4/97            22.50      11,357       6,875
Procter & Gamble Co.                    2,600    7/97           115.00       8,372      11,700
Royal Dutch Petroleum Co.               1,800    7/97           175.00      11,421      14,625
Seagate Technology                     14,000    1/97            25.00      39,164     204,750
Seagate Technology                     14,000    6/97            42.50      44,414      57,750
Sofamor Danek Group, Inc.               2,600    3/97            30.00      11,947       9,100
Structural Dynamics Research Corp.     30,100    2/97            22.50      54,576      22,574
Symantec Corp.                         22,000    4/97            17.50      24,089      24,750
Tellabs, Inc.                           5,200    6/97            45.00      30,146      16,250
Tenneco, Inc. (New)                     5,500    8/97            50.00       8,772       8,936
Toys 'R' Us, Inc.                      10,000    3/97            35.00      10,325       3,750
Toys 'R' Us, Inc.                       9,800    6/97            40.00      15,018       4,900
United Healthcare Corp.                 4,400    3/97            47.50       9,768       9,900
WellPoint Health Networks, Inc.        10,000    7/97            35.00      34,699      36,250
Western Atlas, Inc.                     4,400    6/97            70.00      23,517      25,850
Xerox Corp.                             5,000    1/97            55.00      10,615       2,187
Xilinx, Inc.                            3,600    6/97            45.00      15,641      10,800
Xilinx, Inc.                            3,600    6/97            50.00       7,767       6,750
                                                                        ----------  ----------
                                                                        $1,235,136  $2,402,150
                                                                        ----------  ----------
                                                                        ----------  ----------

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                           PRINCIPAL        MARKET VALUE
                                                                           AMOUNT(1)           (NOTE 1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
----------------------------------------------------------------------------------------------------------
     Bonos de la Tesoreria de la Federacion,
     Zero Coupon, 36.92%, 4/3/97 (Cost $5,151,307)          (2) MXP       41,760,000       $ 4,978,611

                                                                            SHARES
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.1%
----------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.4%
----------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
     -----------------------------------------------------------------------------------------------------
     Minerals Technologies, Inc.                                             100,000         4,100,000
----------------------------------------------------------------------------------------------------------
GOLD - 0.9%
     -----------------------------------------------------------------------------------------------------
     Newmont Mining Corp.                                                    120,500         5,392,375
----------------------------------------------------------------------------------------------------------
METALS - 0.8%
     -----------------------------------------------------------------------------------------------------
     Cia de Minas Buenaventura SA, Sponsored ADR                              46,000           787,750
     -----------------------------------------------------------------------------------------------------
     Cia Vale Do Rio Doce, Preference                                         31,000           596,674
     -----------------------------------------------------------------------------------------------------
     Freeport-McMoRan Copper & Gold, Inc., Cl. B                             107,000         3,196,625
                                                                                            --------------
                                                                                             4,581,049
----------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 12.6%
----------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.9%
     -----------------------------------------------------------------------------------------------------
     Brazil Realty SA, GDR                               (3)(4)                60,000        1,140,000
     -----------------------------------------------------------------------------------------------------
     IRSA Inversiones y Representaciones SA                                 1,028,807        3,303,052
     -----------------------------------------------------------------------------------------------------
     Mahindra & Mahindra Ltd., GDR                          (4)               200,000        2,350,000
     -----------------------------------------------------------------------------------------------------
     Porsche AG, Preference                                 (3)                 9,750        8,699,093
     -----------------------------------------------------------------------------------------------------
     Solidere, GDR                                          (3)               100,000        1,145,000
                                                                                            --------------
                                                                                            16,637,145
----------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 4.0%
     -----------------------------------------------------------------------------------------------------
     Nintendo Co. Ltd.                                                        275,000       19,641,164
     -----------------------------------------------------------------------------------------------------
     Resorts World Berhad                                                     770,000        3,506,228
                                                                                            --------------
                                                                                            23,147,392
----------------------------------------------------------------------------------------------------------
MEDIA - 0.8%
     -----------------------------------------------------------------------------------------------------
     News Corp. Ltd., ADR                                                     150,000        3,131,250
     -----------------------------------------------------------------------------------------------------
     Reuters Holdings plc, Series B, ADR                                       20,000        1,530,000
                                                                                            --------------
                                                                                             4,661,250
----------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.2%
     -----------------------------------------------------------------------------------------------------
     PT Matahari Putra Prima                                                1,000,000        1,164,021
----------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 4.7%
     -----------------------------------------------------------------------------------------------------
     adidas AG                                                                 25,000        2,157,537
     -----------------------------------------------------------------------------------------------------
     Giordano International Ltd.                                            2,100,000        1,791,856
     -----------------------------------------------------------------------------------------------------
     Jusco Co.                                                                 85,000        2,878,005
     -----------------------------------------------------------------------------------------------------
     Reebok International Ltd.                                                 80,000        3,360,000
     -----------------------------------------------------------------------------------------------------
     Wella AG                                                                  24,305       12,932,310
     -----------------------------------------------------------------------------------------------------
     Wolford AG                                                                33,600        4,060,690
                                                                                            --------------
                                                                                            27,180,398
----------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 15.5%
----------------------------------------------------------------------------------------------------------
BEVERAGES - 2.3%
     -----------------------------------------------------------------------------------------------------
     Allied Domecq plc                                                        344,400        2,702,005
     -----------------------------------------------------------------------------------------------------
     Hellenic Bottling Co., SA                                                 35,000        1,121,458
     -----------------------------------------------------------------------------------------------------
     Panamerican Beverages, Inc., Cl. A                                       100,000        4,687,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            MARKET VALUE
                                                                             SHARES           (NOTE 1)
----------------------------------------------------------------------------------------------------------

BEVERAGES (CONTINUED)
     -----------------------------------------------------------------------------------------------------
     South African Breweries Ltd.                                          178,900         $  4,532,265
                                                                                           ---------------
                                                                                             13,043,228
----------------------------------------------------------------------------------------------------------
FOOD - 0.6%
     -----------------------------------------------------------------------------------------------------
     Dairy Farm International Holdings Ltd.                              1,186,000              954,730
     -----------------------------------------------------------------------------------------------------
     Disco SA, Sponsored ADR                                    (3)         93,200            2,632,900
                                                                                           ---------------
                                                                                              3,587,630
----------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.2%
     -----------------------------------------------------------------------------------------------------
     Amgen, Inc.                                                (3)        100,000            5,437,500
     -----------------------------------------------------------------------------------------------------
     Astra AB Free, Series A                                               100,000            4,935,541
     -----------------------------------------------------------------------------------------------------
     BioChem Pharma, Inc.                                       (3)        125,000            6,281,250
     -----------------------------------------------------------------------------------------------------
     Genzyme Corp.                                              (3)        220,800            4,802,400
     -----------------------------------------------------------------------------------------------------
     Gilead Sciences, Inc.                                      (3)         72,700            1,817,500
     -----------------------------------------------------------------------------------------------------
     Glaxo Wellcome plc, Sponsored ADR                                     400,000           12,700,000
     -----------------------------------------------------------------------------------------------------
     Johnson & Johnson                                                      23,000            1,144,250
     -----------------------------------------------------------------------------------------------------
     Novartis AG                                                (3)          4,266            4,870,541
     -----------------------------------------------------------------------------------------------------
     Sanofi SA                                                              60,000            5,955,293
                                                                                           ---------------
                                                                                             47,944,275
----------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.0%
     -----------------------------------------------------------------------------------------------------
     Gehe AG                                                                69,990            4,489,307
     -----------------------------------------------------------------------------------------------------
     Rhoen-Klinikum AG, Preference, Non-vtg.                                 4,820              476,962
     -----------------------------------------------------------------------------------------------------
     United States Surgical Corp.                                          315,500           12,422,812
                                                                                           ---------------
                                                                                             17,389,081
----------------------------------------------------------------------------------------------------------
TOBACCO - 1.4%
     -----------------------------------------------------------------------------------------------------
     B.A.T. Industries plc                                                 600,000            4,979,692
     -----------------------------------------------------------------------------------------------------
     Philip Morris Cos., Inc.                                               20,000            2,252,500
     -----------------------------------------------------------------------------------------------------
     PT Gudang Garam                                            (3)         79,500              343,238
     -----------------------------------------------------------------------------------------------------
     PT Hanjaya Mandala Sampoerna                               (3)        100,000              533,333
                                                                                           ---------------
                                                                                              8,108,763
----------------------------------------------------------------------------------------------------------
ENERGY - 6.4%
----------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 2.9%
     -----------------------------------------------------------------------------------------------------
     Coflexip SA, Sponsored ADR                                 (3)        105,000            2,756,250
     -----------------------------------------------------------------------------------------------------
     Global Marine, Inc.                                        (3)        117,500            2,423,437
     -----------------------------------------------------------------------------------------------------
     Transocean Offshore, Inc.                                             135,459            8,483,120
     -----------------------------------------------------------------------------------------------------
     Western Atlas, Inc.                                        (3)         49,300            3,494,138
                                                                                           ---------------
                                                                                             17,156,945
----------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.5%
     -----------------------------------------------------------------------------------------------------
     British Petroleum Co. plc, ADR                                         25,442            3,596,863
     -----------------------------------------------------------------------------------------------------
     Gulf Canada Resources Ltd.                                 (3)        565,600            4,126,500
     -----------------------------------------------------------------------------------------------------
     Lukoil Oil Co., Sponsored ADR                                          66,900            3,005,502
     -----------------------------------------------------------------------------------------------------
     Petroleo Brasileiro SA, Preference                                 34,132,000            5,436,324
     -----------------------------------------------------------------------------------------------------
     Renaissance Energy Ltd.                                    (3)         45,800            1,558,797
     -----------------------------------------------------------------------------------------------------
     Unocal Corp.                                                           64,000            2,600,000
                                                                                           ---------------
                                                                                             20,323,986
----------------------------------------------------------------------------------------------------------
FINANCIAL - 17.1%
----------------------------------------------------------------------------------------------------------
BANKS - 11.6%
     -----------------------------------------------------------------------------------------------------
     ABN Amro Holding NV                                                    70,000            4,548,668
     -----------------------------------------------------------------------------------------------------
     Banco Bradesco SA, Preference                                     455,260,951            3,299,142
     -----------------------------------------------------------------------------------------------------
     Banco Frances del Rio de la Plata SA, Sponsored ADR                    63,250            1,739,375

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              MARKET VALUE
                                                                            SHARES              (NOTE 1)
----------------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
     -----------------------------------------------------------------------------------------------------
     Banco Latinoamericano de Exportaciones SA, Cl. E                      80,000           $  4,060,000
     -----------------------------------------------------------------------------------------------------
     Banque Libanaise Pour Le Comm SAL, GDR, Cl. B         (3)             50,000                607,500
     -----------------------------------------------------------------------------------------------------
     Barclays plc                                                         300,414              5,148,666
     -----------------------------------------------------------------------------------------------------
     Chase Manhattan Corp. (New)                                           52,000              4,641,000
     -----------------------------------------------------------------------------------------------------
     Cie Financiere de Paribas, Series A                                  180,000             12,149,489
     -----------------------------------------------------------------------------------------------------
     Citicorp                                                              45,000              4,635,000
     -----------------------------------------------------------------------------------------------------
     HSBC Holdings plc                                                    154,836              3,312,912
     -----------------------------------------------------------------------------------------------------
     Industrial Credit & Investment Corp. of India Ltd.
      (The), GDR                                        (3)(4)            162,500              1,584,375
     -----------------------------------------------------------------------------------------------------
     Industrial Finance Corp.                                             758,100              2,054,909
     -----------------------------------------------------------------------------------------------------
     Merita Ltd., Cl. A                                    (3)          2,000,000              6,205,237
     -----------------------------------------------------------------------------------------------------
     Northern Trust Corp.                                                  37,400              1,355,750
     -----------------------------------------------------------------------------------------------------
     PT Panin Bank                                                        387,000                442,286
     -----------------------------------------------------------------------------------------------------
     Societe Generale                                                     110,000             11,870,191
                                                                                             -------------
                                                                                              67,654,500
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.9%
     -----------------------------------------------------------------------------------------------------
     American Express Co.                                                  24,500              1,384,250
     -----------------------------------------------------------------------------------------------------
     First NIS Regional Fund                               (5)            180,000              2,115,000
     -----------------------------------------------------------------------------------------------------
     ING Groep NV                                                          90,432              3,251,865
     -----------------------------------------------------------------------------------------------------
     MBNA Corp.                                                            55,000              2,282,500
     -----------------------------------------------------------------------------------------------------
     Merrill Lynch & Co., Inc.                                             30,000              2,445,000
     -----------------------------------------------------------------------------------------------------
     Promise Co. Ltd.                                      (3)             40,000              1,964,332
     -----------------------------------------------------------------------------------------------------
     Takefuji Corp.                                        (3)             50,000              3,596,967
                                                                                             -------------
                                                                                              17,039,914
----------------------------------------------------------------------------------------------------------
INSURANCE - 2.6%
     -----------------------------------------------------------------------------------------------------
     American International Group, Inc.                                    35,000              3,788,750
     -----------------------------------------------------------------------------------------------------
     National Mutual Asia Ltd.                                          2,634,000              2,502,897
     -----------------------------------------------------------------------------------------------------
     Reinsurance Australia Corp. Ltd.                                   2,283,000              8,885,089
                                                                                             -------------
                                                                                              15,176,736
----------------------------------------------------------------------------------------------------------
INDUSTRIAL - 11.3%
----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
     -----------------------------------------------------------------------------------------------------
     FORE Systems, Inc.                                    (3)             38,000              1,249,250
     -----------------------------------------------------------------------------------------------------
     Ushio, Inc.                                                          100,000              1,085,552
                                                                                             -------------
                                                                                               2,334,802
----------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 5.6%
----------------------------------------------------------------------------------------------------------
     Adecco SA                                                             17,000              4,254,048
     -----------------------------------------------------------------------------------------------------
     Boskalis Westminster                                                 150,000              3,035,143
     -----------------------------------------------------------------------------------------------------
     IHC Caland NV                                                         45,000              2,567,731
     -----------------------------------------------------------------------------------------------------
     PT Citra Marga Nusaphala Persada                                   2,331,000              1,825,333
     -----------------------------------------------------------------------------------------------------
     Rentokil Group plc                                                   700,000              5,276,041
     -----------------------------------------------------------------------------------------------------
     VBH Holding AG                                                       247,000              5,489,391
     -----------------------------------------------------------------------------------------------------
     WPP Group plc                                                      2,290,100              9,964,274
                                                                                             -------------
                                                                                              32,411,961
----------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.1%
     -----------------------------------------------------------------------------------------------------
     Bic Corp.                                                             24,200              3,621,572
     -----------------------------------------------------------------------------------------------------
     Bobst Bearers AG                                                       2,000              2,696,018
     -----------------------------------------------------------------------------------------------------
     Bombardier, Inc., Cl. B                                              250,000              4,614,589
     -----------------------------------------------------------------------------------------------------
     Hutchison Whampoa Ltd.                                               751,000              5,898,290

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                             MARKET VALUE
                                                                               SHARES          (NOTE 1)
----------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
     Powerscreen International plc                                             730,100        $  7,066,238
                                                                                              ------------
                                                                                                23,896,707
----------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.2%
     -----------------------------------------------------------------------------------------------------
     Brambles Industries Ltd.                                                  180,000           3,509,811
     -----------------------------------------------------------------------------------------------------
     Guangshen Railway Co. Ltd., Sponsored ADR             (3)                 180,000           3,712,500
                                                                                              ------------
                                                                                                 7,222,311
----------------------------------------------------------------------------------------------------------
TECHNOLOGY - 16.4%
----------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.7%
     -----------------------------------------------------------------------------------------------------
     Rolls-Royce plc                                                         2,210,075           9,729,659
----------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.4%
     -----------------------------------------------------------------------------------------------------
     Cap Gemini SA                                         (3)                 205,000           9,893,653
     -----------------------------------------------------------------------------------------------------
     Computer Associates International, Inc.                                    60,000           2,985,000
     -----------------------------------------------------------------------------------------------------
     First Data Corp.                                                          174,236           6,359,614
     -----------------------------------------------------------------------------------------------------
     Ines Corp.                                                                 42,000             611,528
     -----------------------------------------------------------------------------------------------------
     Microsoft Corp.                                       (3)                  70,000           5,783,750
     -----------------------------------------------------------------------------------------------------
     Misys plc                                                                 201,600           3,836,737
     -----------------------------------------------------------------------------------------------------
     Oracle Corp.                                          (3)                 117,900           4,922,325
     -----------------------------------------------------------------------------------------------------
     SAP AG, Preference                                                         20,000           2,748,670
                                                                                              ------------
                                                                                                37,141,277
----------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.7%
     -----------------------------------------------------------------------------------------------------
     Advanced Semiconductor Engineering, Inc., GDR                             102,420           1,003,716
     -----------------------------------------------------------------------------------------------------
     Intel Corp.                                                                20,000           2,618,750
     -----------------------------------------------------------------------------------------------------
     Keyence Corp.                                                              25,000           3,080,038
     -----------------------------------------------------------------------------------------------------
     SGS-Thomson Microelectronics NV                       (3)                 200,000          14,000,000
     -----------------------------------------------------------------------------------------------------
     Taiwan Semiconductor Manufacturing Co.             (3)(5)                 512,000           1,051,926
                                                                                              ------------
                                                                                                21,754,430
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 4.6%
     -----------------------------------------------------------------------------------------------------
     Ascend Communications, Inc.                           (3)                  18,800           1,167,950
     -----------------------------------------------------------------------------------------------------
     Cisco Systems, Inc.                                   (3)                  74,600           4,746,425
     -----------------------------------------------------------------------------------------------------
     Korea Mobile Telecommunications Corp.                                       3,000           3,029,734
     -----------------------------------------------------------------------------------------------------
     Millicom International Cellular SA                    (3)                  90,000           2,891,250
     -----------------------------------------------------------------------------------------------------
     Millicom, Inc.                                        (3)                  25,000                  --
     -----------------------------------------------------------------------------------------------------
     QUALCOMM, Inc.                                        (3)                 130,700           5,211,663
     -----------------------------------------------------------------------------------------------------
     Telecom Italia Mobile SpA                                               1,819,700           4,600,230
     -----------------------------------------------------------------------------------------------------
     Telecom Italia SpA                                                      2,000,000           5,194,463
                                                                                              ------------
                                                                                                26,841,715
----------------------------------------------------------------------------------------------------------
UTILITIES - 6.4%
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.7%
     -----------------------------------------------------------------------------------------------------
     Empresa Nacional de Electricidad SA                                        60,000           4,269,542
----------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.3%
     -----------------------------------------------------------------------------------------------------
     Gazprom, ADR                                       (3)(4)                 110,000           1,933,250
----------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 5.4%
     -----------------------------------------------------------------------------------------------------
     CPT Telefonica del Peru SA, Cl. B                                       3,400,031           6,362,708
     -----------------------------------------------------------------------------------------------------
     PLD Telekom, Inc.                                     (3)                 159,900             979,388
     -----------------------------------------------------------------------------------------------------
     Portugal Telecom SA                                                       144,000           4,099,709
     -----------------------------------------------------------------------------------------------------
     SBC Communications, Inc.                                                  128,500           6,649,875

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                             MARKLET VALUE
                                                                               SHARES           (NOTE 1)
----------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)
     -----------------------------------------------------------------------------------------------------
     Telecomunicacoes Brasileiras SA, Preference                             172,548,000     $  13,284,509
                                                                                             -------------
                                                                                                31,376,189
                                                                                             -------------
     Total Common Stocks (Cost $436,933,605)                                                   513,200,531
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.7%
----------------------------------------------------------------------------------------------------------
     Marschollek, Lautenschlaeger und Partner-VO,
     Non-vtg. Preferred Stock (Cost $5,017,476)                                   70,257         9,755,960

                                                                                UNITS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
----------------------------------------------------------------------------------------------------------
     American Satellite Network, Inc. Wts., Exp. 6/99
      (Cost $0)                                                                    6,250                --

                                                                              PRINCIPAL
                                                                              AMOUNT(1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.4%
----------------------------------------------------------------------------------------------------------
     Repurchase agreement with Goldman, Sachs & Co.,
     6.52%, dated 12/31/96, to be repurchased at $60,521,914
     on 1/2/97, collateralized by U.S. Treasury Nts., 5.50%-7.50%,
     7/15/99-8/15/05, with a value of $61,887,142
      (Cost $60,500,000)                                                   $  60,500,000        60,500,000
     -----------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS, AT VALUE (COST $507,602,388)                               101.1%      588,435,102
     -----------------------------------------------------------------------------------------------------
     LIABILITIES IN EXCESS OF OTHER ASSETS                                          (1.1)       (6,354,913)
                                                                           -------------    --------------
     NET ASSETS                                                                    100.0%   $  582,080,189
                                                                           -------------    --------------
                                                                           -------------    --------------

     1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currency - MXP - Mexican Peso
     2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
     3.  Non-income producing security.
     4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,007,625 or 1.21% of the Fund's net assets, at December 31, 1996.
     5. Identifies issues considered to be illiquid - See applicable note of Notes to Financial Statements.

     Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1996. There were no affiliate securities held as of December 31, 1996. Transactions during the period in which the the issuer was an affiliate are as follows:

               BALANCE                                                       BALANCE
               DECEMBER 31, 1995     GROSS ADDITIONS     GROSS REDUCTIONS    DECEMBER 31, 1996    DIVIDEND
----------------------------------------------------------------------------------------------------------
               SHARES       COST     SHARES     COST     SHARES      COST    SHARES       COST     INCOME
----------------------------------------------------------------------------------------------------------
Pharmavit GDS  114,000   $1,401,000     --     $  --    114,000   $1,401,000     --      $  --      $  --

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

     Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

     COUNTRY                           MARKET VALUE     PERCENT
     ----------------------------------------------------------
     United States                    $ 186,544,759      31.7%
     ----------------------------------------------------------
     Great Britain                       66,530,176      11.3
     ----------------------------------------------------------
     France                              60,246,448      10.2
     ----------------------------------------------------------
     Germany                             46,749,230       7.9
     ----------------------------------------------------------
     Japan                               32,857,584       5.6
     ----------------------------------------------------------
     Brazil                              23,756,648       4.0
     ----------------------------------------------------------
     Canada                              16,581,137       2.8
     ----------------------------------------------------------
     Australia                           15,526,150       2.6
     ----------------------------------------------------------
     Hong Kong                           14,460,685       2.5
     ----------------------------------------------------------
     The Netherlands                     13,403,408       2.3
     ----------------------------------------------------------
     Switzerland                         11,820,607       2.0
     ----------------------------------------------------------
     Italy                                9,794,693       1.7
     ----------------------------------------------------------
     Mexico                               9,666,111       1.6
     ----------------------------------------------------------
     Russia                               8,033,140       1.4
     ----------------------------------------------------------
     Argentina                            7,675,327       1.3
     ----------------------------------------------------------
     Peru                                 7,150,458       1.2
     ----------------------------------------------------------
     Finland                              6,205,237       1.1
     ----------------------------------------------------------
     Sweden                               4,935,541       0.8
     ----------------------------------------------------------
     South Africa                         4,532,265       0.8
     ----------------------------------------------------------
     Indonesia                            4,308,211       0.7
     ----------------------------------------------------------
     Spain                                4,269,542       0.7
     ----------------------------------------------------------
     Portugal                             4,099,709       0.7
     ----------------------------------------------------------
     Austria                              4,060,690       0.7
     ----------------------------------------------------------
     Panama                               4,060,000       0.7
     ----------------------------------------------------------
     India                                3,934,375       0.7
     ----------------------------------------------------------
     China                                3,712,500       0.6
     ----------------------------------------------------------
     Malaysia                             3,506,228       0.6
     ----------------------------------------------------------
     Korea, Republic of (South)           3,029,734       0.5
     ----------------------------------------------------------
     Taiwan                               2,055,642       0.4
     ----------------------------------------------------------
     Thailand                             2,054,909       0.4
     ----------------------------------------------------------
     Lebanon                              1,752,500       0.3
     ----------------------------------------------------------
     Greece                               1,121,458       0.2
                                      -------------     -------
     Total                            $ 588,435,102     100.0%
                                      -------------     -------
                                      -------------     -------

     See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
MORTGAGE-BACKED OBLIGATIONS - 21.2%
----------------------------------------------------------------------------------------------------------------
---------
GOVERNMENT AGENCY - 18.4%
----------------------------------------------------------------------------------------------------------------
---------
FHLMC/FNMA/SPONSORED - 9.6%

----------------------------------------------------------------------------------------------------------------
-------
  Federal Home Loan Mortgage Corp., Collateralized Mtg.
  Obligations, Gtd. Multiclass Mtg. Participation Certificates,
  Series 176, Cl. F, 8.95%, 3/15/20                                                         $        9,579   $
 9,582

----------------------------------------------------------------------------------------------------------------
-------
  Federal National Mortgage Assn.:
  7.50%, 1/15/27                                                                (2)             10,000,000
9,993,800
  7.50%, 8/1/25                                                                                  1,056,334
1,057,296
  Gtd. Real Estate Mtg. Investment Conduit Pass-Through
  Certificates, Trust 1992-103, Cl. JB, 10.50%, 11/25/20                                           130,000
146,128
  Series 1994-83, Cl. Z, 7.50%, 6/25/24                                                            192,884
179,803

------------

11,386,609
----------------------------------------------------------------------------------------------------------------
---------
GNMA/GUARANTEED - 8.8%

----------------------------------------------------------------------------------------------------------------
-------
  Government National Mortgage Assn.:
  6%, 11/20/25                                                                                     709,161
725,117
  7.50%, 8/15/25                                                                                 4,821,287
4,820,371
  8%, 11/15/25                                                                                   2,956,081
3,020,376
  8%, 5/15/26                                                                                    1,912,554
1,952,374

------------

10,518,238
----------------------------------------------------------------------------------------------------------------
---------
PRIVATE - 2.8%
----------------------------------------------------------------------------------------------------------------
---------
COMMERCIAL - 1.3%

----------------------------------------------------------------------------------------------------------------
-------
  Criimi Mae Financial Corp., Collateralized Mtg.
  Obligations, Trust I, Cl. A-2, 7.56%, 8/30/05                                 (3)                100,000
99,813

----------------------------------------------------------------------------------------------------------------
-------
  FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-
  Through Certificates, Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25                 (4)                153,594
156,906

----------------------------------------------------------------------------------------------------------------
-------
  Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
  Certificates, Series 1995-C2, Cl. D, 7.989%, 6/15/21                          (3)                449,587
456,050

----------------------------------------------------------------------------------------------------------------
-------
  Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-
  Through Certificates, Series 1996-C1, Cl. F, 7.51%, 2/15/28                   (4)                162,744
109,445
  -----------------------------------------------------------------------------------------------------------------------
  NationsCommercial Corp., NB Commercial Mtg. Pass-
  Through Certificates, Series-DMC, Cl. C, 8.921%, 8/12/11                      (4)                200,000
203,625

----------------------------------------------------------------------------------------------------------------
-------
  Resolution Trust Corp., Commercial Mtg. Pass-Through
  Certificates:
  Series 1992-CHF, Cl. D, 8.25%, 12/25/20                                                          123,327
124,561
  Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                             91,000
93,624
  Series 1994-C2, Cl. E, 8%, 4/25/25                                                               221,334
220,713

----------------------------------------------------------------------------------------------------------------
-------
  Structured Asset Securities Corp., Multiclass Pass-Through
  Certificates, Series 1995-C4, Cl. E, 8.791%, 6/25/26                       (3)(4)                 46,290
39,318

------------

1,504,055
----------------------------------------------------------------------------------------------------------------
---------
MULTI-FAMILY - 1.2%

----------------------------------------------------------------------------------------------------------------
-------
  Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-
  Through Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06                  (4)                800,000
648,500

----------------------------------------------------------------------------------------------------------------
-------
  Resolution Trust Corp., Commercial Mtg. Pass-Through
  Certificates, Series 1991-M6, Cl. B4, 7.012%, 6/25/21                         (3)                 31,767
31,306

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
MULTI-FAMILY (CONTINUED)

----------------------------------------------------------------------------------------------------------------
-------
  Salomon Brothers Mortgage Securities VII, Series 1996-CL,
  Cl. F, 9.185%, 1/20/28                                                         (3)        $    1,000,000   $
746,250

------------

1,426,056
----------------------------------------------------------------------------------------------------------------
---------
RESIDENTIAL - 0.2%

----------------------------------------------------------------------------------------------------------------
-------
  Salomon Brothers Mortgage Securities VII, Series 1996-B,
  Cl. 1, 7.136%, 4/25/26                                                                           397,643
238,089
----------------------------------------------------------------------------------------------------------------
---------
OTHER - 0.1%

----------------------------------------------------------------------------------------------------------------
-------
  Nomura Asset Securities Corp., Series 1994-MD1, Cl. B2,
  8.421%, 3/15/18                                                             (3)(5)               100,000
87,734

------------
  Total Mortgage-Backed Obligations (Cost $24,954,103)
25,160,781
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
U.S. GOVERNMENT OBLIGATIONS - 21.7%

----------------------------------------------------------------------------------------------------------------
-------
  U.S. Treasury Bonds:
  11.625%, 11/15/02                                                              (6)             4,300,000
5,422,033
  13.125%, 5/15/01                                                                              2,800,000
3,535,877
  6.875%, 8/15/25                                                                (7)             1,200,000
1,223,251
  8.125%, 8/15/19                                                                (7)               163,000
188,418

----------------------------------------------------------------------------------------------------------------
-------
  U.S. Treasury Nts.:
  6%, 2/15/26                                                                    (6)             1,330,000
1,210,301
  6.25%, 10/31/01                                                                (6)            12,955,000
12,967,151
  6.25%, 2/15/03                                                                                 1,250,000
1,249,220

-----------
  Total U.S. Government Obligations (Cost $26,071,407)
25,796,251
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
FOREIGN GOVERNMENT OBLIGATIONS - 32.4%
----------------------------------------------------------------------------------------------------------------
---------
ARGENTINA - 2.8%

----------------------------------------------------------------------------------------------------------------
-------
  Argentina (Republic of):
  Bonds, Bonos de Consolidacion de Duedas, Series I, 3.414%, 4/1/01           (3)(8) ARP           109,529
94,595
  Bonds, Bonos de Consolidacion de Deudas, Series I, 5.375%, 4/1/01           (3)(8)             1,121,663
1,059,226
  Discount Bonds, 6.375%, 3/31/23                                                (3)             1,180,000
908,600
  Par Bonds, 5.25%, 3/31/23                                                      (9)             1,260,000
795,375

----------------------------------------------------------------------------------------------------------------
-------
  Banco Hipotecario Nacional (Argentina) Medium-Term Nts., 10.625%, 8/7/06       (6)               400,000
415,000

------------

3,272,796
----------------------------------------------------------------------------------------------------------------
---------
AUSTRALIA - 3.6%

----------------------------------------------------------------------------------------------------------------
-------
  Australia (Commonwealth of) Bonds:
  9.50%, 8/15/03                                                                     AUD           920,000
817,925
  Series 399, 6.25%, 3/15/99                                                         AUD         1,550,000
1,226,958

----------------------------------------------------------------------------------------------------------------
-------
  Queensland Treasury Corp.:
  Exchangeable Gtd. Nts., 8%, 8/14/01                                                AUD           603,000
496,896
  Gtd. Nts., 10.50%, 5/15/03                                                         AUD           175,000
161,526

----------------------------------------------------------------------------------------------------------------
-------
  Treasury Corp. of Victoria Gtd. Bonds, 12.50%, 10/15/03                            AUD           510,000
515,654

----------------------------------------------------------------------------------------------------------------
-------
  Western Australia Treasury Corp. Gtd. Bonds, 10%, 7/15/05                          AUD         1,120,000
1,026,616

------------

4,245,575

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
BRAZIL - 1.4%
----------------------------------------------------------------------------------------------------------------
---------
  Banco Estado Minas Gerais, 8.25%, 2/10/00                                                 $      250,000   $
241,406

----------------------------------------------------------------------------------------------------------------
-------
  Brazil (Federal Republic of) Eligible Interest Bonds, 6.50%, 4/15/06           (3)             1,650,000
1,439,625

----------------------------------------------------------------------------------------------------------------
-------
  Telecomunicacoes Brasileiras SA Medium-Term Nts., 11.30%, 12/9/99              (3)                10,000
10,500

------------

1,691,531
----------------------------------------------------------------------------------------------------------------
---------
BULGARIA - 0.1%
----------------------------------------------------------------------------------------------------------------
---------
  Bulgaria (Republic of):
  Front-Loaded Interest Reduction Bearer Bonds, Tranche A, 2.25%, 7/8/12         (9)               305,000
117,234
  Interest Arrears Bonds, 6.688%, 7/28/11                                        (3)                20,000
10,350

------------

127,584
----------------------------------------------------------------------------------------------------------------
---------
CANADA - 6.3%
----------------------------------------------------------------------------------------------------------------
---------
  Canada (Government of) Bonds:
  11.75%, 2/1/03                                                                     CAD           910,000
863,876
  7%, 12/1/06                                                                        CAD         1,620,000
1,235,696
  8.75%, 12/1/05                                                                     CAD           640,000
544,338
  9.75%, 12/1/01                                                                     CAD           540,000
465,183
  9.75%, 6/1/01                                                                      CAD         2,905,000
2,480,218
  Series A-33, 11.50%, 9/1/00                                                        CAD           260,000
229,674
  Series A-76, 9%, 6/1/25                                                            CAD         1,200,000
1,080,168

----------------------------------------------------------------------------------------------------------------
-------
  Ontario, Canada (Province of) Bonds, 8.25%, 12/1/05                                CAD           700,000
570,279

------------

7,469,432
----------------------------------------------------------------------------------------------------------------
---------
COLOMBIA - 0.4%
----------------------------------------------------------------------------------------------------------------
---------
  Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                                          500,000
533,563
----------------------------------------------------------------------------------------------------------------
---------
DENMARK - 1.1%
----------------------------------------------------------------------------------------------------------------
---------
  Denmark (Kingdom of) Bonds:
  8%, 11/15/01                                                                       DKK         4,000,000
752,682
  8%, 3/15/06                                                                        DKK         2,705,000
504,416

------------

1,257,098
----------------------------------------------------------------------------------------------------------------
---------
FINLAND - 0.2%
----------------------------------------------------------------------------------------------------------------
---------
  Finland (Republic of) Bonds, 7.25%, 4/18/06                                        FIM         1,000,000
232,709
----------------------------------------------------------------------------------------------------------------
---------
GERMANY - 2.7%
----------------------------------------------------------------------------------------------------------------
---------
  Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24                              DEM         5,190,000
3,196,289
----------------------------------------------------------------------------------------------------------------
---------
GREAT BRITAIN - 1.7%
----------------------------------------------------------------------------------------------------------------
---------
  United Kingdom Treasury:
  Bonds, 10%, 9/8/03                                                                 GBP           500,000
971,592
  Nts.:
  12.50%, 11/21/05                                                                   GBP           158,000
342,885
  13%, 7/14/00                                                                       GBP           200,000
403,090
  8%, 6/10/03                                                                        GBP           185,000
327,006

------------

2,044,573
----------------------------------------------------------------------------------------------------------------
---------
INDONESIA - 0.3%
----------------------------------------------------------------------------------------------------------------
---------
  Wijaya Karya, Zero Coupon Negotiable Promissory Nts., 14.788%, 12/9/97        (10) IDR     1,000,000,000
370,636
----------------------------------------------------------------------------------------------------------------
---------
IRELAND - 0.2%
----------------------------------------------------------------------------------------------------------------
---------
  Ireland (Government of) Bonds, 9.25%, 7/11/03                                      IEP           100,000
196,078

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
ITALY - 0.9%
----------------------------------------------------------------------------------------------------------------
---------
  Italy (Republic of) Treasury Bonds, Buoni del Tesoro
  Poliennali, 10.50%:
  4/1/00                                                                             ITL       550,000,000   $
403,527
  7/15/00                                                                            ITL       560,000,000
413,521
  7/15/98                                                                            ITL       380,000,000
264,722

------------

1,081,770
----------------------------------------------------------------------------------------------------------------
---------
JORDAN - 0.3%
----------------------------------------------------------------------------------------------------------------
---------
  Hashemite Kingdom of Jordan Disc. Bonds, 6.50%,
  12/23/23                                                                       (3)               500,000
386,875
----------------------------------------------------------------------------------------------------------------
---------
MALAYSIA - 0.2%
----------------------------------------------------------------------------------------------------------------
---------
  Petronas Carigali, Zero Coupon Nts., 7.146%, 5/12/97                          (10) MYR           500,000
193,032
----------------------------------------------------------------------------------------------------------------
---------
MEXICO - 2.5%
----------------------------------------------------------------------------------------------------------------
---------
  Banco Nacional de Comercio Exterior SNC International
  Finance BV:
  Gtd. Bonds, 10.629%, 6/23/97                                                (3)(5)               250,000
255,938
  Gtd. Registered Bonds, 11.25%, 5/30/06                                                           275,000
300,094

----------------------------------------------------------------------------------------------------------------
-------
  Bonos de la Tesoreria de la Federacion, Zero Coupon:
  28.333%, 1/30/97                                                              (10) MXP         1,300,000
161,822
  30.061%, 2/13/97                                                              (10) MXP        12,358,200
1,521,614

----------------------------------------------------------------------------------------------------------------
-------
  United Mexican States Bonds:
  10.375%, 1/29/03                                                                   DEM           725,000
507,370
  16.50%, 9/1/08                                                                 (4) GBP            20,000
46,251
  Petroleos Mexicanos Gtd. Unsec. Unsub. Nts., 7.875%, 3/2/99                        CAD           200,000
149,746

------------

2,942,835
----------------------------------------------------------------------------------------------------------------
---------
NEW ZEALAND - 2.1%
----------------------------------------------------------------------------------------------------------------
---------
  New Zealand (Government of):
  Bonds, 10%, 7/15/97                                                                NZD         2,593,000
1,856,002
  Bonds, 8%, 11/15/06                                                                NZD           670,000
499,798
  Index Linked Bonds, 4.60%, 2/15/16                                             (3) NZD           140,000
96,914

------------

2,452,714
----------------------------------------------------------------------------------------------------------------
---------
PANAMA - 0.1%
----------------------------------------------------------------------------------------------------------------
---------
  Panama (Republic of) Interest Reduction Bonds, 3.50%, 7/17/14                  (9)               270,000
187,904
----------------------------------------------------------------------------------------------------------------
---------
SPAIN - 2.0%
----------------------------------------------------------------------------------------------------------------
---------
  Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
  10.30%, 6/15/02                                                                    ESP        59,100,000
536,178
  10.50%, 10/30/03                                                                   ESP        59,550,000
557,527
  11.45%, 8/30/98                                                                    ESP        12,000,000
100,524
  12.25%, 3/25/00                                                                    ESP       131,000,000
1,197,008

------------

2,391,237
----------------------------------------------------------------------------------------------------------------
---------
SUPRANATIONAL - 0.2%
----------------------------------------------------------------------------------------------------------------
---------
  International Bank for Reconstruction & Development Bonds, 12.50%, 7/25/97         NZD           325,000
235,508

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
SWEDEN - 1.8%
----------------------------------------------------------------------------------------------------------------
---------
  Sweden (Kingdom of) Bonds:
  Series 1030, 13%, 6/15/01                                                          SEK         6,700,000   $
1,265,136
  Series 1033, 10.25%, 5/5/03                                                        SEK         3,100,000
552,523
  Series 1035, 6%, 2/9/05                                                            SEK         2,100,000
298,046

------------

2,115,705
----------------------------------------------------------------------------------------------------------------
---------
VENEZUELA - 1.5%
----------------------------------------------------------------------------------------------------------------
---------
  Venezuela (Republic of):
  Collateralized Par Bonds, Series W-A, 6.75%, 3/31/20                                             500,000
383,750
  Disc. Bonds, Series DL, 6.50%, 12/18/07                                        (3)               250,000
220,625
  Front-Loaded Interest Reduction Bonds, Series A, 6.625%, 3/31/07               (3)             1,100,000
983,125
  New Money Bonds, Series A, 6.625%, 12/18/05                                    (3)               250,000
223,047

------------

1,810,547

------------
  Total Foreign Government Obligations (Cost $37,225,474)
38,435,991
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
LOAN PARTICIPATIONS - 0.7%
----------------------------------------------------------------------------------------------------------------
---------
  Colombia (Republic of) 1989-1990 Integrated Loan Facility
  Bonds, 6.563%, 7/1/01                                                       (3)(4)               214,320
204,676

----------------------------------------------------------------------------------------------------------------
-------
  Jamaica (Government of) 1990 Refinancing Agreement Nts.:
  Tranche A, 5.531%, 10/16/00                                                 (3)(4)                62,500
60,703
  Tranche B, 6.312%, 11/15/04                                                 (3)(4)               150,000
129,000

----------------------------------------------------------------------------------------------------------------
-------
  Morocco (Kingdom of) Loan Participation Agreement:
  Tranche A, 6.437%, 1/1/09                                                      (3)               421,000
343,246
  Tranche B, 6.437%, 1/1/04                                                      (3)                44,117
41,181

----------------------------------------------------------------------------------------------------------------
-------
  United Mexican States, Combined Facility 3, Loan
  Participation Agreement, Tranche A, 6.437%, 9/20/97                         (3)(4)                47,680
42,197

------------
  Total Loan Participations (Cost $766,570)
821,003
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
CORPORATE BONDS AND NOTES - 23.5%
----------------------------------------------------------------------------------------------------------------
---------
BASIC INDUSTRY - 3.0%
----------------------------------------------------------------------------------------------------------------
---------
CHEMICALS - 0.4%

----------------------------------------------------------------------------------------------------------------
-------
  ISP Holdings, Inc., 9% Sr. Nts., 10/15/03                                      (5)               150,000
153,000

----------------------------------------------------------------------------------------------------------------
-------
  NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05                     (11)               200,000
173,500

----------------------------------------------------------------------------------------------------------------
-------
  Tri Polyta Finance BV, 11.375% Gtd. Sec. Nts., 12/1/03                                           200,000
209,000

------------

535,500
----------------------------------------------------------------------------------------------------------------
---------
METALS/MINING - 0.4%

----------------------------------------------------------------------------------------------------------------
-------
  Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03                                      200,000
219,500

----------------------------------------------------------------------------------------------------------------
-------
  Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06                                                200,000
204,000

------------

423,500
----------------------------------------------------------------------------------------------------------------
---------
PAPER - 1.7%

----------------------------------------------------------------------------------------------------------------
-------
  APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05                                 200,000
214,250

----------------------------------------------------------------------------------------------------------------
-------
  Asia Pulp & Paper International Finance Co., Zero Coupon
  Asian Currency Nts., 15.146%, 12/4/97                                         (10) IDR     1,400,000,000
514,126

----------------------------------------------------------------------------------------------------------------
-------
  Florida Coast Paper Co. LLC, 12.75% First Mtg. Nts., 6/1/03                                      130,000
141,375

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
PAPER (CONTINUED)
----------------------------------------------------------------------------------------------------------------
---------
  Indah Kiat International Finance Co. BV:
  11.875% Sr. Sec. Gtd. Nts., 6/15/02                                                       $      100,000   $
109,375
  12.50% Sr. Sec. Gtd. Nts., Series C, 6/15/06                                                     250,000
276,562

----------------------------------------------------------------------------------------------------------------
-------
  Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec.
  Nts., 4/15/05                                                                                    300,000
315,000

----------------------------------------------------------------------------------------------------------------
-------
  Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                                           200,000
198,000

----------------------------------------------------------------------------------------------------------------
-------
  Stone Container Corp., 10.75% First Mtg. Nts., 10/1/02                                           190,000
200,925

------------

1,969,613
----------------------------------------------------------------------------------------------------------------
---------
STEEL - 0.5%

----------------------------------------------------------------------------------------------------------------
-------
  AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                      (5)               250,000
256,875

----------------------------------------------------------------------------------------------------------------
-------
  Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
  Series B, 4/15/03                                                                                200,000
190,000

----------------------------------------------------------------------------------------------------------------
-------
  Jorgensen (Earle M.) Co., 10.75% Sr. Nts., 3/1/00                                                 50,000
51,250

----------------------------------------------------------------------------------------------------------------
-------
  WCI Steel, Inc., 10% Sr. Nts., 12/1/04                                         (5)               100,000
102,500

------------

600,625
----------------------------------------------------------------------------------------------------------------
---------
CONSUMER RELATED - 3.2%
----------------------------------------------------------------------------------------------------------------
---------
CONSUMER PRODUCTS - 0.9%

----------------------------------------------------------------------------------------------------------------
-------
  Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
  Series B, 12.712%, 5/27/98                                                    (10)               150,000
125,812

----------------------------------------------------------------------------------------------------------------
-------
  Fletcher Challenge Industries Ltd., 10% Cv. Sub. Unsec. Nts., 4/30/05              NZD            60,000
45,468

----------------------------------------------------------------------------------------------------------------
-------
  Fletcher Challenge Ltd., 14.50% Cv. Sub. Nts., 9/30/00                             NZD            60,000
50,334

----------------------------------------------------------------------------------------------------------------
-------
  Harman International Industries, Inc., 12% Sr. Sub. Nts., 8/1/02                                 150,000
164,250

----------------------------------------------------------------------------------------------------------------
-------
  International Semi-Tech Microelectronics, Inc., 0%/11.50% Sr.
  Sec. Disc. Nts., 8/15/03                                                      (11)               400,000
261,000

----------------------------------------------------------------------------------------------------------------
-------
  Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05                                                  200,000
221,000

----------------------------------------------------------------------------------------------------------------
-------
  TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05                                          100,000
115,500

----------------------------------------------------------------------------------------------------------------
-------
  Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                            100,000
102,000

------------

1,085,364
----------------------------------------------------------------------------------------------------------------
---------
FOOD/BEVERAGES/TOBACCO - 0.2%

----------------------------------------------------------------------------------------------------------------
-------
  Dr. Pepper Bottling Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 2/15/03        (11)               200,000
188,000

----------------------------------------------------------------------------------------------------------------
-------
HEALTHCARE - 0.4%

----------------------------------------------------------------------------------------------------------------
-------
  Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06                    (5)               150,000
154,875

----------------------------------------------------------------------------------------------------------------
-------
  Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., 7/15/02                                          200,000
226,000

----------------------------------------------------------------------------------------------------------------
-------
  IHF Holdings, Inc., 0%/15% Sr. Sub. Disc. Nts., Series B, 11/15/04         (4)(11)               200,000
146,534

------------

527,409
----------------------------------------------------------------------------------------------------------------
---------
HOTEL/GAMING - 0.6%
  HMC Acquisition Properties, Inc., 9% Sr. Nts., Series B, 12/15/07                                150,000
153,000

----------------------------------------------------------------------------------------------------------------
-------
  Majestic Star Casino LLC (The), 12.75% Sr. Sec. Nts., 5/15/03                                     85,000
91,800

----------------------------------------------------------------------------------------------------------------
-------
  Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B, 11/15/02                        100,000
132,500

----------------------------------------------------------------------------------------------------------------
-------
  Showboat Marina Casino Partnership/Showboat Marina
  Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03                                         200,000
221,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
HOTEL/GAMING (CONTINUED)

----------------------------------------------------------------------------------------------------------------
-------
  Trump Atlantic City Associates/Trump Atlantic City Funding,
  Inc., 11.25% First Mtg. Nts., 5/1/06                                                      $      100,000   $
99,500

------------

697,800
----------------------------------------------------------------------------------------------------------------
---------
RESTAURANTS - 0.5%

----------------------------------------------------------------------------------------------------------------
-------
  Ameriking, Inc., 10.75% Sr. Nts., 12/1/06                                                         80,000
83,200

----------------------------------------------------------------------------------------------------------------
-------
  Carrols Corp., 11.50% Sr. Nts., 8/15/03                                                          100,000
106,250

----------------------------------------------------------------------------------------------------------------
-------
  Foodmaker, Inc.:
  9.25% Sr. Nts., 3/1/99                                                                           100,000
102,000
  9.75% Sr. Sub. Nts., 6/1/02                                                                      300,000
306,750

------------

598,200
----------------------------------------------------------------------------------------------------------------
---------
TEXTILE/APPAREL - 0.6%

----------------------------------------------------------------------------------------------------------------
-------
  Clark-Schwebel, Inc., 10.50% Sr. Nts., 4/15/06                                                   100,000
107,000

----------------------------------------------------------------------------------------------------------------
-------
  PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts., 19.348%, 4/29/97       (10) IDR       560,000,000
224,058

----------------------------------------------------------------------------------------------------------------
-------
  Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                                       100,000
110,750

----------------------------------------------------------------------------------------------------------------
-------
  Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                                50,000
51,250

----------------------------------------------------------------------------------------------------------------
-------
  William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06                             (5)               200,000
208,000

------------

701,058
----------------------------------------------------------------------------------------------------------------
---------
ENERGY - 2.4%
----------------------------------------------------------------------------------------------------------------
---------
  Chesapeake Energy Corp., 10.50% Sr. Nts., 6/1/02                                                 150,000
163,500

----------------------------------------------------------------------------------------------------------------
-------
  Falcon Drilling Co., Inc., 8.875% Sr. Nts., Series B, 3/15/03                                    200,000
205,250

----------------------------------------------------------------------------------------------------------------
-------
  J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                                              250,000
263,125

----------------------------------------------------------------------------------------------------------------
-------
  Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06                             (5)               200,000
213,000

----------------------------------------------------------------------------------------------------------------
-------
  Mesa Operating Co.:
  0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06                                   (11)               300,000
208,500
  10.625% Gtd. Sr. Sub. Nts., 7/1/06                                                               250,000
271,875

----------------------------------------------------------------------------------------------------------------
-------
  National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06                          (5)               500,000
527,500

----------------------------------------------------------------------------------------------------------------
-------
  Parker Drilling Corp., 9.75% Gtd. Sr. Nts., 11/15/06                           (5)               100,000
105,750

----------------------------------------------------------------------------------------------------------------
-------
  Petroleum Heat & Power Co., Inc.:
  12.25% Sub. Debs., 2/1/05                                                                         64,000
71,840
  9.375% Sub. Debs., 2/1/06                                                                        350,000
341,250

----------------------------------------------------------------------------------------------------------------
-------
  TransTexas Gas Corp., 11.50% Sr. Sec. Gtd. Nts., 6/15/02                                         250,000
271,563

----------------------------------------------------------------------------------------------------------------
-------
  United Meridian Corp., 10.375% Sr. Sub. Nts., 10/15/05                                           200,000
219,000

----------------------------------------------------------------------------------------------------------------
-------
  Vintage Petroleum, Inc., 9% Sr. Sub. Nts., 12/15/05                                               35,000
36,050

------------

2,898,203
----------------------------------------------------------------------------------------------------------------
---------
FINANCIAL SERVICES - 2.4%
----------------------------------------------------------------------------------------------------------------
---------
BANKS & THRIFTS - 1.4%

----------------------------------------------------------------------------------------------------------------
-------
  Alliance & Leicester Building Society, 8.75% Sub. Unsec. Nts., 12/7/06             GBP            80,000
139,952

----------------------------------------------------------------------------------------------------------------
-------
  Banco de Colombia, 5.20% Cv. Jr. Sub. Unsec. Nts., 2/1/99                      (4)               200,000
186,000

----------------------------------------------------------------------------------------------------------------
-------
  Bank Dagang Nasional Indonesia, Zero Coupon Negotiable
  CD, 14.91%, 11/21/97                                                          (10) IDR       400,000,000
149,711

----------------------------------------------------------------------------------------------------------------
-------
  Bank of America Malaysia, Zero Coupon Nts., 7.202%, 4/25/97                   (10) MYR           150,000
58,118

----------------------------------------------------------------------------------------------------------------
-------
  First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03                  (5)                50,000
54,250

----------------------------------------------------------------------------------------------------------------
-------
  Ocwen Financial Corp., 11.875% Nts., 10/1/03                                                     100,000
109,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
BANKS & THRIFTS (CONTINUED)

----------------------------------------------------------------------------------------------------------------
-------
  PT Hutama Karya, Zero Coupon Medium-Term Nts., 17.514%, 3/19/97               (10) IDR       400,000,000   $
164,100

----------------------------------------------------------------------------------------------------------------
-------
  PT Inti Indorayon Utama, Zero Coupon Promissory Nts., 17.242%, 2/12/97        (10) IDR     1,400,000,000
582,466

----------------------------------------------------------------------------------------------------------------
-------
  Transpower Finance Ltd., 8% Gtd. Unsec. Unsub. Bonds:
  2/15/01                                                                        (4) NZD           125,000
90,235
  3/15/02                                                                            NZD           125,000
90,211

------------

1,624,543
----------------------------------------------------------------------------------------------------------------
---------
DIVERSIFIED FINANCIAL - 0.8%

----------------------------------------------------------------------------------------------------------------
-------
  Aames Financial Corp., 9.125% Sr. Nts., 11/1/03                                                  100,000
102,250

----------------------------------------------------------------------------------------------------------------
-------
  Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98                                                370,000
367,225

----------------------------------------------------------------------------------------------------------------
-------
  GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                                    300,000
306,750

----------------------------------------------------------------------------------------------------------------
-------
  Olympic Financial Ltd., 13% Sr. Nts., 5/1/00                                                     100,000
111,500

----------------------------------------------------------------------------------------------------------------
-------
  Wilshire Financial Services Group, Inc., 13% Nts., 1/1/04                                        100,000
101,000

------------

988,725
----------------------------------------------------------------------------------------------------------------
---------
INSURANCE - 0.2%

----------------------------------------------------------------------------------------------------------------
-------
  Terra Nova Insurance (UK) Holdings plc, 10.75% Sr. Nts., 7/1/05                                  100,000
112,826

----------------------------------------------------------------------------------------------------------------
-------
  Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                              (5)               100,000
101,500

------------

214,326
----------------------------------------------------------------------------------------------------------------
---------
HOUSING RELATED - 0.4%
----------------------------------------------------------------------------------------------------------------
---------
BUILDING MATERIALS - 0.1%

----------------------------------------------------------------------------------------------------------------
-------
  Building Materials Corp. of America, 8.625% Sr. Nts., 12/15/06                 (5)                50,000
49,875

----------------------------------------------------------------------------------------------------------------
-------
  Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                                                      100,000
102,000

------------

151,875
----------------------------------------------------------------------------------------------------------------
---------
HOMEBUILDERS/REAL ESTATE - 0.3%

----------------------------------------------------------------------------------------------------------------
-------
  Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec.
  Nts., Series B, 4/1/02                                                                           100,000
108,000

----------------------------------------------------------------------------------------------------------------
-------
  Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11                   (5)               250,000
209,531

------------

317,531
----------------------------------------------------------------------------------------------------------------
---------
MANUFACTURING - 1.1%
----------------------------------------------------------------------------------------------------------------
---------
AEROSPACE/ELECTRONICS/COMPUTERS - 0.5%

----------------------------------------------------------------------------------------------------------------
-------
  Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05                     200,000
223,500

----------------------------------------------------------------------------------------------------------------
-------
  Rohr, Inc., 11.625% Sr. Nts., 5/15/03                                                            100,000
112,500

----------------------------------------------------------------------------------------------------------------
-------
  Unisys Corp.:
  11.75% Sr. Nts., 10/15/04                                                                        150,000
160,688
  15% Credit Sensitive Nts., 7/1/97                                              (3)                50,000
52,750

------------

549,438
----------------------------------------------------------------------------------------------------------------
---------
AUTOMOTIVE - 0.6%

----------------------------------------------------------------------------------------------------------------
-------
  Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06                                150,000
164,063

----------------------------------------------------------------------------------------------------------------
-------
  Foamex LP/Foamex Capital Corp., 11.25% Sr. Nts., 10/1/02                                         100,000
107,000

----------------------------------------------------------------------------------------------------------------
-------
  Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                     150,000
163,500

----------------------------------------------------------------------------------------------------------------
-------
  Lear Corp., 9.50% Sub. Nts., 7/15/06                                                             200,000
214,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
AUTOMOTIVE (CONTINUED)

----------------------------------------------------------------------------------------------------------------
-------
  Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                            $      100,000   $
97,000

------------

745,563
----------------------------------------------------------------------------------------------------------------
---------
CAPITAL GOODS - 0.0%

----------------------------------------------------------------------------------------------------------------
-------
  Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                                           50,000
52,750
----------------------------------------------------------------------------------------------------------------
---------
MEDIA - 3.5%
----------------------------------------------------------------------------------------------------------------
---------
BROADCASTING - 0.4%

----------------------------------------------------------------------------------------------------------------
-------
  Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                                            100,000
101,500

----------------------------------------------------------------------------------------------------------------
-------
  New City Communications, Inc., 11.375% Sr. Sub. Nts., 11/1/03                  (4)                50,000
54,000

----------------------------------------------------------------------------------------------------------------
-------
  Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                      160,000
168,000

----------------------------------------------------------------------------------------------------------------
-------
  Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06                                    100,000
97,750

------------

421,250
----------------------------------------------------------------------------------------------------------------
---------
CABLE TELEVISION - 2.3%

----------------------------------------------------------------------------------------------------------------
-------
  American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04                 (11)               222,316
92,261

----------------------------------------------------------------------------------------------------------------
-------
  Bell Cablemedia plc:
  0%/11.875% Sr. Disc. Nts., 9/15/05                                            (11)               100,000
81,250
  0%/11.95% Sr. Disc. Nts., 7/15/04                                             (11)               300,000
264,000

----------------------------------------------------------------------------------------------------------------
-------
  Cablevision Systems Corp.:
  10.75% Sr. Sub. Debs., 4/1/04                                                                    100,000
104,250
  9.875% Sr. Sub. Nts., 5/15/06                                                                    150,000
154,688

----------------------------------------------------------------------------------------------------------------
-------
  Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07            (11)               300,000
215,250

----------------------------------------------------------------------------------------------------------------
-------
  Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05          (11)               525,000
376,031

----------------------------------------------------------------------------------------------------------------
-------
  EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04              (11)               150,000
124,875

----------------------------------------------------------------------------------------------------------------
-------
  Fundy Cable Ltd./Ltee, 11% Sr. Sec. Second Priority Nts., 11/15/05             (4)               100,000
106,500

----------------------------------------------------------------------------------------------------------------
-------
  Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
  Series B, 11/1/03                                                              (3)               175,000
179,375

----------------------------------------------------------------------------------------------------------------
-------
  International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon
  Nts., Series B, 2/1/06                                                        (11)               360,000
246,600

----------------------------------------------------------------------------------------------------------------
-------
  Marcus Cable Operating Co. LP/Marcus Cable Capital Corp.,
  0%/13.50% Sr. Sub. Gtd. Disc. Nts., Series II, 8/1/04                         (11)               200,000
164,500

----------------------------------------------------------------------------------------------------------------
-------
  Rogers Cablesystems Ltd., 10% Sr. Sec. Second Priority Debs., 12/1/07                            200,000
212,000

----------------------------------------------------------------------------------------------------------------
-------
  TeleWest plc, 0%/11% Sr. Disc. Debs., 10/1/07                                 (11)               500,000
350,000

----------------------------------------------------------------------------------------------------------------
-------
  United International Holdings, Inc., Zero Coupon Sr. Sec.
  Disc. Nts., 12.544%, 11/15/99                                                 (10)                75,000
53,625

------------

2,725,205
----------------------------------------------------------------------------------------------------------------
---------
DIVERSIFIED MEDIA - 0.6%

----------------------------------------------------------------------------------------------------------------
-------
  Ackerley Communications, Inc., 10.75% Sr. Sec. Nts., Series A, 10/1/03                           200,000
213,000

----------------------------------------------------------------------------------------------------------------
-------
  Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07                                (5)               100,000
102,375

----------------------------------------------------------------------------------------------------------------
-------
  Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                                              50,000
52,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
DIVERSIFIED MEDIA (CONTINUED)

----------------------------------------------------------------------------------------------------------------
-------
  Panamsat LP/Panamsat Capital Corp., 9.75% Sr. Sec. Nts., 8/1/00                           $       25,000   $
26,625

----------------------------------------------------------------------------------------------------------------
-------
  Time Warner Entertainment LP/Time Warner, Inc., 8.375% Sr. Debs., 3/15/23                        200,000
203,838

----------------------------------------------------------------------------------------------------------------
-------
  Universal Outdoor, Inc.:
  9.75% Sr. Sub. Nts., 10/15/06                                                                     80,000
82,800
  9.75% Sr. Sub. Nts., 10/15/06                                                  (5)                70,000
72,275

------------

752,913
----------------------------------------------------------------------------------------------------------------
---------
ENTERTAINMENT/FILM - 0.2%

----------------------------------------------------------------------------------------------------------------
-------
  Imax Corp., 7% Sr. Nts., 3/1/01                                                (9)               200,000
205,000
----------------------------------------------------------------------------------------------------------------
---------
OTHER - 0.6%
----------------------------------------------------------------------------------------------------------------
---------
CONGLOMERATES - 0.1%

----------------------------------------------------------------------------------------------------------------
-------
  MacAndrews & Forbes Holdings, Inc., 13% Sub. Debs., 3/1/99                     (4)               175,000
175,875
----------------------------------------------------------------------------------------------------------------
---------
ENVIRONMENTAL - 0.1%

----------------------------------------------------------------------------------------------------------------
-------
  Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06                (5)                85,000
89,569
----------------------------------------------------------------------------------------------------------------
---------
SERVICES - 0.4%

----------------------------------------------------------------------------------------------------------------
-------
  Borg-Warner Security Corp., 9.125% Sr. Sub. Nts., 5/1/03                                         100,000
100,375

----------------------------------------------------------------------------------------------------------------
-------
  Coinstar, Inc., Units (each unit consists of $1,000 principal amount of 0%/13% sr. sub. disc. nts., 10/1/06 and one warrant
  to purchase seven ordinary shares)                                     (4)(11)(12)               100,000
70,200

----------------------------------------------------------------------------------------------------------------
-------
  Empresas ICA Sociedad Controladora SA de CV, 11.875% Nts., 5/30/01                                60,000
63,900

----------------------------------------------------------------------------------------------------------------
-------
  Iron Mountain, Inc., 10.125% Sr. Sub. Nts., 10/1/06                                              100,000
106,500

----------------------------------------------------------------------------------------------------------------
-------
  Mechala Group Jamaica Ltd., 12.75% Bonds, 12/30/99                             (4)                85,000
85,531

----------------------------------------------------------------------------------------------------------------
-------
  Protection One Alarm Monitoring, Inc., 6.75% Cv. Gtd. Sr.
  Sub. Nts., 9/15/03                                                                                75,000
69,000

------------

495,506
----------------------------------------------------------------------------------------------------------------
---------
RETAIL - 0.6%
----------------------------------------------------------------------------------------------------------------
---------
SPECIALTY RETAILING - 0.2%

----------------------------------------------------------------------------------------------------------------
-------
  Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03                                          70,000
75,950

----------------------------------------------------------------------------------------------------------------
-------
  Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                              100,000
105,000

------------

180,950
----------------------------------------------------------------------------------------------------------------
---------
SUPERMARKETS - 0.4%

----------------------------------------------------------------------------------------------------------------
-------
  Grand Union Co., 12% Sr. Nts., 9/1/04                                                            200,000
213,000

----------------------------------------------------------------------------------------------------------------
-------
  Ralph's Grocery Co.:
  10.45% Sr. Nts., 6/15/04                                                                         100,000
106,750
  10.45% Sr. Nts., 6/15/04                                                                         200,000
213,500

------------

533,250
----------------------------------------------------------------------------------------------------------------
---------
TRANSPORTATION - 0.4%
----------------------------------------------------------------------------------------------------------------
---------
AIR TRANSPORTATION - 0.3%

----------------------------------------------------------------------------------------------------------------
-------
  American International Group, Inc., 11.70% Unsec. Unsub.
  Bonds, 12/4/01                                                                     ITL        90,000,000
70,748

----------------------------------------------------------------------------------------------------------------
-------
  Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02                                       250,000
278,750

------------

349,498

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
RAILROADS - 0.1%

----------------------------------------------------------------------------------------------------------------
-------
  Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr.
  Disc. Nts., Series B, 12/15/03                                                (11)        $      200,000   $
161,000
----------------------------------------------------------------------------------------------------------------
---------
UTILITIES - 5.9%
----------------------------------------------------------------------------------------------------------------
---------
ELECTRIC UTILITIES - 1.1%

----------------------------------------------------------------------------------------------------------------
-------
  Beaver Valley II Funding Corp., 9% Second Lease Obligation
  Bonds, 6/1/17                                                                                    199,000
191,538

----------------------------------------------------------------------------------------------------------------
-------
  California Energy, Inc., 0%/10.25% Sr. Disc. Nts., 1/15/04                    (11)               150,000
159,375

----------------------------------------------------------------------------------------------------------------
-------
  Calpine Corp., 10.50% Sr. Nts., 5/15/06                                                          100,000
106,375

----------------------------------------------------------------------------------------------------------------
-------
  El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11                                   250,000
268,750

----------------------------------------------------------------------------------------------------------------
-------
  First PV Funding Corp., 10.30% Lease Obligation Bonds,
  Series 1986A, 1/15/14                                                                            158,000
168,468

----------------------------------------------------------------------------------------------------------------
-------
  New Zealand Electric Corp., 10% Debs., 10/15/01                                    NZD           535,000
413,610

------------

1,308,116
----------------------------------------------------------------------------------------------------------------
---------
TELECOMMUNICATIONS - 4.8%

----------------------------------------------------------------------------------------------------------------
-------
  American Communications Services, Inc., 0%/12.75% Sr.
  Disc. Nts., 4/1/06                                                            (11)               300,000
167,250

----------------------------------------------------------------------------------------------------------------
-------
  Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
  Nts., 3/15/08                                                                 (11)               100,000
57,625

----------------------------------------------------------------------------------------------------------------
-------
  Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts., 11/1/06          (5)(11)               450,000
289,125

----------------------------------------------------------------------------------------------------------------
-------
  Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc. Nts., 12/1/04                 (11)               200,000
165,000

----------------------------------------------------------------------------------------------------------------
-------
  Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04                             (4)(11)               150,000
125,250

----------------------------------------------------------------------------------------------------------------
-------
  Cellular Communications International, Inc., Zero Coupon Sr.
  Disc. Nts., 11.409%, 8/15/00                                                  (10)               600,000
418,500

----------------------------------------------------------------------------------------------------------------
-------
  Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03                         (11)                50,000
45,750

----------------------------------------------------------------------------------------------------------------
-------
  Central Temica Guemes, 12% Bonds, 11/26/01                                     (4)               100,000
101,500

----------------------------------------------------------------------------------------------------------------
-------
  Colt Telecom Group plc, Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06 and one
  warrant to purchase 7.8 ordinary shares)                                  (11)(12)               200,000
121,000

----------------------------------------------------------------------------------------------------------------
-------
  Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon
  Bonds, 11/15/03                                                               (11)               200,000
133,000

----------------------------------------------------------------------------------------------------------------
-------
  Geotek Communications, Inc.:
  0%/15% Sr. Sec. Disc. Nts., 7/15/05                                           (11)               250,000
158,750
  12% Cv. Sr. Sub. Nts., 2/15/01                                                                   250,000
256,250

----------------------------------------------------------------------------------------------------------------
-------
  GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
  Disc. Nts., 12/15/05                                                       (5)(11)                25,000
16,250

----------------------------------------------------------------------------------------------------------------
-------
  GST USA, Inc., 0%/13.875% Bonds, 12/15/05                                     (11)               200,000
123,000
  -----------------------------------------------------------------------------------------------------------------------
  Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts.,
  Series B, 4/15/03                                                             (11)               200,000
114,500

----------------------------------------------------------------------------------------------------------------
-------
  IntelCom Group (USA), Inc.:
  0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06                                         (11)               270,000
177,525
  0%/13.50% Sr. Disc. Nts., 9/15/05                                             (11)               200,000
143,000

----------------------------------------------------------------------------------------------------------------
-------
  Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                                  125,000
106,875

----------------------------------------------------------------------------------------------------------------
-------
  MFS Communications Co., Inc.:
  0%/8.875% Sr. Disc. Nts., 1/15/06                                             (11)               100,000
74,125
  0%/9.375% Sr. Disc. Nts., 1/15/04                                             (11)               300,000
262,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              PRINCIPAL      MARKET
VALUE
                                                                                              AMOUNT(1)        (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
TELECOMMUNICATIONS (CONTINUED)

----------------------------------------------------------------------------------------------------------------
-------
  Occidente y Caribe Celular SA, Units (each unit consists of
  $1,000 principal amount of 0%/14% sr. disc. nts., 3/15/04 and
  one warrant to purchase 5.709 ordinary shares)                         (5)(11)(12)        $      200,000   $
121,000

----------------------------------------------------------------------------------------------------------------
-------
  Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                                                       300,000
313,500

----------------------------------------------------------------------------------------------------------------
-------
  ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                 (5)               160,000
162,800

----------------------------------------------------------------------------------------------------------------
-------
  Petersburg Long Distance, Inc., Units (each unit consists of
  $1,000 principal amount of 0%/14% sr. disc. nts., 6/1/04 and
  one warrant to purchase 34 ordinary shares)                            (5)(11)(12)               300,000
247,500

----------------------------------------------------------------------------------------------------------------
-------
  PriCellular Wireless Corp.:
  0%/12.25% Sr. Sub. Disc. Nts., 10/1/03                                        (11)               150,000
129,000
  0%/14% Sr. Sub. Disc. Nts., 11/15/01                                          (11)               300,000
293,250

----------------------------------------------------------------------------------------------------------------
-------
  Real Time Data, Inc., Units (each unit consists of $1,000
  principal amount of 0%/13.50% sub. disc. nts., 8/15/06 and
  one warrant to purchase six ordinary shares)                           (4)(11)(12)               300,000
165,000

----------------------------------------------------------------------------------------------------------------
-------
  Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
  0%/12.50% Sr. Disc. Nts., 8/15/06                                             (11)               300,000
203,250

----------------------------------------------------------------------------------------------------------------
-------
  Teleport Communications Group, Inc.:
  0%/11.125% Sr. Disc. Nts., 7/1/07                                             (11)               700,000
483,000
  9.875% Sr. Nts., 7/1/06                                                                          100,000
107,500

----------------------------------------------------------------------------------------------------------------
-------
  USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                                        150,000
168,750

----------------------------------------------------------------------------------------------------------------
-------
  Western Wireless Corp., 10.50% Sr. Sub. Nts., 6/1/06                                             200,000
210,250

------------

5,661,575

------------
  Total Corporate Bonds and Notes (Cost $26,794,049)
27,929,730

                                                                                               SHARES
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
COMMON STOCKS - 0.5%
----------------------------------------------------------------------------------------------------------------
---------
  Celcaribe SA                                                               (4)(13)                24,390
41,463

----------------------------------------------------------------------------------------------------------------
-------
  El Paso Electric Co.                                                          (13)                 4,954
32,201

----------------------------------------------------------------------------------------------------------------
-------
  Gillett Holdings, Inc.                                                     (4)(13)                15,000
540,000

----------------------------------------------------------------------------------------------------------------
-------
  MFS Communications, Inc.                                                      (13)                    14
   763

------------
  Total Common Stocks (Cost $374,238)
614,427
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
PREFERRED STOCKS - 2.4%
----------------------------------------------------------------------------------------------------------------
---------
  BankAmerica Corp., 8.375%, Series K                                                                7,000
176,750

----------------------------------------------------------------------------------------------------------------
-------
  BankUnited Capital Trust Preferred Securities                                  (5)                   100
100,125

----------------------------------------------------------------------------------------------------------------
-------
  Cablevision Systems Corp., 8.50% Cum. Cv., Series I                                                4,000
82,000

----------------------------------------------------------------------------------------------------------------
-------
  California Federal Bank, 10.625% Non-Cum., Series B                                                2,500
277,500

----------------------------------------------------------------------------------------------------------------
-------
  CRIIMI MAE, Inc., 10.875% Cum. Cv. Preferred Stock, Series B                                       7,000
203,000

----------------------------------------------------------------------------------------------------------------
-------
  Earthwatch, Inc., 12% Cv. Sr. Preferred Stock, Series C                     (4)(8)                10,000
100,000

----------------------------------------------------------------------------------------------------------------
-------
  El Paso Electric Co., 11.40% Series A Preferred Stock                          (8)                 1,626
182,112

----------------------------------------------------------------------------------------------------------------
-------
  First Nationwide Bank, 11.50% Non-Cum.                                                             1,500
172,125

----------------------------------------------------------------------------------------------------------------
-------
  Fresenius Medical Care Trust, 9% Preferred Securities                                            450,000
459,000

----------------------------------------------------------------------------------------------------------------
-------
  Glendale Federal Bank, F.S.B., 8.75% Non-Cum. Cv., Series E                                        1,000
58,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                             MARKET
VALUE
                                                                                               SHARES          (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
PREFERRED STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
---------
  Kelley Oil & Gas Corp., $2.625 Cv.                                            (13)                 1,000   $
23,875

----------------------------------------------------------------------------------------------------------------
-------
  Panamsat Corp., 12.75% Sr. Preferred Exchangeable                           (4)(8)                   350
429,625

----------------------------------------------------------------------------------------------------------------
-------
  Prime Retail, Inc., $19.00 Cv., Series B                                                           6,000
130,500

----------------------------------------------------------------------------------------------------------------
-------
  SDW Holdings Corp., 15% Cum. Sr. Exchangeable Preferred Stock                  (4)                 3,750
131,250

----------------------------------------------------------------------------------------------------------------
-------
  Time Warner, Inc., 10.25% Preferred, Series M                                  (8)                     1
 1,090

----------------------------------------------------------------------------------------------------------------
-------
  Walden Residential Properties, Inc., 9.16% Cv. Preferred Stock, Series B                          10,000
288,750

------------
  Total Preferred Stocks (Cost $2,675,866)
2,816,452
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
OTHER SECURITIES - 0.1%
----------------------------------------------------------------------------------------------------------------
---------
  MFS Communications Co., Inc., 8% Cv. Depositary Shares
  each Representing 1/100 Share of Dividend Enhanced
  Convertible Stock (Cost $156,459)                                                                  2,000
182,500

                                                                                               UNITS
----------------------------------------------------------------------------------------------------------------
---------
RIGHTS, WARRANTS AND CERTIFICATES - 0.1%
----------------------------------------------------------------------------------------------------------------
---------
  American Telecasting, Inc. Wts., Exp. 6/99                                                         1,500
 2,625

----------------------------------------------------------------------------------------------------------------
-------
  Cellular Communications International, Inc. Wts., Exp. 8/03                    (4)                   300
 6,000

----------------------------------------------------------------------------------------------------------------
-------
  Comunicacion Celular SA Wts., Exp. 11/03                                       (4)                   200
15,000

----------------------------------------------------------------------------------------------------------------
-------
  Eye Care Centers of America, Inc. Wts., Exp. 10/03                             (4)                    70
   315

----------------------------------------------------------------------------------------------------------------
-------
  Geotek Communications, Inc. Wts., Exp. 7/05                                                        7,500
18,750

----------------------------------------------------------------------------------------------------------------
-------
  Hyperion Telecommunications, Inc. Wts., Exp. 4/01                              (4)                   200
 4,000

----------------------------------------------------------------------------------------------------------------
-------
  Icon Health & Fitness, Inc. Wts., Exp. 11/99                                   (4)                   200
10,000

----------------------------------------------------------------------------------------------------------------
-------
  In-Flight Phone Corp. Wts., Exp. 8/02                                                                200
    --

----------------------------------------------------------------------------------------------------------------
-------
  IntelCom Group, Inc. Wts., Exp. 9/05                                                                 825
 7,425

----------------------------------------------------------------------------------------------------------------
-------
  SDW Holdings Corp., Cl. B Wts., Exp. 12/06                                     (4)                   375
 4,875

----------------------------------------------------------------------------------------------------------------
-------
  United International Securities Ltd. Wts., Exp. 11/99                          (4)                   200
 4,000

------------
  Total Rights, Warrants and Certificates (Cost $10,175)
72,990

                                                                                              Principal
                                                                                              Amount(1)
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
STRUCTURED INSTRUMENTS - 4.0%
----------------------------------------------------------------------------------------------------------------
---------
  Bayerische Landesbank Girozentrale, New York Branch,
  7.15% Deutsche Mark Currency Protected Yield Curve CD,
  7/25/97                                                                                   $      130,000
129,974

----------------------------------------------------------------------------------------------------------------
-------
  Canadian Imperial Bank of Commerce, New York Branch:
  13.50% Greek Drachma/Swiss Franc Linked Nts., 2/5/97                                             150,000
151,815
  16.75% CD, 4/16/97 (indexed to the Federation GKO, Zero
  Coupon, 4/9/97)                                                                (4)               100,000
99,700
  17.30% CD, 2/26/97 (indexed to the Federation GKO, Zero
  Coupon, 2/19/97)                                                               (4)               200,000
199,700

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               PRINCIPAL     MARKET
VALUE
                                                                                               AMOUNT(1)       (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
STRUCTURED INSTRUMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
---------
  Goldman, Sachs & Co. Argentina Local Market Securities
  Trust, 11.30%, 4/1/00 [representing debt of Argentina
   (Republic of) Bonos del Tesoro Bonds, Series 10, 5.563%,
  4/1/00 and an interest rate swap between Goldman Sachs
  and the Trust]                                                                 (4)        $      182,608   $
188,315

----------------------------------------------------------------------------------------------------------------
-------
  ING (U.S.) Financial Holdings Corp. Zero Coupon:
  Chilean Peso Linked Nts., with Chilean Sovereign Risk,
  9.05%, 3/12/97                                                                (10)               269,522
262,300
  Korean Won/U.S. Dollar Linked Nts., 10.87%, 6/9/97                            (10)               160,000
148,768
  Nts. Linked to the Greek Drachma/Swiss Franc Exchange
  Rate, 14.829%, 12/4/97                                                        (10)               650,000
551,460

----------------------------------------------------------------------------------------------------------------
-------
  Internationale Nederlanden (U.S.) Capital Holdings Corp. Zero
  Coupon Czech Koruna Linked:
  Nts., 12.267%, 2/18/97                                                        (10) CZK        14,573,624
527,643
  Promissory Nts.:
  12.184%, 6/23/97                                                              (10) CZK         4,380,000
152,097
  12.285%, 6/20/97                                                              (10) CZK        10,614,246
368,933

----------------------------------------------------------------------------------------------------------------
-------
  Lehman Brothers Holdings Zero Coupon:
  Greek Drachma/Swiss Franc Linked Nts., 1.361%, 1/13/97                        (10)               100,000
101,950
  U.S. Dollar Nts. Linked to Greek Drachma/Swiss Franc:
  15.639%, 12/23/97                                                             (10)               300,000
298,980
  15.453%, 12/26/97                                                             (10)               350,000
349,510
  15.499%, 12/30/97                                                             (10)               700,000
700,000

----------------------------------------------------------------------------------------------------------------
-------
  Salomon, Inc., Zero Coupon Chilean Peso-Indexed
  Enhanced Access Nts.:
  9.25%, 3/11/97                                                                (10)                99,713
96,871
  10.116%, 6/17/97                                                              (10)               152,868
144,537

----------------------------------------------------------------------------------------------------------------
-------
  Swiss Bank Corp., New York Branch, 6.60% CD, 1/30/97
  (indexed to the closing Nikkei 225 Index on 1/23/97)                               NZD           362,428
241,063

------------
  Total Structured Instruments (Cost $4,728,667)
4,713,616

                                                                       DATE        STRIKE     CONTRACTS
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
PUT OPTIONS PURCHASED - 0.0%
----------------------------------------------------------------------------------------------------------------
---------
  Deutsche Mark Put Opt.                                               2/97       1.54DEM     2,720,000
17,410
  Italy (Republic of) Treasury Bonds, Buoni del Tesoro
  Poliennali, 9.50%, 5/1/01 Put Opt.                                   7/97       102.30%           395
   119

-------------
  Total Put Options Purchased (Cost $36,228)
17,529

----------------------------------------------------------------------------------------------------------------
-------
  TOTAL INVESTMENTS, AT VALUE (COST $123,793,236)                                                 106.6%
126,561,270

----------------------------------------------------------------------------------------------------------------
-------
  LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (6.6)
(7,844,860)
                                                                                               ---------
-------------
  NET ASSETS                                                                                      100.0%
$118,716,410
                                                                                               ---------
-------------
                                                                                               ---------
-------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

  1.  Principal amount is reported in U.S. Dollars, except for those denoted
      in the following currencies:
  ARP - Argentine Peso                      GBP - British Pound Sterling
  AUD - Australian Dollar                   IDR - Indonesian Rupiah
  CAD - Canadian Dollar                     IEP - Irish Punt
  CZK - Czech Koruna                        ITL - Italian Lira
  DEM - German Deutsche Mark                MXP - Mexican Peso
  DKK - Danish Krone                        MYR - Malaysian Ringgit
  ESP - Spanish Peseta                      NZD - New Zealand Dollar
  FIM - Finnish Markka                      SEK - Swedish Krona
  2.  When-issued security to be delivered and settled after December 31, 1996.
  3.  Represents the current interest rate for a variable rate security.
  4. Identifies issues considered to be illiquid - See applicable note of Notes to Financial Statements.
  5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,681,347 or 3.10% of the Fund's net assets, at December 31, 1996.
  6. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                                      CONTRACTS/
                                                      PRINCIPAL
                                                       SUBJECT      EXPIRATION     EXERCISE      PREMIUM   MARKET
VALUE
                                                       TO CALL         DATE         PRICE        RECEIVED    (NOTE
1)
----------------------------------------------------------------------------------------------------------------
---------
  Call option on Australian Dollar                      515,968        2/97        1.24AUD       $  5,315    $
1,868
  Call option on Australian Dollar                      512,384        2/97        1.249AUD         5,124
2,864
  Call option on Australian Dollar                    1,250,000        3/97        1.25AUD         11,750
6,813
  Call option on Australian Dollar                    1,280,000        3/97        1.2578AUD       11,776
10,752
  Call option on Banco Hipotecario Nacional
   (Argentina) Medium-Term Nts., 10.625%, 8/7/06        400,000        8/00        100.00%          3,680
12,000
  Call option on British Pound                        1,295,000        1/97        1.632GBP        29,163
103,471
  Call option on New Zealand Dollar                     564,771        2/97        1.3988NZD        4,631
3,106
  Call option on New Zealand Dollar                     298,830        2/97        1.4055NZD        2,435
1,584
  Call option on New Zealand Dollar                     440,000        2/97        1.4071NZD        1,122
1,760
  Call option on New Zealand Dollar                     341,136        2/97        1.4071NZD        2,780
1,910
  Call option on New Zealand Dollar                     700,000        3/97        1.413NZD         4,760
4,354
  Call option on New Zealand Dollar                     395,472        3/97        1.416NZD         3,678
2,531
  Call option on New Zealand Dollar                     685,000        3/97        1.424NZD         4,658
5,617
  Call option on New Zealand Dollar                     605,000        3/97        1.4288NZD        4,023
5,929
  Call option on New Zealand Dollar                     490,000        3/97        1.4288NZD        3,259
4,802
  Call option on New Zealand Dollar                   1,330,000        1/97        91.00%          13,092
13,092
  Put option on Germany (Republic of) Bonds,
  Series 118, 5.25%, 2/21/01                            374,662        7/97        99.57%DEM        8,992
1,011
                                                                                                 --------
--------
                                                                                                 $120,238
$183,464
                                                                                                 --------
--------
                                                                                                 --------
--------

  7. Securities with an aggregate market value of $1,411,669 collateralized accounts to cover initial margin requirements on open futures sales contracts. See applicable note of Notes to Financial Statements.
  8.  Interest or dividend is paid in kind.
  9.  Represents the current interest rate for an increasing rate security.
 10. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
 11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

 12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
 13.  Non-income producing security.
















  See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                               PRINCIPAL           MARKET VALUE
                                                                               AMOUNT              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes - 0.3%
---------------------------------------------------------------------------------------------------------------
    Penn Traffic Co., 11.50% Sr. Nts., 4/15/06 (Cost $154,500)                 $    150,000        $    132,000
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 9.2%
---------------------------------------------------------------------------------------------------------------
    ALZA Corp., 5% Cv. Sub. Debs., 5/1/06                                           200,000             193,000
    -----------------------------------------------------------------------------------------------------------
    Apple Computer, Inc., 6% Cv. Sub. Nts., 6/1/01                      (1)         250,000             246,563
    -----------------------------------------------------------------------------------------------------------
    Apple Computer, Inc., 6% Cv. Sub. Nts., 6/1/01                      (2)         100,000              98,625
    -----------------------------------------------------------------------------------------------------------
    Central Garden & Pet Co., 6% Cv. Sub. Nts., 11/15/03                (1)         300,000             297,750
    -----------------------------------------------------------------------------------------------------------
    Cirrus Logic, Inc., 6% Cv. Sub. Nts., 12/15/03                      (1)         400,000             367,000
    -----------------------------------------------------------------------------------------------------------
    Continental Airlines, Inc., 6.75% Cv. Sub. Nts., 4/15/06            (1)         500,000             550,000
    -----------------------------------------------------------------------------------------------------------
    Corporate Express, Inc., 4.50% Cv. Sub. Nts., 7/1/00                (1)         250,000             231,875
    -----------------------------------------------------------------------------------------------------------
    Home Depot, Inc., 3.25% Cv. Sub. Nts., 10/1/01                                  230,000             225,112
    -----------------------------------------------------------------------------------------------------------
    Omnicom Group, Inc., 4.25% Cv. Sub. Debs., 1/3/07                (1)(3)         500,000             510,625
    -----------------------------------------------------------------------------------------------------------
    Platinum Technology, Inc., 6.75% Cv. Sub. Nts., 11/15/01                        500,000             611,875
    -----------------------------------------------------------------------------------------------------------
    Saks Holdings, Inc., 5.50% Cv. Sub. Nts., 9/15/06                               150,000             137,625
    -----------------------------------------------------------------------------------------------------------
    Softkey International, Inc., 5.50% Cv. Sr. Nts., 11/1/00                        300,000             249,375
    -----------------------------------------------------------------------------------------------------------
    Time Warner, Inc., Zero Coupon Cv. Sr. Sub. Nts., 28.10%, 6/22/13   (4)         500,000             215,000
    -----------------------------------------------------------------------------------------------------------
    U.S. Office Products Co., 5.50% Cv. Sub. Nts., 5/15/03              (1)         400,000             370,500
                                                                                                    -----------
    Total Convertible Corporate Bonds and Notes (Cost $4,214,828)                                     4,304,925

                                                                               Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.6%
---------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.8%
---------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.8%
    -----------------------------------------------------------------------------------------------------------
    IMC Global, Inc.                                                                 15,000             586,875
    -----------------------------------------------------------------------------------------------------------
    Olin Corp.                                                                        6,500             244,562
    -----------------------------------------------------------------------------------------------------------
    Potash Corp. of Saskatchewan, Inc.                                                6,000             510,000
                                                                                                    -----------
                                                                                                      1,341,437
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 18.7%
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.8%
    -----------------------------------------------------------------------------------------------------------
    General Motors Corp.                                                              7,000             390,250
---------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 8.4%
    -----------------------------------------------------------------------------------------------------------
    AMR Corp.                                                           (5)           4,500             396,562
    -----------------------------------------------------------------------------------------------------------
    Brinker International, Inc.                                         (5)          16,950             271,200
    -----------------------------------------------------------------------------------------------------------
    Delta Air Lines, Inc.                                                             8,250             584,719
    -----------------------------------------------------------------------------------------------------------
    Eastman Kodak Co.                                                                 2,500             200,625
    -----------------------------------------------------------------------------------------------------------
    Gaylord Entertainment Co., Cl. A                                                  7,500             171,562
    -----------------------------------------------------------------------------------------------------------
    Host Marriott Corp.                                                 (5)          10,000             160,000
    -----------------------------------------------------------------------------------------------------------
    ITT Corp. (New)                                                     (5)          12,500             542,187
    -----------------------------------------------------------------------------------------------------------
    Nintendo Co. Ltd.                                                                10,000             714,224
    -----------------------------------------------------------------------------------------------------------
    Northwest Airlines Corp., Cl. A                                     (5)           5,000             195,625
    -----------------------------------------------------------------------------------------------------------
    Viacom, Inc., Cl. B                                                 (5)          20,000             697,500
                                                                                                    -----------
                                                                                                      3,934,204
---------------------------------------------------------------------------------------------------------------
Media - 5.2%
    -----------------------------------------------------------------------------------------------------------
    Comcast Corp., Cl. A Special                                                     15,000             267,187
    -----------------------------------------------------------------------------------------------------------
    Evergreen Media Corp., Cl. A                                        (5)          12,000             300,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                   MARKET VALUE
                                                                               SHARES              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    Heritage Media Corp., Cl. A                                         (5)          12,500        $    140,625
    -----------------------------------------------------------------------------------------------------------
    Metro Networks, Inc.                                                (5)          17,500             441,875
    -----------------------------------------------------------------------------------------------------------
    SFX Broadcasting, Inc., Cl. A                                       (5)          12,500             371,875
    -----------------------------------------------------------------------------------------------------------
    Tele-Communications, Inc. (New), TCI Group, Series A                (5)           5,000              65,312
    -----------------------------------------------------------------------------------------------------------
    Time Warner, Inc.                                                                 6,000             225,000
    -----------------------------------------------------------------------------------------------------------
    U S West Media Group                                                (5)          17,500             323,750
    -----------------------------------------------------------------------------------------------------------
    World Color Press, Inc.                                             (5)          15,000             288,750
                                                                                                    -----------
                                                                                                      2,424,374
---------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.8%
    -----------------------------------------------------------------------------------------------------------
    Dillard Department Stores, Inc., Cl. A                                           10,000             308,750
    -----------------------------------------------------------------------------------------------------------
    Federated Department Stores, Inc.                                   (5)          16,000             546,000
                                                                                                    -----------
                                                                                                        854,750
---------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.5%
    -----------------------------------------------------------------------------------------------------------
    Alco Standard Corp.                                                               8,000             413,000
    -----------------------------------------------------------------------------------------------------------
    Gap, Inc. (The)                                                                   2,500              75,312
    -----------------------------------------------------------------------------------------------------------
    Intelligent Electronics, Inc.                                       (5)          45,000             360,000
    -----------------------------------------------------------------------------------------------------------
    Intimate Brands, Inc., Cl. A                                                      7,500             127,500
    -----------------------------------------------------------------------------------------------------------
    Limited, Inc.                                                                    10,000             183,750
                                                                                                     ----------
                                                                                                      1,159,562
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 12.4%
---------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.6%
    -----------------------------------------------------------------------------------------------------------
    Cott Corp.                                                                       40,000             290,000
---------------------------------------------------------------------------------------------------------------
FOOD - 1.3%
    -----------------------------------------------------------------------------------------------------------
    Dominick's Supermarkets, Inc.                                       (5)          15,000             326,250
    -----------------------------------------------------------------------------------------------------------
    H.J. Heinz Co.                                                                    7,500             268,125
                                                                                                    -----------
                                                                                                        594,375
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 1.2%
    -----------------------------------------------------------------------------------------------------------
    Pharmacia & Upjohn, Inc.                                                         10,000             396,250
    -----------------------------------------------------------------------------------------------------------
    Schering-Plough Corp.                                                             2,500             161,875
                                                                                                    -----------
                                                                                                        558,125
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 5.6%
    -----------------------------------------------------------------------------------------------------------
    American Medical Response, Inc.                                     (5)          31,000           1,007,500
    -----------------------------------------------------------------------------------------------------------
    Columbia/HCA Healthcare Corp.                                                     5,250             213,937
    -----------------------------------------------------------------------------------------------------------
    Guidant Corp.                                                                     9,500             541,500
    -----------------------------------------------------------------------------------------------------------
    MedPartners/Mullikin, Inc.                                          (5)          10,000             210,000
    -----------------------------------------------------------------------------------------------------------
    OrNda Healthcorp                                                    (5)          10,000             292,500
    -----------------------------------------------------------------------------------------------------------
    Ventritex, Inc.                                                     (5)          15,000             369,375
                                                                                                    -----------
                                                                                                      2,634,812
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.1%
    -----------------------------------------------------------------------------------------------------------
    Kimberly-Clark Corp.                                                              3,500             333,375
    -----------------------------------------------------------------------------------------------------------
    Tambrands, Inc.                                                                   4,000             163,500
                                                                                                    -----------
                                                                                                        496,875
---------------------------------------------------------------------------------------------------------------
TOBACCO - 2.6%
    -----------------------------------------------------------------------------------------------------------
    Philip Morris Cos., Inc.                                                          8,750             985,469
    -----------------------------------------------------------------------------------------------------------
    RJR Nabisco Holdings Corp.                                                        7,500             255,000
                                                                                                    -----------
                                                                                                      1,240,469
---------------------------------------------------------------------------------------------------------------
ENERGY - 1.7%
---------------------------------------------------------------------------------------------------------------
    Apache Corp.                                                                      2,500              88,437

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                   MARKET VALUE
                                                                               SHARES              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
---------------------------------------------------------------------------------------------------------------
    Kerr-McGee Corp.                                                                  3,000        $    216,000
    -----------------------------------------------------------------------------------------------------------
    Tidewater, Inc.                                                                   3,000             135,750
    -----------------------------------------------------------------------------------------------------------
    Weatherford Enterra, Inc.                                           (5)           7,000             210,000
    -----------------------------------------------------------------------------------------------------------
    Western Atlas, Inc.                                                 (5)           2,000             141,750
                                                                                                   ------------
                                                                                                        791,937
---------------------------------------------------------------------------------------------------------------
FINANCIAL - 12.9%
---------------------------------------------------------------------------------------------------------------
BANKS - 5.4%
    -----------------------------------------------------------------------------------------------------------
    Boatmen's Bancshares, Inc.                                                        4,000             258,000
    -----------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New)                                                       8,750             780,937
    -----------------------------------------------------------------------------------------------------------
    Commonwealth Bancorp, Inc.                                                       10,000             150,000
    -----------------------------------------------------------------------------------------------------------
    First Commerce Corp.                                                              6,500             252,687
    -----------------------------------------------------------------------------------------------------------
    First Union Corp.                                                                 3,250             240,500
    -----------------------------------------------------------------------------------------------------------
    Fleet Financial Group, Inc.                                                       9,500             473,813
    -----------------------------------------------------------------------------------------------------------
    J.P. Morgan & Co., Inc.                                                           2,250             219,656
    -----------------------------------------------------------------------------------------------------------
    Standard Federal Bancorporation                                                   2,500             142,188
                                                                                                   ------------
                                                                                                      2,517,781
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.0%
    -----------------------------------------------------------------------------------------------------------
    Advanta Corp., Cl. B                                                             20,000             817,500
    -----------------------------------------------------------------------------------------------------------
    American Express Co.                                                              8,750             494,375
    -----------------------------------------------------------------------------------------------------------
    Dean Witter, Discover & Co.                                                       8,500             563,125
    -----------------------------------------------------------------------------------------------------------
    Fannie Mae                                                                        3,000             111,750
    -----------------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp.                                                  1,000             110,125
    -----------------------------------------------------------------------------------------------------------
    Travelers Group, Inc.                                                             6,000             272,250
                                                                                                   ------------
                                                                                                      2,369,125
---------------------------------------------------------------------------------------------------------------
INSURANCE - 2.5%
    -----------------------------------------------------------------------------------------------------------
    Allstate Corp.                                                                    8,000             463,000
    -----------------------------------------------------------------------------------------------------------
    Everest Reinsurance Holdings, Inc.                                               14,500             416,875
    -----------------------------------------------------------------------------------------------------------
    IPC Holdings Ltd.                                                                12,500             279,688
                                                                                                   ------------
                                                                                                      1,159,563
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 4.8%
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
    -----------------------------------------------------------------------------------------------------------
    Raychem Corp.                                                                     2,500             200,313
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.4%
    -----------------------------------------------------------------------------------------------------------
    Cognizant Corp.                                                                   8,500             280,500
    -----------------------------------------------------------------------------------------------------------
    DecisionOne Holdings Corp.                                          (5)          15,000             247,500
    -----------------------------------------------------------------------------------------------------------
    ICTS International NV                                               (5)          32,500             329,063
    -----------------------------------------------------------------------------------------------------------
    Intelligroup, Inc.                                                  (5)          12,500             137,500
    -----------------------------------------------------------------------------------------------------------
    Viad Corp.                                                                        8,000             132,000
                                                                                                   ------------
                                                                                                      1,126,563
---------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.0%
    -----------------------------------------------------------------------------------------------------------
    AGCO Corp.                                                                        5,000             143,125
    -----------------------------------------------------------------------------------------------------------
    American Standard Cos., Inc.                                        (5)          13,500             516,375
    -----------------------------------------------------------------------------------------------------------
    Brown & Sharpe Manufacturing Co.                                    (5)          20,000             280,000
                                                                                                   ------------
                                                                                                        939,500
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 20.7%
---------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.4%
    -----------------------------------------------------------------------------------------------------------
    Boeing Co.                                                                        3,168             336,996
    -----------------------------------------------------------------------------------------------------------
    Lockheed Martin Corp.                                                             3,500             320,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                   MARKET VALUE
                                                                               SHARES              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    Raytheon Co.                                                                      2,500        $    120,313
    -----------------------------------------------------------------------------------------------------------
    Rockwell International Corp.                                                      2,000             121,750
    -----------------------------------------------------------------------------------------------------------
    Sundstrand Corp.                                                                  4,500             191,250
    -----------------------------------------------------------------------------------------------------------
    TRW, Inc.                                                                        10,000             495,000
                                                                                                   ------------
                                                                                                      1,585,559
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 7.8%
    -----------------------------------------------------------------------------------------------------------
    Adaptec, Inc.                                                       (5)           8,000             320,000
    -----------------------------------------------------------------------------------------------------------
    Cabletron Systems, Inc.                                             (5)          17,500             581,875
    -----------------------------------------------------------------------------------------------------------
    Ingram Micro, Inc., Cl. A                                           (5)           5,000             115,000
    -----------------------------------------------------------------------------------------------------------
    International Business Machines Corp.                                             5,000             755,000
    -----------------------------------------------------------------------------------------------------------
    Lexmark International Group, Inc., Cl. A                            (5)          14,000             386,750
    -----------------------------------------------------------------------------------------------------------
    Read-Rite Corp.                                                     (5)          10,000             252,500
    -----------------------------------------------------------------------------------------------------------
    Seagate Technology                                                  (5)          18,000             711,000
    -----------------------------------------------------------------------------------------------------------
    Sun Microsystems, Inc.                                              (5)          22,000             565,125
                                                                                                   ------------
                                                                                                      3,687,250
---------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.9%
    -----------------------------------------------------------------------------------------------------------
    Electronic Data Systems Corp.                                                     4,500             194,625
    -----------------------------------------------------------------------------------------------------------
    First Data Corp.                                                                  5,000             182,500
    -----------------------------------------------------------------------------------------------------------
    Informix Corp.                                                      (5)          10,000             203,750
    -----------------------------------------------------------------------------------------------------------
    PLATINUM Technology, Inc.                                           (5)          12,500             170,313
    -----------------------------------------------------------------------------------------------------------
    Structural Dynamics Research Corp.                                  (5)          37,500             750,000
    -----------------------------------------------------------------------------------------------------------
    Versant Object Technology Corp.                                     (5)          10,000             186,250
    -----------------------------------------------------------------------------------------------------------
    Worldtalk Corp.                                                     (5)          20,000             150,000
                                                                                                   ------------
                                                                                                      1,837,438
---------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.6%
    -----------------------------------------------------------------------------------------------------------
    ADT Ltd.                                                            (5)          10,000             228,750
    -----------------------------------------------------------------------------------------------------------
    Applied Materials, Inc.                                             (5)           2,000              71,875
    -----------------------------------------------------------------------------------------------------------
    Intel Corp.                                                                       1,250             163,672
    -----------------------------------------------------------------------------------------------------------
    LSI Logic Corp.                                                     (5)          10,000             267,500
    -----------------------------------------------------------------------------------------------------------
    Novellus Systems, Inc.                                              (5)           2,250             121,922
    -----------------------------------------------------------------------------------------------------------
    Waters Corp.                                                        (5)          27,500             835,313
                                                                                                   ------------
                                                                                                      1,689,032
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.0%
    -----------------------------------------------------------------------------------------------------------
    Cisco Systems, Inc.                                                 (5)           1,500              95,438
    -----------------------------------------------------------------------------------------------------------
    LCI International, Inc.                                             (5)          12,500             268,750
    -----------------------------------------------------------------------------------------------------------
    MCI Communications Corp.                                                         12,500             408,594
    -----------------------------------------------------------------------------------------------------------
    WorldCom, Inc.                                                      (5)           1,500              39,094
    -----------------------------------------------------------------------------------------------------------
    XLConnect Solutions, Inc.                                           (5)           5,000             143,750
                                                                                                   ------------
                                                                                                        955,626
---------------------------------------------------------------------------------------------------------------
UTILITIES - 0.6%
---------------------------------------------------------------------------------------------------------------
    GTE Corp.                                                                         6,250             284,375
                                                                                                   ------------
    Total Common Stocks (Cost $31,800,395)                                                           35,063,295
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 5.3%
---------------------------------------------------------------------------------------------------------------
    Cablevision Systems Corp., 8.50% Cum. Cv., Series I                               7,500             153,750
    -----------------------------------------------------------------------------------------------------------
    Host Marriott Financial Trust, 6.75% Cv. Preferred Stock            (1)(5)       10,000             535,000
    -----------------------------------------------------------------------------------------------------------
    K-Mart Financing I, 7.75% Cv. Preferred Stock                                     7,500             365,625

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                   MARKET VALUE
                                                                               SHARES              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
    Microsoft Corp., $2.196 Cv., Series A                                             2,500        $    200,313
    -----------------------------------------------------------------------------------------------------------
    SFX Broadcasting, Inc., 6.50% Cv. Preferred, Series D                  (1)        5,000             231,875
    -----------------------------------------------------------------------------------------------------------
    SunAmerica, Inc., $3.188 Cv. Preferred Equity Redemption Cum. Stock    (5)       12,500             528,125
    -----------------------------------------------------------------------------------------------------------
    Trans World Airlines, Inc., 8% Cum. Cv. Exchangeable Preferred Stock   (1)       10,000             242,500
    -----------------------------------------------------------------------------------------------------------
    Vanstar Financing Trust, 6.75% Cv. Preferred Stock                     (1)        5,000             260,000
                                                                                                   ------------
    Total Preferred Stocks (Cost $2,706,706)                                                          2,517,188
---------------------------------------------------------------------------------------------------------------
Other Securities - 4.8%
---------------------------------------------------------------------------------------------------------------
    AnnTaylor Finance Trust, 8.50% Cv. Trust Originated
    Preferred Securities                                                              7,500             393,750
    -----------------------------------------------------------------------------------------------------------
    Elsag Bailey Financing Trust, 5.50% Cv. Trust Originated
    Preferred Securities                                                   (1)        7,500             270,000
    -----------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., 6% Cv. Preferred, Structured
    Yield Product Exchangeable for Cox Communications, Inc.
    Common Stock                                                                     17,500             389,375
    -----------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., 6.25% Structured Yield Product
    Exchangeable for Stock of IMC Global, Inc.                                       10,000             401,250
    -----------------------------------------------------------------------------------------------------------
    Salomon, Inc., 7.625% Cv. Preferred, Debt Exchangeable for
    Common Stock of Financial Security Assurance Holdings Ltd.                        6,800             209,950
    -----------------------------------------------------------------------------------------------------------
    Wendy's Financing I/Wendy's International, Inc., 5% Cum.
    Cv. Preferred Stock, Series A                                                     5,000             260,000
    -----------------------------------------------------------------------------------------------------------
    Westinghouse Electric Corp., Participating Equity Preferred
    Shares, $1.30 Cv., Series C                                            (1)       20,000             357,500
                                                                                                   ------------
    Total Other Securities (Cost $2,219,700)                                                          2,281,825

                                                                               PRINCIPAL           MARKET VALUE
                                                                               AMOUNT              (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.4%
---------------------------------------------------------------------------------------------------------------
    Repurchase agreement with Goldman, Sachs & Co.,
    6.52%, dated 12/31/96, to be repurchased at $3,001,087
    on 1/2/97, collateralized by U.S. Treasury Nts.,
    5.50%-7.50%, 7/15/99-8/15/05, with a value of $3,068,784
    (Cost $3,000,000)                                                          $  3,000,000           3,000,000
    -----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT VALUE (COST $44,096,129)                                    100.6%         47,299,233
    -----------------------------------------------------------------------------------------------------------
    LIABILITIES IN EXCESS OF OTHER ASSETS                                              (0.6)           (289,989)
                                                                               ------------        ------------
     NET ASSETS                                                                       100.0%       $ 47,009,244
                                                                               ------------        ------------
                                                                               ------------        ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

     1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,471,188 or 9.51% of the Fund's net assets, at December 31, 1996.
     2. Identifies issues considered to be illiquid - See applicable note of Notes to Financial Statements.
     3. When-issued security to be delivered and settled after December 31, 1996.
     4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
     5.  Non-income producing security.


     See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                                        OPPENHEIMER
                                                            OPPENHEIMER    OPPENHEIMER    OPPENHEIMER     CAPITAL
     OPPENHEIMER
                                                               MONEY       HIGH INCOME       BOND       APPRECIATION
    GROWTH
                                                               FUND           FUND           FUND           FUND
         FUND

------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * ) (including repurchase
 agreements **) - see accompanying statements              $126,653,598   $188,944,878   $454,375,154   $624,437,033
 $282,517,247
Unrealized appreciation on forward foreign currency
 exchange contracts - See applicable note                       --             214,142        493,660       --
          --
Cash                                                             46,464      1,661,545        283,522      1,370,404
      402,646
Receivables:
   Closed forward foreign currency exchange contracts           --              39,075        160,642       --
          --
   Daily variation on futures contracts -
    See applicable note                                         --             --             --            --
          --
   Dividends, interest and principal paydowns                   279,382      2,648,895      5,918,417         87,611
      209,594
   Shares of beneficial interest sold                         3,274,696         48,723        257,841        743,805
      265,873
   Investments sold                                             --           2,034,126        105,013      3,398,148
    6,576,480
Other                                                             5,797          5,662         22,853          7,041
        5,364

------------------------------------------------------------------------
   Total assets                                             130,259,937    195,597,046    461,617,102    630,044,042
  289,977,204

------------------------------------------------------------------------
LIABILITIES:
Options written, at value (premiums received ***)
 - see accompanying statements and notes                        --              85,670        135,465       --
          --
Unrealized depreciation on forward foreign currency
 exchange contracts - See applicable note                       --                 817            840       --
          --
Payables and other liabilities:
   Closed forward foreign currency exchange contracts           --              73,512        194,781       --
          --
   Daily variation on futures contracts - See
    applicable note                                             --              16,431         51,600        627,000
      --
   Dividends                                                    207,568        --             --            --
          --
   Custodian fees                                                 9,988         21,606         18,186         12,417
       28,869
   Investments purchased (including those purchased
    on a when-issued basis ****) - See applicable note          --           3,985,947     34,639,233      9,598,112
    3,846,972
   Shares of beneficial interest redeemed                       298,879         87,930         47,480      2,324,434
      145,589
   Other                                                         24,982         31,760         90,572         89,807
       35,624

------------------------------------------------------------------------
      Total liabilities                                         541,417      4,303,673     35,178,157     12,651,770
    4,057,054

------------------------------------------------------------------------
NET ASSETS                                                 $129,718,520   $191,293,373   $426,438,945   $617,392,272
 $285,920,150

------------------------------------------------------------------------

------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $129,733,901   $180,181,078   $418,133,217   $481,442,351
 $210,289,842
Undistributed net investment income                             --             913,946      1,873,402      1,479,312
    1,631,413
Accumulated net realized gain (loss) from investments
 and foreign currency transactions                              (15,381)      (367,314)     1,330,823     29,248,149
   16,943,396
Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                          --          10,565,663      5,101,503    105,222,460
   57,055,499

------------------------------------------------------------------------
NET ASSETS                                                 $129,718,520   $191,293,373   $426,438,945   $617,392,272
 $285,920,150

------------------------------------------------------------------------

------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING                   129,733,922     17,186,015     36,675,439     15,949,976
   10,495,044
NET ASSET VALUE, REDEMPTION PRICE AND
 OFFERING PRICE PER SHARE                                         $1.00         $11.13         $11.63         $38.71
 $      27.24
Cost                                                       $126,653,598   $178,526,490   $449,692,946   $519,731,267
 $225,461,748
**Repurchase agreements                                         --        $ 12,900,000   $ 14,000,000   $138,000,000
 $ 73,000,000
***Premiums received                                            --        $     42,285   $     80,184       --
          --
****When-issued basis                                           --        $  1,137,309   $ 23,817,266       --
          --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                             OPPENHEIMER  OPPENHEIMER  OPPENHEIMER  OPPENHEIMER
                                                              MULTIPLE      GLOBAL      STRATEGIC     GROWTH
                                                             STRATEGIES   SECURITIES      BOND         BOND
                                                                FUND        FUND          FUND         FUND
                                                           ------------------------------------------------------
ASSETS:
Investments, at value (cost * ) (including repurchase
 agreements **) - see accompanying statements              $490,493,991  $588,435,102  $126,561,270  $47,299,233
Unrealized appreciation on forward foreign currency
 exchange contracts - See applicable note                     --            2,384,877       177,714       --
Cash                                                            382,731       249,257     1,078,050      347,450
Receivables:
   Closed forward foreign currency exchange contracts           --            141,470        31,726       --
   Daily variation on futures contracts -
    See applicable note                                         --            --            112,480       --
   Dividends, interest and principal paydowns                 3,758,618       729,667     2,037,566       84,424
   Shares of beneficial interest sold                           250,065       325,558        70,406      102,680
   Investments sold                                             382,810       965,585       447,735       --
Other                                                             8,366         7,129         3,551        3,067
                                                           ------------------------------------------------------
  Total assets                                              495,276,581   593,238,645   130,520,498   47,836,854
                                                           ------------------------------------------------------
LIABILITIES:
Options written, at value (premiums received ***)
 - see accompanying statements and notes                      2,402,150       --            183,464       --
Unrealized depreciation on forward foreign currency
 exchange contracts - See applicable note                       --            259,966        --           --
Payables and other liabilities:
   Closed forward foreign currency exchange contracts           --            --              8,704       --
   Daily variation on futures contracts - See
    applicable note                                             --            --              1,000       --
   Dividends                                                    --            --             --           --
   Custodian fees                                                34,558       144,157        15,974       12,963
   Investments purchased (including those purchased
    on a when-issued basis ****) - See applicable note        8,378,745    10,463,998    10,988,361      755,000
   Shares of beneficial interest redeemed                       133,561       229,118       581,333       39,701
   Other                                                         42,087        61,217        25,252       19,946
                                                           ------------------------------------------------------
      Total liabilities                                      10,991,101    11,158,456    11,804,088      827,610
                                                           ------------------------------------------------------
NET ASSETS                                                 $484,285,480  $582,080,189  $118,716,410  $47,009,244
                                                           ------------------------------------------------------
                                                           ------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $400,616,188  $508,449,760  $114,926,697  $41,140,854
Undistributed net investment income                             961,193     7,724,243       751,089       12,643
Accumulated net realized gain (loss) from investments
 and foreign currency transactions                           17,756,534   (17,047,799)       33,221    2,652,643
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated
  in foreign currencies                                      64,951,565    82,953,985     3,005,403    3,203,104
                                                           ------------------------------------------------------
NET ASSETS                                                 $484,285,480  $582,080,189  $118,716,410  $47,009,244
                                                           ------------------------------------------------------
                                                           ------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING                    30,992,794    32,946,137    23,316,322    2,870,820
NET ASSET VALUE, REDEMPTION PRICE AND
 OFFERING PRICE PER SHARE                                  $      15.63  $      17.67         $5.09  $     16.37
*Cost                                                      $424,386,458  $507,602,388  $123,793,236  $44,096,129
**Repurchase agreements                                    $ 73,600,000  $ 60,500,000        --      $ 3,000,000
***Premiums received                                       $  1,235,136       --       $    120,238       --
****When-issued basis                                      $  6,145,771       --       $ 10,061,458  $   500,000

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                        OPPENHEIMER
                                                            OPPENHEIMER   OPPENHEIMER    OPPENHEIMER      CAPITAL
     OPPENHEIMER
                                                               MONEY      HIGH INCOME       BOND        APPRECIATION
    GROWTH
                                                               FUND          FUND           FUND            FUND
         FUND

------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes of *)                   $5,465,680    $14,989,197    $22,103,878     $ 4,761,662
  $ 1,546,005

Dividends (net of withholding taxes of **)                     --            722,664        118,899         255,664
    1,313,796

------------------------------------------------------------------------
   Total income                                             5,465,680     15,711,861     22,222,777       5,017,326
    2,859,801

------------------------------------------------------------------------
EXPENSES:
Management fees - See applicable note                         445,899      1,177,754      2,188,350       3,382,840
    1,139,255
Custodian fees and expenses                                    18,295         59,180         39,017          38,039
       30,306
Legal and auditing fees                                        13,168         16,801         13,317          14,799
       13,953
Insurance expenses                                              3,668          5,140          6,266           8,469
        4,605
Trustees' fees and expenses                                     2,377          3,406          4,796           4,586
        2,165
Registration and filing fees                                    3,693         18,035         68,766          71,749
       45,206
Other                                                           2,326            602          1,179             507
          618

------------------------------------------------------------------------
   Total expenses                                             489,426      1,280,918      2,321,691       3,520,989
    1,236,108

------------------------------------------------------------------------
Less reimbursement of expenses by
   OppenheimerFunds, Inc. - See applicable note                --              --             --              --
         (27,276)

------------------------------------------------------------------------
   Net expenses                                               489,426      1,280,918      2,321,691       3,520,989
    1,208,832

------------------------------------------------------------------------
NET INVESTMENT INCOME                                       4,976,254     14,430,943     19,901,086       1,496,337
    1,650,969

------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments:
   Unaffiliated companies                                       2,966      2,988,616      1,627,695      29,669,378
   17,101,200
   Affiliated companies                                        --               --             --             --
           --
Closing of futures contracts                                   --           (110,588)      (317,839)       (99,708)
        --
Closing and expiration of options written                      --            256,826        111,765           --
           --
Foreign currency transactions                                  --            198,737        848,023           --
           --
Net change in unrealized appreciation or
   depreciation on:
Investments                                                    --          4,835,153     (5,057,017)     42,247,113
   52,525,464
Translation of assets and liabilities denominated
    in foreign currencies                                      --              5,267        314,977           --
           --

------------------------------------------------------------------------
Net realized and unrealized gain (loss)                         2,966      8,174,011     (2,472,396)     71,816,783
   69,626,664

------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $4,979,220    $22,604,954    $17,428,690     $73,313,120
  $71,277,633

------------------------------------------------------------------------

------------------------------------------------------------------------
*Interest                                                      --        $    10,053    $    27,906           --
           --
**Dividends                                                    --               --            --              --
           --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                          OPPENHEIMER  OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                                           MULTIPLE      GLOBAL       STRATEGIC     GROWTH &
                                                          STRATEGIES   SECURITIES       BOND         INCOME
                                                             FUND         FUND          FUND          FUND
                                                        ------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes of *)                $20,239,476   $ 2,558,378    $ 7,601,520   $  279,949
Dividends (net of withholding taxes of **)                3,975,470     6,284,482        102,704      239,716
                                                        ------------------------------------------------------
   Total income                                          24,214,946     8,842,860      7,704,224      519,665
                                                        ------------------------------------------------------
EXPENSES:
Management fees - See applicable note                     3,132,569     3,395,740        618,338      160,819
Custodian fees and expenses                                  80,873       292,641         47,774       28,358
Legal and auditing fees                                      22,096        20,195         11,149        8,682
Insurance expenses                                            8,720         8,139          3,117        1,853
Trustees' fees and expenses                                   9,483         4,647            937        2,157
Registration and filing fees                                 28,677        44,572         17,357       11,310
Other                                                         5,519         1,196            776        2,930
                                                        ------------------------------------------------------
   Total expenses                                         3,287,937     3,767,130        699,448      216,109
                                                        ------------------------------------------------------
Less reimbursement of expenses by
   OppenheimerFunds, Inc. - See applicable note              --            --             --             --
                                                        ------------------------------------------------------
   Net expenses                                           3,287,937     3,767,130        699,448      216,109
                                                        ------------------------------------------------------
NET INVESTMENT INCOME                                    20,927,009     5,075,730      7,004,776      303,556
                                                        ------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments:
   Unaffiliated companies                                17,262,810    13,879,186      1,992,319    2,651,709
   Affiliated companies                                     --             20,580         --            --
Closing of futures contracts                                --             --           (200,568)       --
Closing and expiration of options written                 1,047,239        --              6,447        4,530
Foreign currency transactions                               284,643    (2,124,032)        37,472        1,517
Net change in unrealized appreciation or
 depreciation on:
Investments                                              23,243,765    61,185,137        938,418    2,697,929
Translation of assets and liabilities denominated
 in foreign currencies                                     (451,671)   (2,041,403)       225,934        --
                                                        ------------------------------------------------------

Net realized and unrealized gain (loss)                  41,386,786    70,919,468      3,000,022    5,355,685
                                                        ------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $62,313,795   $75,995,198    $10,004,798   $5,659,241
                                                        ------------------------------------------------------
                                                        ------------------------------------------------------

*Interest                                               $    18,557        --        $    20,561        --
**Dividends                                             $    86,118   $   397,043         --       $    1,148

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                    OPPENHEIMER                     OPPENHEIMER
                                                                       MONEY                        HIGH INCOME
                                                                        FUND                           FUND

-----------------------------------------------------------
                                                                  1996          1995             1996           1995


-----------------------------------------------------------
OPERATIONS:
Net investment income                                        $  4,976,254   $  4,149,627     $ 14,430,943   $
11,343,977
Net realized gain (loss)                                            2,966          5,356        3,333,591
622,733
Net change in unrealized appreciation or depreciation                  --             --        4,840,420
9,413,001

-----------------------------------------------------------
Net increase in net assets resulting from operations            4,979,220      4,154,983       22,604,954
21,379,711
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                           (4,976,254)    (4,149,626)     (15,283,448)
(12,039,383)
Distributions from net realized gain                                   --             --               --
    --
Distributions in excess of net realized gain                           --             --               --
    --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
  beneficial interest transactions - See applicable note       64,329,094    (24,289,814)      50,521,087
28,412,143

-----------------------------------------------------------
NET ASSETS:
Total increase (decrease)                                      64,332,060    (24,284,457)      57,842,593
37,752,471
Beginning of period                                            65,386,460     89,670,917      133,450,780
95,698,309

-----------------------------------------------------------
End of period                                                $129,718,520   $ 65,386,460     $191,293,373
$133,450,780

-----------------------------------------------------------

-----------------------------------------------------------
Undistributed (overdistributed) net investment income        $          0   $          0     $    913,946   $
1,473,129

                                                                   OPPENHEIMER
                                                                       BOND
                                                                       FUND
                                                            ----------------------------
                                                                 1996           1995
                                                            ----------------------------
OPERATIONS:
Net investment income                                       $ 19,901,086    $ 11,813,502
Net realized gain (loss)                                       2,269,644       1,310,131
Net change in unrealized appreciation or depreciation         (4,742,040)     13,318,419
                                                            ----------------------------
Net increase in net assets resulting from operations          17,428,690      26,442,052
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                         (20,181,337)    (11,209,883)
Distributions from net realized gain                            (133,010)             --
Distributions in excess of net realized gain                          --              --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - See applicable note    218,092,832      60,932,217
                                                            ----------------------------
NET ASSETS:

Total increase (decrease)                                    215,207,175      76,164,386
Beginning of period                                          211,231,770     135,067,384
                                                            ----------------------------
End of period                                               $426,438,945    $211,231,770
                                                            ----------------------------
                                                            ----------------------------
Undistributed (overdistributed) net investment income       $  1,873,402    $  1,342,481

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                       OPPENHEIMER
                                                                         CAPITAL                      OPPENHEIMER
                                                                      APPRECIATION                      GROWTH
                                                                         FUND                            FUND

-----------------------------------------------------------
                                                                  1996           1995             1996          1995


-----------------------------------------------------------
OPERATIONS:
Net investment income                                        $  1,496,337   $  1,123,451     $  1,650,969   $
1,297,719
Net realized gain (loss)                                       29,569,670     22,379,477       17,101,200
8,674,291
Net change in unrealized appreciation or depreciation          42,247,113     47,042,428       14,349,688
16,396,856

-----------------------------------------------------------
Net increase in net assets resulting from operations           73,313,120     70,545,356       33,101,857
26,368,866
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                           (1,132,964)      (719,183)      (1,310,185)
(821,641)
Distributions from net realized gain                          (21,289,429)      (363,458)      (8,706,724)
(973,385)
Distributions in excess of net realized gain                           --             --               --
    --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - See applicable note     241,097,454     70,167,835      145,125,312
29,852,876

-----------------------------------------------------------
NET ASSETS:
Total increase (decrease)                                     291,988,181    139,630,550      168,210,260
54,426,716
Beginning of period                                           325,404,091    185,773,541      117,709,890
63,283,174

-----------------------------------------------------------
End of period                                                $617,392,272   $325,404,091     $285,920,150
$117,709,890

-----------------------------------------------------------

-----------------------------------------------------------
Undistributed (overdistributed) net investment income        $  1,479,312   $  1,115,939     $  1,631,413   $
1,290,629

                                                                      OPPENHEIMER
                                                                       MULTIPLE
                                                                      STRATEGIES
                                                                        FUND
                                                             ---------------------------
                                                                 1996           1995
                                                             ---------------------------
OPERATIONS:
Net investment income                                        $ 20,927,009   $ 16,593,514
Net realized gain (loss)                                       18,594,692      8,275,324
Net change in unrealized appreciation or depreciation          22,792,094     39,976,755
                                                             ---------------------------
Net increase in net assets resulting from operations           62,313,795     64,845,593
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                          (21,290,805)   (16,066,432)
Distributions from net realized gain                           (9,273,309)    (8,717,288)
Distributions in excess of net realized gain                           --             --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - See applicable note      71,272,635     49,134,087
                                                             ---------------------------
NET ASSETS:
Total increase (decrease)                                     103,022,316     89,195,960
Beginning of period                                           381,263,164    292,067,204
                                                             ---------------------------
End of period                                                $484,285,480   $381,263,164
                                                             ---------------------------
                                                             ---------------------------
Undistributed (overdistributed) net investment income        $    961,193   $  1,361,279


See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                       OPPENHEIMER                   OPPENHEIMER
                                                                         GLOBAL                       STRATEGIC
                                                                       SECURITIES                        BOND
                                                                         FUND                            FUND

-----------------------------------------------------------
                                                                  1996           1995             1996          1995


-----------------------------------------------------------
OPERATIONS:
Net investment income                                        $  5,075,730   $  2,845,513     $  7,004,776    $
3,514,505
Net realized gain (loss)                                       11,775,734    (25,767,883)       1,835,670
(869,176)
Net change in unrealized appreciation or depreciation          59,143,734     31,653,008        1,164,352
2,877,343

-----------------------------------------------------------
Net increase in net assets resulting from operations           75,995,198      8,730,638       10,004,798
5,522,672
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                                   --             --       (6,891,899)
(3,151,540)
Distributions from net realized gain                                   --     (8,174,158)              --
    --
Distributions in excess of net realized gain                           --             --               --
    --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - See applicable note     145,106,158     62,580,432       55,505,898
37,406,166

-----------------------------------------------------------
NET ASSETS:
Total increase (decrease)                                     221,101,356     63,136,912       58,618,797
39,777,298
Beginning of period                                           360,978,833    297,841,921       60,097,613
20,320,315

-----------------------------------------------------------
End of period                                                $582,080,189   $360,978,833     $118,716,410
$60,097,613

-----------------------------------------------------------

-----------------------------------------------------------
Undistributed (overdistributed) net investment income        $  7,724,243   $     (1,068)    $    751,089    $
483,938

                                                                      OPPENHEIMER
                                                                       GROWTH &
                                                                        INCOME
                                                                         FUND
                                                             ---------------------------
                                                                 1996          1995(1)
                                                             ---------------------------
OPERATIONS:
Net investment income                                         $   303,556     $    4,573
Net realized gain (loss)                                        2,657,756         27,238
Net change in unrealized appreciation or depreciation           2,697,929        505,175
                                                              --------------------------

Net increase in net assets resulting from operations            5,659,241        536,986
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                             (291,690)        (4,891)
Distributions from net realized gain                              (31,219)            --
Distributions in excess of net realized gain                           --             37
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - See applicable note      37,384,461      3,756,393
                                                              --------------------------
NET ASSETS:
Total increase (decrease)                                      42,720,793      4,288,451
Beginning of period                                             4,288,451             --
                                                              --------------------------
End of period                                                 $47,009,244     $4,288,451
                                                              --------------------------
                                                              --------------------------
Undistributed (overdistributed) net investment income         $    12,643     $     (318)

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                           YEAR ENDED DECEMBER 31,
                                             1996        1995       1994       1993       1992
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $1.00       $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain        .05         .06        .04        .03        .04
Dividends and distributions to shareholders   (.05)       (.06)      (.04)      (.03)      (.04)
------------------------------------------------------------------------------------------------
Net asset value, end of period               $1.00       $1.00      $1.00      $1.00      $1.00
                                          ------------------------------------------------------
                                          ------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)           5.13%       5.62%      4.25%      3.09%      3.93%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $129,719     $65,386    $89,671    $61,221    $58,266
------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $99,263     $75,136    $90,264    $57,654    $61,317
------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                         5.01%       5.52%      4.18%      3.12%      3.76%
Expenses                                      0.49%       0.51%      0.43%      0.43%      0.50%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                  1996         1995         1994         1993       1992
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $  10.63     $   9.79     $  11.02     $  9.74     $  9.40
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .97          .98          .94         .82        1.19
Net realized and unrealized gain (loss)              .58          .94        (1.27)       1.65         .43
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                          1.55         1.92         (.33)       2.47        1.62
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (1.05)       (1.08)        (.66)      (1.19)      (1.28)
Distributions from net realized gain                  --           --         (.24)         --          --
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (1.05)       (1.08)        (.90)      (1.19)      (1.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.13     $  10.63     $   9.79     $ 11.02     $  9.74
                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                15.26%       20.37%       (3.18)%     26.34%      17.92%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $191,293     $133,451     $ 95,698     $93,011     $40,817
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $157,203     $115,600     $101,096     $67,000     $36,861
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               9.18%        9.81%        9.15%      10.50%      12.08%
Expenses                                            0.81%        0.81%        0.67%       0.68%       0.73%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                         125.0%       107.1%       110.1%      135.7%      144.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $216,284,607 and $177,884,266, respectively.





See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                  1996         1995         1994         1993       1992
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $  11.84     $  10.78     $  11.65     $  10.99    $ 11.15
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .69          .72          .76          .65        .87
Net realized and unrealized gain (loss)             (.15)        1.07         (.98)         .76       (.17)
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                           .54         1.79         (.22)        1.41        .70
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.74)        (.73)        (.62)        (.75)      (.86)
Distributions from net realized gain                (.01)          --         (.03)          --         --
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.75)        (.73)        (.65)        (.75)      (.86)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.63     $  11.84     $  10.78     $  11.65    $ 10.99
                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 4.80%       17.00%       (1.94)%      13.04%      6.50%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $426,439     $211,232     $135,067     $111,846    $63,354
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $296,253     $170,929     $121,884     $ 87,215    $45,687
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               6.72%        6.91%        7.30%        7.20%      7.81%
Expenses                                            0.78%        0.80%        0.57%        0.46%      0.56%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                          82.3%        79.4%        35.1%        36.3%      41.3%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $449,994,454 and $218,747,414, respectively.





See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                1996             1995             1994               1993
   1992
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
PER SHARE OPERATING DATA:
Net asset value, beginning of period           $34.21           $25.95           $31.64             $26.04
 $23.24
----------------------------------------------------------------------------------------------------------------
---------
Income (loss) from investment operations:
Net investment income                             .09              .11              .10                .05
    .06
Net realized and unrealized gain (loss)          6.59             8.29            (2.22)              6.71
   3.43
----------------------------------------------------------------------------------------------------------------
---------
Total income (loss) from investment operations:  6.68             8.40            (2.12)              6.76
   3.49
----------------------------------------------------------------------------------------------------------------
---------
Dividends and distributions to shareholders:
Dividends from net investment income             (.11)            (.09)            (.04)              (.06)
   (.14)
Distributions from net realized gain            (2.07)            (.05)           (3.53)             (1.10)
   (.55)
----------------------------------------------------------------------------------------------------------------
---------
Total dividends and distributions
to shareholders                                 (2.18)            (.14)           (3.57)             (1.16)
   (.69)
----------------------------------------------------------------------------------------------------------------
---------
Net asset value, end of period                 $38.71           $34.21           $25.95             $31.64
 $26.04

----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
TOTAL RETURN, AT NET ASSET VALUE(1)             20.22%           32.52%           (7.59)%            27.32%
  15.42%
----------------------------------------------------------------------------------------------------------------
---------
----------------------------------------------------------------------------------------------------------------
---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $617,392         $325,404         $185,774           $136,885
$83,335
----------------------------------------------------------------------------------------------------------------
---------
Average net assets (in thousands)            $467,080         $240,730         $153,832            $98,228
$56,371
----------------------------------------------------------------------------------------------------------------
---------
Ratios to average net assets:
Net investment income                            0.32%            0.47%            0.50%              0.23%
   0.30%
Expenses                                         0.75%            0.78%            0.57%              0.47%
   0.54%
----------------------------------------------------------------------------------------------------------------
---------
Portfolio turnover rate(2)                      100.1%           125.5%            96.5%             122.8%
   78.9%
Average brokerage commission rate(3)          $0.0583          $0.0577               --                 --
     --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $507,743,146 and $384,247,154, respectively.
3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                             1996        1995       1994       1993       1992
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $23.55      $17.68     $17.70     $16.96     $15.17
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .15         .25        .22        .46        .16
Net realized and unrealized gain (loss)        5.46        6.10       (.05)       .74       1.99
------------------------------------------------------------------------------------------------
Total income from investment operations        5.61        6.35        .17       1.20       2.15
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income           (.25)       (.22)      (.15)      (.14)      (.36)
Distributions from net realized gain          (1.67)       (.26)      (.04)      (.32)        --
------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                               (1.92)       (.48)      (.19)      (.46)      (.36)
------------------------------------------------------------------------------------------------
Net asset value, end of period               $27.24      $23.55     $17.68     $17.70     $16.96
                                           -----------------------------------------------------
                                           -----------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)           25.20%      36.65%      0.97%      7.25%     14.53%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $285,920    $117,710    $63,283    $56,701    $36,494
------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $152,466     $88,803    $59,953    $46,389    $25,750
------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          1.08%       1.46%      1.38%      1.13%      1.36%
Expenses, before voluntary reimbursement
by the Manager                                 0.81%       0.79%      0.58%      0.50%      0.61%
Expenses, net of voluntary reimbursement
by the Manager                                 0.79%        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                     65.4%       58.2%      53.8%      12.6%      48.7%
Average brokerage commission rate(3)        $0.0589     $0.0590         --         --         --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
 Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $117,544,250 and $78,446,013, respectively.
3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                  1996         1995         1994         1993       1992
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $  14.55     $  12.91     $  13.88     $  12.47   $  11.96
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .72          .66          .63          .55        .55
Net realized and unrealized gain (loss)             1.45         2.00         (.90)        1.41        .50
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                          2.17         2.66         (.27)        1.96       1.05
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.74)        (.65)        (.60)        (.55)      (.54)
Distributions from net realized gain                (.35)        (.37)        (.10)          --         --
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (1.09)       (1.02)        (.70)        (.55)      (.54)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  15.63     $  14.55     $  12.91     $  13.88   $  12.47
                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                15.50%       21.36%       (1.95)%      15.95%      8.99%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $484,285     $381,263     $292,067     $250,290   $159,464
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $428,277     $344,745     $279,949     $199,954   $139,011
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               4.89%        4.81%        4.90%        4.44%      4.63%
Expenses                                            0.77%        0.77%        0.56%        0.48%      0.55%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                          40.3%        39.0%        31.4%        32.4%      57.8%
Average brokerage commission rate(3)            $ 0.0361     $ 0.0329           --           --         --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $211,489,140 and $146,222,245 respectively.

3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.



See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31,
                                                  1996         1995         1994         1993       1992
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $  15.00     $  15.09     $  16.30     $  9.57     $ 10.38
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .15          .12          .04        (.02)        .07
Net realized and unrealized gain (loss)             2.52          .19         (.96)       6.75        (.80)
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                          2.67          .31         (.92)       6.73        (.73)
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  --           --         (.04)         --        (.04)
Distributions from net realized gain                  --         (.40)        (.25)         --        (.04)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                       --         (.40)        (.29)         --        (.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  17.67     $  15.00     $  15.09     $ 16.30     $  9.57
                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                17.80%        2.24%       (5.72)%     70.32%      (7.11)%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $580,998     $360,979     $297,842     $96,425     $13,537
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $466,750     $332,336     $214,545     $31,696     $11,181
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               1.09%        0.86%        0.54%       0.72%       1.04%
Expenses                                            0.81%        0.89%        0.91%       0.92%       1.06%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                          89.9%       131.3%        70.4%       65.1%       34.1%
Average brokerage commission rate(3)            $ 0.0045     $ 0.0092           --          --          --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $508,437,343 and $396,821,829, respectively.

3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            YEAR ENDED DECEMBER 31,
                                                  1996        1995         1994       1993(1)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $   4.91     $  4.60      $  5.12      $ 5.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .38         .38          .35         .10
Net realized and unrealized gain (loss)              .19         .30         (.54)        .11
---------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                           .57         .68         (.19)        .21
---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.39)       (.37)        (.32)       (.09)
Distributions in excess of net realized gain          --          --         (.01)         --
---------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.39)       (.37)        (.33)       (.09)
---------------------------------------------------------------------------------------------
Net asset value, end of period                  $   5.09     $  4.91      $  4.60      $ 5.12
                                                ---------------------------------------------
                                                ---------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                12.07%      15.33%       (3.78)%      4.25%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $118,716     $60,098      $20,320      $9,887
---------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 82,604     $37,698      $15,389      $4,259
---------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               8.48%       9.32%        8.36%       5.67%(3)
Expenses                                            0.85%       0.85%        0.87%       0.96%(3)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                         144.3%       87.0%       136.6%       10.9%

1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993.

2.  Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate
account level or to related insurance products.   Inclusion of these charges
would reduce the total return figures for all periods shown.

3.  Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $173,855,919 and $107,646,460, respectively.



See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND FINANCIAL HIGHLIGHTS (CONTINUED)


                                                YEAR ENDED DECEMBER 31,
                                                    1996       1995(1)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period              $ 12.51     $ 10.00
-----------------------------------------------------------------------
Income from investment operations:
Net investment income                                 .14         .01
Net realized and unrealized gain                     3.91        2.52
-----------------------------------------------------------------------
Total income from investment operations              4.05        2.53
-----------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.14)       (.02)
Distributions from net realized gain                 (.05)         --
-----------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (.19)       (.02)
-----------------------------------------------------------------------
Net asset value, end of period                    $ 16.37     $ 12.51
                                                  ---------------------
                                                  ---------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                 32.51%      25.25%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $47,009     $ 4,288
-----------------------------------------------------------------------
Average net assets (in thousands)                 $21,562     $ 1,809
-----------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                1.41%       0.50%(3)
Expenses                                             1.00%       2.07%(3)
-----------------------------------------------------------------------
Portfolio turnover rate(4)                          112.6%       23.7%
Average brokerage commission rate(5)              $0.0618     $0.0598


1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3.  Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $58,041,356 and $22,631,948, respectively.

5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.



See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
    Oppenheimer Money Fund (OMF), Oppenheimer High Income Fund (OHIF), Oppenheimer Bond Fund (OBF), Oppenheimer Capital Appreciation Fund (OCAP), Oppenheimer Growth Fund (OGF), Oppenheimer Multiple Strategies Fund (OMSF), Oppenheimer Global Securities Fund (OGSF), Oppenheimer Strategic Bond Fund
    (OSBF) and Oppenheimer Growth & Income Fund (OGIF) (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment adviser is OppenheimerFunds, Inc. (the Manager). Shares of the Oppenheimer Variable Account Funds are sold only to separate accounts of insurance companies, principally MassMutual Life Insurance Company, an affiliate of the Manager, Aetna Life Insurance & Annuity Company, Merrill Lynch Insurance Group, Bankers Security Life Insurance Society, Life Insurance Company of Virginia, Nationwide Life Insurance Company, and Jefferson Pilot. The following is a summary of significant accounting policies consistently followed by the Funds. The Funds' objectives are as follows:

    OPPENHEIMER MONEY FUND seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

    OPPENHEIMER HIGH INCOME FUND seeks a high level of current income from investments in high yield fixed income securities.

    OPPENHEIMER BOND FUND primarily seeks a high level of current income from investments in high yield fixed income securities.

    OPPENHEIMER CAPITAL APPRECIATION FUND seeks to achieve capital appreciation by investing in "growth-type" companies.

    OPPENHEIMER GROWTH FUND seeks to achieve capital appreciation by investing in securities of well-known established companies.

    OPPENHEIMER MULTIPLE STRATEGIES FUND seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

    OPPENHEIMER GLOBAL SECURITIES FUND seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities.

    OPPENHEIMER STRATEGIC BOND FUND seeks a high level of current income principally derived from interest on debt securities.

    OPPENHEIMER GROWTH & INCOME FUND seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

INVESTMENT VALUATION.
    Portfolio securities of OMF are valued on the basis of amortized cost, which approximates market value. Portfolio securities of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.
    Delivery and payment for securities that have been purchased by OHIF, OBF, OMSF, OSBF and OGIF on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Funds maintain, in segregated accounts with the custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Funds' net asset values to the extent the Funds make such purchases while remaining substantially fully invested.

    In connection with their ability to purchase securities on a when-issued or forward commitment basis, OHIF, OBF and OSBF may enter into mortgage "dollar-rolls" in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds record each dollar-roll as a sale and a new purchase transaction. As of December 31, 1996, OBF had entered into outstanding when-issued or forward commitments for mortgage "dollar-rolls" of $23,817,266.

SECURITY CREDIT RISK.
    OHIF, OMSF and OSBF invest in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Funds may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default.

FOREIGN CURRENCY TRANSLATION.
    The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OHIF, OBF, OMSF, OGSF, OSBF and OGIF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    For OHIF, OBF, OMSF, OGSF, OSBF and OGIF, the effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS.
    The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

FEDERAL TAXES.
    The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1996, OBF and OGSF had available for federal income tax purposes an unused capital loss carryover of approximately $727,000 and $16,867,000, which expires in 2003.

DISTRIBUTIONS TO SHAREHOLDERS.
    Dividends and distributions to shareholders of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are recorded on the ex-dividend date. OMF intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, OMF may withhold dividends or make distributions of net realized gains.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization, paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Funds.

    During the year ended December 31, 1996, the Funds adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in
    accordance with income tax regulations.   Changes in classification made
    during the fiscal year ended December 31, 1996 are shown below:



                                                 Adjustments for the Fiscal Year Ended December 31, 1996
                                            -----------------------------------------------------------------------
                                            Undistributed Net
                                            Investment Income            Undistributed Net Realized         Paid-in
                                                (Loss)                   Gain (Loss) on Investments         Capital
-------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund                     $   293,322               $   (293,322)
--
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                                811,172                   (811,172)
--
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund                 (36,290)                    36,290
--
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                 2,649,581                 (2,649,581)
--
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                      154,274                   (154,274)
--
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                       1,095                     (1,095)
--
-------------------------------------------------------------------------------------------------------------------

 OTHER.
    Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OHIF, OBF, OMSF, OGSF, OSBF and OGIF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made on the ex-date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  SHARES OF BENEFICIAL INTEREST
The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

OPPENHEIMER MONEY FUND

                              Year Ended December 31, 1996        Year Ended December 31, 1995
                             -----------------------------       -----------------------------
                               Shares           Amount              Shares          Amount
                             ----------     -------------        -----------     -------------
Sold                         304,073,729    $ 304,073,729        202,748,102     $ 202,748,102

Dividends and
distributions reinvested       4,923,661        4,923,661          4,222,747         4,222,747

Issued in connection with the
acquisition of:
Panorama Series Fund, Inc.,
Money Market
 Portfolio - Note 9           63,968,818       63,968,791                  --                --

Redeemed                    (308,637,087)    (308,637,087)       (231,260,663)     (231,260,663)
                            ------------     ------------        ------------     -------------
 Net increase (decrease)      64,329,121     $ 64,329,094         (24,289,814)    $ (24,289,814)
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------

OPPENHEIMER HIGH INCOME FUND
                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                           9,857,582      $107,788,590          5,873,231      $ 60,932,670
Dividends and
distributions reinvested       1,412,713        15,283,448          1,162,957        12,040,152

Redeemed                      (6,635,862)      (72,550,951)        (4,263,757)      (44,560,679)
                            ------------     ------------        ------------     -------------
  Net increase                 4,634,433      $ 50,521,087          2,772,431      $ 28,412,143
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------

OPPENHEIMER BOND FUND
                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                          10,037,878     $116,328,846           7,311,733      $ 83,544,442
Dividends and
distributions reinvested       1,774,316       20,314,347             976,291        11,209,883

Issued in connection with the
acquisition of:
Panorama Series Fund, Inc.,
Income Portfolio - Note 9      9,249,653      107,187,159                  --                --
Panorama Series Fund, Inc.,
Government Securities
Portfolio - Note 9                 4,237           48,557                  --                --
JP Investment Grade Bond
Fund, Inc. - Note 9            2,594,896       30,151,368                  --                --
Redeemed                      (4,827,959)     (55,937,445)         (2,972,687)      (33,822,108)
                            ------------     ------------        ------------     -------------
  Net increase                18,833,021     $218,092,832           5,315,337      $ 60,932,217
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------

                                      101

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  SHARES OF BENEFICIAL INTEREST (continued)


OPPENHEIMER CAPITAL APPRECIATION FUND

                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                          12,247,492     $455,862,164           8,882,212     $ 260,650,476

Dividends and
distributions reinvested         643,582       22,422,394              40,594         1,082,642

Redeemed                      (6,453,749)    (237,187,104)         (6,567,729)     (191,565,283)
                            ------------     ------------        ------------     -------------
 Net increase                  6,437,325    $ 241,097,454           2,355,077     $  70,167,835
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------


OPPENHEIMER GROWTH FUND

                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                           5,738,355     $144,756,556           4,302,304      $ 89,007,340

Dividends and
distributions reinvested         430,280       10,016,909              95,991         1,795,026

Issued in connection with the
acquisition of JP Capital
Appreciation Fund,
Inc. - Note 5                  3,293,050       90,009,399                  --                --

Redeemed                      (3,964,366)     (99,657,552)         (2,980,080)      (60,949,490)
                            ------------     ------------        ------------     -------------
  Net increase                 5,497,319     $145,125,312           1,418,215      $ 29,852,876
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------

OPPENHEIMER MULTIPLE STRATEGIES FUND
                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                           5,556,735     $ 83,206,142           6,445,242      $ 88,771,497
                            ------------     ------------        ------------     -------------

Dividends and
distributions reinvested       2,062,453       30,564,114           1,818,313        24,783,721

Redeemed                      (2,838,629)     (42,497,621)         (4,671,097)      (64,421,131)
                            ------------     ------------        ------------     -------------

  Net increase                 4,780,559     $ 71,272,635           3,592,458      $ 49,134,087
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------


                                                   102


OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  SHARES OF BENEFICIAL INTEREST (continued)

OPPENHEIMER GLOBAL SECURITIES FUND

                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                          14,595,634     $237,535,239          11,235,722     $ 166,766,446

Dividends and
distributions reinvested              --               --             585,961         8,174,158
Redeemed                      (5,717,318)     (92,429,081)         (7,497,205)     (112,360,172)
                            ------------     ------------        ------------     -------------

  Net increase                 8,878,316     $145,106,158           4,324,478     $  62,580,432
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------


OPPENHEIMER STRATEGIC BOND FUND


                               Year Ended December 31, 1996        Year Ended December 31, 1995
                              -----------------------------       -----------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------        -----------     -------------
Sold                          12,624,581     $ 63,274,177           9,417,090      $ 44,897,472
Dividends and
distributions reinvested       1,387,256        6,891,899             661,301         3,151,540

Redeemed                      (2,946,444)     (14,660,178)         (2,245,623)      (10,642,846)
                            ------------     ------------        ------------     -------------

  Net increase                11,065,393     $ 55,505,898           7,832,768      $ 37,406,166
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------



OPPENHEIMER GROWTH & INCOME FUND

                               Year Ended December 31, 1996      Year Ended December 31, 1995(1)
                              -----------------------------      -------------------------------
                                Shares           Amount              Shares          Amount
                              ----------     -------------       ------------     --------------
Sold                           2,942,183      $43,552,642             358,253        $3,933,459

Dividends and
 distributions reinvested         21,023          322,909                 404             4,928

Redeemed                        (435,180)      (6,491,090)            (15,863)         (181,994)
                            ------------     ------------        ------------     -------------
  Net increase                 2,528,026      $37,384,461             342,794        $3,756,393
                            ------------     ------------        ------------     -------------
                            ------------     ------------        ------------     -------------

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At December 31, 1996, net unrealized appreciation or depreciation on investments and options written consisted of the following:


                                                    OPPENHEIMER
                        OPPENHEIMER   OPPENHEIMER     CAPITAL      OPPENHEIMER
                        HIGH INCOME     BOND        APPRECIATION      GROWTH
                           FUND         FUND            FUND           FUND
                       -------------------------------------------------------
Gross appreciation     $11,696,415   $ 7,567,187   $116,514,163   $60,419,855

Gross depreciation      (1,321,412)   (2,940,260)   (11,808,397)   (3,364,356)
                       -------------------------------------------------------
Net unrealized
appreciation           $10,375,003   $ 4,626,927   $104,705,766   $57,055,499
                       -------------------------------------------------------
                       -------------------------------------------------------

                        OPPENHEIMER  OPPENHEIMER     OPPENHEIMER  OPPENHEIMER
                          MULTIPLE     GLOBAL          STRATEGIC    GROWTH &
                         STATEGIES    SECURITIES         BOND       INCOME
                           FUND         FUND             FUND        FUND
                       -------------------------------------------------------
Gross appreciation     $74,183,201   $89,877,396     $3,681,908   $ 4,492,146
Gross depreciation      (9,242,682)   (9,044,682)      (977,100)   (1,289,042)
                       -------------------------------------------------------

Net unrealized
appreciation           $64,940,519   $80,832,714     $2,704,808   $ 3,203,104
                       -------------------------------------------------------
                       -------------------------------------------------------


4.  OPTION ACTIVITY
The Funds (except OMF) may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  OPTION ACTIVITY (continued)
 OHIF option activity for the year ended December 31, 1996 was as follows:

                                     CALL OPTIONS           PUT OPTIONS
                                 ---------------------  -------------------
                                 Number of   Amount of  Number of  Amount of
                                  Options    Premiums   Options    Premiums
                                 ----------   --------  --------   ---------
Options outstanding at
 December 31, 1995                      100   $  1,430        --    $   --
Options written                  13,189,736    158,172   229,892     288,149
Options closed or expired        (8,691,827)   (94,602) (229,892)   (288,149)
Options exercised                (2,037,479)   (22,715)       --          --
                                 ----------   --------  --------   ---------
  Options outstanding at
   December 31, 1996              2,460,530   $ 42,285        --   $      --
                                 ----------   --------  --------   ---------
                                 ----------   --------  --------   ---------

OBF option activity for the year ended December 31, 1996 was as follows:

                                                    CALL OPTIONS
                                              -------------------------
                                               Number of      Amount of
                                                Options       Premiums
                                              -----------     ---------
Options outstanding at December 31, 1995               --     $      --
Options written                                31,041,247       255,822
Options closed or expired                     (20,301,055)     (150,082)
Options exercised                              (4,540,442)      (25,556)
                                              -----------     ---------
  Options outstanding at December 31, 1996      6,199,750     $  80,184
                                              -----------     ---------
                                              -----------     ---------

OMSF option activity for the year ended December 31, 1996 was as follows:

                                                    CALL OPTIONS
                                              -------------------------
                                               Number of      Amount of
                                                Options       Premiums
                                              -----------     ---------
Options outstanding at December 31, 1995            3,603    $ 1,100,095
Options written                                     8,420      2,216,105
Options closed or expired                          (5,866)    (1,583,301)
Options exercised                                  (1,588)      (497,763)
                                              -----------    -----------
  Options outstanding at December 31, 1996          4,569    $ 1,235,136
                                              -----------    -----------
                                              -----------    -----------

OSBF option activity for the year ended December 31, 1996 was as follows:

                                      CALL OPTIONS           PUT OPTIONS
                                 ---------------------  --------------------
                                  Number of  Amount of  Number of  Amount of
                                   Options    Premiums   Options   Premiums
                                 ----------   --------  --------   ---------
Options outstanding at
 December 31, 1995                    1,000  $  14,300       --   $      --
                                 ----------   --------  --------   ---------

Options written                  21,470,679    231,513   158,210     100,144
                                 ----------   --------  --------   ---------

Options closed or expired        (8,767,062)  (112,587)       --          --
Options exercised                (3,329,326)   (21,980) (157,835)    (91,152)
                                 ----------   --------  --------   ---------
  Options outstanding at
   December 31, 1996              9,375,291  $ 111,246       375   $   8,992
                                 ----------   --------  --------   ---------
                                 ----------   --------  --------   ---------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  OPTION ACTIVITY (continued)
OGIF option activity for the year ended December 31, 1996 was as follows:

                                                    CALL OPTIONS
                                              -------------------------
                                               Number of      Amount of
                                                Options       Premiums
                                              -----------     ---------

Options outstanding at December 31, 1995               --      $    --
Options written                                        19         6,301
Options closed or expired                             (19)       (6,301)
                                                      ---       -------
  Options outstanding at December 31, 1996             --       $    --
                                                      ---       -------
                                                      ---       -------

5.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Funds (except OMF) use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 1996, outstanding forward contracts to purchase and sell foreign currencies were as follows:

OPPENHEIMER HIGH INCOME FUND

                                               CONTRACT AMOUNT          VALUATION AS OF          UNREALIZED
    UNREALIZED
CONTRACTS TO PURCHASE       EXPIRATION DATE         (000'S)            DECEMBER 31, 1996        APPRECIATION
   DEPECIATION
----------------------------------------------------------------------------------------------------------------
-----------------
South African Rand (ZAR)           1/3/97          940  ZAR                $  200,737           $    547
        $ --

Spanish Peseta (ESP)             10/20/97      135,015  ESP                 1,038,134              9,835
          --
                                                                           ----------           --------
        ----
                                                                           $1,238,871             10,382
          --
                                                                           ----------           --------
        ----
                                                                           ----------
CONTRACTS TO SELL
-----------------

Swiss Franc (CHF)        1/21/97-10/20/97        4,920  CHF                $3,708,898           $203,760
         817
                                                                           ----------           --------
        ----
                                                                           ----------

Total Unrealized Appreciation and Depreciation                                                  $214,142
        $817
                                                                                                --------
        ----
                                                                                                --------
        ----

                                        106

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (continued)

OPPENHEIMER BOND FUND

                                               CONTRACT AMOUNT          VALUATION AS OF          UNREALIZED
    UNREALIZED
CONTRACTS TO PURCHASE       EXPIRATION DATE         (000'S)            DECEMBER 31, 1996        APPRECIATION
   DEPECIATION
----------------------------------------------------------------------------------------------------------------
-----------------

South African Rand (ZAR)           1/3/97         2,352 ZAR                $  502,368         $      1,369
      $
Spanish Peseta (ESP)             10/20/97       387,303 ESP                 2,977,974               21,075
         --
                                                                           ----------         ------------
      ------
                                                                           $3,480,342               22,444
         --
                                                                           ----------         ------------
      ------
                                                                           ----------

CONTRACTS TO SELL
-----------------

Canadian Dollar (CAD)              3/3/97         1,700 CAD                 1,245,403               23,727
          --
Swiss Franc (CHF)        1/21/97-10/20/97        10,860 CHF                 8,205,646              447,489
         840
                                                                           ----------         ------------
      ------
                                                                           $9,451,049              471,216
         840
                                                                           ----------         ------------
      ------
                                                                           ----------
Total Unrealized Appreciation and Depreciation                                                  $  493,660
        $840
                                                                                              ------------
      ------
                                                                                              ------------
      ------


OPPENHEIMER GLOBAL SECURITIES FUND

                                               CONTRACT AMOUNT          VALUATION AS OF          UNREALIZED
    UNREALIZED
CONTRACTS TO PURCHASE       EXPIRATION DATE         (000'S)            DECEMBER 31, 1996        APPRECIATION
   DEPECIATION
----------------------------------------------------------------------------------------------------------------
-----------------

British Pound Sterling (GBP)       1/7/97          126  GBP              $    216,416          $    2,493
      $     --
Deutsche Mark (DEM)         1/2/97-1/3/97        3,477  DEM                 2,256,966              19,488
            --
                                                                         ------------          ----------
      --------
                                                                         $  2,473,382              21,981
            --
                                                                         ------------          ----------
      --------
                                                                         ------------

CONTRACTS TO SELL
-----------------

Brazilian Real (BRR)               1/2/97           303 BRR              $    292,022                 --
           339
French Franc (FRF)                3/11/97       130,595 FRF                25,256,084                 --
       256,084
Swiss Franc (CHF)                  1/8/97        17,203 CHF                12,832,949             990,675
            --
Deutsche Mark (DEM)         1/6/97-1/8/97        29,194 DEM                19,081,287           1,372,221
         3,543
                                                                         ------------          ----------
     ---------
                                                                         $ 57,462,342           2,362,896
       259,966
                                                                         ------------          ----------
     ---------
                                                                         ------------

Total Unrealized Appreciation and Depreciation                                                 $2,384,877
     $ 259,966
                                                                                               ----------
     ---------
                                                                                               ----------
     ---------

OPPENHEIMER STRATEGIC BOND FUND

                                               CONTRACT AMOUNT          VALUATION AS OF          UNREALIZED
CONTRACTS TO SELL           EXPIRATION DATE         (000'S)            DECEMBER 31, 1996        APPRECIATION
--------------------------------------------------------------------------------------------------------------

Canadian Dollar (CAD)      2/12/97-3/5/97         4,680 CAD                $3,427,518          $  44,790
Swedish Krona (SEK)                2/3/97         2,500 SEK                   368,393             14,045
Swiss Franc (CHF)         1/21/97-3/17/97         3,395 CHF                 2,540,623            118,879
                                                                           ----------          ---------
                                                                           $6,336,534           $177,714
                                                                           ----------          ---------
                                                                           ----------          ---------

6.  FUTURES CONTRACTS
The Funds (except OMF) may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Funds may also buy or write put or call options on these futures contracts.

The Funds generally sell futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Funds may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflect a receivable or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  FUTURES CONTRACTS (continued)

At December 31, 1996, outstanding futures contracts were as follows:

OPPENHEIMER HIGH INCOME FUND

                            Expiration       Number of          Valuation as of     Unrealized
                              Date        Futures Contracts    December 31, 1996   Depreciation
------------------------------------------------------------------------------------------------
Russell 2000 Index              3/97             35                 $ 3,730,781        $17,500
                                                                    -----------        -------
                                                                    -----------        -------
OPPENHEIMER BOND FUND
                            Expiration       Number of          Valuation as of     Unrealized
                              Date        Futures Contracts    December 31, 1996   Depreciation
------------------------------------------------------------------------------------------------
U.S. Treasury Nts.              3/97             30                 $ 3,197,813        $15,000
U.S. Treasury Bonds             3/97             30                   3,378,750            250
                                                                    -----------        -------
                                                                    $ 6,576,563        $15,250
                                                                    -----------        -------
                                                                    -----------        -------
OPPENHEIMER CAPITAL APPRECIATION FUND

                            Expiration       Number of          Valuation as of     Unrealized
                              Date        Futures Contracts    December 31, 1996   Depreciation
------------------------------------------------------------------------------------------------
Russell 2000 Index              3/97             440                $79,805,000       $516,694
                                                                    -----------        -------
                                                                    -----------        -------
OPPENHEIMER STRATEGIC BOND FUND

                                                                                     Unrealized
                            Expiration       Number of          Valuation as of     Appreciation
                              Date        Futures Contracts    December 31, 1996   (Depreciation)
------------------------------------------------------------------------------------------------
French Nts.                    3/97               20                $ 2,468,292       $ 15,485
German Nts.                    3/97                3                    490,507         (3,196)
U.S. Treasury Nts.             3/97               89                  9,724,938        121,406
                                                                    -----------       --------
                                                                    $12,683,737        $133,695
                                                                    -----------       ---------
                                                                    -----------       ---------

7.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF, the annual fees are 0.75% of the first $200 million of net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of net assets in excess of $800 million. In addition, management fees for OHIF, OBF and OSBF are 0.50% of net assets in excess of $1 billion. Management fees for OMF are 0.45% of the first $500 million, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of net assets in excess of $1.5 billion. For OSBF, the Manager has agreed to limit the management fee charged so that the ordinary operating expenses of the Fund will not exceed 1.0% of its average net assets in any fiscal year. The Manager has agreed to reimburse OGF for SEC fees incurred in connection with the acquisition of JP Capital Appreciation Fund, Inc.

8.  ILLIQUID AND RESTRICTED SECURITIES
At December 31, 1996, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid and restricted securities subject to this 10% limitation at December 31, 1996 are shown on the following page:

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

8.  ILLIQUID AND RESTRICTED SECURITIES (continued)

                                                                 PERCENTAGE TO
                                                        AMOUNT     NET ASSETS
------------------------------------------------------------------------------
Oppenheimer High Income Fund                         $18,868,579       9.86%
------------------------------------------------------------------------------
Oppenheimer Bond Fund                                $21,365,291       5.01%
------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                $ 1,083,000       0.18%
------------------------------------------------------------------------------
Oppenheimer Growth Fund                                       --         --
------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund                 $ 1,156,500       0.24%
------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                   $ 3,166,926       0.55%
------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                      $ 4,733,489       3.99%
------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                     $    98,625       0.21%
------------------------------------------------------------------------------

Information concerning restricted securities is as follows:

OPPENHEIMER HIGH INCOME FUND

                                                                Valuation Per
                                                                  Unit as of
                                       Acquisition     Cost      December 31,
Security                                  Date       Per Unit       1996
------------------------------------------------------------------------------

BONDS
ECM Fund L.P.I., 14% Sub. Nts., 6/10/02     4/14/92     100.00%      110.50%

STOCKS AND WARRANTS
ECM Fund L.P.I.                             4/14/92   $1,000.00    $1,005.00
Gillett Holdings, Inc.              12/1/92-1/18/96   $   16.27    $   36.00
Omnipoint Corp.                             1/26/96   $   16.00    $   18.29
Omnipoint Corp. Wts., Exp. 11/00           11/29/95   $    0.00    $   18.29

OPPENHEIMER BOND FUND

                                                                Valuation Per
                                                                  Unit as of
                                       Acquisition     Cost      December 31,
Security                                  Date       Per Unit       1996
------------------------------------------------------------------------------

Merrill Lynch & Co., Inc.
 Units, 9.75%, 6/15/99                     5/15/95     110.05%       118.80%

OPPENHEIMER STRATEGIC BOND FUND

                                                                Valuation Per
                                                                  Unit as of
                                       Acquisition     Cost      December 31,
Security                                  Date       Per Unit       1996
------------------------------------------------------------------------------
BONDS
Trasnpower Finance Ltd., 8% Gtd.
Unsec. Unsub. Bonds, 2/15/01               5/17/96      6.49%         72.19%

STOCKS
Gillett Holdings, Inc.                     1/18/96     $21.25         $36.00

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  ACQUISITIONS
    On June 3, 1996, OMF acquired a portion of the net assets of Panorama Series Fund, Inc. - Money Market Portfolio. The Fund issued 49,302,270 shares of beneficial interest, valued at $49,302,270, in exchange for the net assets, resulting in combined net assets of $113,051,628 on June 3, 1996.

    On December 2, 1996, OMF acquired the remaining net assets of Panorama Series Fund, Inc. - Money Market Portfolio. The Fund issued 14,666,548 shares of beneficial interest, valued at $14,666,521, in exchange for the net assets, resulting in combined net assets of $124,845,270 on December 2, 1996.

   On May 1, June 3 and December 2, 1996, OBF acquired all the net assets of Panorama Series Fund, Inc., Income Portfolio. The Fund issued 12,999, 6,743,062 and 2,493,592 shares of beneficial interest, respectively, valued at $148,965, $77,208,064 and $29,830,130, respectively, in exchange for the net assets, resulting in combined net assets of $227,552,225, $308,666,225 and $396,656,585.

    On May 1, 1996, OBF acquired a portion of the net assets of Panorama Series Fund, Inc., Government Securities Portfolio. The Fund issued 4,237 shares of beneficial interest valued at $48,557, in exchange for the net assets, resulting
in combined   net assets of $227,552,225 on May 1, 1996.

     On December 20, 1996, OBF acquired all the net assets of JP Investment Grade Bond Fund, Inc., pursuant to an agreement and plan of reorganization approved by the JP Investment Grade Bond Fund, Inc. shareholders on
December 3, 1996.  The   Fund issued 2,594,896 shares of beneficial
interest valued at $30,151,368, in exchange for the net assets, resulting in combined net assets of $426,447,902 on December 20, 1996. The net assets acquired included net unrealized appreciation of $1,017,069. The exchange qualifies as a tax-free reorganization for federal income tax purposes.

     On December 20, 1996, OGF acquired all the net assets of JP Capital Appreciation Fund, Inc., pursuant to an agreement and plan of reorganization approved by the JP Capital Appreciation Fund, Inc. shareholders on December 3, 1996. The Fund issued 3,293,050 shares of beneficial interest, valued at $90,009,399, in exchange for the net assets, resulting in combined net assets of $289,484,969 on December 20, 1996. The net assets acquired included net unrealized appreciation of $19,087,888. The exchange qualifies as a tax-free reorganization for federal income tax purposes.

                                Appendix A

                         Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

                                            APPENDIX B

                           MAJOR SHAREHOLDERS

    As of March 31, 1997, the number of shares and approximate percentage of Fund shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) that held 5% or more of the outstanding shares of one of the Funds were as follows:

                                       Life of
              Monarch   ReliaStar      Virginia  Nationwide          Aetna
Money Fund         29,898,726     14,681,996          *         *              14,810,409
              21.066%   10.345%                                 10.435%

High Income Fund    1,097,016      1,945,740          8,957,544 *               3,164,101
              6.340%    11.245%        51.769%                  18.286%

Bond Fund          *         *              2,963,905 19,861,395               *
                                       8.038%    53.866%

Capital
Appreciation  *         1,444,422      4,888,030      *         1,628,130
Fund                         8.007%         27.095%                  9.025%

Growth Fund        1,006,969 *              3,318,018      *         1,983,722
              8.321%                   27.417%                  16.392%

Multiple
 Strategies        3,320,492 3,419,982      4,018,475 17,399,593          3,662,968
Fund               9.920%    10.218%        12.006%   51.983%        10.944%

Global
Securities         *              *              *    20,180,921          2,704,317
Fund                                                  55.631%        7.455%

Strategic
 Bond Fund         *              *              *         *         3,342,326
                                                                12.654%
Growth & Income    *              *              *         *              *
Fund
_______________


*Less than 5% of the outstanding shares of that Fund.
                                            (continued)
                   MassMutual          Jefferson-Pilot
Money Fund          79,836,295         *
                     56.251%

High Income Fund    2,138,566          *
                     12.360%

Bond Fund                9,567,872          2,511,101
                   25.949%             6.810%

Capital
Appreciation        9,534,658          *
Fund                      52.852%

Growth Fund         2,193,113          3,437,640
                     18.122%           28.405%

Multiple Strategies          *              *
Fund

Global Securities  11,877,059          *
Fund                    32.741%

Strategic Bond
Fund                    22,859,812          *
                   86.545%

Growth & Income     4,057,116          *
Fund                     100.000%
_______________
*Less than 5% of the outstanding shares of that Fund.

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202